UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S and S2
Voya Partners, Inc.
■ Voya Global Bond Portfolio	■ VY® Invesco Comstock Portfolio
■ Voya International High Dividend Low Volatility Portfolio	■ VY® Invesco Equity and Income Portfolio
■ VY® American Century Small-Mid Cap Value Portfolio	■ VY® Invesco Global Portfolio
■ VY® Baron Growth Portfolio	■ VY® JPMorgan Mid Cap Value Portfolio
■ VY® Columbia Contrarian Core Portfolio	■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
■ VY® Columbia Small Cap Value II Portfolio	■ VY® T. Rowe Price Growth Equity Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Global Bond Portfolio
Class ADV	$1,000.00	$1,012.10	1.17%	$5.84	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	1,014.60	0.67	3.35	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,013.30	0.92	4.59	1,000.00	1,020.23	0.92	4.61
Voya International High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,077.10	1.23%	$6.33	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,079.50	0.73	3.76	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,077.80	0.98	5.05	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,078.20	1.13	5.82	1,000.00	1,019.19	1.13	5.66
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,036.00	1.36%	$6.87	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,038.70	0.86	4.35	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,036.90	1.11	5.61	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,036.00	1.26	6.36	1,000.00	1,018.55	1.26	6.31

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
VY® Baron Growth Portfolio
Class ADV	$1,000.00	$1,105.50	1.49%	$7.78	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,108.00	0.99	5.17	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	1,108.20	0.98	5.12	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,106.40	1.24	6.48	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,105.80	1.39	7.26	1,000.00	1,017.90	1.39	6.95
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,204.10	1.21%	$6.61	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,207.90	0.71	3.89	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,206.00	0.96	5.25	1,000.00	1,020.03	0.96	4.81
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,049.10	1.42%	$7.21	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,051.60	0.92	4.68	1,000.00	1,020.23	0.92	4.61
Class R6	1,000.00	1,052.20	0.87	4.43	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,050.10	1.17	5.95	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,049.70	1.32	6.71	1,000.00	1,018.25	1.32	6.61
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,036.60	1.20%	$6.06	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,039.20	0.70	3.54	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,038.10	0.95	4.80	1,000.00	1,020.08	0.95	4.76
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,033.50	1.14%	$5.75	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,036.10	0.64	3.23	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,035.00	0.89	4.49	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,034.20	1.02	5.14	1,000.00	1,019.74	1.02	5.11
VY® Invesco Global Portfolio
Class ADV	$1,000.00	$1,231.60	1.30%	$7.19	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,234.20	0.80	4.43	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,232.80	1.05	5.81	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,232.10	1.20	6.64	1,000.00	1,018.84	1.20	6.01
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,034.50	1.35%	$6.81	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,037.50	0.85	4.29	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,035.50	1.10	5.55	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,035.20	1.25	6.31	1,000.00	1,018.60	1.25	6.26
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,147.30	1.28%	$6.81	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,150.70	0.78	4.16	1,000.00	1,020.93	0.78	3.91
Class R6	1,000.00	1,151.50	0.76	4.05	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,148.10	1.03	5.49	1,000.00	1,019.69	1.03	5.16
Class S2	1,000.00	1,147.90	1.17	6.23	1,000.00	1,018.99	1.17	5.86

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,330.90	1.21%	$6.99	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,334.00	0.71	4.11	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,332.60	0.96	5.55	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,331.40	1.11	6.42	1,000.00	1,019.29	1.11	5.56

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$102,326,371	$325,337,784	$308,638,911	$502,873,179
Investments in affiliates at fair value**	11,833,596	—	—	—
Short-term investments at fair value†	11,515,687	13,618,482	4,341,222	—
Cash	736,663	673,816	—	—
Cash collateral for futures contracts	1,290,000	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,185,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	570,000	—	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	258,000	—	—	—
Foreign currencies at value‡	—	144,503	308,672	—
Receivables:
Investment securities and currencies sold	762,468	132,998	2,225,179	—
Investment securities sold on a delayed-delivery or when-issued basis	7,248,769	—	—	—
Fund shares sold	225,943	1,047,841	577,979	167,040
Dividends	3,408	855,410	535,855	427,490
Interest	875,334	523	—	107,822
Foreign tax reclaims	7,184	1,933,646	18,136	—
Unrealized appreciation on forward foreign currency contracts	425,421	—	12,437	—
Unrealized appreciation on forward premium swaptions	49,981	—	—	—
Prepaid expenses	19	51	58	76
Reimbursement due from Investment Adviser	14,389	—	150,972	45,940
Other assets	10,622	36,072	11,572	28,283
Total assets	139,338,855	343,781,126	316,820,993	503,649,830
LIABILITIES:
Payable for investment securities and currencies purchased	1,027,173	133,639	3,010,946	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	17,055,369	—	—	—
Payable for fund shares redeemed	45,135	—	7	—
Payable upon receipt of securities loaned	1,868,148	13,618,482	915,143	—
Unrealized depreciation on forward foreign currency contracts	684,455	—	1,492	—
Unrealized depreciation on forward premium swaptions	83,373	—	—	—
Variation margin payable on centrally cleared swaps	27,278	—	—	—
Variation margin payable on futures contracts	461,710	—	—	—
Payable for investment management fees	57,238	161,996	228,388	386,344
Payable for distribution and shareholder service fees	10,200	50,610	57,066	89,300
Payable to custodian due to bank overdraft	—	—	—	248,348
Payable to custodian due to foreign currency overdraft §	604,672	—	—	—
Payable for directors fees	298	841	836	1,238
Payable to directors under the deferred compensation plan (Note 6)	10,622	36,072	11,572	28,283
Other accrued expenses and liabilities	68,164	91,883	24,426	59,070
Written options, at fair value^	629,468	—	—	—
Total liabilities	22,633,303	14,093,523	4,249,876	812,583
NET ASSETS	$116,705,552	$329,687,603	$312,571,117	$502,837,247
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,990,104	$302,550,493	$262,217,817	$66,931,222
Total distributable earnings (loss)	(30,284,552)	27,137,110	50,353,300	435,906,025
NET ASSETS	$116,705,552	$329,687,603	$312,571,117	$502,837,247
+ Including securities loaned at value	$1,775,727	$12,793,631	$811,461	$—
* Cost of investments in securities	$110,794,972	$303,313,708	$308,669,036	$95,459,601
** Cost of investments in affiliates	$12,503,019	$—	$—	$—
† Cost of short-term investments	$11,516,332	$13,618,482	$4,341,222	$—
‡ Cost of foreign currencies	$—	$144,553	$308,672	$—
§ Cost of foreign currency overdraft	$593,297	$—	$—	$—
^ Premiums received on written options	$766,318	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV
Net assets	$13,866,666	$24,263,345	$97,356,982	$108,193,886
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,726,603	2,516,834	8,687,937	5,137,701
Net asset value and redemption price per share	$8.03	$9.64	$11.21	$21.06
Class I
Net assets	$80,630,653	$106,245,606	$129,440,234	$129,587,348
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,855,895	10,858,660	10,474,813	4,801,806
Net asset value and redemption price per share	$8.18	$9.78	$12.36	$26.99
Class R6
Net assets	n/a	n/a	n/a	$39,879,825
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,475,537
Net asset value and redemption price per share	n/a	n/a	n/a	$27.03
Class S
Net assets	$22,208,233	$199,000,099	$84,104,543	$222,893,966
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,718,024	20,505,644	6,963,000	9,240,544
Net asset value and redemption price per share	$8.17	$9.70	$12.08	$24.12
Class S2
Net assets	n/a	$178,553	$1,669,358	$2,282,222
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	18,246	148,784	105,524
Net asset value and redemption price per share	n/a	$9.79	$11.22	$21.63
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$54,628,478	$146,767,477	$248,195,823	$993,186,351
Short-term investments at fair value†	1,321,549	3,451,667	4,025,357	49,930,762
Foreign currencies at value‡	—	—	611	730
Receivables:
Investment securities and currencies sold	78,867	540,516	578,976	8,922,569
Fund shares sold	—	235,041	132,558	768,892
Dividends	28,521	181,449	477,481	902,901
Interest	—	—	—	1,890,073
Foreign tax reclaims	31,151	—	24,839	48,898
Unrealized appreciation on forward foreign currency contracts	—	—	23,627	74,470
Prepaid expenses	27	25	42	176
Reimbursement due from Investment Adviser	11,582	—	15,932	69,075
Other assets	11,216	7,631	18,935	67,117
Total assets	56,111,391	151,183,806	253,494,181	1,055,862,014
LIABILITIES:
Payable for investment securities and currencies purchased	340,515	381,835	1,372,097	1,119,648
Payable for fund shares redeemed	165,529	27,047	49,317	—
Payable upon receipt of securities loaned	—	—	—	19,229,107
Unrealized depreciation on forward foreign currency contracts	—	—	120,112	—
Payable for investment management fees	38,018	99,839	142,035	531,327
Payable for distribution and shareholder service fees	15,248	24,595	29,859	160,486
Payable for directors fees	127	384	645	2,638
Payable to directors under the deferred compensation plan (Note 6)	11,216	7,631	18,935	67,117
Other accrued expenses and liabilities	41,965	17,193	37,085	176,702
Total liabilities	612,618	558,524	1,770,085	21,287,025
NET ASSETS	$55,498,773	$150,625,282	$251,724,096	$1,034,574,989
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,030,281	$110,610,386	$176,150,504	$850,798,921
Total distributable earnings	27,468,492	40,014,896	75,573,592	183,776,068
NET ASSETS	$55,498,773	$150,625,282	$251,724,096	$1,034,574,989
+ Including securities loaned at value	$—	$—	$—	$18,737,014
* Cost of investments in securities	$45,755,051	$125,069,595	$211,201,047	$910,741,461
† Cost of short-term investments	$1,321,549	$3,451,667	$4,025,357	$49,930,998
‡ Cost of foreign currencies	$—	$—	$598	$738
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV
Net assets	$27,342,033	$25,211,151	$30,589,895	$40,926,465
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,597,565	1,573,704	1,422,706	989,171
Net asset value and redemption price per share	$17.11	$16.02	$21.50	$41.37
Class I
Net assets	$6,883,500	$44,754,459	$134,474,779	$415,585,309
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	359,080	2,648,144	6,179,363	9,794,843
Net asset value and redemption price per share	$19.17	$16.90	$21.76	$42.43
Class R6
Net assets	n/a	$10,250,929	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	605,192	n/a	n/a
Net asset value and redemption price per share	n/a	$16.94	n/a	n/a
Class S
Net assets	$21,273,240	$68,857,897	$86,659,422	$325,050,520
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,157,330	4,102,374	3,980,610	7,740,025
Net asset value and redemption price per share	$18.38	$16.78	$21.77	$42.00
Class S2
Net assets	n/a	$1,550,846	n/a	$253,012,695
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	96,536	n/a	6,146,022
Net asset value and redemption price per share	n/a	$16.06	n/a	$41.17
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,186,361,066	$309,883,309	$1,035,837,129	$1,494,726,122
Short-term investments at fair value†	30,348,462	9,427,031	11,269,731	16,048,968
Cash	—	—	701,484	1,977,486
Foreign currencies at value‡	11,259	—	—	247
Receivables:
Investment securities sold	3,045,710	1,040,351	17,677,270	—
Fund shares sold	231,381	41	16,577	1,077,215
Dividends	122,634	687,578	437,817	244,646
Interest	—	117	1,105	4,544
Foreign tax reclaims	2,305,490	—	2,377	12,069
Prepaid expenses	169	56	166	201
Reimbursement due from Investment Adviser	64,483	41,597	50,479	86,407
Other assets	63,407	18,683	38,044	61,957
Total assets	1,222,554,061	321,098,763	1,066,032,179	1,514,239,862
LIABILITIES:
Payable for investment securities purchased	1,217,482	—	17,211,287	34,123
Payable for fund shares redeemed	585,573	262,972	231,670	1,084,582
Payable upon receipt of securities loaned	25,239,059	—	10,045,608	12,201,624
Payable for investment management fees	682,601	213,525	592,364	788,652
Payable for distribution and shareholder service fees	71,937	59,375	30,490	121,097
Payable for directors fees	2,836	826	2,521	3,410
Payable to directors under the deferred compensation plan (Note 6)	63,407	18,683	38,044	61,957
Payable for foreign capital gains tax	2,593,864	—	—	—
Other accrued expenses and liabilities	300,023	20,078	48,028	341,541
Total liabilities	30,756,782	575,459	28,200,012	14,636,986
NET ASSETS	$1,191,797,279	$320,523,304	$1,037,832,167	$1,499,602,876
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$394,335,395	$212,385,480	$807,603,093	$1,022,007,276
Total distributable earnings	797,461,884	108,137,824	230,229,074	477,595,600
NET ASSETS	$1,191,797,279	$320,523,304	$1,037,832,167	$1,499,602,876
+ Including securities loaned at value	$24,521,000	$—	$9,819,832	$11,767,339
* Cost of investments in securities	$586,823,933	$238,348,050	$877,776,413	$1,096,966,255
† Cost of short-term investments	$30,348,462	$9,427,031	$11,269,731	$16,048,968
‡ Cost of foreign currencies	$11,251	$—	$—	$246
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV
Net assets	$111,948,353	$75,437,297	$60,713,202	$271,844,817
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,496,667	5,027,372	7,875,915	4,197,850
Net asset value and redemption price per share	$17.23	$15.01	$7.71	$64.76
Class I
Net assets	$951,197,763	$103,120,190	$840,040,169	$1,170,164,296
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	50,694,026	6,536,938	85,261,397	14,902,138
Net asset value and redemption price per share	$18.76	$15.78	$9.85	$78.52
Class R6
Net assets	n/a	n/a	$106,244,673	n/a
Shares authorized	n/a	100,000,000	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	10,758,922	n/a
Net asset value and redemption price per share	n/a	n/a	$9.88	n/a
Class S
Net assets	$126,277,654	$141,239,209	$28,315,029	$52,658,475
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,202,446	9,124,921	3,148,850	733,825
Net asset value and redemption price per share	$17.53	$15.48	$8.99	$71.76
Class S2
Net assets	$2,373,509	$726,608	$2,519,094	$4,935,288
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	142,362	48,482	321,186	73,606
Net asset value and redemption price per share	$16.67	$14.99	$7.84	$67.05
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (unaudited)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$51,577	$9,715,171	$4,309,639	$2,808,277
Dividends from affiliated underlying funds	380,286	—	—	—
Interest, net of foreign taxes withheld*	1,994,877	4,725	175	18,792
Securities lending income, net	14,831	72,636	6,868	—
Other	286	805	807	1,178
Total investment income	2,441,857	9,793,337	4,317,489	2,828,247
EXPENSES:
Investment management fees	355,135	1,000,850	1,506,533	2,332,873
Distribution and shareholder service fees:
Class ADV	35,264	61,478	244,743	261,854
Class S	27,572	250,849	110,725	270,518
Class S2	—	457	3,314	4,367
Transfer agent fees:
Class ADV	8,541	9,617	89,478	70,802
Class I	49,778	42,281	130,792	87,104
Class R6	—	—	—	37
Class S	13,354	78,482	80,962	146,288
Class S2	—	89	1,513	1,476
Shareholder reporting expense	13,575	7,440	5,430	9,050
Professional fees	6,154	8,293	10,860	18,462
Custody and accounting expense	32,580	41,125	45,548	29,141
Directors fees	1,492	4,207	4,179	6,191
Miscellaneous expense	5,562	19,365	9,806	12,855
Interest expense	—	5,385	4,321	3,051
Total expenses	549,007	1,529,918	2,248,204	3,254,069
Waived and reimbursed fees	(89,691)	—	(473,228)	(280,476)
Net expenses	459,316	1,529,918	1,774,976	2,973,593
Net investment income (loss)	1,982,541	8,263,419	2,542,513	(145,346)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(874,156)	4,112,887	7,354,692	2,463,240
Sale of affiliated underlying funds	(1,570,038)	—	—	—
Forward foreign currency contracts	(860,299)	124,914	(219,777)	—
Foreign currency related transactions	203,014	(175,058)	(3,100)	(6,107)
Futures	(760,592)	—	—	—
Swaps	1,165,009	—	—	—
Written options	377,234	—	—	—
Net realized gain (loss)	(2,319,828)	4,062,743	7,131,815	2,457,133
Net change in unrealized appreciation (depreciation) on:
Investments	1,473,720	13,244,761	3,004,555	47,208,307
Affiliated underlying funds	1,700,516	—	—	—
Forward foreign currency contracts	(1,134,286)	371	101,080	—
Foreign currency related transactions	12,693	2,252	198	—
Futures	884,718	—	—	—
Swaps	(1,068,490)	—	—	—
Written options	138,804	—	—	—
Net change in unrealized appreciation (depreciation)	2,007,675	13,247,384	3,105,833	47,208,307
Net realized and unrealized gain (loss)	(312,153)	17,310,127	10,237,648	49,665,440
Increase in net assets resulting from operations	$1,670,388	$25,573,546	$12,780,161	$49,520,094
* Foreign taxes withheld	$1,773	$1,094,178	$78,491	$757
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (unaudited)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$343,304	$1,526,398	$3,429,959	$8,474,169
Interest	—	17	15	5,252,685
Securities lending income, net	—	—	4,154	258,058
Other	119	368	618	2,527
Total investment income	343,423	1,526,783	3,434,746	13,987,439
EXPENSES:
Investment management fees	225,946	647,434	894,976	3,364,401
Distribution and shareholder service fees:
Class ADV	61,545	67,908	79,420	105,299
Class S	24,208	86,716	108,276	413,829
Class S2	—	3,085	—	512,370
Transfer agent fees:
Class ADV	98	15,261	8,336	10,140
Class I	24	24,780	36,029	100,343
Class R6	—	19	—	—
Class S	76	38,978	22,727	79,700
Class S2	—	866	—	61,674
Shareholder reporting expense	3,077	4,525	5,068	45,250
Professional fees	7,602	7,421	6,335	46,155
Custody and accounting expense	12,670	13,937	18,136	89,233
Directors fees	633	1,921	3,224	13,191
Miscellaneous expense	7,664	6,779	2,851	26,576
Total expenses	343,543	919,630	1,185,378	4,868,161
Waived and reimbursed fees	(79,910)	(60,485)	(100,290)	(502,173)
Brokerage commission recapture	(1,479)	(22,281)	—	—
Net expenses	262,154	836,864	1,085,088	4,365,988
Net investment income	81,269	689,919	2,349,658	9,621,451
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	280,814	6,155,819	9,587,773	36,314,521
Forward foreign currency contracts	—	—	(56,776)	(378,075)
Foreign currency related transactions	—	—	25,018	5,580
Futures	—	—	—	17,903
Net realized gain	280,814	6,155,819	9,556,015	35,959,929
Net change in unrealized appreciation (depreciation) on:
Investments	9,181,292	541,307	(2,328,229)	(9,779,024)
Forward foreign currency contracts	—	—	(69,868)	(177,478)
Foreign currency related transactions	—	—	(109)	2,017
Futures	—	—	—	39,349
Net change in unrealized appreciation (depreciation)	9,181,292	541,307	(2,398,206)	(9,915,136)
Net realized and unrealized gain	9,462,106	6,697,126	7,157,809	26,044,793
Increase in net assets resulting from operations	$9,543,375	$7,387,045	$9,507,467	$35,666,244
* Foreign taxes withheld	$2,005	$1,128	$55,578	$93,474
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (unaudited)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,682,091	$3,696,820	$4,306,396	$4,153,126
Interest	13	117	11,667	46,383
Securities lending income, net	38,386	325	17,408	33,502
Other	2,672	793	2,401	3,200
Total investment income	6,723,162	3,698,055	4,337,872	4,236,211
EXPENSES:
Investment management fees	3,935,382	1,392,367	3,698,510	4,731,714
Distribution and shareholder service fees:
Class ADV	257,188	190,721	140,223	596,381
Class S	147,112	184,024	34,322	55,799
Class S2	4,454	1,449	4,682	8,042
Transfer agent fees:
Class ADV	63,344	42,059	26,832	111,154
Class I	555,141	56,997	391,491	496,692
Class R6	—	—	84	—
Class S	72,465	81,165	13,135	20,799
Class S2	1,846	398	1,120	1,873
Shareholder reporting expense	45,544	14,480	39,820	36,200
Professional fees	50,861	14,480	40,001	58,825
Custody and accounting expense	123,388	24,073	62,445	82,898
Directors fees	14,177	4,131	12,607	17,048
Miscellaneous expense	43,081	11,141	28,411	38,319
Interest expense	508	155	6,843	1,393
Total expenses	5,314,491	2,017,640	4,500,526	6,257,136
Waived and reimbursed fees	(391,663)	(236,299)	(411,191)	(768,181)
Brokerage commission recapture	—	(3,832)	—	—
Net expenses	4,922,828	1,777,509	4,089,335	5,488,955
Net investment income (loss)	1,800,334	1,920,546	248,537	(1,252,744)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	77,458,485	4,538,263	71,063,245	63,014,044
Forward foreign currency contracts	20,345	—	—	—
Foreign currency related transactions	(51,449)	—	—	3,411
Net realized gain	77,427,381	4,538,263	71,063,245	63,017,455
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	156,903,812	4,757,338	71,799,435	329,611,144
Forward foreign currency contracts	39,288	—	—	—
Foreign currency related transactions	1,138	—	—	268
Net change in unrealized appreciation (depreciation)	156,944,238	4,757,338	71,799,435	329,611,412
Net realized and unrealized gain	234,371,619	9,295,601	142,862,680	392,628,867
Increase in net assets resulting from operations	$236,171,953	$11,216,147	$143,111,217	$391,376,123
* Foreign taxes withheld	$629,796	$—	$10,545	$99,674
^ Foreign capital gains taxes withheld	$48,700	$—	$—	$—
# Change in foreign capital gains taxes accrued	$771,043	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya International High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,982,541	$3,663,047	$8,263,419	$13,251,844
Net realized gain (loss)	(2,319,827)	(21,566,424)	4,062,743	(16,681,403)
Net change in unrealized appreciation (depreciation)	2,007,675	(10,645,934)	13,247,384	(33,632,735)
Increase (decrease) in net assets resulting from operations	1,670,388	(28,549,311)	25,573,546	(37,062,294)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(186,955)	—	—	(1,010,101)
Class I	(1,294,835)	—	—	(5,146,169)
Class S	(320,481)	—	—	(9,376,139)
Class S2	—	—	—	(17,790)
Return of capital:
Class ADV	—	(368,978)	—	—
Class I	—	(2,606,514)	—	—
Class S	—	(633,923)	—	—
Total distributions	(1,802,271)	(3,609,415)	—	(15,550,199)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,844,547	6,419,046	4,374,279	14,407,949
Reinvestment of distributions	1,802,271	3,609,415	—	15,550,199
	3,646,818	10,028,461	4,374,279	29,958,148
Cost of shares redeemed	(6,384,774)	(17,174,192)	(36,087,782)	(52,723,524)
Net decrease in net assets resulting from capital share transactions	(2,737,956)	(7,145,731)	(31,713,503)	(22,765,376)
Net decrease in net assets	(2,869,839)	(39,304,457)	(6,139,957)	(75,377,869)
NET ASSETS:
Beginning of year or period	119,575,391	158,879,848	335,827,560	411,205,429
End of year or period	$116,705,552	$119,575,391	$329,687,603	$335,827,560
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$2,542,513	$4,844,009	$(145,346)	$(887,056)
Net realized gain	7,131,815	41,243,493	2,457,133	28,378,493
Net change in unrealized appreciation (depreciation)	3,105,833	(68,320,061)	47,208,307	(180,051,914)
Increase (decrease) in net assets resulting from operations	12,780,161	(22,232,559)	49,520,094	(152,560,477)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(19,606,986)	—	(13,275,713)
Class I	—	(31,568,986)	—	(12,899,261)
Class R6	—	—	—	(4,028,415)
Class S	—	(16,996,280)	—	(23,959,964)
Class S2	—	(343,178)	—	(271,581)
Total distributions	—	(68,515,430)	—	(54,434,934)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,871,005	28,004,910	13,657,626	25,617,606
Reinvestment of distributions	—	68,515,430	—	54,434,934
	10,871,005	96,520,340	13,657,626	80,052,540
Cost of shares redeemed	(66,507,286)	(50,038,901)	(26,907,776)	(59,407,267)
Net increase (decrease) in net assets resulting from capital share transactions	(55,636,281)	46,481,439	(13,250,150)	20,645,273
Net increase (decrease) in net assets	(42,856,120)	(44,266,550)	36,269,944	(186,350,138)
NET ASSETS:
Beginning of year or period	355,427,237	399,693,787	466,567,303	652,917,441
End of year or period	$312,571,117	$355,427,237	$502,837,247	$466,567,303
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$81,269	$918,559	$689,919	$616,438
Net realized gain	280,814	17,655,851	6,155,819	11,054,043
Net change in unrealized appreciation (depreciation)	9,181,292	(51,787,103)	541,307	(38,556,293)
Increase (decrease) in net assets resulting from operations	9,543,375	(33,212,693)	7,387,045	(26,885,812)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,553,775)	—	(4,692,317)
Class I	—	(20,933,966)	—	(6,791,315)
Class R6	—	—	—	(1,562,818)
Class S	—	(3,360,151)	—	(11,137,553)
Class S2	—	—	—	(238,020)
Total distributions	—	(28,847,892)	—	(24,422,023)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,737,753	14,876,788	7,790,830	25,784,256
Reinvestment of distributions	—	28,847,892	—	24,422,023
	1,737,753	43,724,680	7,790,830	50,206,279
Cost of shares redeemed	(2,846,420)	(147,131,039)	(20,621,557)	(39,073,483)
Net increase (decrease) in net assets resulting from capital share transactions	(1,108,667)	(103,406,359)	(12,830,727)	11,132,796
Net increase (decrease) in net assets	8,434,708	(165,466,944)	(5,443,682)	(40,175,039)
NET ASSETS:
Beginning of year or period	47,064,065	212,531,009	156,068,964	196,244,003
End of year or period	$55,498,773	$47,064,065	$150,625,282	$156,068,964
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$2,349,658	$4,393,710	$9,621,451	$17,397,307
Net realized gain	9,556,015	33,389,752	35,959,929	59,465,134
Net change in unrealized appreciation (depreciation)	(2,398,206)	(36,045,518)	(9,915,136)	(176,336,770)
Increase (decrease) in net assets resulting from operations	9,507,467	1,737,944	35,666,244	(99,474,329)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(530,192)	—	(7,174,942)
Class I	—	(2,931,301)	—	(70,704,485)
Class S	—	(1,567,210)	—	(58,915,829)
Class S2	—	—	—	(44,865,301)
Total distributions	—	(5,028,703)	—	(181,660,557)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,298,403	43,441,009	8,177,903	22,784,795
Reinvestment of distributions	—	5,028,703	—	181,660,557
	14,298,403	48,469,712	8,177,903	204,445,352
Cost of shares redeemed	(34,113,245)	(78,137,239)	(88,522,856)	(154,284,446)
Net increase (decrease) in net assets resulting from capital share transactions	(19,814,842)	(29,667,527)	(80,344,953)	50,160,906
Net decrease in net assets	(10,307,375)	(32,958,286)	(44,678,709)	(230,973,980)
NET ASSETS:
Beginning of year or period	262,031,471	294,989,757	1,079,253,698	1,310,227,678
End of year or period	$251,724,096	$262,031,471	$1,034,574,989	$1,079,253,698
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Global Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,800,334	$628,302	$1,920,546	$3,349,504
Net realized gain	77,427,381	126,133,141	4,538,263	31,472,540
Net change in unrealized appreciation (depreciation)	156,944,238	(666,043,724)	4,757,338	(69,950,888)
Increase (decrease) in net assets resulting from operations	236,171,953	(539,282,281)	11,216,147	(35,128,844)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(17,135,556)	—	(14,497,034)
Class I	—	(145,390,666)	—	(19,038,677)
Class S	—	(19,841,719)	—	(27,658,238)
Class S2	—	(484,333)	—	(246,251)
Total distributions	—	(182,852,274)	—	(61,440,200)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,831,759	23,912,135	4,503,945	17,650,380
Reinvestment of distributions	—	182,852,274	—	61,440,200
	11,831,759	206,764,409	4,503,945	79,090,580
Cost of shares redeemed	(112,844,635)	(149,182,257)	(36,405,931)	(64,310,655)
Net increase (decrease) in net assets resulting from capital share transactions	(101,012,876)	57,582,152	(31,901,986)	14,779,925
Net increase (decrease) in net assets	135,159,077	(664,552,403)	(20,685,839)	(81,789,119)
NET ASSETS:
Beginning of year or period	1,056,638,202	1,721,190,605	341,209,143	422,998,262
End of year or period	$1,191,797,279	$1,056,638,202	$320,523,304	$341,209,143
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$248,537	$162,429	$(1,252,744)	$(6,163,726)
Net realized gain	71,063,245	1,045,272	63,017,455	23,955,160
Net change in unrealized appreciation (depreciation)	71,799,435	(352,363,923)	329,611,412	(891,418,952)
Increase (decrease) in net assets resulting from operations	143,111,217	(351,156,222)	391,376,123	(873,627,518)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(16,464,701)	—	(52,283,533)
Class I	—	(219,028,054)	—	(200,545,652)
Class R6	—	(23,277,351)	—	—
Class S	—	(7,774,089)	—	(8,926,736)
Class S2	—	(1,146,204)	—	(823,026)
Total distributions	—	(267,690,399)	—	(262,578,947)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,960,748	38,485,489	71,774,938	154,099,854
Reinvestment of distributions	—	267,690,399	—	262,578,947
	18,960,748	306,175,888	71,774,938	416,678,801
Cost of shares redeemed	(138,061,374)	(134,779,477)	(174,902,492)	(285,346,872)
Net increase (decrease) in net assets resulting from capital share transactions	(119,100,626)	171,396,411	(103,127,554)	131,331,929
Net increase (decrease) in net assets	24,010,591	(447,450,210)	288,248,569	(1,004,874,536)
NET ASSETS:
Beginning of year or period	1,013,821,576	1,461,271,786	1,211,354,307	2,216,228,843
End of year or period	$1,037,832,167	$1,013,821,576	$1,499,602,876	$1,211,354,307
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-23+	8.04	0.12•	(0.02)	0.10	0.11	—	—	0.11	—	8.03	1.21	1.32	1.17	1.17	2.95	13,867	138
12-31-22	10.13	0.21•	(2.10)	(1.89)	—	—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27•	(0.85)	(0.58)	0.49	—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
12-31-20	10.64	0.28	0.62	0.90	0.26	—	—	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
12-31-19	10.33	0.27•	0.48	0.75	0.44	—	—	0.44	—	10.64	7.36	1.16	1.16	1.16	2.58	21,661	228
12-31-18	10.94	0.29•	(0.55)	(0.26)	0.35	—	—	0.35	—	10.33	(2.40)	1.17	1.15	1.15	2.71	22,161	119
Class I
06-30-23+	8.19	0.14•	(0.02)	0.12	0.13	—	—	0.13	—	8.18	1.46	0.82	0.67	0.67	3.46	80,631	138
12-31-22	10.32	0.25•	(2.13)	(1.88)	—	—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33•	(0.87)	(0.54)	0.55	—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
12-31-20	10.83	0.33•	0.64	0.97	0.31	—	—	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
12-31-19	10.51	0.33•	0.49	0.82	0.50	—	—	0.50	—	10.83	7.90	0.66	0.66	0.66	3.08	146,354	228
12-31-18	11.14	0.35•	(0.57)	(0.22)	0.41	—	—	0.41	—	10.51	(2.01)	0.67	0.65	0.65	3.21	146,473	119
Class S
06-30-23+	8.18	0.13•	(0.02)	0.11	0.12	—	—	0.12	—	8.17	1.33	1.07	0.92	0.92	3.21	22,208	138
12-31-22	10.30	0.23•	(2.12)	(1.89)	—	—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30•	(0.87)	(0.57)	0.52	—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
12-31-20	10.82	0.31	0.63	0.94	0.29	—	—	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
12-31-19	10.50	0.31•	0.48	0.79	0.47	—	—	0.47	—	10.82	7.64	0.91	0.91	0.91	2.83	33,323	228
12-31-18	11.12	0.32•	(0.56)	(0.24)	0.38	—	—	0.38	—	10.50	(2.17)	0.92	0.90	0.90	2.97	35,849	119
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-23+	8.95	0.22•	0.47	0.69	—	—	—	—	—	9.64	7.71	1.23	1.23	1.23	4.67	24,263	35
12-31-22	10.31	0.31•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
12-31-20	11.36	0.19	(0.49)	(0.30)	0.32	1.31	—	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
12-31-19	10.88	0.27•	1.38	1.65	0.19	0.98	—	1.17	—	11.36	16.13	1.30	1.26	1.25	2.36	29,900	143
12-31-18	13.06	0.16•	(2.13)	(1.97)	0.21	—	—	0.21	—	10.88	(15.32)	1.47	1.40	1.40	1.26	30,149	16
Class I
06-30-23+	9.06	0.24•	0.48	0.72	—	—	—	—	—	9.78	7.95	0.73	0.73	0.73	5.13	106,246	35
12-31-22	10.44	0.36•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
12-31-20	11.49	0.25	(0.51)	(0.26)	0.38	1.31	—	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
12-31-19	11.00	0.33•	1.40	1.73	0.26	0.98	—	1.24	—	11.49	16.75	0.80	0.76	0.75	2.86	139,862	143
12-31-18	13.21	0.23•	(2.17)	(1.94)	0.27	—	—	0.27	—	11.00	(14.95)	0.97	0.90	0.90	1.77	135,229	16
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International High Dividend Low Volatility Portfolio (continued)
Class S
06-30-23+	9.00	0.23•	0.47	0.70	—	—	—	—	—	9.70	7.78	0.98	0.98	0.98	4.89	199,000	35
12-31-22	10.36	0.34•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
12-31-20	11.41	0.22	(0.50)	(0.28)	0.35	1.31	—	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
12-31-19	10.93	0.30•	1.38	1.68	0.22	0.98	—	1.20	—	11.41	16.40	1.05	1.01	1.00	2.61	308,132	143
12-31-18	13.12	0.19•	(2.15)	(1.96)	0.23	—	—	0.23	—	10.93	(15.15)	1.22	1.15	1.15	1.52	309,059	16
Class S2
06-30-23+	9.08	0.18•	0.53	0.71	—	—	—	—	—	9.79	7.82	1.13	1.13	1.13	3.86	179	35
12-31-22	10.47	0.32•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
12-31-20	11.52	0.18•	(0.48)	(0.30)	0.35	1.31	—	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
12-31-19	10.99	0.27•	1.41	1.68	0.17	0.98	—	1.15	—	11.52	16.28	1.20	1.16	1.15	2.39	389	143
12-31-18	13.05	0.18•	(2.16)	(1.98)	0.08	—	—	0.08	—	10.99	(15.26)	1.37	1.30	1.30	1.41	397	16
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-23+	10.82	0.07•	0.32	0.39	—	—	—	—	—	11.21	3.60	1.64	1.36	1.36	1.28	97,357	20
12-31-22	14.21	0.12•	(0.91)	(0.79)	0.14	2.46	—	2.59	—	10.82	(5.85)	1.80	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
12-31-20	11.12	0.11	0.22	0.33	0.12	0.06	—	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
12-31-19	9.64	0.11	2.66	2.77	0.12	1.17	—	1.29	—	11.12	30.17	1.66	1.34	1.34	0.99	108,460	52
12-31-18	12.66	0.09	(1.67)	(1.58)	0.10	1.34	—	1.44	—	9.64	(14.49)	1.65	1.36	1.36	0.77	91,283	76
Class I
06-30-23+	11.90	0.10•	0.36	0.46	—	—	—	—	—	12.36	3.87	1.14	0.86	0.86	1.71	129,440	20
12-31-22	15.36	0.20•	(0.99)	(0.79)	0.21	2.46	—	2.66	—	11.90	(5.38)	1.30	0.85	0.85	1.51	165,702	66
12-31-21	12.16	0.17•	3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
12-31-20	11.99	0.16	0.25	0.41	0.18	0.06	—	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
12-31-19	10.30	0.17	2.87	3.04	0.18	1.17	—	1.35	—	11.99	30.96	1.16	0.84	0.84	1.49	175,917	52
12-31-18	13.44	0.17•	(1.81)	(1.64)	0.16	1.34	—	1.50	—	10.30	(14.15)	1.15	0.86	0.86	1.30	142,379	76
Class S
06-30-23+	11.65	0.09•	0.34	0.43	—	—	—	—	—	12.08	3.69	1.39	1.11	1.11	1.53	84,105	20
12-31-22	15.09	0.17•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.55	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
12-31-20	11.79	0.13	0.24	0.37	0.15	0.06	—	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
12-31-19	10.14	0.15	2.81	2.96	0.14	1.17	—	1.31	—	11.79	30.67	1.41	1.09	1.09	1.24	93,230	52
12-31-18	13.25	0.13•	(1.77)	(1.64)	0.13	1.34	—	1.47	—	10.14	(14.34)	1.40	1.11	1.11	1.02	79,986	76
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® American Century Small-Mid Cap Value Portfolio (continued)
Class S2
06-30-23+	10.83	0.08•	0.31	0.39	—	—	—	—	—	11.22	3.60	1.54	1.26	1.26	1.38	1,669	20
12-31-22	14.22	0.13•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
12-31-20	11.12	0.10•	0.23	0.33	0.13	0.06	—	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70
12-31-19	9.62	0.12•	2.67	2.79	0.12	1.17	—	1.29	—	11.12	30.42	1.56	1.24	1.24	1.07	3,271	52
12-31-18	12.64	0.10•	(1.67)	(1.57)	0.11	1.34	—	1.45	—	9.62	(14.48)	1.55	1.26	1.26	0.84	2,891	76
VY® Baron Growth Portfolio
Class ADV
06-30-23+	19.05	(0.03)•	2.04	2.01	—	—	—	—	—	21.06	10.55	1.62	1.49	1.49	(0.34)	108,194	0*
12-31-22	28.60	(0.10)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
12-31-20	19.55	(0.17)	6.60	6.43	—	—	—	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
12-31-19	24.63	(0.07)	9.03	8.96	—	13.89	0.15	14.04	—	19.55	38.24	1.49	1.49	1.49	(0.40)	105,271	23
12-31-18	27.88	(0.09)	0.00*	(0.09)	—	3.16	—	3.16	—	24.63	(2.15)	1.49	1.49	1.49	(0.32)	82,126	4
Class I
06-30-23+	24.36	0.02•	2.61	2.63	—	—	—	—	—	26.99	10.80	1.12	0.99	0.99	0.16	129,587	0*
12-31-22	35.40	0.01•	(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
12-31-20	23.58	(0.08)	7.99	7.91	—	—	—	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
12-31-19	27.41	0.01	10.20	10.21	—	13.89	0.15	14.04	—	23.58	38.97	0.99	0.99	0.99	0.04	147,370	23
12-31-18	30.58	0.05	(0.06)	(0.01)	—	3.16	—	3.16	—	27.41	(1.68)	0.99	0.99	0.99	0.17	118,743	4
Class R6
06-30-23+	24.39	0.02•	2.62	2.64	—	—	—	—	—	27.03	10.82	0.98	0.98	0.98	0.17	39,880	0*
12-31-22	35.44	0.02•	(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
12-31-20	23.60	(0.07)	7.99	7.92	—	—	—	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
12-31-19	27.43	0.04	10.17	10.21	—	13.89	0.15	14.04	—	23.60	38.94	0.99	0.99	0.99	0.20	33,764	23
12-31-18	30.59	0.06	(0.06)	0.00*	—	3.16	—	3.16	—	27.43	(1.64)	0.99	0.99	0.99	0.23	15,007	4
Class S
06-30-23+	21.80	(0.01)•	2.33	2.32	—	—	—	—	—	24.12	10.64	1.37	1.24	1.24	(0.09)	222,894	0*
12-31-22	32.13	(0.05)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
12-31-20	21.65	(0.13)	7.33	7.20	—	—	—	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
12-31-19	26.10	(0.03)•	9.62	9.59	—	13.89	0.15	14.04	—	21.65	38.52	1.24	1.24	1.24	(0.10)	228,141	23
12-31-18	29.31	(0.02)	(0.03)	(0.05)	—	3.16	—	3.16	—	26.10	(1.89)	1.24	1.24	1.24	(0.08)	451,687	4
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Baron Growth Portfolio (continued)
Class S2
06-30-23+	19.56	(0.03)•	2.10	2.07	—	—	—	—	—	21.63	10.58	1.52	1.39	1.39	(0.24)	2,282	0*
12-31-22	29.23	(0.08)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
12-31-20	19.91	(0.15)	6.72	6.57	—	—	—	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
12-31-19	24.87	(0.45)•	9.53	9.08	—	13.89	0.15	14.04	—	19.91	38.37	1.39	1.39	1.39	(1.58)	2,373	23
12-31-18	28.10	(0.08)	0.01	(0.07)	—	3.16	—	3.16	—	24.87	(2.05)	1.39	1.39	1.39	(0.25)	1,625	4
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-23+	14.21	0.01•	2.89	2.90	—	—	—	—	—	17.11	20.41	1.53	1.21	1.20	0.16	27,342	21
12-31-22	21.12	0.03•	(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00*•	4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
12-31-20	16.38	0.06	3.33	3.39	—	0.54	—	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
12-31-19	18.94	0.13•	5.51	5.64	0.29	7.91	—	8.20	—	16.38	32.41	1.46	1.23	1.23	0.64	23,961	45
12-31-18	23.40	0.14•	(1.97)	(1.83)	0.15	2.48	—	2.63	—	18.94	(9.23)	1.44	1.22	1.21	0.61	21,088	64
Class I
06-30-23+	15.87	0.06•	3.24	3.30	—	—	—	—	—	19.17	20.79	1.03	0.71	0.70	0.67	6,884	21
12-31-22	23.19	0.12•	(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12•	4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.72	0.52	157,468	54
12-31-20	17.67	0.15•	3.61	3.76	0.01	0.54	—	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
12-31-19	20.01	0.25•	5.84	6.09	0.52	7.91	—	8.43	—	17.67	33.05	0.96	0.73	0.73	1.14	8,548	45
12-31-18	24.58	0.26•	(2.07)	(1.81)	0.28	2.48	—	2.76	—	20.01	(8.77)	0.94	0.72	0.71	1.11	7,982	64
Class S
06-30-23+	15.24	0.03•	3.11	3.14	—	—	—	—	—	18.38	20.60	1.28	0.96	0.95	0.42	21,273	21
12-31-22	22.39	0.07•	(3.98)	(3.91)	0.06	3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50
12-31-21	20.24	0.06•	4.66	4.72	0.09	2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
12-31-20	17.18	0.11	3.49	3.60	—	0.54	—	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
12-31-19	19.56	0.20•	5.73	5.93	0.40	7.91	—	8.31	—	17.18	33.06	1.19	0.96	0.96	0.92	18,274	45
12-31-18	24.08	0.20•	(2.03)	(1.83)	0.21	2.48	—	2.69	—	19.56	(8.99)	1.19	0.97	0.96	0.86	222,203	64
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-23+	15.27	0.05•	0.70	0.75	—	—	—	—	—	16.02	4.91	1.51	1.42	1.39	0.59	25,211	28
12-31-22	20.83	0.01•	(2.85)	(2.84)	—	2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02)•	5.30	5.28	0.03	0.07	—	0.11	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
12-31-20	15.06	0.03	1.17	1.20	0.05	0.56	—	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
12-31-19	14.42	0.05	2.67	2.72	0.01	2.07	—	2.08	—	15.06	19.88	1.41	1.38	1.37	0.27	25,615	25
12-31-18	19.57	0.00*	(3.06)	(3.06)	0.00*	2.09	—	2.09	—	14.42	(17.96)	1.40	1.37	1.36	0.02	27,725	41
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class I
06-30-23+	16.07	0.09•	0.74	0.83	—	—	—	—	—	16.90	5.16	1.01	0.92	0.89	1.12	44,754	28
12-31-22	21.71	0.11•	(2.98)	(2.87)	0.05	2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07•	5.53	5.60	0.09	0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
12-31-20	15.65	0.10	1.22	1.32	0.14	0.56	—	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
12-31-19	14.94	0.13	2.76	2.89	0.11	2.07	—	2.18	—	15.65	20.42	0.91	0.88	0.87	0.79	36,201	25
12-31-18	20.20	0.10•	(3.16)	(3.06)	0.11	2.09	—	2.20	—	14.94	(17.53)	0.90	0.87	0.86	0.53	33,887	41
Class R6
06-30-23+	16.10	0.10•	0.74	0.84	—	—	—	—	—	16.94	5.22	0.90	0.87	0.84	1.18	10,251	28
12-31-22	21.74	0.12•	(2.98)	(2.86)	0.06	2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10•	5.51	5.61	0.09	0.07	—	0.17	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
12-31-20	15.66	0.10	1.23	1.33	0.14	0.56	—	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
12-31-19	14.94	0.12	2.78	2.90	0.11	2.07	—	2.18	—	15.66	20.48	0.91	0.88	0.87	0.81	6,701	25
12-31-18	20.21	0.09	(3.16)	(3.07)	0.11	2.09	—	2.20	—	14.94	(17.57)	0.90	0.87	0.86	0.56	5,349	41
Class S
06-30-23+	15.98	0.07•	0.73	0.80	—	—	—	—	—	16.78	5.01	1.26	1.17	1.14	0.86	68,858	28
12-31-22	21.61	0.06•	(2.97)	(2.91)	0.00*	2.72	—	2.73	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02•	5.51	5.53	0.05	0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
12-31-20	15.58	0.07	1.20	1.27	0.09	0.56	—	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
12-31-19	14.86	0.09	2.76	2.85	0.06	2.07	—	2.13	—	15.58	20.21	1.16	1.13	1.12	0.53	89,702	25
12-31-18	20.10	0.05	(3.15)	(3.10)	0.05	2.09	—	2.14	—	14.86	(17.76)	1.15	1.12	1.11	0.26	89,274	41
Class S2
06-30-23+	15.30	0.06•	0.70	0.76	—	—	—	—	—	16.06	4.97	1.41	1.32	1.29	0.71	1,551	28
12-31-22	20.85	0.03•	(2.86)	(2.83)	—	2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	(0.00)*•	5.30	5.30	0.03	0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
12-31-20	15.02	0.05	1.18	1.23	0.04	0.56	—	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
12-31-19	14.40	0.05•	2.67	2.72	0.03	2.07	—	2.10	—	15.02	19.95	1.31	1.28	1.27	0.34	1,671	25
12-31-18	19.52	0.02	(3.05)	(3.03)	—	2.09	—	2.09	—	14.40	(17.87)	1.30	1.27	1.26	0.11	2,431	41
VY® Invesco Comstock Portfolio
Class ADV
06-30-23+	20.74	0.15•	0.61	0.76	—	—	—	—	—	21.50	3.66	1.28	1.20	1.20	1.47	30,590	11
12-31-22	21.05	0.26•	(0.24)	0.02	0.28	0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21•	5.03	5.24	0.24	—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
12-31-20	17.01	0.25	(0.46)	(0.21)	0.30	0.45	—	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
12-31-19	17.39	0.30•	3.74	4.04	0.41	4.01	—	4.42	—	17.01	24.86	1.25	1.23	1.23	1.60	31,202	25
12-31-18	20.14	0.24•	(2.77)	(2.53)	0.22	—	—	0.22	—	17.39	(12.56)	1.25	1.23	1.23	1.16	28,006	29
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Comstock Portfolio (continued)
Class I
06-30-23+	20.94	0.21•	0.61	0.82	—	—	—	—	—	21.76	3.92	0.78	0.70	0.70	1.98	134,475	11
12-31-22	21.25	0.37•	(0.25)	0.12	0.38	0.05	—	0.44	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31•	5.09	5.40	0.35	—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
12-31-20	17.19	0.32•	(0.46)	(0.14)	0.40	0.45	—	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64
12-31-19	17.52	0.40•	3.78	4.18	0.50	4.01	—	4.51	—	17.19	25.51	0.75	0.73	0.73	2.09	203,510	25
12-31-18	20.32	0.33	(2.80)	(2.47)	0.33	—	—	0.33	—	17.52	(12.16)	0.75	0.73	0.73	1.72	219,086	29
Class S
06-30-23+	20.97	0.18•	0.62	0.80	—	—	—	—	—	21.77	3.81	1.03	0.95	0.95	1.74	86,659	11
12-31-22	21.28	0.32•	(0.25)	0.07	0.33	0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26•	5.09	5.35	0.30	—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
12-31-20	17.18	0.31	(0.48)	(0.17)	0.33	0.45	—	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
12-31-19	17.51	0.36•	3.77	4.13	0.45	4.01	—	4.46	—	17.18	25.24	1.00	0.98	0.98	1.88	73,675	25
12-31-18	20.30	0.29•	(2.81)	(2.52)	0.27	—	—	0.27	—	17.51	(12.39)	1.00	0.98	0.98	1.41	215,609	29
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-23+	40.03	0.31•	1.03	1.34	—	—	—	—	—	41.37	3.35	1.23	1.14	1.14	1.53	40,926	67
12-31-22	51.71	0.54•	(4.68)	(4.14)	0.54	7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136
12-31-21	44.76	0.36•	7.69	8.05	0.50	0.60	—	1.10	—	51.71	18.03	1.20	1.14	1.14	0.73	49,436	127
12-31-20	43.36	0.58	3.25	3.83	0.59	1.84	—	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
12-31-19	38.95	0.62•	6.82	7.44	0.68	2.35	—	3.03	—	43.36	19.50	1.17	1.14	1.14	1.47	44,825	143
12-31-18	46.81	0.64•	(4.95)	(4.31)	0.66	2.89	—	3.55	—	38.95	(9.90)	1.17	1.14	1.14	1.40	43,200	161
Class I
06-30-23+	40.95	0.42•	1.06	1.48	—	—	—	—	—	42.43	3.61	0.73	0.64	0.64	2.03	415,585	67
12-31-22	52.69	0.78•	(4.77)	(3.99)	0.75	7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136
12-31-21	45.58	0.62•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.70	0.64	0.64	1.23	502,445	127
12-31-20	44.08	0.80	3.34	4.14	0.80	1.84	—	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
12-31-19	39.54	0.85•	6.94	7.79	0.90	2.35	—	3.25	—	44.08	20.10	0.67	0.64	0.64	1.97	484,839	143
12-31-18	47.51	0.88•	(5.06)	(4.18)	0.90	2.89	—	3.79	—	39.54	(9.46)	0.67	0.64	0.64	1.90	468,289	161
Class S
06-30-23+	40.58	0.36•	1.06	1.42	—	—	—	—	—	42.00	3.50	0.98	0.89	0.89	1.78	325,051	67
12-31-22	52.29	0.66•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.95	0.89	0.89	0.97	437,821	127
12-31-20	43.79	0.70	3.28	3.98	0.69	1.84	—	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
12-31-19	39.30	0.74•	6.88	7.62	0.78	2.35	—	3.13	—	43.79	19.80	0.92	0.89	0.89	1.72	473,465	143
12-31-18	47.22	0.76•	(5.01)	(4.25)	0.78	2.89	—	3.67	—	39.30	(9.67)	0.92	0.89	0.89	1.65	463,989	161
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class S2
06-30-23+	39.81	0.33•	1.03	1.36	—	—	—	—	—	41.17	3.42	1.13	1.02	1.02	1.65	253,013	67
12-31-22	51.45	0.59•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.10	1.02	1.02	0.84	320,526	127
12-31-20	43.13	0.63	3.23	3.86	0.63	1.84	—	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
12-31-19	38.75	0.67•	6.78	7.45	0.72	2.35	—	3.07	—	43.13	19.63	1.07	1.02	1.02	1.59	328,815	143
12-31-18	46.59	0.69•	(4.93)	(4.24)	0.71	2.89	—	3.60	—	38.75	(9.79)	1.07	1.02	1.02	1.52	321,618	161
VY® Invesco Global Portfolio
Class ADV
06-30-23+	13.99	(0.01)•	3.25	3.24	—	—	—	—	—	17.23	23.16	1.37	1.30	1.30	(0.11)	111,948	4
12-31-22	24.55	(0.06)•	(7.57)	(7.63)	—	2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19)•	3.51	3.32	—	1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
12-31-20	18.41	(0.10)•	4.91	4.81	0.13	0.71	—	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
12-31-19	17.06	0.04	4.89	4.93	—	3.58	—	3.58	—	18.41	31.10	1.25	1.25	1.25	0.26	123,467	8
12-31-18	21.42	0.04	(2.66)	(2.62)	0.25	1.49	—	1.74	—	17.06	(13.62)	1.25	1.25	1.25	0.22	101,759	17
Class I
06-30-23+	15.20	0.03•	3.53	3.56	—	—	—	—	—	18.76	23.42	0.87	0.80	0.80	0.39	951,198	4
12-31-22	26.21	0.02•	(8.10)	(8.08)	—	2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08)•	3.73	3.65	—	1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
12-31-20	19.46	(0.01)•	5.20	5.19	0.23	0.71	—	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
12-31-19	17.86	0.15	5.13	5.28	0.10	3.58	—	3.68	—	19.46	31.80	0.75	0.75	0.75	0.76	1,225,197	8
12-31-18	22.33	0.16•	(2.80)	(2.64)	0.34	1.49	—	1.83	—	17.86	(13.19)	0.75	0.75	0.75	0.72	1,061,448	17
Class S
06-30-23+	14.22	0.01•	3.30	3.31	—	—	—	—	—	17.53	23.28	1.12	1.05	1.05	0.14	126,278	4
12-31-22	24.83	(0.02)•	(7.66)	(7.68)	—	2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13)•	3.55	3.42	—	1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
12-31-20	18.56	(0.05)•	4.94	4.89	0.18	0.71	—	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
12-31-19	17.17	0.10	4.91	5.01	0.04	3.58	—	3.62	—	18.56	31.44	1.00	1.00	1.00	0.52	181,045	8
12-31-18	21.53	0.10•	(2.68)	(2.58)	0.29	1.49	—	1.78	—	17.17	(13.39)	1.00	1.00	1.00	0.49	167,520	17
Class S2
06-30-23+	13.53	(0.00)*•	3.14	3.14	—	—	—	—	—	16.67	23.21	1.27	1.20	1.20	(0.01)	2,374	4
12-31-22	23.85	(0.04)•	(7.35)	(7.39)	—	2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16)•	3.41	3.25	—	1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
12-31-20	17.89	(0.07)•	4.77	4.70	0.13	0.71	—	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
12-31-19	16.67	0.06	4.77	4.83	0.03	3.58	—	3.61	—	17.89	31.26	1.15	1.15	1.15	0.37	4,611	8
12-31-18	20.97	0.06•	(2.60)	(2.54)	0.27	1.49	—	1.76	—	16.67	(13.56)	1.15	1.15	1.15	0.30	3,963	17
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-23+	14.51	0.07•	0.43	0.50	—	—	—	—	—	15.01	3.45	1.50	1.35	1.35	0.91	75,437	5
12-31-22	19.24	0.11•	(1.76)	(1.65)	0.11	2.97	—	3.07	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
12-31-20	17.15	0.09	(0.33)	(0.24)	0.11	1.29	—	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
12-31-19	15.74	0.12	3.74	3.86	0.12	2.33	—	2.45	—	17.15	25.81	1.39	1.39	1.39	0.71	89,967	9
12-31-18	19.78	0.15	(2.35)	(2.20)	0.16	1.68	—	1.84	—	15.74	(12.37)	1.38	1.38	1.38	0.79	80,243	12
Class I
06-30-23+	15.21	0.11•	0.46	0.57	—	—	—	—	—	15.78	3.75	1.00	0.85	0.85	1.41	103,120	5
12-31-22	20.00	0.20•	(1.83)	(1.63)	0.19	2.97	—	3.15	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15•	4.60	4.75	0.14	0.70	—	0.85	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
12-31-20	17.72	0.17	(0.33)	(0.16)	0.18	1.29	—	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
12-31-19	16.18	0.22	3.86	4.08	0.21	2.33	—	2.54	—	17.72	26.46	0.89	0.89	0.89	1.21	150,535	9
12-31-18	20.30	0.25•	(2.43)	(2.18)	0.26	1.68	—	1.94	—	16.18	(11.96)	0.88	0.88	0.88	1.28	144,880	12
Class S
06-30-23+	14.95	0.09•	0.44	0.53	—	—	—	—	—	15.48	3.55	1.25	1.10	1.10	1.15	141,239	5
12-31-22	19.72	0.15•	(1.80)	(1.65)	0.15	2.97	—	3.11	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10•	4.54	4.64	0.09	0.70	—	0.80	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
12-31-20	17.51	0.13	(0.33)	(0.20)	0.15	1.29	—	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
12-31-19	16.01	0.17	3.82	3.99	0.16	2.33	—	2.49	—	17.51	26.21	1.14	1.14	1.14	0.96	200,304	9
12-31-18	20.10	0.20•	(2.40)	(2.20)	0.21	1.68	—	1.89	—	16.01	(12.19)	1.13	1.13	1.13	1.03	187,165	12
Class S2
06-30-23+	14.48	0.07•	0.44	0.51	—	—	—	—	—	14.99	3.52	1.40	1.25	1.25	1.01	727	5
12-31-22	19.17	0.13•	(1.77)	(1.64)	0.08	2.97	—	3.04	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08•	4.41	4.49	0.09	0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
12-31-20	17.10	0.11	(0.33)	(0.22)	0.12	1.29	—	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
12-31-19	15.69	0.14•	3.73	3.87	0.13	2.33	—	2.46	—	17.10	25.96	1.29	1.29	1.29	0.81	1,782	9
12-31-18	19.72	0.16•	(2.33)	(2.17)	0.18	1.68	—	1.86	—	15.69	(12.30)	1.28	1.28	1.28	0.86	2,116	12
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-23+	6.72	(0.01)•	1.00	0.99	—	—	—	—	—	7.71	14.73	1.37	1.28	1.28	(0.41)	60,713	22
12-31-22	12.43	(0.04)•	(2.84)	(2.88)	—	2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12)•	1.84	1.72	—	2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
12-31-20	11.00	(0.05)	3.27	3.22	0.01	1.05	—	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
12-31-19	9.08	(0.03)	3.26	3.23	0.03	1.28	—	1.31	—	11.00	36.56	1.27	1.27	1.27	(0.28)	90,526	16
12-31-18	10.50	(0.02)	(0.24)	(0.26)	—	1.16	—	1.16	—	9.08	(3.77)	1.27	1.27	1.27	(0.14)	61,179	19
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-23+	8.56	0.00*•	1.29	1.29	—	—	—	—	—	9.85	15.07	0.87	0.78	0.78	0.08	840,040	22
12-31-22	14.82	0.00*•	(3.43)	(3.43)	—	2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06)•	2.13	2.07	0.00*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
12-31-20	12.50	(0.01)	3.77	3.76	0.01	1.05	—	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
12-31-19	10.14	0.03	3.65	3.68	0.04	1.28	—	1.32	—	12.50	37.20	0.77	0.77	0.77	0.21	985,213	16
12-31-18	11.56	0.04	(0.28)	(0.24)	0.02	1.16	—	1.18	—	10.14	(3.23)	0.77	0.77	0.77	0.36	763,686	19
Class R6
06-30-23+	8.58	0.01•	1.29	1.30	—	—	—	—	—	9.88	15.15	0.78	0.76	0.76	0.11	106,245	22
12-31-22	14.84	0.01•	(3.44)	(3.43)	—	2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06)•	2.13	2.07	0.00*	2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
12-31-20	12.51	(0.01)	3.78	3.77	0.01	1.05	—	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
12-31-19	10.14	0.02	3.67	3.69	0.04	1.28	—	1.32	—	12.51	37.31	0.77	0.77	0.77	0.24	30,761	16
12-31-18	11.56	0.03	(0.27)	(0.24)	0.02	1.16	—	1.18	—	10.14	(3.24)	0.77	0.77	0.77	0.38	15,642	19
Class S
06-30-23+	7.83	(0.01)•	1.17	1.16	—	—	—	—	—	8.99	14.81	1.12	1.03	1.03	(0.17)	28,315	22
12-31-22	13.88	(0.02)•	(3.20)	(3.22)	—	2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10)•	2.03	1.93	—	2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
12-31-20	11.93	(0.03)	3.56	3.53	0.01	1.05	—	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
12-31-19	9.74	(0.00)*	3.50	3.50	0.03	1.28	—	1.31	—	11.93	36.88	1.02	1.02	1.02	(0.04)	47,101	16
12-31-18	11.15	0.02	(0.27)	(0.25)	—	1.16	—	1.16	—	9.74	(3.44)	1.02	1.02	1.02	0.11	42,403	19
Class S2
06-30-23+	6.83	(0.01)•	1.02	1.01	—	—	—	—	—	7.84	14.79	1.26	1.17	1.17	(0.30)	2,519	22
12-31-22	12.57	(0.04)•	(2.87)	(2.91)	—	2.83	—	2.83	—	6.83	(24.60)	1.25	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11)•	1.85	1.74	—	2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31
12-31-20	11.08	(0.05)	3.31	3.26	0.01	1.05	—	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
12-31-19	9.13	(0.02)	3.28	3.26	0.03	1.28	—	1.31	—	11.08	36.69	1.17	1.17	1.17	(0.18)	5,586	16
12-31-18	10.54	(0.01)	(0.24)	(0.25)	—	1.16	—	1.16	—	9.13	(3.65)	1.17	1.17	1.17	(0.03)	4,094	19
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-23+	48.66	(0.16)•	16.26	16.10	—	—	—	—	—	64.76	33.09	1.33	1.21	1.21	(0.59)	271,845	21
12-31-22	102.35	(0.54)•	(38.71)	(39.25)	—	14.44	—	14.44	—	48.66	(40.93)	1.30	1.23	1.23	(0.81)	210,945	30
12-31-21	93.76	(0.92)•	19.06	18.14	—	9.55	—	9.55	—	102.35	19.54	1.30	1.23	1.23	(0.91)	394,504	28
12-31-20	71.90	(0.61)	25.93	25.32	—	3.46	—	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
12-31-19	70.96	(0.31)	20.51	20.20	—	19.26	—	19.26	—	71.90	30.15	1.23	1.21	1.21	(0.43)	302,258	26
12-31-18	86.22	(0.20)•	0.81	0.61	—	15.87	—	15.87	—	70.96	(1.57)	1.23	1.21	1.21	(0.24)	239,404	47
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Growth Equity Portfolio (continued)
Class I
06-30-23+	58.86	(0.03)•	19.69	19.66	—	—	—	—	—	78.52	33.40	0.83	0.71	0.71	(0.09)	1,170,164	21
12-31-22	119.12	(0.24)•	(45.58)	(45.82)	—	14.44	—	14.44	—	58.86	(40.66)	0.80	0.73	0.73	(0.31)	957,701	30
12-31-21	107.26	(0.48)•	21.89	21.41	—	9.55	—	9.55	—	119.12	20.15	0.80	0.73	0.73	(0.41)	1,742,542	28
12-31-20	81.43	(0.24)	29.53	29.29	—	3.46	—	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
12-31-19	78.04	0.07	22.75	22.82	0.17	19.26	—	19.43	—	81.43	30.83	0.73	0.71	0.71	0.07	1,290,657	26
12-31-18	93.19	0.24	0.71	0.95	0.23	15.87	—	16.10	—	78.04	(1.09)	0.73	0.71	0.71	0.27	1,092,998	47
Class S
06-30-23+	53.85	(0.10)•	18.01	17.91	—	—	—	—	—	71.76	33.26	1.08	0.96	0.96	(0.34)	52,658	21
12-31-22	110.92	(0.41)•	(42.22)	(42.63)	—	14.44	—	14.44	—	53.85	(40.81)	1.05	0.98	0.98	(0.56)	39,165	30
12-31-21	100.68	(0.72)•	20.51	19.79	—	9.55	—	9.55	—	110.92	19.85	1.05	0.98	0.98	(0.66)	72,845	28
12-31-20	76.79	(0.42)•	27.77	27.35	—	3.46	—	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
12-31-19	74.54	(0.15)•	21.66	21.51	—	19.26	—	19.26	—	76.79	30.47	0.98	0.96	0.96	(0.18)	65,359	26
12-31-18	89.69	0.00*	0.76	0.76	0.04	15.87	—	15.91	—	74.54	(1.33)	0.98	0.96	0.96	0.01	329,427	47
Class S2
06-30-23+	50.36	(0.14)•	16.83	16.69	—	—	—	—	—	67.05	33.14	1.23	1.11	1.11	(0.49)	4,935	21
12-31-22	105.14	(0.49)•	(39.85)	(40.34)	—	14.44	—	14.44	—	50.36	(40.88)	1.20	1.13	1.13	(0.71)	3,544	30
12-31-21	95.99	(0.85)•	19.55	18.70	—	9.55	—	9.55	—	105.14	19.68	1.20	1.13	1.13	(0.81)	6,338	28
12-31-20	73.47	(0.51)•	26.49	25.98	—	3.46	—	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36
12-31-19	72.10	(0.27)•	20.90	20.63	—	19.26	—	19.26	—	73.47	30.27	1.13	1.11	1.11	(0.33)	9,074	26
12-31-18	87.30	(0.12)•	0.79	0.67	—	15.87	—	15.87	—	72.10	(1.47)	1.13	1.11	1.11	(0.14)	8,564	47

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The twelve series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® Invesco Global Portfolio (“Invesco Global”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”) and VY® T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”). Each Portfolio is a diversified series of the Company, except T. Rowe Price Growth Equity, which is non-diversified. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2023, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $523,147, $23,627, and $74,470, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, OTC purchased options and forward premium swaptions were they to be unwound as of June 30, 2023. There was no cash collateral received by any Portfolio at June 30, 2023.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2023, Global Bond, and Invesco Comstock had a liability position of $1,363,864 and $120,112, respectively, on open forward foreign currency contracts, forward premium swaptions, and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2023, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2023, Global Bond had pledged $570,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2023.
As of June 30, 2023, American Century Small-Mid Cap Value had not entered into any Master Agreements.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.
During the period ended June 30, 2023, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Global Bond*	$75,706,973	$45,332,775
American Century Small-Mid Cap Value**	580,993	19,116,829
Invesco Comstock**	2,244,168	8,274,535
Invesco Equity and Income**	443,327	20,831,051
Invesco Global**	—	2,073,262

*
For the period ended June 30, 2023, the Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2023.

**
For the period ended June 30, 2023, the Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2023. There were no open forward foreign currency contracts for Invesco Global at June 30, 2023.

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, Global Bond had an average notional value of $38,692,437 and $12,073,750 on futures contracts purchased and sold, respectively. During the period ended June 30, 2023, Invesco Equity and Income had an average notional value of $3,434,688 on futures contracts sold. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2023.
At June 30, 2023, Invesco Equity and Income had pledged U.S. Treasury Bills with an original par value of $110,000 as collateral for open futures contracts.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
K. Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2023, Global Bond pledged $258,000 in cash collateral for open when-issued or delayed-delivery transactions.
M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains.The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2023, Global Bond had written interest rate swaptions with an average notional value of $49,628,000, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open written interest swaptions at June 30, 2023. There were no open purchased interest rate swaptions at June 30, 2023.
During the period ended June 30, 2023, Global Bond had purchased and written foreign currency options with an average notional value of $6,601,483 and $10,113,021, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2023.
During the period ended June 30, 2023, Global Bond had purchased and written forward premium swaptions with an average notional value of $5,556,000 and $33,011,900, respectively to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the
Portfolio of Investments for open purchased and written forward premium swaptions at June 30, 2023.
During the period ended June 30, 2023, Global Bond had purchased and written exchange-traded options contracts to manage its duration strategy and to generate income. Global Bond had average notional values of $20,693,750 and $20,693,750, respectively, on purchased and written exchange-traded options contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded options contracts at June 30, 2023.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2023, Global Bond purchased credit protection on credit default swap indices (“CDX”) with an average notional amount of $3,430,000,to hedge or to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at June 30, 2023.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2023, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $48,426,882.
For the period ended June 30, 2023, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $77,978,568.
Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2023.
At June 30, 2023, Global Bond had pledged $1,185,000 in cash collateral for open centrally cleared credit default and interest rate swaps.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
During the period ended June 30, 2023, Global Bond had entered into receiver volatility swaps on foreign currencies with an average notional amount of $2,766,000. There were no open volatility swaps at June 30, 2023.
Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
There were no open total return swaps at June 30, 2023.
P. Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity- linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2023.
Q. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no open structured products at June 30, 2023.
R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Global Bond	$36,154,819	$24,064,933
International High Dividend Low Volatility	115,999,618	142,360,376
American Century Small-Mid Cap Value	67,322,022	118,796,370
Baron Growth	997,501	12,668,340
Columbia Contrarian Core	10,335,695	11,307,437
Columbia Small Cap Value II	42,586,526	54,448,799
Invesco Comstock	28,455,967	38,554,799
Invesco Equity and Income	123,426,058	170,999,398
Invesco Global	40,710,463	134,105,074
JPMorgan Mid Cap Value	16,819,011	50,823,557
T. Rowe Price Diversified Mid Cap Growth	219,815,607	339,184,299
T. Rowe Price Growth Equity	289,567,592	342,706,781
U.S. government securities not included above were as follows:
	Purchases	Sales
Global Bond	$128,489,642	$136,501,547
Invesco Equity and Income	567,388,279	592,059,874
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Global Bond(1)	0.600% on the first $4 billion; 0.575% on the next $1 billion; 0.550% on the next $1 billion; 0.530% on assets over $6 billion
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value(1)(2)	0.91% on all assets
Baron Growth	0.950% on the first $1 billion; 0.925% on the next $1 billion; 0.900% on assets over $2 billion
Columbia Contrarian Core(1)	0.90% on the first $500 million; 0.85% on the next $500 million; 0.80% on assets over $1 billion
Columbia Small Cap Value II(1)	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income(1)	0.65% on the first $750 million; 0.63% on the next $250 million; 0.61% on assets over $1 billion
Invesco Global	0.70% on the first $3 billion; 0.68% on the next $1 billion; 0.67% on the next $4 billion; 0.66% on assets over $8 billion
JPMorgan Mid Cap Value(1)	0.85% on the first $500 million; 0.75% on the next $500 million; 0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth(1)	0.74% on all assets
T. Rowe Price Growth Equity(1)	0.70% on all assets

(1)
The Investment Adviser is contractually obligated to waive 0.003%, 0.048%, 0.027%, 0.01%, 0.025%, 0.02% and 0.039% of the management fee for Global Bond, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth, and T. Rowe Price Growth Equity, respectively. Prior to January 1, 2023, T. Rowe Price Growth Equity management fee waiver was 0.019%. Effective January 1, 2023, the American Century Small-Mid Cap Value management fee waiver of 0.165% terminated. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

(2)
Prior to January 1, 2023, the investment management fees were 1.10% on the first $250 million; 1.05% on the next $250 million; and 1.00% on assets over $500 million.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock, Invesco Equity and Income & Invesco Global	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Comstock	6.00%
	Invesco Global	7.31
	T. Rowe Price Diversified Mid Cap Growth	11.77
Security Life of Denver Insurance Company	Global Bond	9.02
	Columbia Small Cap Value II	5.58
	Invesco Comstock	5.05
	T. Rowe Price Diversified Mid Cap Growth	5.27
Voya Institutional Trust Company	Global Bond	13.63
	International High Dividend Low Volatility	7.21
	American Century Small-Mid Cap Value	51.16
	Baron Growth	33.14
	Columbia Contrarian Core	49.58
	Columbia Small Cap Value II	20.45
	Invesco Comstock	12.16
	Invesco Global	12.94
	JPMorgan Mid Cap Value	30.47
	T. Rowe Price Diversified Mid Cap Growth	8.98
	T. Rowe Price Growth Equity	32.93
Voya Retirement Insurance and Annuity Company	Global Bond	70.73
	International High Dividend Low Volatility	26.02
	American Century Small-Mid Cap Value	46.31
	Baron Growth	60.91
	Columbia Contrarian Core	44.64
	Columbia Small Cap Value II	28.59
	Invesco Comstock	38.69
	Invesco Equity and Income	37.55
	Invesco Global	68.84
	JPMorgan Mid Cap Value	39.20
	T. Rowe Price Diversified Mid Cap Growth	66.85
	T. Rowe Price Growth Equity	56.56
Voya Solution 2035 Portfolio	Invesco Comstock	6.52
Voya Solution 2045 Portfolio	Invesco Comstock	5.10
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	6.38
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Global Bond	$71,535
International High Dividend Low Volatility	130,111
American Century Small-Mid Cap Value	302,251
Baron Growth	305,233
Columbia Contrarian Core	—
Columbia Small Cap Value II	79,623
Invesco Comstock	66,486
Invesco Equity and Income	251,088
Invesco Global	645,436
JPMorgan Mid Cap Value	180,189
T. Rowe Price Diversified Mid Cap Growth	431,787
T. Rowe Price Growth Equity	629,219
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value(1)	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock(3)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
Invesco Global	1.30%	0.80%	N/A	1.05%	1.20%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)
Prior to January 1, 2023, the expenses limits were 1.52%, 1.02%, 1.27% and 1.42% for Class ADV, Class I, Class S and Class S2, respectively.

(2)
Pursuant to a side letter agreement, through May 1, 2024, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, through May 1, 2024, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.20%, 0.70%, and 0.95% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
At June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Global Bond	$234,432	$185,913	$176,547	$596,892
American Century Small-Mid Cap Value	1,131,819	998,001	1,053,984	3,183,804
Invesco Equity and Income	746,768	659,753	837,143	2,243,664
Invesco Global	658,532	311,359	757,203	1,727,094
JPMorgan Mid Cap Value	465,758	402,785	425,349	1,293,892
T. Rowe Price Growth Equity	1,068,227	831,119	914,119	2,813,465
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2023, are as follows:
	June 30,
	2024	2025	2026	Total
Baron Growth
Class ADV	$152,449	$104,977	$126,344	$383,770
Class I	207,747	132,224	154,003	493,974
Class S	319,018	213,232	258,428	790,678
Class S2	3,581	2,063	2,593	8,237
Columbia Small Cap Value II
Class ADV	12,639	6,312	15,794	34,745
Class I	17,003	8,076	24,519	49,598
Class S	39,581	15,311	39,713	94,605
Class S2	738	294	868	1,900
T. Rowe Price Diversified Mid Cap Growth
Class ADV	37,703	24,189	37,922	99,814
Class I	695,917	392,141	573,327	1,661,385
Class S	27,766	14,422	19,037	61,225
Class S2	3,860	2,042	1,673	7,575
The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2023 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International High Dividend Low Volatility	22	$1,584,864	5.56%
American Century Small-Mid Cap Value	1	27,928,000	5.57
Baron Growth	22	822,500	6.07
Invesco Global	3	1,102,667	5.53
JPMorgan Mid Cap Value	1	1,897,000	6.07
T. Rowe Price Diversified Mid Cap Growth	5	8,814,400	5.59
T. Rowe Price Growth Equity	4	2,069,250	6.06

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2023	23,317	—	23,028	(103,932)	(57,587)	188,686	—	186,955	(849,322)	(473,681)
12/31/2022	70,423	—	42,819	(220,691)	(107,449)	591,953	—	368,978	(1,911,909)	(950,978)
Class I
6/30/2023	107,553	—	156,511	(543,067)	(279,003)	891,715	—	1,294,835	(4,496,778)	(2,310,228)
12/31/2022	348,901	—	297,314	(1,190,699)	(544,484)	3,088,657	—	2,606,514	(10,496,268)	(4,801,097)
Class S
6/30/2023	92,888	—	38,795	(125,523)	6,160	764,146	—	320,481	(1,038,675)	45,952
12/31/2022	302,312	—	72,358	(532,267)	(157,597)	2,738,436	—	633,923	(4,766,015)	(1,393,656)
International High Dividend Low Volatility
Class ADV
6/30/2023	75,175	—	—	(259,365)	(184,190)	713,926	—	—	(2,441,714)	(1,727,788)
12/31/2022	283,668	—	115,177	(319,384)	79,461	2,526,636	—	1,010,101	(2,947,221)	589,516
Class I
6/30/2023	206,718	—	—	(1,166,589)	(959,871)	1,994,288	—	—	(11,187,095)	(9,192,807)
12/31/2022	647,467	—	580,832	(1,455,005)	(226,706)	6,299,391	—	5,146,169	(13,714,363)	(2,268,803)
Class S
6/30/2023	172,606	—	—	(2,366,793)	(2,194,187)	1,661,022	—	—	(22,212,264)	(20,551,242)
12/31/2022	608,121	—	1,064,261	(3,882,533)	(2,210,151)	5,509,648	—	9,376,139	(36,035,659)	(21,149,872)
Class S2
6/30/2023	532	—	—	(25,702)	(25,170)	5,043	—	—	(246,709)	(241,666)
12/31/2022	7,428	—	1,999	(3,301)	6,126	72,274	—	17,790	(26,281)	63,783

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value
Class ADV
6/30/2023	370,365	—	—	(797,339)	(426,974)	4,133,039	—	—	(8,766,565)	(4,633,526)
12/31/2022	454,499	—	1,787,328	(931,108)	1,310,719	5,645,878	—	19,606,986	(11,493,702)	13,759,162
Class I
6/30/2023	416,096	—	—	(3,861,333)	(3,445,237)	5,127,641	—	—	(47,718,244)	(42,590,603)
12/31/2022	1,151,740	—	2,622,009	(1,985,293)	1,788,456	15,865,162	—	31,568,986	(26,403,580)	21,030,568
Class S
6/30/2023	122,311	—	—	(835,324)	(713,013)	1,465,853	—	—	(9,836,079)	(8,370,226)
12/31/2022	435,965	—	1,440,363	(828,369)	1,047,959	6,024,851	—	16,996,280	(11,041,329)	11,979,802
Class S2
6/30/2023	13,049	—	—	(16,863)	(3,814)	144,472	—	—	(186,398)	(41,926)
12/31/2022	35,842	—	31,283	(84,421)	(17,296)	469,019	—	343,178	(1,100,290)	(288,093)
Baron Growth
Class ADV
6/30/2023	153,180	—	—	(245,288)	(92,108)	3,124,327	—	—	(5,021,553)	(1,897,226)
12/31/2022	220,023	—	671,848	(570,047)	321,824	4,712,456	—	13,275,713	(12,341,940)	5,646,229
Class I
6/30/2023	122,575	—	—	(350,892)	(228,317)	3,232,074	—	—	(9,220,215)	(5,988,141)
12/31/2022	258,513	—	511,672	(747,115)	23,070	6,824,708	—	12,899,261	(20,713,255)	(989,286)
Class R6
6/30/2023	69,479	—	—	(182,571)	(113,092)	1,824,510	—	—	(4,684,536)	(2,860,026)
12/31/2022	337,628	—	159,604	(330,867)	166,365	8,955,785	—	4,028,415	(9,356,393)	3,627,807
Class S
6/30/2023	233,888	—	—	(333,633)	(99,745)	5,334,797	—	—	(7,806,847)	(2,472,050)
12/31/2022	197,570	—	1,061,115	(702,931)	555,754	4,780,840	—	23,959,964	(16,689,888)	12,050,916
Class S2
6/30/2023	6,767	—	—	(8,187)	(1,420)	141,918	—	—	(174,625)	(32,707)
12/31/2022	16,096	—	13,398	(14,275)	15,219	343,817	—	271,581	(305,791)	309,607
Columbia Contrarian Core
Class ADV
6/30/2023	62,720	—	—	(85,467)	(22,747)	994,960	—	—	(1,336,576)	(341,616)
12/31/2022	83,008	—	294,171	(238,594)	138,585	1,485,070	—	4,553,775	(4,026,799)	2,012,046
Class I
6/30/2023	14,536	—	—	(16,499)	(1,963)	251,458	—	—	(289,174)	(37,716)
12/31/2022	651,399	—	1,212,158	(8,292,618)	(6,429,061)	12,258,297	—	20,933,966	(140,875,241)	(107,682,978)
Class S
6/30/2023	29,367	—	—	(73,923)	(44,556)	491,335	—	—	(1,220,670)	(729,335)
12/31/2022	58,317	—	202,541	(120,661)	140,197	1,133,421	—	3,360,151	(2,228,999)	2,264,573
Columbia Small Cap Value II
Class ADV
6/30/2023	34,487	—	—	(358,277)	(323,790)	542,510	—	—	(5,510,587)	(4,968,077)
12/31/2022	191,406	—	295,672	(482,743)	4,335	3,412,077	—	4,692,317	(8,331,191)	(226,797)
Class I
6/30/2023	241,657	—	—	(317,741)	(76,084)	3,988,483	—	—	(5,187,051)	(1,198,568)
12/31/2022	889,096	—	407,397	(664,746)	631,747	16,985,255	—	6,791,315	(12,158,531)	11,618,039
Class R6
6/30/2023	111,577	—	—	(98,595)	12,982	1,853,848	—	—	(1,621,218)	232,630
12/31/2022	128,469	—	93,582	(207,485)	14,566	2,397,569	—	1,562,818	(3,721,760)	238,627
Class S
6/30/2023	76,969	—	—	(494,487)	(417,518)	1,265,430	—	—	(8,038,576)	(6,773,146)
12/31/2022	139,968	—	671,341	(780,002)	31,307	2,561,264	—	11,137,553	(14,436,108)	(737,291)
Class S2
6/30/2023	8,994	—	—	(16,813)	(7,819)	140,559	—	—	(264,125)	(123,566)
12/31/2022	23,245	—	14,970	(22,883)	15,332	428,091	—	238,020	(425,893)	240,218

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Comstock
Class ADV
6/30/2023	17,972	—	—	(232,618)	(214,646)	386,002	—	—	(4,886,745)	(4,500,743)
12/31/2022	264,767	—	25,883	(299,614)	(8,964)	5,646,643	—	530,192	(6,141,056)	35,779
Class I
6/30/2023	553,455	—	—	(1,110,113)	(556,658)	11,736,564	—	—	(23,494,648)	(11,758,084)
12/31/2022	1,172,233	—	141,611	(2,995,144)	(1,681,300)	24,748,611	—	2,931,301	(64,409,776)	(36,729,864)
Class S
6/30/2023	101,970	—	—	(272,800)	(170,830)	2,175,837	—	—	(5,731,852)	(3,556,015)
12/31/2022	611,922	—	75,624	(364,814)	322,732	13,045,755	—	1,567,210	(7,586,407)	7,026,558
Invesco Equity and Income
Class ADV
6/30/2023	36,232	—	—	(131,432)	(95,200)	1,475,960	—	—	(5,303,003)	(3,827,043)
12/31/2022	127,486	—	176,430	(175,626)	128,290	6,066,772	—	7,174,942	(8,057,342)	5,184,372
Class I
6/30/2023	48,055	—	—	(586,842)	(538,787)	1,982,048	—	—	(24,322,042)	(22,339,994)
12/31/2022	135,855	—	1,696,342	(1,033,653)	798,544	6,491,868	—	70,704,485	(48,175,528)	29,020,825
Class S
6/30/2023	69,837	—	—	(879,366)	(809,529)	2,902,228	—	—	(35,833,503)	(32,931,275)
12/31/2022	38,060	—	1,427,620	(1,288,384)	177,296	1,774,410	—	58,915,829	(59,514,734)	1,175,505
Class S2
6/30/2023	44,618	—	—	(572,213)	(527,595)	1,817,667	—	—	(23,064,308)	(21,246,641)
12/31/2022	184,335	—	1,108,866	(849,626)	443,575	8,451,745	—	44,865,301	(38,536,842)	14,780,204
Invesco Global
Class ADV
6/30/2023	203,031	—	—	(386,728)	(183,697)	3,171,202	—	—	(6,062,420)	(2,891,218)
12/31/2022	222,212	—	1,100,549	(740,933)	581,828	3,870,638	—	17,135,556	(12,413,610)	8,592,584
Class I
6/30/2023	303,396	—	—	(5,728,933)	(5,425,537)	5,212,973	—	—	(96,613,742)	(91,400,769)
12/31/2022	650,417	—	8,613,191	(5,837,436)	3,426,172	12,546,150	—	145,390,666	(108,060,329)	49,876,487
Class S
6/30/2023	211,172	—	—	(607,422)	(396,250)	3,322,331	—	—	(9,727,698)	(6,405,367)
12/31/2022	378,496	—	1,255,805	(1,525,228)	109,073	7,069,211	—	19,841,719	(27,707,092)	(796,162)
Class S2
6/30/2023	8,290	—	—	(28,875)	(20,585)	125,253	—	—	(440,775)	(315,522)
12/31/2022	25,150	—	32,182	(68,439)	(11,107)	426,136	—	484,333	(1,001,226)	(90,757)
JPMorgan Mid Cap Value
Class ADV
6/30/2023	76,326	—	—	(533,765)	(457,439)	1,103,229	—	—	(7,716,236)	(6,613,007)
12/31/2022	221,679	—	977,597	(582,485)	616,791	3,879,450	—	14,497,034	(9,678,284)	8,698,200
Class I
6/30/2023	160,764	—	—	(672,726)	(511,962)	2,486,745	—	—	(10,361,605)	(7,874,860)
12/31/2022	570,188	—	1,222,015	(1,668,639)	123,564	10,136,830	—	19,038,677	(30,376,461)	(1,200,954)
Class S
6/30/2023	57,052	—	—	(1,212,250)	(1,155,198)	852,097	—	—	(18,251,963)	(17,399,866)
12/31/2022	182,377	—	1,808,846	(1,287,787)	703,436	3,184,757	—	27,658,238	(22,649,935)	8,193,060
Class S2
6/30/2023	4,303	—	—	(5,412)	(1,109)	61,874	—	—	(76,127)	(14,253)
12/31/2022	24,870	—	16,658	(96,059)	(54,531)	449,343	—	246,251	(1,605,975)	(910,381)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2023	365,340	—	—	(416,331)	(50,991)	2,611,410	—	—	(2,981,164)	(369,754)
12/31/2022	367,170	—	2,296,332	(862,844)	1,800,658	3,205,902	—	16,464,701	(7,629,568)	12,041,035
Class I
6/30/2023	370,097	—	—	(13,401,100)	(13,031,003)	3,431,556	—	—	(122,295,725)	(118,864,169)
12/31/2022	1,244,653	—	24,016,234	(8,899,097)	16,361,790	13,736,797	—	219,028,054	(94,918,070)	137,846,781

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Diversified Mid Cap Growth (continued)
Class R6
6/30/2023	1,289,293	—	—	(996,036)	293,257	11,759,316	—	—	(9,188,640)	2,570,676
12/31/2022	1,706,574	—	2,546,756	(1,800,814)	2,452,516	19,547,177	—	23,277,351	(19,438,293)	23,386,235
Class S
6/30/2023	131,161	—	—	(418,342)	(287,181)	1,092,848	—	—	(3,515,006)	(2,422,158)
12/31/2022	175,005	—	932,145	(980,474)	126,676	1,709,581	—	7,774,089	(10,103,489)	(619,819)
Class S2
6/30/2023	9,030	—	—	(10,995)	(1,965)	65,618	—	—	(80,839)	(15,221)
12/31/2022	29,976	—	157,230	(333,568)	(146,362)	286,032	—	1,146,204	(2,690,057)	(1,257,821)
T. Rowe Price Growth Equity
Class ADV
6/30/2023	122,289	—	—	(259,649)	(137,360)	6,572,169	—	—	(14,592,522)	(8,020,353)
12/31/2022	166,206	—	877,830	(563,102)	480,934	11,556,479	—	52,283,533	(38,875,365)	24,964,647
Class I
6/30/2023	971,761	—	—	(2,341,698)	(1,369,937)	62,018,860	—	—	(157,908,102)	(95,889,242)
12/31/2022	1,658,827	—	2,789,618	(2,804,335)	1,644,110	137,761,851	—	200,545,652	(236,448,062)	101,859,441
Class S
6/30/2023	38,228	—	—	(31,667)	6,561	2,464,608	—	—	(1,913,737)	550,871
12/31/2022	47,221	—	135,562	(112,278)	70,505	3,470,623	—	8,926,736	(8,592,782)	3,804,577
Class S2
6/30/2023	12,281	—	—	(9,050)	3,231	719,301	—	—	(488,131)	231,170
12/31/2022	16,228	—	13,359	(19,493)	10,094	1,310,901	—	823,026	(1,430,663)	703,264
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$138,563	$(138,563)	$—
BNP Paribas	58,077	(58,077)	—
Daiwa Capital Markets America Inc.	56,294	(56,294)	—
Goldman, Sachs & Co. LLC	54,541	(54,541)	—
HSBC Securities (USA) Inc.	42,859	(42,859)	—
J.P. Morgan Securities LLC	21,753	(21,753)	—
JP Morgan Securities Plc.	1,179,294	(1,179,294)	—
MUFG Securities Americas Inc.	77,866	(77,866)	—
TD Securities INC	115,497	(115,497)	—
US Bancorp Investments	29,216	(29,216)	—
Wells Fargo Securities LLC	1,767	(1,767)	—
Total	$1,775,727	$(1,775,727)	$—

(1)
Cash collateral with a fair value of $1,868,148 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,796,132	$(1,796,132)	$—
Citigroup Global Markets Limited	1,919,825	(1,919,825)	—
JP Morgan Securities Plc.	1,808,650	(1,808,650)	—
Merrill Lynch International	4,252,186	(4,252,186)	—
Morgan Stanley & Co. International PLC	258,728	(258,728)	—
Morgan Stanley & Co. LLC	1,033,857	(1,033,857)	—
State Street Bank and Trust Company	1,724,253	(1,724,253)	—
Total	$12,793,631	$(12,793,631)	$—

(1)
Cash collateral with a fair value of $13,618,482 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs International	$311,225	$(311,225)	$—
Goldman, Sachs & Co. LLC	169,296	(169,296)	—
UBS AG	330,940	(330,940)	—
Total	$811,461	$(811,461)	$—

(1)
Cash collateral with a fair value of $915,143 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$3,263,782	$(3,263,782)	$—
BofA Securities Inc	2,634,308	(2,634,308)	—
Citadel Clearing LLC	1,553,206	(1,553,206)	—
Citigroup Global Markets Inc.	228,900	(228,900)	—
Credit Suisse AG	463,127	(463,127)	—
J.P. Morgan Securities LLC	344,713	(344,713)	—
Jefferies LLC	178,216	(178,216)	—
National Financial Services LLC	344,623	(344,623)	—
Nomura Securities International, Inc.	698,349	(698,349)	—
Scotia Capital (USA) INC	1,218,039	(1,218,039)	—
Societe Generale	6,297,712	(6,297,712)	—
UBS AG	1,446,939	(1,446,939)	—
Wells Fargo Securities LLC	65,100	(65,100)	—
Total	$18,737,014	$(18,737,014)	$—

(1)
Cash collateral with a fair value of $19,229,107 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Global
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$4,561,484	$(4,561,484)	$—
Citigroup Global Markets Inc.	7,226,249	(7,226,249)	—
Citigroup Global Markets Limited	1,820,673	(1,820,673)	—
J.P. Morgan Securities LLC	1,656,639	(1,656,639)	—
Janney Montgomery Scott LLC	6,303,339	(6,303,339)	—
JP Morgan Securities Plc.	2,952,616	(2,952,616)	—
Total	$24,521,000	$(24,521,000)	$—

(1)
Cash collateral with a fair value of $25,239,059 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

T. Rowe Price Diversified Mid Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$5,605,132	$(5,605,132)	$—
Citigroup Global Markets Inc.	2,840,440	(2,840,440)	—
National Bank of Canada Financial Inc	625,707	(625,707)	—
Scotia Capital (USA) INC	632,641	(632,641)	—
State Street Bank and Trust Company	80,476	(80,476)	—
Wells Fargo Bank NA	35,436	(35,436)	—
Total	$9,819,832	$(9,819,832)	$—

(1)
Cash collateral with a fair value of $10,045,608 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$2,349,980	$(2,349,980)	$—
BNP Paribas Securities Corp.	113,543	(113,543)	—
Janney Montgomery Scott LLC	864,860	(864,860)	—
Morgan Stanley & Co. LLC	5,006,668	(5,006,668)	—
UBS AG	6,996	(6,996)	—
Wells Fargo Securities LLC	3,425,292	(3,425,292)	—
Total	$11,767,339	$(11,767,339)	$—

(1)
Cash collateral with a fair value of $12,201,624 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022			Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Global Bond	$—	$—	$3,609,415	$8,265,790	$—	$1,182,569
International High Dividend Low Volatility	15,550,199	—	—	9,451,171	—	—
American Century Small-Mid Cap Value	27,230,616	41,284,814	—	3,335,551	—	—
Baron Growth	—	54,434,934	—	—	47,211,796	—
Columbia Contrarian Core	13,181,201	15,666,691	—	10,412,507	11,113,782	—
Columbia Small Cap Value II	7,343,668	17,078,355	—	554,727	705,596	—
Invesco Comstock	4,363,124	665,579	—	4,395,642	—	—
Invesco Equity and Income	40,101,385	141,559,172	—	30,664,167	683,015	—
Invesco Global	—	182,852,274	—	—	75,568,927	—
JPMorgan Mid Cap Value	7,186,383	54,253,817	—	2,779,046	14,717,757	—
T. Rowe Price Diversified Mid Cap Growth	22,850,695	244,839,704	—	16,444,346	205,600,547	—
T. Rowe Price Growth Equity	23,938,422	238,640,525	—	27,343,625	148,632,231	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/(Loss)
				Amount	Character	Expiration	Other
Global Bond	$—	$—	$(11,449,393)	$(2,874,788)	Short-term	None	$—	$(30,152,669)
				(15,828,488)	Long-term	None
				$(18,703,276)
International High Dividend Low Volatility	13,975,635	—	7,552,787	(15,407,923)	Short-term	None	—	1,563,564
				(4,556,935)	Long-term	None
				$(19,964,858)
American Century Small-Mid Cap Value	9,473,883	34,901,125	(6,801,869)	—	—	—	—	37,573,139
Baron Growth	—	28,620,442	357,765,489	—	—	—	—	386,385,931
Columbia Contrarian Core	909,049	18,507,742	(1,491,674)	—	—	—	—	17,925,117
Columbia Small Cap Value II	737,365	10,853,586	21,036,900	—	—	—	—	32,627,851
Invesco Comstock	2,015,646	30,507,179	33,543,300	—	—	—	—	66,066,125
Invesco Equity and Income	3,144,821	57,178,672	87,786,331	—	—	—	—	148,109,824
Invesco Global	460,274	125,570,965	437,081,513	—	—	—	(1,822,821)	561,289,931
JPMorgan Mid Cap Value	413,670	30,915,898	65,592,109	—	—	—	—	96,921,677
T. Rowe Price Diversified Mid Cap Growth	62,608	1,457,143	85,598,106	—	—	—	—	87,117,857
T. Rowe Price Growth Equity	—	24,332,735	61,886,742	—	—	—	—	86,219,477
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR setting ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

(the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0262	$—	$—	August 1, 2023	Daily
Class I	$0.0301	$—	$—	August 1, 2023	Daily
Class S	$0.0283	$—	$—	August 1, 2023	Daily
International High Dividend Low Volatility
Class ADV	$0.3903	$—	$—	August 4, 2023	August 2, 2023
Class I	$0.4389	$—	$—	August 4, 2023	August 2, 2023
Class S	$0.4114	$—	$—	August 4, 2023	August 2, 2023
Class S2	$0.3464	$—	$—	August 4, 2023	August 2, 2023
American Century Small-Mid Cap Value
Class ADV	$0.2090	$0.1205	$1.3384	August 4, 2023	August 2, 2023
Class I	$0.2735	$0.1205	$1.3384	August 4, 2023	August 2, 2023
Class S	$0.2363	$0.1205	$1.3384	August 4, 2023	August 2, 2023
Class S2	$0.2172	$0.1205	$1.3384	August 4, 2023	August 2, 2023
Baron Growth
Class ADV	$—	$—	$1.3909	August 4, 2023	August 2, 2023
Class I	$—	$—	$1.3909	August 4, 2023	August 2, 2023
Class R6	$—	$—	$1.3909	August 4, 2023	August 2, 2023
Class S	$—	$—	$1.3909	August 4, 2023	August 2, 2023
Class S2	$—	$—	$1.3909	August 4, 2023	August 2, 2023
Columbia Contrarian Core
Class ADV	$0.2697	$—	$5.9159	August 4, 2023	August 2, 2023
Class I	$0.3193	$—	$5.9159	August 4, 2023	August 2, 2023
Class S	$0.3095	$—	$5.9159	August 4, 2023	August 2, 2023
Columbia Small Cap Value II
Class ADV	$0.0303	$—	$1.1621	August 4, 2023	August 2, 2023
Class I	$0.1421	$—	$1.1621	August 4, 2023	August 2, 2023
Class R6	$0.1511	$—	$1.1621	August 4, 2023	August 2, 2023
Class S	$0.0892	$—	$1.1621	August 4, 2023	August 2, 2023
Class S2	$0.0727	$—	$1.1621	August 4, 2023	August 2, 2023
Invesco Comstock
Class ADV	$0.0466	$0.1296	$2.6799	August 4, 2023	August 2, 2023
Class I	$0.0466	$0.1296	$2.6799	August 4, 2023	August 2, 2023
Class S	$0.0466	$0.1296	$2.6799	August 4, 2023	August 2, 2023
Invesco Equity and Income
Class ADV	$0.1222	$—	$2.3493	August 4, 2023	August 2, 2023
Class I	$0.1222	$—	$2.3493	August 4, 2023	August 2, 2023
Class S	$0.1222	$—	$2.3493	August 4, 2023	August 2, 2023
Class S2	$0.1222	$—	$2.3493	August 4, 2023	August 2, 2023
Invesco Global
Class ADV	$—	$—	$2.0052	August 4, 2023	August 2, 2023
Class I	$0.0095	$—	$2.0052	August 4, 2023	August 2, 2023
Class S	$—	$—	$2.0052	August 4, 2023	August 2, 2023
Class S2	$—	$—	$2.0052	August 4, 2023	August 2, 2023

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
JPMorgan Mid Cap Value
Class ADV	$—	$0.0077	$1.5171	August 4, 2023	August 2, 2023
Class I	$—	$0.0077	$1.5171	August 4, 2023	August 2, 2023
Class S	$—	$0.0077	$1.5171	August 4, 2023	August 2, 2023
Class S2	$—	$0.0077	$1.5171	August 4, 2023	August 2, 2023
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$—	$0.0137	August 4, 2023	August 2, 2023
Class I	$0.0001	$—	$0.0137	August 4, 2023	August 2, 2023
Class R6	$0.0002	$—	$0.0137	August 4, 2023	August 2, 2023
Class S	$—	$—	$0.0137	August 4, 2023	August 2, 2023
Class S2	$—	$—	$0.0137	August 4, 2023	August 2, 2023
T. Rowe Price Growth Equity
Class ADV	$—	$—	$1.2417	August 4, 2023	August 2, 2023
Class I	$—	$—	$1.2417	August 4, 2023	August 2, 2023
Class S	$—	$—	$1.2417	August 4, 2023	August 2, 2023
Class S2	$—	$—	$1.2417	August 4, 2023	August 2, 2023
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.0%
	Australia: 0.1%
54,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$53,812	0.1
37,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	35,131	0.0
25,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	23,310	0.0
11,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	10,200	0.0
12,000 (1)	Northern Star Resources Ltd., 6.125%, 04/11/2033	11,656	0.0
		134,109	0.1
	Belgium: 0.2%
74,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	70,791	0.1
124,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	123,529	0.1
		194,320	0.2
	Bermuda: 0.1%
133,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	102,464	0.1

	Canada: 0.7%
145,000 (2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	125,085	0.1
26,000	Bank of Nova Scotia/The, 4.850%, 02/01/2030	25,110	0.0
44,000	Bell Telephone Co. of Canada or Bell Canada/ The, 5.100%, 05/11/2033	43,477	0.1
61,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	40,453	0.0
139,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	134,424	0.1
38,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	34,455	0.0
46,000	Enbridge, Inc., 5.700%, 03/08/2033	46,653	0.1
31,000 (2)	Enbridge, Inc., 7.375%, 01/15/2083	30,476	0.0
31,000 (2)	Enbridge, Inc., 7.625%, 01/15/2083	31,229	0.0
177,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	163,172	0.2
74,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	73,781	0.1
26,000	Magna International, Inc., 5.500%, 03/21/2033	26,491	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada (continued)
5,000	Nutrien Ltd., 5.800%, 03/27/2053	$5,021	0.0
4,000	Nutrien Ltd., 5.875%, 12/01/2036	4,020	0.0
15,000	Nutrien Ltd., 5.950%, 11/07/2025	15,096	0.0
		798,943	0.7
	France: 0.4%
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	196,322	0.2
287,000 (1)	BPCE SA, 5.150%, 07/21/2024	281,896	0.2
		478,218	0.4
	Ireland: 0.0%
38,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	38,488	0.0

	Luxembourg: 0.1%
40,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	39,221	0.0
43,000	Schlumberger Investment SA, 4.850%, 05/15/2033	42,307	0.1
		81,528	0.1
	Norway: 0.0%
41,000	Equinor ASA, 3.125%, 04/06/2030	37,570	0.0

	Singapore: 0.2%
114,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	113,615	0.1
8,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	8,023	0.0
45,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	46,821	0.1
22,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	22,281	0.0
		190,740	0.2
	South Africa: 0.0%
ZAR 1,000,000	Transnet SOC Ltd., 10.800%, 11/06/2023	53,190	0.0

	Switzerland: 0.3%
400,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	398,544	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: 0.6%
200,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	$149,305	0.1
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	187,260	0.2
35,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	35,324	0.0
37,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	37,340	0.1
150,000	Royalty Pharma PLC, 1.200%, 09/02/2025	135,331	0.1
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	122,707	0.1
16,000	Vodafone Group PLC, 5.750%, 02/10/2063	15,491	0.0
		682,758	0.6
	United States: 18.3%
165,000	AbbVie, Inc., 3.200%, 11/21/2029	149,311	0.1
154,000	AbbVie, Inc., 3.800%, 03/15/2025	149,807	0.1
33,000	AbbVie, Inc., 4.050%, 11/21/2039	28,748	0.0
2,000	AbbVie, Inc., 4.300%, 05/14/2036	1,838	0.0
59,000 (3)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	55,954	0.1
73,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	66,536	0.1
153,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	145,719	0.1
33,000	AES Corp./The, 5.450%, 06/01/2028	32,433	0.0
5,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	3,418	0.0
5,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	4,489	0.0
23,000	Alleghany Corp., 3.250%, 08/15/2051	16,488	0.0
26,000	Alleghany Corp., 3.625%, 05/15/2030	24,173	0.0
2,000	Alleghany Corp., 4.900%, 09/15/2044	1,865	0.0
134,000	Altria Group, Inc., 4.500%, 05/02/2043	106,680	0.1
52,000	Amazon.com, Inc., 2.100%, 05/12/2031	43,754	0.1
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	101,135	0.1
21,000	Amazon.com, Inc., 4.100%, 04/13/2062	18,102	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
34,000	Amazon.com, Inc., 4.550%, 12/01/2027	$33,807	0.0
182,959	American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	153,321	0.1
33,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	22,604	0.0
22,000 (2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	17,583	0.0
23,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	23,399	0.0
18,000 (2)	American Express Co., 4.990%, 05/01/2026	17,785	0.0
14,000 (2)	American Express Co., 5.043%, 05/01/2034	13,701	0.0
34,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	29,415	0.0
17,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,290	0.0
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	42,690	0.1
181,000	American International Group, Inc., 4.750%, 04/01/2048	162,494	0.2
47,000	American International Group, Inc., 5.125%, 03/27/2033	45,933	0.1
205,000	American Tower Corp., 2.750%, 01/15/2027	186,681	0.2
29,000	American Tower Corp., 3.650%, 03/15/2027	27,180	0.0
40,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	33,140	0.0
15,000	Amgen, Inc., 2.770%, 09/01/2053	9,333	0.0
43,000	Amgen, Inc., 4.400%, 02/22/2062	35,330	0.0
37,000	Amgen, Inc., 5.250%, 03/02/2033	37,065	0.0
80,000	Amgen, Inc., 5.600%, 03/02/2043	80,297	0.1
67,000	Amgen, Inc., 5.650%, 03/02/2053	67,900	0.1
31,000	Amgen, Inc., 5.750%, 03/02/2063	31,472	0.0
25,000	Apple, Inc., 2.850%, 08/05/2061	17,038	0.0
12,000	Apple, Inc., 4.100%, 08/08/2062	10,516	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
11,000	Apple, Inc., 4.150%, 05/10/2030	$10,831	0.0
9,000 (3)	Apple, Inc., 4.300%, 05/10/2033	8,956	0.0
50,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	50,329	0.1
20,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	20,050	0.0
14,000	AT&T, Inc., 3.500%, 09/15/2053	9,921	0.0
94,000	AT&T, Inc., 3.650%, 09/15/2059	65,511	0.1
36,000 (1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	35,950	0.0
31,000	Avnet, Inc., 5.500%, 06/01/2032	29,461	0.0
26,000	Avnet, Inc., 6.250%, 03/15/2028	26,269	0.0
20,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	20,344	0.0
153,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	136,679	0.1
43,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	36,714	0.0
118,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	94,414	0.1
200,000 (2)	Bank of America Corp., 2.482%, 09/21/2036	153,097	0.1
72,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	58,672	0.1
124,000 (2)	Bank of America Corp., 2.651%, 03/11/2032	102,752	0.1
226,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	187,389	0.2
24,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	22,030	0.0
55,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	51,170	0.1
78,000 (2)	Bank of America Corp., 3.846%, 03/08/2037	66,748	0.1
97,000 (2)	Bank of America Corp., 4.375%, 12/31/2199	82,959	0.1
87,000 (2)	Bank of America Corp., 4.571%, 04/27/2033	81,842	0.1
32,000 (2)	Bank of America Corp., 5.202%, 04/25/2029	31,670	0.0
302,000 (2)	Bank of America Corp., 5.288%, 04/25/2034	299,329	0.3
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	41,453	0.0
230,000	Berry Global, Inc., 1.650%, 01/15/2027	198,570	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
26,000	BlackRock, Inc., 4.750%, 05/25/2033	$25,569	0.0
15,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	11,187	0.0
104,000 (1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	106,329	0.1
223,000	Boeing Co/The, 3.625%, 02/01/2031	200,912	0.2
66,000	Boeing Co/The, 5.150%, 05/01/2030	65,406	0.1
8,000	Boeing Co/The, 5.805%, 05/01/2050	7,978	0.0
16,000	Boeing Co/The, 5.930%, 05/01/2060	15,859	0.0
43,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	29,398	0.0
11,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	8,932	0.0
53,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	40,085	0.0
85,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	76,973	0.1
10,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	8,278	0.0
4,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	3,434	0.0
5,000	Burlington Northern Santa Fe LLC, 4.150%, 04/01/2045	4,358	0.0
6,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	5,539	0.0
43,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	43,903	0.1
45,000 (2)	Capital One Financial Corp., 6.312%, 06/08/2029	44,733	0.1
32,000 (2)	Capital One Financial Corp., 6.377%, 06/08/2034	31,789	0.0
20,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	15,923	0.0
20,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	16,758	0.0
51,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	41,053	0.0
38,000 (3)	CBRE Services, Inc., 5.950%, 08/15/2034	37,555	0.0
111,000	Centene Corp., 3.000%, 10/15/2030	92,603	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
28,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	$26,229	0.0
70,000 (2)	Charles Schwab Corp./The, 5.853%, 05/19/2034	71,091	0.1
36,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	29,994	0.0
19,000 (1)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	19,079	0.0
34,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	27,066	0.0
27,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	18,844	0.0
11,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	7,416	0.0
20,000	Cigna Group/The, 5.400%, 03/15/2033	20,361	0.0
25,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	19,620	0.0
7,000	Citizens Financial Group, Inc., 2.638%, 09/30/2032	4,952	0.0
16,000 (2)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	13,793	0.0
265,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	243,092	0.2
30,000	Comcast Corp., 1.950%, 01/15/2031	24,559	0.0
99,000	Comcast Corp., 4.250%, 01/15/2033	94,105	0.1
29,000	Comcast Corp., 5.350%, 11/15/2027	29,533	0.0
24,000	Comcast Corp., 5.350%, 05/15/2053	24,390	0.0
54,000	Comcast Corp., 5.500%, 05/15/2064	54,805	0.1
72,000	Comcast Corp., 5.650%, 06/15/2035	75,572	0.1
33,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	33,550	0.0
30,000	ConocoPhillips Co., 5.300%, 05/15/2053	30,542	0.0
69,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	62,150	0.1
37,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	32,199	0.0
103,000 (2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	98,907	0.1
20,000	Crown Castle, Inc., 2.900%, 03/15/2027	18,321	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	$11,653	0.0
50,000	CSX Corp., 4.500%, 08/01/2054	44,394	0.1
10,000	CVS Health Corp., 4.300%, 03/25/2028	9,651	0.0
2,000	CVS Health Corp., 5.125%, 07/20/2045	1,851	0.0
8,000	CVS Health Corp., 5.300%, 06/01/2033	7,992	0.0
24,000	CVS Health Corp., 6.000%, 06/01/2063	24,716	0.0
47,000	Deere & Co., 3.100%, 04/15/2030	43,011	0.1
313,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	318,280	0.3
87,676	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	87,425	0.1
46,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	35,335	0.0
44,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	45,535	0.1
17,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	17,215	0.0
35,000	Discovery Communications LLC, 5.300%, 05/15/2049	29,080	0.0
23,000	Dollar General Corp., 3.500%, 04/03/2030	20,639	0.0
19,000	Dollar General Corp., 5.200%, 07/05/2028	18,811	0.0
17,000	Dollar General Corp., 5.450%, 07/05/2033	16,881	0.0
78,000 (2)	Dominion Energy, Inc., 4.350%, 12/31/2199	65,919	0.1
43,000 (2)	Dominion Energy, Inc., 4.650%, 12/31/2199	38,876	0.0
57,000 (3)	Dominion Energy, Inc., 5.375%, 11/15/2032	57,232	0.1
63,000	DTE Electric Co., 4.300%, 07/01/2044	54,634	0.1
10,000	DTE Electric Co., 5.400%, 04/01/2053	10,334	0.0
2,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	1,578	0.0
2,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,598	0.0
2,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,734	0.0
11,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	11,160	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
40,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	$32,884	0.0
21,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	22,921	0.0
20,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	20,191	0.0
2,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	1,525	0.0
12,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	12,095	0.0
9,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	9,242	0.0
7,000	Duke Energy Progress LLC, 4.000%, 04/01/2052	5,691	0.0
2,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	1,683	0.0
16,000	Ecolab, Inc., 2.750%, 08/18/2055	10,274	0.0
18,000	Elevance Health, Inc., 4.900%, 02/08/2026	17,711	0.0
12,000	Eli Lilly & Co., 4.875%, 02/27/2053	12,335	0.0
21,000	Eli Lilly & Co., 4.950%, 02/27/2063	21,450	0.0
104,000	Energy Transfer L.P., 4.250%, 04/01/2024	102,428	0.1
1,026,000	Energy Transfer L.P., 4.900%, 02/01/2024	1,019,211	0.9
24,000	Energy Transfer L.P., 5.300%, 04/15/2047	20,908	0.0
77,000	Energy Transfer L.P., 5.400%, 10/01/2047	67,976	0.1
28,000	Energy Transfer L.P., 5.750%, 02/15/2033	28,222	0.0
280,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	278,890	0.3
4,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	2,867	0.0
10,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	8,400	0.0
14,000 (3)	Entergy Arkansas LLC, 5.150%, 01/15/2033	14,043	0.0
100,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	84,036	0.1
33,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	32,402	0.0
20,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	15,447	0.0
24,000 (1)	ERAC USA Finance LLC, 5.400%, 05/01/2053	23,979	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
100,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$84,800	0.1
21,000 (3)	Estee Lauder Cos, Inc./The, 4.650%, 05/15/2033	20,658	0.0
38,000	Estee Lauder Cos, Inc./The, 5.150%, 05/15/2053	38,732	0.0
34,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	24,052	0.0
42,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	35,514	0.0
38,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	39,203	0.0
48,000	Eversource Energy, 1.400%, 08/15/2026	42,667	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	47,023	0.1
40,000	Eversource Energy, 5.125%, 05/15/2033	39,448	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,228	0.0
49,000	Exelon Corp., 5.150%, 03/15/2028	48,805	0.1
21,000	Exelon Corp., 5.600%, 03/15/2053	21,198	0.0
49,000	Extra Space Storage L.P., 2.350%, 03/15/2032	38,352	0.0
43,000	Exxon Mobil Corp., 2.995%, 08/16/2039	34,170	0.0
44,000	Exxon Mobil Corp., 3.095%, 08/16/2049	32,236	0.0
57,000	Exxon Mobil Corp., 3.452%, 04/15/2051	44,329	0.1
45,000 (3)	FedEx Corp., 5.250%, 05/15/2050	43,285	0.1
250,000	First Horizon Bank, 5.750%, 05/01/2030	217,341	0.2
3,000	Florida Power & Light Co., 2.875%, 12/04/2051	2,078	0.0
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	20,689	0.0
15,000 (3)	Florida Power & Light Co., 4.800%, 05/15/2033	14,900	0.0
15,000	FMC Corp., 5.150%, 05/18/2026	14,766	0.0
24,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	24,043	0.0
90,000 (3)	General Mills, Inc., 2.875%, 04/15/2030	79,984	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	199,020	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
19,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	$18,852	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	17,650	0.0
27,000	HCA, Inc., 2.375%, 07/15/2031	21,610	0.0
18,000 (1)	HCA, Inc., 3.125%, 03/15/2027	16,541	0.0
11,000	HCA, Inc., 3.500%, 09/01/2030	9,648	0.0
118,000	HCA, Inc., 4.125%, 06/15/2029	109,256	0.1
24,000 (1)	HCA, Inc., 4.375%, 03/15/2042	19,902	0.0
31,000	HCA, Inc., 5.500%, 06/01/2033	30,964	0.0
22,000	HCA, Inc., 5.900%, 06/01/2053	21,815	0.0
115,000	Healthpeak OP LLC, 3.000%, 01/15/2030	100,051	0.1
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	42,860	0.1
22,000	HP, Inc., 2.650%, 06/17/2031	17,742	0.0
25,000 (2)	Huntington Bancshares, Inc./OH, 2.487%, 08/15/2036	17,640	0.0
4,000	Huntington Bancshares, Inc./OH, 2.550%, 02/04/2030	3,209	0.0
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	34,739	0.0
27,000	Intel Corp., 3.750%, 08/05/2027	25,834	0.0
37,000	Intel Corp., 5.125%, 02/10/2030	37,249	0.0
47,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	36,144	0.0
29,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,333	0.0
36,000	International Business Machines Corp., 4.150%, 07/27/2027	35,028	0.0
21,000	Interstate Power and Light Co., 3.100%, 11/30/2051	13,998	0.0
80,000	John Deere Capital Corp., 4.700%, 06/10/2030	79,528	0.1
37,000	John Deere Capital Corp., 4.750%, 01/20/2028	36,996	0.0
81,000	Johnson & Johnson, 3.625%, 03/03/2037	72,959	0.1
MXN 25,098 (4)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,333	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
135,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$119,263	0.1
58,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	52,125	0.1
8,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	6,377	0.0
44,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	37,769	0.0
24,000 (2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	22,769	0.0
78,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	71,675	0.1
565,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	529,962	0.5
510,000 (2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	511,642	0.5
14,000	Kentucky Utilities Co., 5.450%, 04/15/2033	14,272	0.0
50,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	50,622	0.1
21,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	21,183	0.0
21,000 (1)	Kenvue, Inc., 5.050%, 03/22/2053	21,454	0.0
42,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	42,728	0.1
31,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	31,764	0.0
43,000 (2)	KeyCorp, 4.789%, 06/01/2033	36,069	0.0
222,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	217,590	0.2
24,000	KLA Corp., 5.250%, 07/15/2062	24,319	0.0
31,000	Lockheed Martin Corp., 4.750%, 02/15/2034	30,943	0.0
31,000	Lockheed Martin Corp., 5.200%, 02/15/2055	32,018	0.0
20,000	Lockheed Martin Corp., 5.250%, 01/15/2033	20,728	0.0
14,000	Lockheed Martin Corp., 5.900%, 11/15/2063	15,952	0.0
14,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	14,270	0.0
34,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	27,773	0.0
20,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	16,078	0.0
20,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	20,396	0.0
15,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	14,968	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
7,000	LYB International Finance III LLC, 3.625%, 04/01/2051	$4,850	0.0
32,000	McKesson Corp., 5.250%, 02/15/2026	31,894	0.0
10,000	Merck & Co., Inc., 4.500%, 05/17/2033	9,924	0.0
22,000	Merck & Co., Inc., 4.900%, 05/17/2044	22,071	0.0
28,000	Merck & Co., Inc., 5.000%, 05/17/2053	28,387	0.0
28,000	Merck & Co., Inc., 5.150%, 05/17/2063	28,624	0.0
24,000	Meta Platforms, Inc., 3.500%, 08/15/2027	22,800	0.0
54,000	Meta Platforms, Inc., 4.450%, 08/15/2052	46,991	0.1
9,000	Meta Platforms, Inc., 4.650%, 08/15/2062	7,913	0.0
10,000	Meta Platforms, Inc., 4.950%, 05/15/2033	9,996	0.0
11,000	Meta Platforms, Inc., 5.600%, 05/15/2053	11,305	0.0
86,000	Meta Platforms, Inc., 5.750%, 05/15/2063	89,074	0.1
380,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	364,116	0.3
28,000	Mid-America Apartments L.P., 2.750%, 03/15/2030	24,322	0.0
130,000	Mississippi Power Co., 4.250%, 03/15/2042	108,431	0.1
14,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	11,606	0.0
41,000	Mondelez International, Inc., 2.750%, 04/13/2030	36,020	0.0
74,000 (2)	Morgan Stanley, 0.791%, 01/22/2025	71,726	0.1
150,000 (2)	Morgan Stanley, 1.164%, 10/21/2025	140,265	0.1
46,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	40,772	0.0
494,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	442,480	0.4
17,000 (2)	Morgan Stanley, 2.699%, 01/22/2031	14,465	0.0
47,000 (2)	Morgan Stanley, 2.720%, 07/22/2025	45,339	0.1
293,000	Morgan Stanley, 3.125%, 07/27/2026	274,528	0.2
21,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	19,393	0.0
40,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	39,541	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
226,000 (2)	Morgan Stanley, 5.250%, 04/21/2034	$223,270	0.2
101,000 (2)	Morgan Stanley, 5.297%, 04/20/2037	95,621	0.1
191,000 (2)	Morgan Stanley, 5.948%, 01/19/2038	188,633	0.2
16,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	16,456	0.0
189,000 (2)	Morgan Stanley, 6.342%, 10/18/2033	201,145	0.2
267,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	252,164	0.2
40,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	37,128	0.0
26,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	27,210	0.0
31,000 (2)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	31,079	0.0
49,000 (1)	New York Life Global Funding, 4.550%, 01/28/2033	47,243	0.1
39,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	38,370	0.0
20,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	19,702	0.0
51,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	49,163	0.1
44,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	44,185	0.1
71,000	Northern States Power Co/MN, 3.600%, 09/15/2047	55,946	0.1
45,000 (2)	Northern Trust Corp., 3.375%, 05/08/2032	39,953	0.0
104,000	Northern Trust Corp., 6.125%, 11/02/2032	107,870	0.1
2,000	Northrop Grumman Corp., 4.950%, 03/15/2053	1,950	0.0
31,000	Northrop Grumman Corp., 5.150%, 05/01/2040	30,569	0.0
22,000	Nucor Corp., 4.300%, 05/23/2027	21,366	0.0
19,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	12,685	0.0
15,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	16,399	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
222,000	Oracle Corp., 2.800%, 04/01/2027	$204,161	0.2
64,000	Oracle Corp., 3.800%, 11/15/2037	52,365	0.1
31,000	Oracle Corp., 6.150%, 11/09/2029	32,309	0.0
46,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	43,582	0.1
91,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	88,155	0.1
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	12,752	0.0
8,000	Ovintiv, Inc., 6.250%, 07/15/2033	7,896	0.0
12,000	Ovintiv, Inc., 6.500%, 08/15/2034	12,036	0.0
21,000	Ovintiv, Inc., 7.100%, 07/15/2053	21,635	0.0
20,000	Ovintiv, Inc., 7.375%, 11/01/2031	21,461	0.0
15,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	10,688	0.0
12,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	8,581	0.0
19,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	14,409	0.0
20,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	19,763	0.0
48,000	PacifiCorp, 5.350%, 12/01/2053	43,900	0.1
34,000	PacifiCorp, 5.500%, 05/15/2054	31,946	0.0
88,000	Paramount Global, 4.375%, 03/15/2043	62,146	0.1
44,000 (3)	Paramount Global, 4.950%, 01/15/2031	39,669	0.0
29,000	Paramount Global, 4.950%, 05/19/2050	21,784	0.0
4,000	Paramount Global, 5.250%, 04/01/2044	3,041	0.0
11,000	Paramount Global, 5.850%, 09/01/2043	9,384	0.0
85,000 (2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	71,100	0.1
5,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	4,437	0.0
3,000 (3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	2,892	0.0
44,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	42,797	0.1
25,000	PECO Energy Co., 4.900%, 06/15/2033	24,967	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
24,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	$23,648	0.0
70,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.200%, 06/15/2030	70,432	0.1
102,000	Philip Morris International, Inc., 5.375%, 02/15/2033	101,832	0.1
63,000	Phillips 66, 3.850%, 04/09/2025	61,285	0.1
21,000 (2)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	18,953	0.0
125,000 (2)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	112,531	0.1
31,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	31,659	0.0
18,000	Prologis L.P., 2.250%, 01/15/2032	14,554	0.0
41,000	Prologis L.P., 5.125%, 01/15/2034	40,732	0.0
30,000	Prologis L.P., 5.250%, 06/15/2053	29,510	0.0
12,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	11,541	0.0
5,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	5,031	0.0
3,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	2,432	0.0
7,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	7,068	0.0
72,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	58,266	0.1
17,000	Public Storage, 1.950%, 11/09/2028	14,596	0.0
34,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	24,126	0.0
59,000	QUALCOMM, Inc., 6.000%, 05/20/2053	66,087	0.1
91,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	83,823	0.1
34,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	34,480	0.0
31,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	32,223	0.0
13,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,150	0.0
23,000	Ross Stores, Inc., 4.700%, 04/15/2027	22,503	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
37,000	Ryder System, Inc., 5.250%, 06/01/2028	$36,561	0.0
13,000	S&P Global, Inc., 1.250%, 08/15/2030	10,245	0.0
48,000	S&P Global, Inc., 2.700%, 03/01/2029	43,236	0.1
35,000	S&P Global, Inc., 2.900%, 03/01/2032	30,351	0.0
52,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	45,274	0.1
65,000 (2)	Sempra Energy, 4.125%, 04/01/2052	52,669	0.1
29,000	Sempra Energy, 5.500%, 08/01/2033	28,830	0.0
20,000	Southern California Gas Co., 5.200%, 06/01/2033	19,746	0.0
36,000	Southern Co/The, 5.113%, 08/01/2027	35,692	0.0
19,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	18,771	0.0
48,000	Sprint Nextel Corp., 6.875%, 11/15/2028	50,923	0.1
100,000	Sprint Nextel Corp., 8.750%, 03/15/2032	120,972	0.1
19,000	Targa Resources Corp., 4.200%, 02/01/2033	16,833	0.0
23,000	Targa Resources Corp., 4.950%, 04/15/2052	19,032	0.0
16,000	Targa Resources Corp., 6.250%, 07/01/2052	15,661	0.0
59,000 (3)	Target Corp., 4.400%, 01/15/2033	57,383	0.1
34,000	Target Corp., 4.800%, 01/15/2053	32,572	0.0
20,000	Texas Instruments, Inc., 4.900%, 03/14/2033	20,499	0.0
30,000	Texas Instruments, Inc., 5.000%, 03/14/2053	30,428	0.0
86,000	Texas Instruments, Inc., 5.050%, 05/18/2063	86,244	0.1
39,000	Time Warner Cable LLC, 5.500%, 09/01/2041	32,476	0.0
3,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,649	0.0
5,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	3,658	0.0
15,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	13,828	0.0
38,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	37,293	0.0
55,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	54,269	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
27,000 (2)	Truist Financial Corp., 4.800%, 12/31/2199	$23,085	0.0
58,000 (2)	Truist Financial Corp., 5.100%, 12/31/2199	50,460	0.1
232,000 (2)	Truist Financial Corp., 5.867%, 06/08/2034	232,201	0.2
25,000 (3)	Truist Financial Corp., 6.202%, (US0003M + 0.650%), 03/15/2028	21,769	0.0
10,000	Union Electric Co., 5.450%, 03/15/2053	10,211	0.0
9,000	Union Pacific Corp., 3.750%, 02/05/2070	6,822	0.0
25,000	Union Pacific Corp., 3.799%, 10/01/2051	20,517	0.0
8,000	Union Pacific Corp., 3.875%, 02/01/2055	6,478	0.0
21,000	Union Pacific Corp., 3.950%, 08/15/2059	17,023	0.0
22,000	Union Pacific Corp., 5.150%, 01/20/2063	22,104	0.0
73,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	54,286	0.1
36,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	27,858	0.0
10,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	9,551	0.0
31,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	30,836	0.0
48,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	48,065	0.1
58,058	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	57,601	0.1
45,000 (2)	US Bancorp, 5.836%, 06/12/2034	45,346	0.1
200,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	190,023	0.2
16,000	Verizon Communications, Inc., 1.750%, 01/20/2031	12,629	0.0
20,000	Verizon Communications, Inc., 2.550%, 03/21/2031	16,705	0.0
151,000	Verizon Communications, Inc., 4.125%, 08/15/2046	124,276	0.1
55,000	Verizon Communications, Inc., 4.400%, 11/01/2034	50,793	0.1
72,000 (3)	Viatris, Inc., 2.700%, 06/22/2030	58,303	0.1
26,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	26,058	0.0
74,000	VMware, Inc., 1.400%, 08/15/2026	65,381	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
48,000	Walmart, Inc., 4.000%, 04/15/2030	$46,708	0.1
24,000	Walmart, Inc., 4.100%, 04/15/2033	23,316	0.0
71,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	66,255	0.1
9,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	7,591	0.0
3,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	2,445	0.0
6,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	4,894	0.0
20,000	Waste Management, Inc., 4.625%, 02/15/2030	19,721	0.0
10,000	Waste Management, Inc., 4.625%, 02/15/2033	9,803	0.0
9,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	8,920	0.0
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	12,990	0.0
42,000 (2)	Wells Fargo & Co., 2.164%, 02/11/2026	39,572	0.0
192,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	182,911	0.2
312,000	Wells Fargo & Co., 3.000%, 10/23/2026	289,831	0.3
228,000 (2)	Wells Fargo & Co., 5.389%, 04/24/2034	226,650	0.2
6,000	Westlake Corp., 3.125%, 08/15/2051	3,762	0.0
21,000	Weyerhaeuser Co., 4.750%, 05/15/2026	20,639	0.0
		21,331,456	18.3
	Total Corporate Bonds/Notes (Cost $26,142,886)	24,522,328	21.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.8%
	United States: 13.8%
134,095 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.189%, 05/25/2036	117,856	0.1
58,496	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	30,845	0.0
186,766	Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	169,442	0.2
17,170	CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	15,574	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
26,097	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	$21,673	0.0
180,670	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	95,486	0.1
29,839 (2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.569%, 05/25/2035	28,507	0.0
159,496	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	138,924	0.1
380,005 (1)(2)	COLT 2021-2 A1 Mortgage Loan Trust, 0.924%, 08/25/2066	292,538	0.3
222,457 (1)(2)	COLT 2021-3 A1 Mortgage Loan Trust, 0.956%, 09/27/2066	173,103	0.2
35,080	Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.650%, (US0001M + 0.500%), 11/25/2035	17,931	0.0
118,042 (1)(2)	CSMC Trust 2015-3 B1, 3.838%, 03/25/2045	110,040	0.1
3,273 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.450%, (US0001M + 2.300%), 08/25/2031	3,274	0.0
122,384 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.600%, (US0001M + 2.450%), 07/25/2031	122,898	0.1
2,838 (5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	24	0.0
6,163 (5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	652	0.0
71,774 (5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	12,288	0.0
24,175 (5)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	3,999	0.0
11,287 (5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	1,813	0.0
13,665 (5)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	2,322	0.0
10,911 (5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	1,768	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
13,806 (5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	$2,235	0.0
5,886 (5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,021	0.0
6,265 (5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,007	0.0
201,998 (5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	27,997	0.0
282,593 (2)(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	27,650	0.0
2,676	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	2,671	0.0
4,618	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	4,640	0.0
24,754 (5)	Fannie Mae REMIC Trust 2002-12 SB, 2.600%, (-1.000*SOFR30A + 7.750%), 07/25/2031	2,123	0.0
16,007 (5)	Fannie Mae REMIC Trust 2002-2 SW, 2.600%, (-1.000*SOFR30A + 7.750%), 02/25/2032	1,458	0.0
6,486	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	6,638	0.0
2,802	Fannie Mae REMIC Trust 2002-29 F, 6.150%, (SOFR30A + 1.000%), 04/25/2032	2,844	0.0
7,081 (5)	Fannie Mae REMIC Trust 2002-41 S, 2.800%, (-1.000*SOFR30A + 7.950%), 07/25/2032	447	0.0
862	Fannie Mae REMIC Trust 2002-64 FJ, 6.150%, (SOFR30A + 1.000%), 04/25/2032	872	0.0
1,915	Fannie Mae REMIC Trust 2002-68 FH, 5.646%, (SOFR30A + 0.500%), 10/18/2032	1,909	0.0
292,531 (5)	Fannie Mae REMIC Trust 2002-77 JS, 2.854%, (-1.000*SOFR30A + 8.000%), 12/18/2032	28,337	0.0
7,599	Fannie Mae REMIC Trust 2002-84 FB, 6.150%, (SOFR30A + 1.000%), 12/25/2032	7,717	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
7,598	Fannie Mae REMIC Trust 2003-11 FA, 6.150%, (SOFR30A + 1.000%), 09/25/2032	$7,716	0.0
1,626	Fannie Mae REMIC Trust 2003-116 FA, 5.550%, (SOFR30A + 0.400%), 11/25/2033	1,621	0.0
10,293 (5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	1,906	0.0
9,716 (5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,790	0.0
198,350 (5)	Fannie Mae REMIC Trust 2004-56 SE, 2.400%, (-1.000*SOFR30A + 7.550%), 10/25/2033	19,482	0.0
11,903	Fannie Mae REMIC Trust 2005-25 PS, 5.498%, (-4.400*SOFR30A + 28.160%), 04/25/2035	13,965	0.0
4,443 (5)	Fannie Mae REMIC Trust 2005-40 SB, 1.600%, (-1.000*SOFR30A + 6.750%), 05/25/2035	177	0.0
1,755	Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	1,729	0.0
68,300	Fannie Mae REMIC Trust 2005-74 DK, 3.398%, (-4.000*SOFR30A + 24.000%), 07/25/2035	65,937	0.1
171,718	Fannie Mae REMIC Trust 2005-87 SB, 4.948%, (-3.667*SOFR30A + 23.833%), 10/25/2035	176,213	0.2
86,912	Fannie Mae REMIC Trust 2006-104 ES, 7.698%, (-5.000*SOFR30A + 33.450%), 11/25/2036	111,864	0.1
7,051	Fannie Mae REMIC Trust 2006-11 PS, 5.682%, (-3.667*SOFR30A + 24.567%), 03/25/2036	8,148	0.0
14,817	Fannie Mae REMIC Trust 2006-46 SW, 5.315%, (-3.667*SOFR30A + 24.199%), 06/25/2036	15,650	0.0
3,470,853 (5)	Fannie Mae REMIC Trust 2006-51 SA, 1.420%, (-1.000*SOFR30A + 6.570%), 06/25/2036	267,204	0.2
29,973 (5)	Fannie Mae REMIC Trust 2006-90 SX, 2.080%, (-1.000*SOFR30A + 7.230%), 09/25/2036	2,099	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
3,653,332 (5)	Fannie Mae REMIC Trust 2007-116 DI, 0.790%, (-1.000*SOFR30A + 5.940%), 01/25/2038	$277,236	0.3
25,335 (5)	Fannie Mae REMIC Trust 2007-88 XI, 1.390%, (-1.000*SOFR30A + 6.540%), 06/25/2037	2,192	0.0
187,195 (5)	Fannie Mae REMIC Trust 2007-89 SB, 1.400%, (-1.000*SOFR30A + 6.550%), 09/25/2037	13,380	0.0
618,369 (5)	Fannie Mae REMIC Trust 2007-94 SG, 1.300%, (-1.000*SOFR30A + 6.450%), 10/25/2037	54,589	0.1
248,774	Fannie Mae REMIC Trust 2010-109 SN, 0.762%, (-5.000*US0001M + 25.000%), 10/25/2040	270,163	0.2
27,899	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	27,879	0.0
1,349,859 (5)	Fannie Mae REMIC Trust 2011-55 SK, 1.410%, (-1.000*SOFR30A + 6.560%), 06/25/2041	133,555	0.1
971,656 (5)	Fannie Mae REMIC Trust 2011-86 NS, 0.800%, (-1.000*SOFR30A + 5.950%), 09/25/2041	61,057	0.1
231,244 (5)	Fannie Mae REMIC Trust 2012-10 US, 1.300%, (-1.000*SOFR30A + 6.450%), 02/25/2042	24,704	0.0
408,530 (5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	56,015	0.1
1,221,089 (5)	Fannie Mae REMIC Trust 2012-133 PS, 1.050%, (-1.000*SOFR30A + 6.200%), 03/25/2042	67,125	0.1
1,071,853 (5)	Fannie Mae REMIC Trust 2012-144 SB, 0.950%, (-1.000*SOFR30A + 6.100%), 01/25/2043	111,044	0.1
489,887 (5)	Fannie Mae REMIC Trust 2012-27 SB, 0.830%, (-1.000*SOFR30A + 5.980%), 11/25/2041	18,884	0.0
612,997 (5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	53,659	0.1
1,849,246 (5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	61,083	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
8,471,411 (5)	Fannie Mae REMICS 2019-15 SA, 0.850%, (-1.000*SOFR30A + 6.000%), 04/25/2049	$827,497	0.7
14,333,483 (5)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	1,805,176	1.6
3,136,638 (5)	Freddie Mac 3502 DL, 0.807%, (-1.000*SOFR30A + 6.000%), 01/15/2039	253,214	0.2
705	Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	703	0.0
7,645	Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	7,644	0.0
2,578 (5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	257	0.0
15,254 (5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	1,615	0.0
7,809	Freddie Mac REMIC Trust 2122 F, 5.643%, (SOFR30A + 0.450%), 02/15/2029	7,785	0.0
15,415 (5)	Freddie Mac REMIC Trust 2134 SB, 2.507%, (-1.000*SOFR30A + 7.700%), 03/15/2029	472	0.0
22,570 (5)	Freddie Mac REMIC Trust 2136 SG, 2.457%, (-1.000*SOFR30A + 7.650%), 03/15/2029	1,089	0.0
25,694 (5)	Freddie Mac REMIC Trust 2177 SB, 3.757%, (-1.000*SOFR30A + 8.950%), 08/15/2029	1,416	0.0
4,557	Freddie Mac REMIC Trust 2344 FP, 6.143%, (SOFR30A + 0.950%), 08/15/2031	4,618	0.0
1,936	Freddie Mac REMIC Trust 2412 GF, 6.143%, (SOFR30A + 0.950%), 02/15/2032	1,962	0.0
14,227	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	14,641	0.0
2,570	Freddie Mac REMIC Trust 2464 FI, 6.193%, (SOFR30A + 1.000%), 02/15/2032	2,600	0.0
2,636	Freddie Mac REMIC Trust 2470 LF, 6.193%, (SOFR30A + 1.000%), 02/15/2032	2,676	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
3,686	Freddie Mac REMIC Trust 2471 FD, 6.193%, (SOFR30A + 1.000%), 03/15/2032	$3,743	0.0
2,997	Freddie Mac REMIC Trust 2504 FP, 5.693%, (SOFR30A + 0.500%), 03/15/2032	2,986	0.0
10,107	Freddie Mac REMIC Trust 2551 LF, 5.693%, (SOFR30A + 0.500%), 01/15/2033	10,099	0.0
285	Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	284	0.0
129,958	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	128,789	0.1
113,370	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	112,230	0.1
23,894	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*SOFR30A + 44.667%), 05/15/2035	24,180	0.0
17,939 (5)	Freddie Mac REMIC Trust 3004 SB, 0.957%, (-1.000*SOFR30A + 6.150%), 07/15/2035	549	0.0
5,344	Freddie Mac REMIC Trust 3025 SJ, 5.708%, (-3.667*SOFR30A + 24.750%), 08/15/2035	6,256	0.0
430,337 (5)	Freddie Mac REMIC Trust 3223 S, 0.757%, (-1.000*SOFR30A + 5.950%), 10/15/2036	26,611	0.0
924,420 (5)	Freddie Mac REMIC Trust 3505 SA, 0.807%, (-1.000*SOFR30A + 6.000%), 01/15/2039	67,894	0.1
1,007,623 (5)	Freddie Mac REMIC Trust 3702 S, 0.132%, (-1.000*SOFR30A + 4.450%), 05/15/2036	27,001	0.0
428,339 (5)	Freddie Mac REMIC Trust 3925 SD, 0.857%, (-1.000*SOFR30A + 6.050%), 07/15/2040	10,198	0.0
435,709 (5)	Freddie Mac REMIC Trust 4136 SW, 1.057%, (-1.000*SOFR30A + 6.250%), 11/15/2032	20,682	0.0
282,773 (5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	40,137	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
3,835,669 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$617,702	0.5
5,993,667 (5)	Freddie Mac REMICS 3582 SL, 0.957%, (-1.000*SOFR30A + 6.150%), 10/15/2039	510,223	0.4
5,409,733 (5)	Freddie Mac REMICS 4976 MI, 4.500%, 05/25/2050	1,161,956	1.0
399,265 (5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	34,425	0.0
300,149 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 8.250%, (US0001M + 3.100%), 03/25/2050	308,029	0.3
500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 6.917%, (SOFR30A + 1.850%), 01/25/2042	484,455	0.4
600,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.317%, (SOFR30A + 5.250%), 03/25/2042	622,246	0.5
200,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 7.467%, (SOFR30A + 2.400%), 02/25/2042	197,839	0.2
153,292	Ginnie Mae Series 2007-8 SP, 5.362%, (-3.242*US0001M + 22.049%), 03/20/2037	177,310	0.2
726,609 (5)	Ginnie Mae Series 2010-68 MS, 0.704%, (-1.000*US0001M + 5.850%), 06/20/2040	58,721	0.1
479,830 (5)	Ginnie Mae Series 2012-97 SC, 1.542%, (-1.000*US0001M + 6.700%), 07/16/2041	25,787	0.0
6,806,002 (5)	Ginnie Mae Series 2014-133 BS, 0.454%, (-1.000*US0001M + 5.600%), 09/20/2044	503,625	0.4
89,875	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 5.570%, (US0001M + 0.210%), 04/25/2036	77,020	0.1
11,949 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	11,123	0.0
9,503 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	8,706	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
462,907 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.425%, 10/25/2050	$385,076	0.3
183,096 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	141,926	0.1
385,024 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	311,663	0.3
568,069 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	560,673	0.5
4,727 (2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.662%, 09/25/2035	4,662	0.0
336,074	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 5.570%, (US0001M + 0.420%), 04/25/2046	$302,140	0.3
371,227 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	313,437	0.3
948,287 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	912,356	0.8
422,905 (2)	JP Morgan Mortgage Trust 2005-A4 B1, 4.700%, 07/25/2035	385,153	0.3
26,436 (2)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.319%, 07/25/2035	24,996	0.0
242,505 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.740%, 08/25/2047	215,233	0.2
179,455 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	158,695	0.1
38,235 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	33,659	0.0
914 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	907	0.0
6,253 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	6,015	0.0
131,691	Lehman XS Trust Series 2005-5N 1A2, 5.510%, (US0001M + 0.360%), 11/25/2035	127,142	0.1
30,478 (2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.650%, 04/25/2036	28,792	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
154,318 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	$119,811	0.1
1,215,526 (2)(5)	RALI Series Trust 2006-QO1 X2, 0.520%, 02/25/2046	53,246	0.1
5,379 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	4,947	0.0
3,179,779 (2)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.405%, 08/25/2045	2,903	0.0
21,473 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.816%, 10/25/2036	19,473	0.0
73,763 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.693%, 08/25/2046	66,175	0.1
158,586 (2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.768%, 12/25/2036	142,352	0.1
37,465	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.580%, (US0001M + 0.430%), 06/25/2037	30,222	0.0
95,442 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	84,770	0.1
	Total Collateralized Mortgage Obligations (Cost $20,046,138)	16,059,184	13.8
SOVEREIGN BONDS: 18.7%
	Australia: 0.2%
AUD 558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	277,165	0.2

	Brazil: 2.0%
BRL 1,210,000	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	1,133,823	1.0
BRL 1,300,000	Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	1,227,911	1.0
		2,361,734	2.0
	Canada: 0.8%
CAD 575,000	Canadian Government Bond, 2.000%, 12/01/2051	343,624	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Canada (continued)
571,000	Province of British Columbia Canada, 4.200%, 07/06/2033	$569,565	0.5
		913,189	0.8
	China: 9.1%
CNY 4,120,000	China Government Bond, 2.690%, 08/15/2032	565,274	0.5
CNY 13,660,000	China Government Bond, 2.850%, 06/04/2027	1,911,063	1.6
CNY 4,500,000	China Government Bond, 2.880%, 02/25/2033	630,254	0.5
CNY 6,880,000	China Government Bond, 3.250%, 06/06/2026	974,555	0.8
CNY 29,640,000	China Government Bond, 3.250%, 11/22/2028	4,249,893	3.6
CNY 12,880,000	China Government Bond, 3.290%, 05/23/2029	1,848,660	1.6
CNY 1,270,000	China Government Bond, 3.320%, 04/15/2052	182,574	0.2
CNY 1,780,000	China Government Bond, 4.080%, 10/22/2048	287,068	0.3
		10,649,341	9.1
	Czech Republic: 0.2%
CZK 3,950,000	Czech Republic Government Bond, 2.750%, 07/23/2029	165,088	0.2

	Germany: 0.3%
EUR 30,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	29,826	0.0
EUR 200,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	173,261	0.2
EUR 10,000	Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	10,896	0.0
EUR 120,000	Bundesrepublik Deutschland Bundesanleihe, 2.800%, 08/15/2026	120,113	0.1
		334,096	0.3
	Indonesia: 0.4%
IDR 6,452,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	502,567	0.4

	Italy: 0.4%
EUR 438,000 (1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	446,270	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Malaysia: 1.4%
MYR 7,864,000	Malaysia Government Bond, 3.828%, 07/05/2034	$1,656,056	1.4

	Mexico: 1.0%
MXN 21,600,000 (3)	Mexican Bonos, 7.750%, 05/29/2031	1,194,253	1.0

	Poland: 0.2%
PLN 650,000	Republic of Poland Government Bond, 7.500%, 07/25/2028	172,670	0.2

	South Africa: 0.8%
ZAR 21,275,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	926,678	0.8

	Spain: 1.4%
EUR 870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	861,573	0.7
EUR 908,000 (1)	Spain Government Bond, 2.700%, 10/31/2048	816,521	0.7
		1,678,094	1.4
	Thailand: 0.5%
THB 17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	520,404	0.5
	Total Sovereign Bonds (Cost $22,771,096)	21,797,605	18.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.8%
	Federal Home Loan Mortgage Corporation: 0.4%(6)
305,140	3.500%, 01/01/2048	282,125	0.3
58,098	4.000%, 09/01/2045	55,604	0.1
42,462	4.000%, 09/01/2045	40,653	0.0
34,332	4.000%, 09/01/2045	32,837	0.0
29,320	4.000%, 09/01/2045	27,927	0.0
46,192	4.000%, 05/01/2046	44,171	0.0
2,318	5.000%, 12/01/2034	2,307	0.0
8,887	6.000%, 02/01/2034	9,102	0.0
1,145	6.500%, 08/01/2032	1,195	0.0
1,985	6.500%, 07/01/2034	2,031	0.0
5,067	6.500%, 07/01/2034	5,188	0.0
		503,140	0.4
	Federal National Mortgage Association: 0.4%(6)
37,142	4.308%, (US0012M + 1.777%), 10/01/2036	37,656	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
363,000 (7)	5.000%, 07/15/2053	$355,712	0.3
		393,368	0.4
	Government National Mortgage Association: 2.7%
1,814,257	2.500%, 05/20/2051	1,577,726	1.3
1,767,000 (7)	3.000%, 08/15/2053	1,580,568	1.4
15,423	5.000%, 04/15/2034	15,528	0.0
6,147	6.500%, 02/20/2035	6,274	0.0
		3,180,096	2.7
	Uniform Mortgage-Backed Securities: 7.3%
1,821,000 (7)	2.000%, 07/15/2053	1,485,466	1.3
19,905	2.500%, 06/01/2030	18,514	0.0
26,398	2.500%, 06/01/2030	24,551	0.0
11,170	2.500%, 07/01/2030	10,389	0.0
1,873,000 (7)	2.500%, 07/15/2053	1,588,538	1.4
591,000 (7)	3.000%, 07/15/2053	520,242	0.5
1,818,000 (7)	3.500%, 07/15/2053	1,656,866	1.4
29,520	4.000%, 05/01/2045	28,243	0.0
563,193	4.000%, 04/01/2049	537,302	0.5
1,553,000 (7)	4.000%, 07/15/2053	1,457,575	1.3
1,112,000 (7)	4.500%, 07/15/2053	1,069,171	0.9
1,705	5.500%, 09/01/2024	1,698	0.0
29,738	6.000%, 11/01/2034	30,895	0.0
49,930	6.000%, 04/01/2035	51,874	0.0
17,851	6.500%, 12/01/2029	18,254	0.0
8,282	6.500%, 01/01/2034	8,471	0.0
70	7.000%, 04/01/2033	69	0.0
7,514	7.500%, 09/01/2032	7,825	0.0
15,728	7.500%, 01/01/2033	16,125	0.0
		8,532,068	7.3
	Total U.S. Government Agency Obligations (Cost $13,033,192)	12,608,672	10.8
U.S. TREASURY OBLIGATIONS: 4.0%
	U.S. Treasury Bonds: 1.6%
64,400	2.750%, 08/15/2032	59,050	0.0
25,200	3.250%, 05/15/2042	22,500	0.0
1,096,500	3.375%, 05/15/2033	1,057,608	0.9
204,600	3.625%, 02/15/2053	196,416	0.2
560,300	3.875%, 05/15/2043	546,818	0.5
		1,882,392	1.6
	U.S. Treasury Notes: 2.4%
473,000	3.625%, 05/15/2026	461,526	0.4
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
592,000	3.625%, 05/31/2028	$579,096	0.5
16,000	3.750%, 05/31/2030	15,779	0.0
1,508,000	4.000%, 06/30/2028	1,499,871	1.3
30,000	4.125%, 06/15/2026	29,700	0.0
130,300 (3)	4.250%, 05/31/2025	128,669	0.1
44,100	4.625%, 06/30/2025	43,901	0.1
		2,758,542	2.4
	Total U.S. Treasury Obligations (Cost $4,671,906)	4,640,934	4.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.7%
	United States: 9.7%
5,735,719 (2)(5)	BANK 2017-BNK5 XA, 1.084%, 06/15/2060	157,077	0.1
900,000 (1)(2)	BANK 2017-BNK6 E, 2.766%, 07/15/2060	454,696	0.4
1,948,000 (1)(2)(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	95,296	0.1
953,420 (2)(5)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	39,453	0.0
8,881,736 (2)(5)	BANK 2019-BNK21 XA, 0.960%, 10/17/2052	357,707	0.3
8,020,000 (1)(2)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	91,298	0.1
210,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	112,940	0.1
1,152,581 (2)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.189%, 03/15/2052	50,527	0.0
2,973,875 (2)(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.913%, 07/15/2053	212,001	0.2
226,061 (1)	BX 2021-MFM1 D, 6.762%, (TSFR1M + 1.615%), 01/15/2034	219,883	0.2
335,255 (1)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	315,068	0.3
625,000 (1)	BX Trust 2021-ARIA C, 6.839%, (US0001M + 1.646%), 10/15/2036	601,590	0.5
450,000 (1)	BX Trust 2021-LBA EJV, 7.262%, (TSFR1M + 2.000%), 02/15/2036	418,421	0.4
275,000 (1)	BX Trust 2021-LGCY D, 6.495%, (US0001M + 1.302%), 10/15/2036	261,931	0.2
525,000 (1)	BX Trust 2021-SDMF D, 6.580%, (US0001M + 1.387%), 09/15/2034	497,804	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
1,525,391 (2)(5)	CD 2016-CD1 Mortgage Trust XA, 1.499%, 08/10/2049	$45,064	0.0
625,000 (2)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.097%, 07/10/2049	526,936	0.4
2,690,134 (2)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.173%, 10/12/2050	88,354	0.1
7,336,140 (1)(2)(5)	COMM 2012-LTRT XA, 0.930%, 10/05/2030	66,290	0.1
110,000 (1)(2)	COMM 2013-CR10 E Mortgage Trust, 5.021%, 08/10/2046	92,369	0.1
9,980,245 (2)(5)	COMM 2014-CR16 XA, 1.096%, 04/10/2047	40,171	0.0
3,581,084 (2)(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	48,665	0.0
500,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	413,369	0.3
14,685 (1)(4)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	14,660	0.0
7,000,000 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.906%, 12/25/2041	11,957	0.0
4,066,949 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.971%, 11/25/2030	195,175	0.2
2,054,006 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	202,049	0.2
2,109,000 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	133,163	0.1
171,000 (1)(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.520%, 09/27/2051	122,559	0.1
130,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	110,825	0.1
159,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	133,619	0.1
129,000 (1)(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.110%, 09/27/2051	107,932	0.1
109,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	63,492	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
130,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	$108,582	0.1
129,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	102,429	0.1
238,000 (1)(2)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.021%, 11/27/2050	176,182	0.1
163,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.170%, 01/29/2052	116,790	0.1
176,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.870%, 01/27/2052	103,290	0.1
92,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.470%, 08/27/2050	80,912	0.1
95,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.740%, 05/27/2048	79,024	0.1
113,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.420%, 11/27/2049	77,670	0.1
92,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.060%, 01/27/2052	51,021	0.0
92,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	79,369	0.1
75,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.590%, 10/27/2047	64,982	0.1
95,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.810%, 05/27/2048	77,602	0.1
500,000 (1)	Great Wolf Trust 2019-WOLF C, 6.895%, (TSFR1M + 1.633%), 12/15/2036	491,058	0.4
1,908,844 (2)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.161%, 11/10/2046	3,989	0.0
2,221,998 (2)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.157%, 05/10/2050	69,366	0.1
410,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	397,078	0.3
310,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	299,704	0.3
5,102,505 (2)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.928%, 09/10/2052	182,309	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
859,725 (2)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.243%, 05/12/2053	$49,296	0.0
275,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 7.033%, (US0001M + 1.840%), 06/15/2038	237,485	0.2
2,238,768 (1)(2)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.953%, 03/10/2050	41,361	0.0
597,134 (1)	Med Trust 2021-MDLN D, 7.194%, (US0001M + 2.000%), 11/15/2038	570,505	0.5
18,750,000 (1)(2)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.578%, 12/15/2047	113,800	0.1
1,701,974 (2)(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.417%, 05/15/2054	111,411	0.1
90,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	69,683	0.1
80,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	64,322	0.1
110,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	86,349	0.1
30,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,338	0.0
30,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	21,119	0.0
30,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,354	0.0
750,000 (1)	SMRT 2022-MINI B, 6.497%, (TSFR1M + 1.350%), 01/15/2039	725,041	0.6
6,075,856 (2)(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.083%, 03/15/2051	212,324	0.2
250,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.036%, 06/15/2046	136,252	0.1
5,687,662 (2)(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.115%, 03/15/2047	15,735	0.0
	Total Commercial Mortgage-Backed Securities (Cost $12,356,461)	11,361,073	9.7

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 9.6%
	Cayman Islands: 0.8%
500,000 (1)	Palmer Square CLO 2023-1A C Ltd., 7.977%, (TSFR3M + 3.250%), 01/20/2036	$503,805	0.4
500,000 (1)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.460%, (US0003M + 1.210%), 07/20/2032	491,181	0.4
		994,986	0.8
	United States: 8.8%
700,000 (1)	AGL CLO 11 Ltd. 2021-11A AJ, 6.610%, (US0003M + 1.350%), 04/15/2034	682,368	0.6
600,000 (1)	Allegro CLO IV Ltd. 2016-1A CR2, 7.260%, (US0003M + 2.000%), 01/15/2030	582,401	0.5
500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	500,021	0.4
350,000 (1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 6.660%, (US0003M + 1.400%), 10/17/2030	345,009	0.3
500,000 (1)	Barings Clo Ltd. 2019-4A C, 8.060%, (US0003M + 2.800%), 01/15/2033	491,665	0.4
412,500 (1)	BlueMountain CLO 2013-2A CR, 7.223%, (US0003M + 1.950%), 10/22/2030	395,677	0.4
250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	236,312	0.2
250,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.665%, (US0003M + 1.400%), 04/19/2034	242,594	0.2
500,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 6.390%, (US0003M + 1.140%), 04/20/2034	490,829	0.4
250,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 6.650%, (US0003M + 1.400%), 07/20/2031	245,377	0.2
250,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.710%, (US0003M + 1.450%), 10/17/2034	243,414	0.2
400,000 (1)	CIFC Funding 2013-IA BR Ltd., 7.660%, (US0003M + 2.400%), 07/16/2030	386,941	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
500,000 (1)	CIFC Funding 2020-2A AR Ltd., 6.420%, (US0003M + 1.170%), 10/20/2034	$493,302	0.4
211,328 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.607%, 03/25/2036	105,756	0.1
500,000 (1)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.110%, (US0003M + 1.850%), 10/15/2030	476,840	0.4
400,000 (1)	Galaxy XXI CLO Ltd. 2015-21A CR, 7.000%, (US0003M + 1.750%), 04/20/2031	378,842	0.3
250,000 (1)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	250,936	0.2
250,000 (1)	Madison Park Funding XXVII Ltd. 2018-27A B, 7.050%, (US0003M + 1.800%), 04/20/2030	238,735	0.2
400,000 (1)	Madison Park Funding XXXI Ltd. 2018-31A C, 7.423%, (US0003M + 2.150%), 01/23/2031	389,530	0.3
250,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 6.530%, (US0003M + 1.280%), 01/20/2032	246,059	0.2
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	181,024	0.2
250,000 (1)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	239,221	0.2
500,000 (1)	OCP CLO 2014-5 A BR Ltd., 7.068%, (US0003M + 1.800%), 04/26/2031	473,836	0.4
550,000 (1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 7.300%, (US0003M + 2.050%), 07/20/2030	534,852	0.5
350,000(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.460%, (US0003M + 1.200%), 07/15/2029	342,645	0.3
440,000 (1)	Shackleton 2019-15A CR CLO Ltd., 7.410%, (US0003M + 2.150%), 01/15/2032	423,101	0.4
400,000 (1)	Sound Point Clo XV Ltd. 2017-1A CR, 7.323%, (US0003M + 2.050%), 01/23/2029	391,396	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
250,000 (1)	THL Credit Wind River 2013-2A CR CLO Ltd., 7.262%, (US0003M + 2.000%), 10/18/2030	$235,712	0.2
		10,244,395	8.8
	Total Asset-Backed Securities (Cost $11,549,052)	11,239,381	9.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(4)(10)	American Media, Inc.	—	—
18 (10)	Ingevity Corp.	1,047	0.0
120	WestRock Co.	3,488	0.0
	Total Common Stock (Cost $69,392)	4,535	0.0
MUTUAL FUNDS: 10.1%
	United States: 10.1%
447,692	Voya VACS Series EMCD Fund	3,697,935	3.2
315,121	Voya VACS Series EMHCD Fund	3,185,876	2.7
493,006	Voya VACS Series HYB Fund	4,949,785	4.2
	Total Mutual Funds (Cost $12,503,019)	11,833,596	10.1
RIGHTS: 0.0%
	United States: 0.0%
4,988 (4)(10)(11)	Resolute Forest Products, Inc. - CVR	7,083	0.0
	Total Rights (Cost $—)	7,083	0.0
PURCHASED OPTIONS(12): 0.1%
	Total Purchased Options (Cost $154,849)	85,576	0.1
	Total Long-Term Investments (Cost $123,297,991)	114,159,967	97.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
	Commercial Paper: 7.8%
1,000,000	American Honda Finance Corp., 5.610%, 08/16/2023	$992,834	0.9
2,000,000	Dominion Energy, Inc., 5.260%, 07/03/2023	1,999,136	1.7
600,000	EIDP Inc., 5.350%, 09/05/2023	594,165	0.5
1,100,000	Enbridge (US) Inc., 5.510%, 07/12/2023	1,098,011	1.0
1,200,000	Entergy Corp., 5.300%, 07/05/2023	1,199,129	1.0
2,000,000	Fiserv, Inc., 5.310%, 07/07/2023	1,997,966	1.7
1,200,000	Northrop Grumman Corp., 5.610%, 08/22/2023	1,190,298	1.0
	Total Commercial Paper (Cost $9,072,184)	9,071,539	7.8

	Repurchase Agreements: 1.6%
868,148 (13)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $868,509, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $885,511, due 04/01/35-09/01/61)	868,148	0.7
1,000,000 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.9
	Total Repurchase Agreements (Cost $1,868,148)
		1,868,148	1.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.5%
576,000 (14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $576,000)	$576,000	0.5
	Total Short-Term Investments (Cost $11,516,332)	11,515,687	9.9
	Total Investments in Securities (Cost $134,814,323)	$125,675,654	107.7
	Liabilities in Excess of Other Assets	(8,970,102)	(7.7)
	Net Assets	$116,705,552	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(3)
Security, or a portion of the security, is on loan.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Represents or includes a TBA transaction.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(10)
Non-income producing security.

(11)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $7,083 or 0.0% of net assets. Please refer to the table below for additional details.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(14)
Rate shown is the 7-day yield as of June 30, 2023.

Currency Abbreviations:
AUD
Australian Dollar

BRL
Brazilian Real

CAD
Canadian Dollar

CNY
Chinese Yuan

CZK
Czech Koruna

EUR
EU Euro

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PLN
Polish Zloty

THB
Thai Baht

ZAR
South African Rand

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	18.7%
Collateralized Mortgage Obligations	13.8
Affiliated Investment Companies	10.1
Commercial Mortgage-Backed Securities	9.7
Other Asset-Backed Securities	9.6
Financial	8.1
Uniform Mortgage-Backed Securities	7.3
U.S. Treasury Obligations	4.0
U.S. Government Agency Obligations	3.5
Consumer, Non-cyclical	3.0
Utilities	2.9
Energy	2.1
Industrial	1.3
Communications	1.2
Consumer, Cyclical	1.1
Technology	1.1
Basic Materials	0.2
Purchased Options	0.1
Communication Services	0.0
Materials	0.0
Rights	0.0
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
United States	$4,535	$—	$—	$4,535
Total Common Stock	4,535	—	—	4,535
Mutual Funds	11,833,596	—	—	11,833,596
Rights	—	—	7,083	7,083
Purchased Options	37,831	47,745	—	85,576
Corporate Bonds/Notes	—	24,520,995	1,333	24,522,328
Collateralized Mortgage Obligations	—	16,059,184	—	16,059,184
Asset-Backed Securities	—	11,239,381	—	11,239,381
U.S. Government Agency Obligations	—	12,608,672	—	12,608,672
Commercial Mortgage-Backed Securities	—	11,346,413	14,660	11,361,073
Sovereign Bonds	—	21,797,605	—	21,797,605
U.S. Treasury Obligations	—	4,640,934	—	4,640,934
Short-Term Investments	576,000	10,939,687	—	11,515,687
Total Investments, at fair value	$12,451,962	$113,200,616	$23,076	$125,675,654
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Other Financial Instruments+
Centrally Cleared Swaps	$—	$1,946,364	$—	$1,946,364
Forward Foreign Currency Contracts	—	425,421	—	425,421
Forward Premium Swaptions	—	49,981	—	49,981
Futures	150,539	—	—	150,539
Total Assets	$12,602,501	$115,622,382	$23,076	$128,247,959
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,236,309)	$—	$(1,236,309)
Forward Foreign Currency Contracts	—	(684,455)	—	(684,455)
Forward Premium Swaptions	—	(83,373)	—	(83,373)
Futures	(284,565)	—	—	(284,565)
Written Options	(33,432)	(596,036)	—	(629,468)
Total Liabilities	$(317,997)	$(2,600,173)	$—	$(2,918,170)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,049,289	$14,751	$(3,933,161)	$869,121	$—	$23,757	$(862,815)	$—
Voya High Yield Bond Fund - Class P	4,695,049	26,758	(5,488,049)	766,242	—	50,131	(716,976)	—
Voya VACS Series HYB Fund	—	4,930,931	—	18,854	4,949,785	136,473	—	—
Voya VACS Series EMCD Fund	3,578,481	97,860	9,753	11,841	3,697,935	97,859	9,753	—
Voya VACS Series EMHCD Fund	—	3,151,418	—	34,458	3,185,876	72,066	—	—
	$11,322,819	$8,221,718	$(9,411,457)	$1,700,516	$11,833,596	$380,286	$(1,570,038)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 692,829	MXN 11,992,519	Bank of America N.A.	07/14/23	$(6,322)
USD 174,741	NOK 1,856,495	Bank of America N.A.	08/18/23	1,484
USD 809,529	NZD 1,312,252	Bank of America N.A.	08/18/23	4,359
USD 969,883	CAD 1,284,057	Bank of America N.A.	08/18/23	(110)
USD 986,370	CAD 1,299,276	Bank of America N.A.	08/18/23	4,880
CAD 252,287	USD 191,418	Bank of America N.A.	08/18/23	(837)
USD 221,253	GBP 173,602	Bank of America N.A.	08/18/23	724
ILS 792,296	USD 216,916	Barclays Bank PLC	07/21/23	(3,053)
EUR 1,750,895	USD 1,923,779	Barclays Bank PLC	08/18/23	(8,724)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,122,438	GBP 887,366	Barclays Bank PLC	08/18/23	$(4,798)
BRL 5,305,084	USD 1,050,928	BNP Paribas	07/14/23	54,890
IDR 591,249,908	USD 40,070	BNP Paribas	07/14/23	(683)
USD 83,782	IDR 1,245,307,351	BNP Paribas	07/14/23	825
NOK 8,538,266	USD 795,286	BNP Paribas	08/18/23	1,546
USD 1,092,564	AUD 1,616,593	BNP Paribas	08/18/23	14,199
USD 351,799	EUR 321,648	BNP Paribas	08/18/23	(125)
USD 585,606	EUR 535,234	BNP Paribas	08/18/23	(10)
USD 301,554	CAD 398,466	BNP Paribas	08/18/23	644
USD 670,464	EUR 608,403	BNP Paribas	08/18/23	5,018
CHF 1,101,392	USD 1,239,653	BNP Paribas	08/18/23	(3,078)
EUR 1,393,363	USD 1,530,562	BNP Paribas	08/18/23	(6,561)
CAD 879,013	USD 669,311	BNP Paribas	08/18/23	(5,293)
NZD 1,374,922	USD 844,682	BNP Paribas	08/18/23	(1,060)
USD 1,613,424	EUR 1,477,264	BNP Paribas	08/18/23	(2,344)
NZD 2,460,463	USD 1,515,925	BNP Paribas	08/18/23	(6,239)
USD 300,642	EUR 274,637	BNP Paribas	08/18/23	256
AUD 1,419,338	USD 939,992	BNP Paribas	08/18/23	6,792
USD 86,041	EUR 78,583	BNP Paribas	08/18/23	90
USD 857,737	NOK 9,233,779	BNP Paribas	08/18/23	(4,003)
EUR 305,096	USD 333,659	BNP Paribas	08/18/23	42
CAD 3,881,239	USD 2,937,041	BNP Paribas	08/18/23	(5,103)
USD 807,776	NZD 1,309,261	BNP Paribas	08/18/23	4,442
USD 699,804	MXN 12,619,551	Brown Brothers Harriman & Co.	07/14/23	(35,902)
USD 1,040,342	CNY 7,237,113	Brown Brothers Harriman & Co.	07/14/23	42,344
HKD 379,429	USD 48,455	Brown Brothers Harriman & Co.	07/14/23	(24)
HUF 29,109,883	USD 84,509	Brown Brothers Harriman & Co.	07/21/23	332
COP 451,325,458	USD 99,300	Citibank N.A.	07/14/23	8,501
SGD 343,577	USD 260,038	Citibank N.A.	07/14/23	(5,890)
SEK 3,403,525	USD 316,877	Citibank N.A.	08/18/23	(615)
EUR 352,264	USD 383,945	Citibank N.A.	08/18/23	1,346
USD 341,166	NOK 3,652,804	Citibank N.A.	08/18/23	(961)
USD 405,388	NZD 657,505	Citibank N.A.	08/18/23	1,957
EUR 236,353	USD 257,498	Citibank N.A.	08/18/23	1,015
USD 198,814	AUD 297,754	Citibank N.A.	08/18/23	(166)
USD 454,113	NZD 735,324	Citibank N.A.	08/18/23	2,935
USD 684,249	AUD 1,011,560	Citibank N.A.	08/18/23	9,477
AUD 5,007,826	USD 3,386,414	Citibank N.A.	08/18/23	(45,893)
NZD 680,212	USD 422,161	Citibank N.A.	08/18/23	(4,798)
EUR 672,593	USD 738,896	Citibank N.A.	08/18/23	(3,243)
CAD 370,168	USD 281,704	Citibank N.A.	08/18/23	(2,075)
SEK 1,184,195	USD 110,730	Citibank N.A.	08/18/23	(692)
USD 317,356	SEK 3,413,913	Citibank N.A.	08/18/23	1,261
USD 160,637	AUD 240,774	Citibank N.A.	08/18/23	(265)
USD 199,373	BRL 976,553	Goldman Sachs International	07/14/23	(4,184)
MXN 19,958,945	USD 1,162,276	Goldman Sachs International	07/14/23	6,180
MXN 26,373,106	USD 1,539,793	Goldman Sachs International	07/14/23	(2,269)
USD 132,891	BRL 667,146	Goldman Sachs International	07/14/23	(6,172)
USD 651,773	AUD 957,265	Goldman Sachs International	08/18/23	13,219
GBP 448,674	USD 573,578	Goldman Sachs International	08/18/23	(3,619)
USD 880,977	GBP 697,742	Goldman Sachs International	08/18/23	(5,378)
JPY 71,637,247	USD 509,595	Goldman Sachs International	08/18/23	(9,518)
USD 296,458	CAD 389,790	Goldman Sachs International	08/18/23	2,006
JPY 56,634,275	USD 395,466	Goldman Sachs International	08/18/23	(120)
SEK 1,451,393	USD 136,551	Goldman Sachs International	08/18/23	(1,684)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 317,941	USD 212,673	Goldman Sachs International	08/18/23	$(587)
USD 324,565	SEK 3,488,105	Goldman Sachs International	08/18/23	443
USD 4,001,146	BRL 20,078,753	HSBC Bank USA N.A.	07/14/23	(184,167)
KRW 1,770,337,965	USD 1,349,991	HSBC Bank USA N.A.	07/14/23	(5,788)
USD 94,668	ILS 346,235	HSBC Bank USA N.A.	07/21/23	1,209
USD 215,641	CNY 1,538,161	JPMorgan Chase Bank N.A.	07/14/23	3,528
USD 195,747	THB 6,577,643	JPMorgan Chase Bank N.A.	07/14/23	10,023
CLP 50,202,943	USD 62,786	JPMorgan Chase Bank N.A.	07/14/23	(263)
RON 360,146	USD 79,068	JPMorgan Chase Bank N.A.	07/21/23	156
MYR 451,551	USD 99,476	Morgan Stanley Capital Services LLC	07/14/23	(2,515)
USD 581,988	MXN 9,959,670	Morgan Stanley Capital Services LLC	07/14/23	1,350
USD 1,443,839	MYR 6,376,728	Morgan Stanley Capital Services LLC	07/14/23	74,576
USD 923,960	ZAR 17,740,182	Morgan Stanley Capital Services LLC	07/21/23	(16,859)
USD 3,173	CZK 69,078	Morgan Stanley Capital Services LLC	07/21/23	5
USD 95,204	ZAR 1,824,574	Morgan Stanley Capital Services LLC	07/21/23	(1,559)
PLN 122,866	USD 29,682	Morgan Stanley Capital Services LLC	07/21/23	507
NOK 1,594,265	USD 147,957	Morgan Stanley Capital Services LLC	08/18/23	828
USD 1,157,625	CHF 1,027,728	Morgan Stanley Capital Services LLC	08/18/23	3,755
CHF 648,787	USD 726,936	Morgan Stanley Capital Services LLC	08/18/23	1,482
USD 85,582	NOK 925,401	Morgan Stanley Capital Services LLC	08/18/23	(781)
USD 1,138,102	NZD 1,845,352	Morgan Stanley Capital Services LLC	08/18/23	5,835
USD 543,393	GBP 430,673	Morgan Stanley Capital Services LLC	08/18/23	(3,698)
USD 856,272	EUR 784,207	Morgan Stanley Capital Services LLC	08/18/23	(1,461)
USD 446,578	CAD 586,515	Morgan Stanley Capital Services LLC	08/18/23	3,517
USD 1,135,987	CHF 1,014,960	Morgan Stanley Capital Services LLC	08/18/23	(3,547)
GBP 559,062	USD 711,153	Morgan Stanley Capital Services LLC	08/18/23	(1,147)
GBP 547,910	USD 696,626	Morgan Stanley Capital Services LLC	08/18/23	(607)
CAD 822,616	USD 625,630	Morgan Stanley Capital Services LLC	08/18/23	(4,215)
CHF 242,538	USD 272,393	Morgan Stanley Capital Services LLC	08/18/23	(472)
USD 726,878	NZD 1,176,540	Morgan Stanley Capital Services LLC	08/18/23	4,979
SEK 5,156,648	USD 483,484	Morgan Stanley Capital Services LLC	08/18/23	(4,317)
CAD 550,119	USD 415,535	Morgan Stanley Capital Services LLC	08/18/23	33
CHF 111,136	USD 124,770	Morgan Stanley Capital Services LLC	08/18/23	(170)
SEK 1,852,263	USD 173,048	Morgan Stanley Capital Services LLC	08/18/23	(932)
NZD 2,125,108	USD 1,304,822	Morgan Stanley Capital Services LLC	08/18/23	1,430
USD 125,309	MXN 2,235,936	Standard Chartered Bank	07/14/23	(5,043)
IDR 972,639,000	USD 65,300	Standard Chartered Bank	07/14/23	(506)
THB 1,034,655	USD 30,200	Standard Chartered Bank	07/14/23	(986)
GBP 4,108,730	USD 5,226,699	Standard Chartered Bank	08/18/23	(7,309)
USD 155,676	AUD 232,378	Standard Chartered Bank	08/18/23	666
GBP 221,074	USD 281,314	Standard Chartered Bank	08/18/23	(480)
JPY 54,508,315	USD 382,720	Standard Chartered Bank	08/18/23	(2,215)
JPY 26,164,753	USD 183,725	Standard Chartered Bank	08/18/23	(1,077)
USD 277,375	EUR 253,508	Standard Chartered Bank	08/18/23	99
USD 163,780	CHF 145,922	Standard Chartered Bank	08/18/23	(53)
GBP 314,075	USD 399,113	Standard Chartered Bank	08/18/23	(240)
GBP 361,061	USD 459,005	Standard Chartered Bank	08/18/23	(343)
NZD 445,124	USD 273,409	Standard Chartered Bank	08/18/23	(291)
USD 534,642	AUD 798,935	Standard Chartered Bank	08/18/23	1,704
USD 96,249	JPY 13,728,184	Standard Chartered Bank	08/18/23	417
USD 134,531	JPY 19,075,679	Standard Chartered Bank	08/18/23	1,370
USD 288,005	GBP 225,853	Standard Chartered Bank	08/18/23	1,100
NZD 620,464	USD 380,798	Standard Chartered Bank	08/18/23	587
JPY 21,736,408	USD 152,101	Standard Chartered Bank	08/18/23	(366)
CHF 265,871	USD 299,233	Standard Chartered Bank	08/18/23	(730)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 122,662	CAD 162,374	Standard Chartered Bank	08/18/23	$3
NZD 688,987	USD 419,450	Standard Chartered Bank	08/18/23	3,297
NZD 417,754	USD 254,238	Standard Chartered Bank	08/18/23	2,087
JPY 50,677,419	USD 353,767	Standard Chartered Bank	08/18/23	(4)
CHF 86,959	USD 97,564	Standard Chartered Bank	08/18/23	68
AUD 922,111	USD 610,738	Standard Chartered Bank	08/18/23	4,366
USD 223,344	JPY 32,121,392	Standard Chartered Bank	08/18/23	(886)
USD 308,352	JPY 44,345,161	Standard Chartered Bank	08/18/23	(1,208)
NZD 508,972	USD 308,890	Standard Chartered Bank	08/18/23	3,404
USD 478,508	JPY 68,585,364	Standard Chartered Bank	08/18/23	1,061
USD 338,072	AUD 498,872	Standard Chartered Bank	08/18/23	5,294
USD 165,284	CHF 147,150	Standard Chartered Bank	08/18/23	72
CHF 119,072	USD 133,540	Standard Chartered Bank	08/18/23	147
USD 370,559	GBP 290,653	Standard Chartered Bank	08/18/23	1,338
USD 1,102,741	MXN 18,919,151	State Street Bank and Trust Co.	07/14/23	(4,842)
MXN 1,967,366	USD 114,943	State Street Bank and Trust Co.	07/14/23	(248)
USD 697,731	MXN 11,983,938	State Street Bank and Trust Co.	07/14/23	(919)
MXN 4,956,152	USD 287,028	State Street Bank and Trust Co.	07/14/23	1,910
MXN 10,040,255	USD 580,717	State Street Bank and Trust Co.	07/14/23	4,618
MXN 10,412,986	USD 599,051	State Street Bank and Trust Co.	07/14/23	8,015
BRL 5,350,852	USD 1,049,990	State Street Bank and Trust Co.	07/14/23	65,368
EUR 20,989,671	USD 22,973,806	State Street Bank and Trust Co.	08/18/23	(16,198)
DKK 2,074,954	USD 305,096	State Street Bank and Trust Co.	08/18/23	(139)
USD 172,794	GBP 135,619	State Street Bank and Trust Co.	08/18/23	515
JPY 25,702,573	USD 181,298	State Street Bank and Trust Co.	08/18/23	(1,876)
CHF 299,682	USD 336,099	State Street Bank and Trust Co.	08/18/23	365
USD 212,822	AUD 318,161	State Street Bank and Trust Co.	08/18/23	589
USD 345,312	CAD 456,841	State Street Bank and Trust Co.	08/18/23	319
CHF 365,816	USD 409,921	State Street Bank and Trust Co.	08/18/23	795
USD 174,179	SEK 1,862,212	State Street Bank and Trust Co.	08/18/23	1,138
USD 383,080	CAD 504,589	State Street Bank and Trust Co.	08/18/23	1,907
NOK 2,972,342	USD 276,523	State Street Bank and Trust Co.	08/18/23	870
USD 342,310	GBP 268,335	State Street Bank and Trust Co.	08/18/23	1,440
EUR 880,186	USD 967,315	State Street Bank and Trust Co.	08/18/23	(4,605)
USD 425,596	GBP 336,367	State Street Bank and Trust Co.	08/18/23	(1,697)
USD 561,851	CHF 500,996	State Street Bank and Trust Co.	08/18/23	(637)
JPY 1,648,916,168	USD 11,716,811	State Street Bank and Trust Co.	08/18/23	(206,247)
USD 346,507	JPY 49,431,356	State Street Bank and Trust Co.	08/18/23	1,443
NOK 3,822,985	USD 357,193	State Street Bank and Trust Co.	08/18/23	(414)
NZD 568,791	USD 344,993	State Street Bank and Trust Co.	08/18/23	4,629
				$(259,034)

At June 30, 2023, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	4	09/15/23	$309,553	$(2,475)
Australia 3-Year Bond	16	09/15/23	1,125,853	(6,160)
Canada 10-Year Bond	19	09/20/23	1,757,365	(29,839)
Euro-Bobl 5-Year	53	09/07/23	6,691,943	(78,276)
Euro-Bund	2	09/07/23	291,875	(2,754)
Euro-Buxl® 30-year German Government Bond	8	09/07/23	1,218,655	18,770
Euro-OAT	40	09/07/23	5,604,417	(40,812)
Euro-Schatz	62	09/07/23	7,093,581	(53,294)
Japan 10-Year Bond (TSE)	1	09/12/23	1,029,488	4,698
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Japanese Government Bonds 10-Year Mini	27	09/11/23	2,778,308	$11,712
Long Gilt	19	09/27/23	2,299,594	(39,263)
Long-Term Euro-BTP	12	09/07/23	1,520,395	(879)
U.S. Treasury 10-Year Note	6	09/20/23	673,594	(3,856)
U.S. Treasury 2-Year Note	20	09/29/23	4,066,875	(16,132)
U.S. Treasury Long Bond	4	09/20/23	507,625	(1,184)
U.S. Treasury Ultra Long Bond	7	09/20/23	953,531	(9,641)
			$37,922,652	$(249,385)
Short Contracts:
U.S. Treasury 5-Year Note	(43)	09/29/23	(4,605,031)	90,285
U.S. Treasury Ultra 10-Year Note	(32)	09/20/23	(3,790,000)	25,074
			$(8,395,031)	$115,359

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-month Brazilian Interbank Deposit Average	Annual	10.275%	Annual	01/04/27	BRL 6,214,662	$10,071	$10,071
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	4.760	Annual	05/25/25	GBP 900,000	(24,709)	(24,709)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP 800,000	(382,207)	(382,207)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY 1,500,000,000	16,413	16,413
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY 50,000,000	1,773	1,773
Pay	1-day Overnight Tokyo Average Rate	Annual	0.574	Annual	06/10/37	JPY 90,000,000	(16,752)	(16,752)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY 330,000,000	(20,551)	(20,551)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY 250,000,000	(71,062)	(71,062)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY 57,000,000	(6,716)	(6,716)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD 2,523,000	(34,696)	(34,696)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 550,746	(7,253)	(7,253)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 1,093,000	(3,845)	(3,845)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 415,000	(1,033)	(1,033)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	05/08/29	USD 900,000	(33,556)	(33,346)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/08/32	USD 1,870,000	(64,168)	(71,828)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 234,000	(1,326)	(1,326)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 1,571,000	(69,488)	(69,488)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 1,005,000	(42,217)	(42,217)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 1,382,194	(34,606)	(34,606)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 1,885,280	(16,778)	(16,778)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 1,408,000	(61,429)	(61,429)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 816,723	(30,575)	(30,575)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 754,000	(26,652)	(26,652)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 1,005,000	(32,502)	(32,502)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 718,780	(22,513)	(22,513)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 691,110	(21,518)	(21,518)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 345,555	(10,701)	(10,701)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 817,000	(24,174)	(24,174)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 955,000	(10,299)	(10,299)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 2,514,000	(120,273)	(120,273)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 288,000	(2,578)	(2,578)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 278,000	(2,030)	(2,030)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 97,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 584,000	(5,636)	(5,636)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 491,000	(4,213)	(4,213)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 143,000	(1,210)	(1,210)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	09/13/33	USD 467,000	(3,387)	(3,387)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 221,000	—	—
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP 70,000	2,616	2,616
Receive	1-day Overnight Tokyo Average Rate	Annual	0.025	Annual	06/10/24	JPY 260,000,000	(642)	(642)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	28-day MXN TIIE-BANXICO	Monthly	8.100%	Monthly	06/17/33	MXN 10,185,000	$(589)	$(589)
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD 8,000,000	292,230	292,230
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD 5,000,000	157,025	157,025
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 1,724,000	19,032	19,032
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 1,106,000	12,157	12,157
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 984,000	9,402	9,402
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 1,093,000	6,806	6,805
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 1,093,000	6,365	6,365
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 900,000	4,044	4,043
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 841,000	2,905	2,905
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 694,000	2,028	2,028
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 1,489,000	3,823	3,823
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 1,766,000	2,507	2,507
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 2,103,000	532	532
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD 3,750,000	51,155	51,096
Receive	1-day Secured Overnight Financing Rate	Monthly	3.679	Monthly	05/03/26	USD 17,000,000	321,948	321,747
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD 2,250,000	49,098	49,051
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD 3,000,000	126,309	126,309
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD 3,600,000	124,648	125,337
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD 2,000,000	255,284	255,284
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD 2,300,000	87,691	87,495
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD 2,000,000	33,116	33,116
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 4,210,000	143,331	143,331
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 528,073	11,081	11,081
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 4,738,000	116,849	116,849
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 754,000	18,375	18,375
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 1,068,000	9,376	9,376
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 691,000	(552)	(552)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 1,760,000	(7,973)	(7,973)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 691,000	(5,812)	(5,812)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 540,000	18,588	18,588
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD 2,000,000	14,799	14,799
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 124,000	1,212	1,212
Receive	1-day Secured Overnight Financing Rate	Annual	3.409	Annual	08/23/33	USD 566,000	5,353	5,353
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 402,000	1,991	1,991
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 603,000	(998)	(998)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 286,000	1,929	1,929
Receive	1-day Secured Overnight Financing Rate	Annual	3.525	Annual	09/13/33	USD 1,116,000	(1,516)	(1,516)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 119,000	3,326	3,326
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 34,000	471	471
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 119,000	424	423
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 94,000	99	99
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 85,000	(125)	(125)
							$717,322	$710,055

At June 30, 2023, the following purchased exchange-traded options were outstanding for Voya Global Bond Portfolio:
Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
3-Month Euribor	Call	12/18/23	96.00	43	EUR 10,320,000	$28,996	$26,980
3-Month Euribor	Call	12/18/23	96.50	43	EUR 10,373,750	10,688	10,851
						$39,684	$37,831
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following exchange-traded written options were outstanding for Voya Global Bond Portfolio:
Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
3-Month Euribor	Call	12/18/23	96.25	86	(20,693,750)	$34,138	$(33,432)
						$34,138	$(33,432)
At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 747,500	$37,076	$4,975
Call USD vs. Put EUR	BNP Paribas	07/10/23	1.085	USD 1,196,000	7,197	2,484
Call USD vs. Put EUR	Goldman Sachs International	07/10/23	1.100	USD 1,196,000	7,599	11,032
Call USD vs. Put JPY	BNP Paribas	09/05/23	154.000	USD 122,000	6,037	4,977
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD 877,800	15,625	11,198
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD 877,800	16,748	11,197
Put USD vs. Call EUR	BNP Paribas	07/10/23	1.115	USD 1,196,000	7,670	133
Put USD vs. Call EUR	Goldman Sachs International	07/10/23	1.100	USD 1,196,000	5,270	1,749
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115.000	USD 132,700	11,943	—
					$115,165	$47,745
At June 30, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD 877,800	$24,859	$(16,818)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD 877,800	24,052	(16,818)
Call USD vs. Put MXN	Bank of America N.A.	08/31/23	18.750	USD 2,593,000	80,305	(5,945)
Put USD vs. Call JPY	Bank of America N.A.	07/03/23	138.000	USD 1,183,000	13,605	—
Put USD vs. Call MXN	Bank of America N.A.	08/31/23	18.000	USD 1,136,000	12,632	(49,235)
Call USD vs. Put EUR	BNP Paribas	07/12/23	1.100	USD 1,196,000	13,291	(11,331)
Call USD vs. Put EUR	Goldman Sachs International	07/10/23	1.085	USD 1,196,000	1,708	(2,484)
Call USD vs. Put JPY	Bank of America N.A.	07/03/23	138.000	USD 1,183,000	14,924	(51,396)
Put USD vs. Call EUR	BNP Paribas	07/12/23	1.100	USD 1,196,000	14,437	(2,162)
Put USD vs. Call EUR	Goldman Sachs International	07/10/23	1.115	USD 1,196,000	995	(133)
					$200,808	$(156,322)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 1,298,000	$35,111	$(21,170)
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 853,000	22,882	(4,838)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 2,596,000	70,222	(41,251)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 2,514,000	63,478	(24,328)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 1,298,000	34,673	(21,596)
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 4,205,000	19,785	(10,096)
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 8,410,000	36,604	(8,778)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 1,298,000	35,111	(19,013)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 853,000	22,882	(38,010)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 2,596,000	70,222	(39,060)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 2,514,000	63,478	(41,750)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 1,298,000	34,673	(17,451)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 4,205,000	19,785	(34,993)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 8,410,000	36,604	(117,380)
							$565,510	$(439,714)
At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 1,307,000	$(898,092)	$19
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 3,070,500	(293,300)	(11,939)
							$(1,191,392)	$(11,920)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 13,416,000	$76,505	$9,859
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD 13,416,000	76,807	27,155
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 649,000	27,518	2,624
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 1,298,000	56,563	7,548
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 13,416,000	76,505	(33,303)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD 13,416,000	(81,995)	(37,813)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 649,000	27,518	(318)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 1,298,000	56,563	2,776
							$315,984	$(21,472)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD –  Australian Dollar
BRL –  Brazilian Real
CAD –  Canadian Dollar
CHF –  Swiss Franc
CLP  – Chilean Peso
COP  –  Colombian Peso
CNY  –  Chinese Yuan
CZK  –  Czech Koruna
DKK  –  Danish Krone
EUR  –  EU Euro
GBP  –  British Pound
HKD  –  Hong Kong Sar Dollar
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
ILS  –  Israeli New Shekel
JPY  –  Japanese Yen
KRW  –  South Korean Won
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

NOK  –  Norwegian Krone
NZD  –  New Zealand Dollar
PLN  –  Polish Zloty
RON  –  Romanian New Leu
SEK  –  Swedish Krona
SGD  –  Singapore Dollar
THB  –  Thai Baht
USD  –  United States Dollar
ZAR  –  South African Rand
A summay of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$47,745
Interest rate contracts	Investments in securities at value*	37,831
Interest rate contracts	Unrealized appreciation on forward premium swaptions	49,981
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	425,421
Interest rate contracts	Variation margin receivable on futures contracts**	150,539
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,946,364
Total Asset Derivatives		$2,657,881
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$684,455
Interest rate contracts	Unrealized depreciation on forward premium swaptions	83,373
Interest rate contracts	Variation margin payable on futures contracts**	284,565
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,236,309
Interest rate contracts	Written options, at fair value	473,146
Foreign exchange contracts	Written options, at fair value	156,322
Total Liability Derivatives		$2,918,170

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward forgeign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(14,351)	$—	$—	$(14,351)
Credit Contracts	—	—	—	(198,729)	—	(198,729)
Foreign exchange contracts	(79,970)	(860,299)	—	(6,549)	(8,724)	(955,542)
Interest rate contracts	(5,831)	—	(746,241)	1,370,287	385,958	1,004,173
Total	$(85,801)	$(860,299)	$(760,592)	$1,165,009	$377,234	$(164,449)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward forgeign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$61,179	$—	$61,179
Foreign exchange contracts	(63,247)	(1,134,286)	—	(4,189)	(26,221)	(1,227,943)
Interest rate contracts	8,706	—	884,718	(1,125,480)	165,025	(67,031)
	$(54,541)	$(1,134,286)	$884,718	$(1,068,490)	$138,804	$(1,233,795)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets
Purchased options	$11,198	$—	$23,766	$—	$—	$12,781	$—	$—	$—	$—	$—	$47,745
Forward foreign currency contracts	11,447	—	88,744	42,676	26,492	21,848	1,209	13,707	98,297	27,080	93,921	425,421
Forward premium swaptions	2,624	19	—	—	—	9,859	—	—	37,479	—	—	49,981
Total Assets	$25,269	$19	$112,510	$42,676	$26,492	$44,488	$1,209	$13,707	$135,776	$27,080	$93,921	$523,147
Liabilities
Forward foreign currency contracts	$7,269	$16,575	$34,499	$35,926	$64,598	$33,531	$189,955	$263	$42,280	$21,737	$237,822	$684,455
Forward premium swaptions	318	11,939	—	—	—	33,303	—	—	37,813	—	—	83,373
Written options	163,577	45,089	73,159	—	80,311	107,742	—		126,158	—	—	596,036
Total Liabilities	$171,164	$73,603	$107,658	$35,926	$144,909	$174,576	$189,955	$263	$206,251	$21,737	$237,822	$1,363,864
Net OTC derivative instruments by counterparty, at fair value	$(145,895)	$(73,584)	$4,852	$6,750	$(118,417)	$(130,088)	$(188,746)	$13,444	$(70,475)	$5,343	$(143,901)	(840,717)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$73,584	$—	$—	$—	$120,000	$—	$—	$20,000	$—	$—	$213,584
Net Exposure(1)(2)	$(145,895)	$—	$4,852	$6,750	$(118,417)	$(10,088)	$(188,746)	$13,444	$(50,475)	$5,343	$(143,901)	$(627,133)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2023 the Portfolio had pledged $430,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $134,327,671.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,659,728
Gross Unrealized Depreciation	(13,101,446)
Net Unrealized Depreciation	$(9,441,718)
See Accompanying Notes to Financial Statements

Voya International High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 8.3%
84,830	Ampol Ltd.	$1,694,606	0.5
242,404	ANZ Group Holdings Ltd.	3,837,213	1.2
791,121	Aurizon Holdings Ltd.	2,069,739	0.6
74,498	BHP Group Ltd.	2,239,561	0.7
206,089	Brambles Ltd.	1,981,668	0.6
552,931	Insurance Australia Group Ltd.	2,102,739	0.6
784,404	Medibank Pvt Ltd.	1,842,550	0.6
60,383	Rio Tinto Ltd.	4,624,122	1.4
136,503	Suncorp Group Ltd.	1,226,512	0.4
110,468	Telstra Group Ltd.	316,900	0.1
243,918	Transurban Group - Stapled Security	2,322,438	0.7
209,175	Westpac Banking Corp.	2,978,369	0.9
		27,236,417	8.3
	Austria: 0.1%
8,210	OMV AG	348,615	0.1

	Belgium: 0.2%
5,432	Solvay S.A.	607,408	0.2

	China: 0.7%
726,500	BOC Hong Kong Holdings Ltd.	2,225,507	0.7

	Denmark: 1.5%
108,691 (1)	Danske Bank A/S	2,647,323	0.8
2,710	Novo Nordisk A/S	437,773	0.2
80,512	Tryg A/S	1,743,568	0.5
		4,828,664	1.5
	Finland: 1.6%
23,168	Elisa OYJ	1,236,812	0.4
38,327	Nordea Bank Abp	417,484	0.1
26,772	Orion Oyj	1,111,068	0.4
53,206	Sampo OYJ	2,389,617	0.7
		5,154,981	1.6
	France: 7.4%
9,877	Bouygues SA	331,803	0.1
55,075	Bureau Veritas SA	1,510,988	0.5
54,321	Danone	3,328,987	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
6,187	Dassault Aviation SA	$1,239,575	0.4
30,336	Edenred	2,032,042	0.6
13,266	Eiffage SA	1,385,088	0.4
100,975	Getlink SE	1,718,383	0.5
255,009	Orange SA	2,980,156	0.9
65,467	Sanofi	7,047,919	2.1
13,063	Thales S.A.	1,957,220	0.6
15,893	TotalEnergies SE	912,334	0.3
		24,444,495	7.4
	Germany: 6.4%
24,165	Allianz SE	5,628,615	1.7
72,550	BASF SE	3,524,721	1.1
25,585	Bayerische Motoren Werke AG	3,147,144	1.0
22,084	Deutsche Telekom AG	481,841	0.1
20,629	Evonik Industries AG	393,082	0.1
42,298	Mercedes-Benz Group AG	3,404,629	1.0
5,556	Muenchener Rueckversicherungs-Gesellschaft AG	2,085,798	0.6
25,864	Talanx AG	1,484,870	0.5
308,376	Telefonica Deutschland Holding AG	867,930	0.3
		21,018,630	6.4
	Hong Kong: 4.0%
394,500	CK Asset Holdings Ltd.	2,192,142	0.7
91,000	CLP Holdings Ltd.	708,763	0.2
512,000	Hang Lung Properties Ltd.	792,302	0.2
22,900	Hang Seng Bank Ltd.	326,454	0.1
628,000	HKT Trust & HKT Ltd. - Stapled Security	731,226	0.2
28,100	Jardine Matheson Holdings Ltd.	1,410,058	0.4
309,700	Link REIT	1,724,138	0.5
322,500	MTR Corp.	1,484,652	0.5
318,000	Power Assets Holdings Ltd.	1,669,334	0.5
562,000	Sino Land Co.	691,882	0.2
578,000	SITC International Holdings Co. Ltd.	1,058,417	0.3
205,600	Swire Properties Ltd.	506,571	0.2
		13,295,939	4.0

See Accompanying Notes to Financial Statements

Voya International High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland: 0.5%
32,099	DCC PLC	$1,795,672	0.5

	Israel: 3.4%
267,542	Bank Hapoalim BM	2,206,311	0.7
307,925	Bank Leumi Le-Israel BM	2,307,468	0.7
7,527	Elbit Systems Ltd.	1,575,497	0.5
319,240	ICL Group Ltd.	1,752,241	0.5
374,142	Israel Discount Bank Ltd.	1,869,151	0.6
42,546	Mizrahi Tefahot Bank Ltd.	1,422,727	0.4
		11,133,395	3.4
	Italy: 4.3%
69,500	Assicurazioni Generali S.p.A.	1,413,354	0.4
221,372	ENI S.p.A.	3,186,966	1.0
1,330,519	Intesa Sanpaolo SpA	3,488,297	1.1
176,274	Mediobanca Banca di Credito Finanziario SpA	2,110,445	0.6
346,707	Snam SpA	1,812,017	0.5
274,678 (2)	Terna - Rete Elettrica Nazionale	2,342,780	0.7
		14,353,859	4.3
	Japan: 23.2%
301,700	Asahi Kasei Corp.	2,042,833	0.6
24,500	Astellas Pharma, Inc.	364,866	0.1
47,600 (2)	Bridgestone Corp.	1,955,488	0.6
18,100	Central Japan Railway Co.	2,267,774	0.7
58,700	Chubu Electric Power Co., Inc.	716,110	0.2
47,400	Dai Nippon Printing Co., Ltd.	1,346,427	0.4
90,700	Daiwa House Industry Co., Ltd.	2,396,474	0.7
635,900	ENEOS Holdings, Inc.	2,185,728	0.7
54,000	Hankyu Hanshin Holdings, Inc.	1,785,463	0.6
55,100	Honda Motor Co., Ltd.	1,669,192	0.5
80,800	Idemitsu Kosan Co., Ltd.	1,621,255	0.5
254,700	Japan Post Bank Co. Ltd.	1,986,212	0.6
182,100	Japan Post Holdings Co. Ltd.	1,308,798	0.4
131,700 (2)	Japan Tobacco, Inc.	2,885,019	0.9
134,500	Kajima Corp.	2,030,765	0.6
35,000	Kansai Electric Power Co., Inc.	439,124	0.1
115,900	Kirin Holdings Co., Ltd.	1,692,451	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
44,900 (2)	McDonald’s Holdings Co. Japan Ltd.	$1,745,653	0.5
348,400	Mitsubishi HC Capital, Inc.	2,068,593	0.6
66,400	MS&AD Insurance Group Holdings, Inc.	2,351,377	0.7
41,000	Nintendo Co., Ltd.	1,869,122	0.6
1,480,000	Nippon Telegraph & Telephone Corp.	1,751,293	0.5
4,300	Nitto Denko Corp.	319,171	0.1
37,500	Nomura Real Estate Holdings, Inc.	891,548	0.3
248,200	Obayashi Corp.	2,146,518	0.7
289,400	Oji Holdings Corp.	1,082,086	0.3
87,800	Ono Pharmaceutical Co., Ltd.	1,584,213	0.5
21,700	Oracle Corp. Japan	1,613,908	0.5
114,600	Osaka Gas Co., Ltd.	1,756,567	0.5
39,100	Otsuka Holdings Co. Ltd.	1,434,253	0.4
32,500	Secom Co., Ltd.	2,199,551	0.7
113,400	Sekisui House Ltd.	2,290,635	0.7
283,200	SoftBank Corp.	3,026,077	0.9
52,900	Sompo Holdings, Inc.	2,373,583	0.7
128,000	Subaru Corp.	2,410,724	0.7
155,000	Sumitomo Chemical Co., Ltd.	471,109	0.2
18,400	Sumitomo Mitsui Financial Group, Inc.	788,614	0.2
62,500	Sumitomo Mitsui Trust Holdings, Inc.	2,217,224	0.7
60,000	Taisei Corp.	2,096,302	0.6
120,400	Takeda Pharmaceutical Co., Ltd.	3,783,276	1.2
70,100	Tobu Railway Co., Ltd.	1,879,603	0.6
159,200	Tosoh Corp.	1,883,038	0.6
6,300	Trend Micro, Inc.	304,961	0.1
77,800	Yamato Holdings Co., Ltd.	1,410,189	0.4
		76,443,167	23.2
	Netherlands: 4.5%
50,300	Ferrovial SE	1,590,091	0.5
10,791	JDE Peet’s NV	320,991	0.1
99,778	Koninklijke Ahold Delhaize NV	3,401,742	1.0
654,789	Koninklijke KPN NV	2,337,586	0.7
60,317	NN Group NV	2,232,800	0.7

See Accompanying Notes to Financial Statements

Voya International High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
61,150	OCI NV	$1,468,766	0.4
62,036	Shell PLC	1,850,642	0.6
14,150	Wolters Kluwer NV	1,796,679	0.5
		14,999,297	4.5
	New Zealand: 0.3%
290,890	Spark New Zealand Ltd.	910,283	0.3

	Norway: 0.8%
36,497	Aker BP ASA	856,271	0.2
53,206	Yara International ASA	1,879,869	0.6
		2,736,140	0.8
	Portugal: 0.6%
175,729	Galp Energia SGPS SA	2,053,555	0.6

	Spain: 5.7%
46,131	ACS Actividades de Construccion y Servicios SA	1,622,147	0.5
299,657	Banco Bilbao Vizcaya Argentaria SA	2,302,181	0.7
73,300 (2)	Enagas	1,440,614	0.4
60,066 (2)	Endesa S.A.	1,290,679	0.4
403,035	Iberdrola S.A. - IBEE	5,263,167	1.6
53,836	Industria de Diseno Textil SA	2,088,186	0.6
112,327 (2)	Redeia Corp. SA	1,889,011	0.6
174,369 (2)	Repsol SA	2,536,028	0.8
77,385	Telefonica S.A.	314,181	0.1
		18,746,194	5.7
	Switzerland: 6.8%
9,285	Banque Cantonale Vaudoise	980,730	0.3
352,709	Glencore PLC	1,999,824	0.6
28,274	Holcim AG	1,905,873	0.6
97,950	Novartis AG	9,875,264	3.0
2,206	Roche Holding AG-GENUSSCHEIN	673,867	0.2
3,784	Swisscom AG	2,361,749	0.7
10,129	Zurich Insurance Group AG	4,818,250	1.4
		22,615,557	6.8
	United Kingdom: 16.9%
453,844	Aviva PLC	2,283,409	0.7
249,240	BAE Systems PLC	2,938,857	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,033,040	BP PLC	$6,014,762	1.8
143,825	British American Tobacco PLC	4,778,660	1.4
21,860	Compass Group PLC	612,150	0.2
271,584	GSK PLC	4,813,174	1.5
50,942	Hikma Pharmaceuticals PLC	1,225,910	0.4
1,076,119	HSBC Holdings PLC	8,520,558	2.6
118,111	Imperial Brands PLC	2,614,329	0.8
488,370	Legal & General Group PLC	1,413,982	0.4
787,673	M&G PLC	1,916,934	0.6
289,738	National Grid PLC	3,841,462	1.2
712,692	NatWest Group PLC	2,178,341	0.7
194,388	Pearson PLC	2,037,936	0.6
257,189	Phoenix Group Holdings PLC	1,740,132	0.5
23,489	Reckitt Benckiser Group PLC	1,765,222	0.5
58,488	Relx PLC (GBP Exchange)	1,951,206	0.6
96,913	Smiths Group PLC	2,027,594	0.6
97,391	Tesco PLC	307,225	0.1
173,730	The Sage Group PLC	2,040,796	0.6
167	Unilever PLC	8,704	0.0
11,260	Unilever PLC - ULVRL	586,357	0.2
		55,617,700	16.9
	Total Common Stock (Cost $298,467,410)	320,565,475	97.2
EXCHANGE-TRADED FUNDS: 0.9%
58,728	iShares MSCI EAFE Value Index ETF	2,874,148	0.9
	Total Exchange-Traded Funds (Cost $2,815,315)	2,874,148	0.9
PREFERRED STOCK: 0.6%
	Germany: 0.6%
23,734	Henkel AG & Co. KGaA	1,898,161	0.6
	Total Preferred Stock (Cost $2,030,983)	1,898,161	0.6
	Total Long-Term Investments (Cost $303,313,708)	325,337,784	98.7

See Accompanying Notes to Financial Statements

Voya International High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Repurchase Agreements: 4.1%
1,931,979 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,932,782, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,970,619, due 04/01/35-09/01/61)	$1,931,979	0.6
2,309,940 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,310,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,356,139, due 10/13/23-02/20/73)	2,309,940	0.7
3,255,312 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $3,256,695, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $3,320,426, due 07/28/23-06/21/28)	3,255,312	1.0
3,255,312 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,256,666, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,320,418, due 07/31/23-05/20/53)	3,255,312	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,865,939 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $2,867,152, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,923,326, due 07/15/25-02/15/51)	$2,865,939	0.8
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $13,618,482)	13,618,482	4.1
	Total Investments in Securities (Cost $316,932,190)	$338,956,266	102.8
	Liabilities in Excess of Other Assets	(9,268,663)	(2.8)
	Net Assets	$329,687,603	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	27.1%
Industrials	15.4
Health Care	9.8
Materials	7.9
Consumer Staples	7.2
Energy	7.1
Utilities	7.0
Consumer Discretionary	6.5
Communication Services	5.8
Real Estate	2.8
Information Technology	1.2
Exchange-Traded Funds	0.9
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$27,236,417	$—	$27,236,417
Austria	—	348,615	—	348,615
Belgium	—	607,408	—	607,408
China	—	2,225,507	—	2,225,507
Denmark	—	4,828,664	—	4,828,664
Finland	—	5,154,981	—	5,154,981
France	—	24,444,495	—	24,444,495
Germany	—	21,018,630	—	21,018,630
Hong Kong	1,410,058	11,885,881	—	13,295,939
Ireland	—	1,795,672	—	1,795,672
Israel	—	11,133,395	—	11,133,395
Italy	—	14,353,859	—	14,353,859
Japan	1,745,653	74,697,514	—	76,443,167
Netherlands	1,911,082	13,088,215	—	14,999,297
New Zealand	—	910,283	—	910,283
Norway	—	2,736,140	—	2,736,140
Portugal	—	2,053,555	—	2,053,555
Spain	—	18,746,194	—	18,746,194
Switzerland	—	22,615,557	—	22,615,557
United Kingdom	—	55,617,700	—	55,617,700
Total Common Stock	5,066,793	315,498,682	—	320,565,475
Exchange-Traded Funds	2,874,148	—	—	2,874,148
Preferred Stock	—	1,898,161	—	1,898,161
Short-Term Investments	—	13,618,482	—	13,618,482
Total Investments, at fair value	$7,940,941	$331,015,325	$—	$338,956,266

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $318,235,791.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,605,065
Gross Unrealized Depreciation	(11,804,894)
Net Unrealized Appreciation	$20,800,171
See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Communication Services: 3.1%
12,116	BCE, Inc.	$552,411	0.2
1,536	Cable One, Inc.	1,009,275	0.3
9,860	Electronic Arts, Inc.	1,278,842	0.4
138,239	Entravision Communications Corp.	606,869	0.2
90,282	Fox Corp. - Class B	2,879,093	0.9
55,054	Interpublic Group of Cos., Inc.	2,123,983	0.7
11,376	Omnicom Group	1,082,426	0.4
11,147	Townsquare Media, Inc.	132,761	0.0
		9,665,660	3.1
	Consumer Discretionary: 6.4%
59,623 (1)	Accel Entertainment, Inc.	629,619	0.2
7,573 (1)	Aptiv PLC	773,128	0.2
14,716 (1)(2)	Atmus Filtration Technologies, Inc.	323,163	0.1
47,072	BorgWarner, Inc.	2,302,291	0.7
5,086	Boyd Gaming Corp.	352,816	0.1
22,289	Brunswick Corp.	1,931,119	0.6
30,666 (1)	Capri Holdings Ltd.	1,100,603	0.4
1,187 (1)	Cavco Industries, Inc.	350,165	0.1
53,814	Cie Generale des Etablissements Michelin SCA	1,591,894	0.5
25,123 (1)	Dave & Buster’s Entertainment, Inc.	1,119,481	0.4
30,296 (1)	Everi Holdings, Inc.	438,080	0.1
16,453 (1)	Malibu Boats, Inc.	965,133	0.3
27,964 (1)	MarineMax, Inc.	955,250	0.3
24,056 (1)	OneWater Marine, Inc.	871,789	0.3
25,751 (1)	Penn Entertainment, Inc.	618,797	0.2
4,373	Penske Auto Group, Inc.	728,673	0.2
11,206 (1)(2)	Red Robin Gourmet Burgers, Inc.	154,979	0.1
32,399 (1)	Skyline Champion Corp.	2,120,515	0.7
5,140	Sodexo SA	566,004	0.2
51,359 (1)	Solo Brands, Inc.	290,692	0.1
32,912	Tapestry, Inc.	1,408,634	0.5
36,378 (1)	Vizio Holding Corp.	245,551	0.1
		19,838,376	6.4
	Consumer Staples: 6.7%
141,726	Conagra Brands, Inc.	4,779,001	1.5
25,704 (1)	Dollar Tree, Inc.	3,688,524	1.2
37,366	Edgewell Personal Care Co.	1,543,589	0.5
10,761	JM Smucker Co.	1,589,077	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
23,126	Kimberly-Clark Corp.	$3,192,776	1.0
129,639	Koninklijke Ahold Delhaize NV	4,419,796	1.4
19,922	Spectrum Brands Holdings, Inc.	1,554,912	0.5
12,093	Turning Point Brands, Inc.	290,353	0.1
		21,058,028	6.7
	Energy: 5.4%
76,781	Baker Hughes Co.	2,427,047	0.8
25,905	Cactus, Inc.	1,096,300	0.4
69,514	ChampionX Corp.	2,157,714	0.7
34,006	Devon Energy Corp.	1,643,850	0.5
12,872	Diamondback Energy, Inc.	1,690,866	0.5
27,935 (1)	Earthstone Energy, Inc.	399,191	0.1
136,340 (3)	Enterprise Products Partners L.P.	3,592,559	1.2
22,081	Enviva, Inc.	239,579	0.1
48,977	EQT Corp.	2,014,424	0.6
46,113	Magnolia Oil & Gas Corp.	963,762	0.3
17,530	Northern Oil and Gas, Inc.	601,630	0.2
		16,826,922	5.4
	Financials: 21.3%
35,989	Aflac, Inc.	2,512,032	0.8
44,851	Allstate Corp.	4,890,553	1.6
20,471	A-Mark Precious Metals, Inc.	766,332	0.2
26,527	Ameris Bancorp.	907,489	0.3
33,175	Axis Capital Holdings Ltd.	1,785,810	0.6
109,195	Bank of New York Mellon Corp.	4,861,361	1.6
29,856	BankUnited, Inc.	643,397	0.2
102,695	Capitol Federal Financial, Inc.	633,628	0.2
31,220	Charles Schwab Corp.	1,769,550	0.6
31,670	Columbia Banking System, Inc.	642,268	0.2
2,575	Comerica, Inc.	109,077	0.0
78,071	Compass Diversified Holdings	1,693,360	0.5
10,305	ConnectOne Bancorp, Inc.	170,960	0.1
37,551	CVB Financial Corp.	498,677	0.2
13,488 (1)	Donnelley Financial Solutions, Inc.	614,109	0.2
6,825	Enact Holdings, Inc.	171,512	0.1
9,545 (1)	Euronet Worldwide, Inc.	1,120,297	0.4

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
53,647	EVERTEC, Inc.	$1,975,819	0.6
28,365 (1)	Fidelis Insurance Holdings Ltd.	387,182	0.1
137,919	First BanCorp. Puerto Rico	1,685,370	0.5
121,562	First Hawaiian, Inc.	2,189,332	0.7
28,815	First Interstate Bancsystem, Inc.	686,950	0.2
12,747	First Merchants Corp.	359,848	0.1
1,426	First Mid Bancshares, Inc.	34,424	0.0
147,088	FNB Corp.	1,682,687	0.5
15,843	Hanover Insurance Group, Inc.	1,790,734	0.6
73,361	Home Bancshares, Inc./ Conway AR	1,672,631	0.5
13,739	Independent Bank Group, Inc.	474,408	0.2
69,629	Northern Trust Corp.	5,162,294	1.7
143,437	Old National Bancorp.	1,999,512	0.6
12,355	Origin Bancorp, Inc.	362,001	0.1
43,304	Pacific Premier Bancorp, Inc.	895,527	0.3
21,845	Patria Investments Ltd.	312,383	0.1
8,530	Premier Financial Corp.	136,651	0.0
22,049	Prosperity Bancshares, Inc.	1,245,327	0.4
21,809	Provident Financial Services, Inc.	356,359	0.1
5,112	QCR Holdings, Inc.	209,745	0.1
20,453	Reinsurance Group of America, Inc.	2,836,626	0.9
4,630	Selective Insurance Group	444,248	0.1
25,317	SouthState Corp.	1,665,859	0.5
29,124	T. Rowe Price Group, Inc.	3,262,470	1.0
11,186	TowneBank/Portsmouth VA	259,963	0.1
82,757	Truist Financial Corp.	2,511,675	0.8
19,432	UMB Financial Corp.	1,183,409	0.4
44,387	US Bancorp	1,466,546	0.5
151,610	Valley National Bancorp	1,174,977	0.4
11,546	Veritex Holdings, Inc.	207,020	0.1
16,752	Westamerica Bancorp.	641,602	0.2
14,833	Willis Towers Watson PLC	3,493,171	1.1
		66,557,162	21.3
	Health Care: 10.9%
11,593	AmerisourceBergen Corp.	2,230,841	0.7
1,553 (1)	AMN Healthcare Services, Inc.	169,463	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,377	Becton Dickinson & Co.	$1,155,572	0.4
22,433	Cardinal Health, Inc.	2,121,489	0.7
25,520 (1)	Centene Corp.	1,721,324	0.6
34,528	Dentsply Sirona, Inc.	1,381,811	0.4
81,532	Embecta Corp.	1,761,091	0.6
11,063 (1)	Enovis Corp.	709,360	0.2
66,509 (1)	Envista Holdings Corp.	2,250,665	0.7
52,378 (1)	Henry Schein, Inc.	4,247,856	1.4
8,890 (1)	Hologic, Inc.	719,823	0.2
12,252	Laboratory Corp. of America Holdings	2,956,775	0.9
24,929	Quest Diagnostics, Inc.	3,504,020	1.1
7,725 (2)	Smith & Nephew PLC ADR	249,131	0.1
20,687	Universal Health Services, Inc.	3,263,788	1.0
38,664	Zimmer Biomet Holdings, Inc.	5,629,478	1.8
		34,072,487	10.9
	Industrials: 16.7%
5,399	Barrett Business Services, Inc.	470,793	0.2
38,038 (1)	Beacon Roofing Supply, Inc.	3,156,393	1.0
25,802	Brink’s Co.	1,750,150	0.6
28,814	Bunzl PLC	1,098,048	0.3
10,752 (1)	Ceco Environmental Corp.	143,647	0.0
45,845	Cie de Saint-Gobain	2,791,344	0.9
6,311	Cummins, Inc.	1,547,205	0.5
38,871	Deluxe Corp.	679,465	0.2
79,057 (1)	DIRTT Environmental Solutions	20,650	0.0
11,064 (1)	DXP Enterprises, Inc.	402,840	0.1
3,592 (1)	Dycom Industries, Inc.	408,231	0.1
47,302	Emerson Electric Co.	4,275,628	1.4
4,043	Esab Corp.	269,021	0.1
96,892 (1)	Gates Industrial Corp. PLC	1,306,104	0.4
3,608	General Dynamics Corp.	776,261	0.3
19,439 (1)	GMS, Inc.	1,345,179	0.4
36,746 (1)	Hayward Holdings, Inc.	472,186	0.2
100,469	Heartland Express, Inc.	1,648,696	0.5
111,785 (1)	Hillman Solutions Corp.	1,007,183	0.3
15,255	Huntington Ingalls Industries, Inc.	3,472,038	1.1
13,903 (1)	IBEX Holdings Ltd.	295,161	0.1
51,311	IMI PLC	1,070,356	0.3

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,309	Karat Packaging, Inc.	$133,389	0.0
24,473	Korn Ferry	1,212,392	0.4
9,118	Legrand S.A.	904,543	0.3
7,578 (1)	Leonardo DRS, Inc.	131,403	0.0
17,278	Loomis AB	504,563	0.2
12,739	Luxfer Holdings PLC	181,276	0.1
455	Luxfer Holdings PLC ADR	6,475	0.0
34,537	MSC Industrial Direct Co.	3,290,685	1.1
2,520 (1)	NV5 Global, Inc.	279,140	0.1
43,151	nVent Electric PLC	2,229,612	0.7
24,465 (1)	OPENLANE, Inc.	372,357	0.1
49,350	Oshkosh Corp.	4,273,216	1.4
7,021	Republic Services, Inc.	1,075,407	0.3
103,036	Southwest Airlines Co.	3,730,934	1.2
15,558	Tecnoglass, Inc.	803,726	0.3
22,817	Timken Co.	2,088,440	0.7
2,534 (1)	Titan Machinery, Inc.	74,753	0.0
21,367	Vinci SA	2,482,753	0.8
		52,181,643	16.7
	Information Technology: 7.4%
29,231	Amdocs Ltd.	2,889,484	0.9
37,216	Avnet, Inc.	1,877,547	0.6
4,688	Belden, Inc.	448,407	0.1
43,272 (1)	Coherent Corp.	2,206,007	0.7
10,679 (1)	Cohu, Inc.	443,819	0.1
29,080	Corning, Inc.	1,018,963	0.3
33,272 (1)	Digital Turbine, Inc.	308,764	0.1
17,397 (1)	F5, Inc.	2,544,485	0.8
71,289	HP, Inc.	2,189,285	0.7
55,777	Juniper Networks, Inc.	1,747,494	0.6
25,351	Kulicke & Soffa Industries, Inc.	1,507,117	0.5
5,114	MKS Instruments, Inc.	552,823	0.2
16,636	TE Connectivity Ltd.	2,331,702	0.8
29,641 (1)	Teradata Corp.	1,583,126	0.5
7,259	Teradyne, Inc.	808,145	0.3
17,047	Vontier Corp.	549,084	0.2
		23,006,252	7.4
	Materials: 5.0%
38,225	Akzo Nobel NV	3,125,023	1.0
269,719	Amcor PLC	2,691,796	0.9
24,695 (1)	Axalta Coating Systems Ltd.	810,243	0.3
18,281	Element Solutions, Inc.	350,995	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
84,853	Graphic Packaging Holding Co.	$2,039,018	0.6
5,632 (1)	Ingevity Corp.	327,557	0.1
16,623	Minerals Technologies, Inc.	958,981	0.3
28,764	Packaging Corp. of America	3,801,450	1.2
76,466	Pactiv Evergreen, Inc.	578,848	0.2
17,271	Sonoco Products Co.	1,019,334	0.3
		15,703,245	5.0
	Real Estate: 6.9%
22,421	CareTrust REIT, Inc.	445,281	0.1
21,391 (2)	Easterly Government Properties, Inc.	310,170	0.1
557	Equinix, Inc.	436,655	0.1
11,316	Essex Property Trust, Inc.	2,651,339	0.9
32,394	Four Corners Property Trust, Inc.	822,808	0.3
131,031	Healthpeak Properties, Inc.	2,633,723	0.8
28,888	Highwoods Properties, Inc.	690,712	0.2
37,054	Kite Realty Group Trust	827,786	0.3
8,406	National Health Investors, Inc.	440,643	0.1
18,035	NETSTREIT Corp.	322,285	0.1
46,913	Physicians Realty Trust	656,313	0.2
7,704	Public Storage, Inc.	2,248,644	0.7
53,709	Realty Income Corp.	3,211,261	1.0
46,882	Regency Centers Corp.	2,895,901	0.9
24,812	Summit Hotel Properties, Inc.	161,526	0.1
27,986	UMH Properties, Inc.	447,216	0.2
17,646	VICI Properties, Inc.	554,614	0.2
19,920	Weyerhaeuser Co.	667,519	0.2
18,008	WP Carey, Inc.	1,216,620	0.4
		21,641,016	6.9
	Utilities: 7.4%
5,851	ALLETE, Inc.	339,183	0.1
10,780	Atmos Energy Corp.	1,254,145	0.4
32,450	Duke Energy Corp.	2,912,063	0.9
71,545	Edison International	4,968,800	1.6
32,510	Evergy, Inc.	1,899,234	0.6
22,723	Eversource Energy	1,611,515	0.5
3,839	Northwest Natural Holding Co.	165,269	0.1
62,825	NorthWestern Corp.	3,565,947	1.1
22,952	Pinnacle West Capital Corp.	1,869,670	0.6

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
12,899	Southwest Gas Holdings, Inc.	$821,021	0.3
59,019	Spire, Inc.	3,744,166	1.2
		23,151,013	7.4
	Total Common Stock
	(Cost $304,106,405)	303,701,804	97.2
EXCHANGE-TRADED FUNDS: 0.9%
26,320	iShares Russell Mid-Cap Value ETF	2,890,989	0.9
	Total Exchange-Traded Funds (Cost $2,881,538)	2,890,989	0.9
PREFERRED STOCK: 0.6%
	Consumer Staples: 0.6%
25,584	Henkel AG & Co. KGaA	2,046,118	0.6
	Total Preferred Stock (Cost $1,681,093)	2,046,118	0.6
OTHER(4): —%
	Consumer, Non-cyclical: —%
6,778 (2)(5)(6)	The Fresh Market Holdings, Inc.	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $308,669,036)	308,638,911	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.3%
915,143 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $915,524, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $933,446, due 07/31/23-05/20/53) (Cost $915,143)	915,143	0.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
3,426,079 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $3,426,079)	$3,426,079	1.1
	Total Short-Term Investments (Cost $4,341,222)	4,341,222	1.4
	Total Investments in Securities (Cost $313,010,258)	$312,980,133	100.1
	Liabilities in Excess of Other Assets	(409,016)	(0.1)
	Net Assets	$312,571,117	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Security is a Master Limited Partnership.

(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2023.

Geographic Diversification as of June 30, 2023 (as a percentage of net assets)

United States	86.5%
United Kingdom	4.2%
France	2.7%
Netherlands	2.4%
Germany	0.6%
Puerto Rico	0.6%
Colombia	0.3%
Canada	0.2%
Sweden	0.2%
Cayman Islands	0.1%
Assets in Excess of Other Liabilities,*	2.2%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,665,660	$—	$—	$9,665,660
Consumer Discretionary	17,680,478	2,157,898	—	19,838,376
Consumer Staples	16,638,232	4,419,796	—	21,058,028
Energy	16,826,922	—	—	16,826,922
Financials	66,557,162	—	—	66,557,162
Health Care	34,072,487	—	—	34,072,487
Industrials	43,330,036	8,851,607	—	52,181,643
Information Technology	23,006,252	—	—	23,006,252
Materials	12,578,222	3,125,023	—	15,703,245
Real Estate	21,641,016	—	—	21,641,016
Utilities	23,151,013	—	—	23,151,013
Total Common Stock	285,147,480	18,554,324	—	303,701,804
Exchange-Traded Funds	2,890,989	—	—	2,890,989
Preferred Stock	—	2,046,118	—	2,046,118
Other	—	—	—	—
Short-Term Investments	3,426,079	915,143	—	4,341,222
Total Investments, at fair value	$291,464,548	$21,515,585	$—	$312,980,133
Other Financial Instruments+
Forward Foreign Currency Contracts	—	12,437	—	12,437
Total Assets	$291,464,548	$21,528,022	$—	$312,992,570
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,492)	$—	$(1,492)
Total Liabilities	$—	$(1,492)	$—	$(1,492)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, VY® American Century Small-Mid Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
The Fresh Market Holdings, Inc.	11/14/2022	$—	$—
		$—	$—
See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 157,483	GBP 124,756	Bank of America N.A.	09/29/23	$(988)
USD 52,509	GBP 41,504	Bank of America N.A.	09/29/23	(210)
USD 3,822,611	EUR 3,484,042	Bank of America N.A.	09/29/23	3,971
USD 1,711,701	GBP 1,347,055	Bank of America N.A.	09/29/23	620
USD 83,428	GBP 65,640	Bank of America N.A.	09/29/23	69
USD 73,304	CAD 97,189	Goldman Sachs & Co.	09/29/23	(161)
USD 49,689	CAD 65,736	Goldman Sachs & Co.	09/29/23	(1)
USD 218,100	CAD 288,547	Goldman Sachs & Co.	09/29/23	59
USD 7,413,876	EUR 6,763,498	JPMorgan Chase Bank N.A.	09/29/23	831
USD 3,822,893	EUR 3,484,042	Morgan Stanley	09/29/23	4,253
USD 15,199	SEK 164,487	UBS AG	09/29/23	(117)
USD 15,574	SEK 167,424	UBS AG	09/29/23	(15)
USD 400,304	SEK 4,270,776	UBS AG	09/29/23	2,634
				$10,945
Currency Abbreviations
CAD  –  Canadian Dollar
EUR  –  EU Euro
GBP  –  British Pound
SEK  –  Swedish Krona
USD  –  United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$12,437
Total Asset Derivatives		$12,437
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,492
Total Liability Derivatives		$1,492
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(219,777)
Total	$(219,777)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$101,080
Total	$101,080
See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap	PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $316,909,010.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$24,505,157
Gross Unrealized Depreciation	(28,201,192)
Net Unrealized Depreciation	$(3,696,035)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.0%
	Communication Services: 6.3%
510,000	Iridium Communications, Inc.	$31,681,200	6.3

	Consumer Discretionary: 20.5%
75,000 (1)	Bright Horizons Family Solutions, Inc.	6,933,750	1.4
282,000	Choice Hotels International, Inc.	33,140,640	6.6
335,000 (1)	Figs, Inc.	2,770,450	0.5
135,000	Krispy Kreme, Inc.	1,988,550	0.4
84,500	Marriott Vacations Worldwide Corp.	10,369,840	2.1
305,682 (1)	Penn Entertainment, Inc.	7,345,539	1.4
85,000	Red Rock Resorts, Inc.	3,976,300	0.8
146,000	Vail Resorts, Inc.	36,756,960	7.3
		103,282,029	20.5
	Financials: 35.8%
394,000 (1)	Arch Capital Group Ltd.	29,490,900	5.9
113,500	Carlyle Group, Inc./The	3,626,325	0.7
131,500	Cohen & Steers, Inc.	7,625,685	1.5
35,400	Essent Group Ltd.	1,656,720	0.3
76,000	Factset Research Systems, Inc.	30,449,400	6.1
30,325	Houlihan Lokey, Inc.	2,981,251	0.6
70,000	Kinsale Capital Group, Inc.	26,194,000	5.2
22,065	Moelis & Co.	1,000,427	0.2
46,687	Morningstar, Inc.	9,153,920	1.8
102,000	MSCI, Inc. - Class A	47,867,580	9.5
102,000	Primerica, Inc.	20,171,520	4.0
		180,217,728	35.8
	Health Care: 10.7%
176,000	Bio-Techne Corp.	14,366,880	2.9
36,055 (1)	Idexx Laboratories, Inc.	18,107,902	3.6
5,195 (1)	Mettler Toledo International, Inc.	6,813,970	1.3
83,100 (1)	Neogen Corp.	1,807,425	0.4
32,500	West Pharmaceutical Services, Inc.	12,430,275	2.5
		53,526,452	10.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 1.3%
4,129,898 (1)(2)(3)	Northvolt AB - Series E	$1,209,759	0.2
80,000 (1)	Trex Co., Inc.	5,244,800	1.1
		6,454,559	1.3
	Information Technology: 14.1%
53,870 (1)	Altair Engineering, Inc.	4,085,501	0.8
68,000 (1)	ANSYS, Inc.	22,458,360	4.5
17,500 (1)	Clearwater Analytics Holdings, Inc.	277,725	0.0
102,500 (1)	Gartner, Inc.	35,906,775	7.1
92,600 (1)	Guidewire Software, Inc.	7,045,008	1.4
4,500	Littelfuse, Inc.	1,310,895	0.3
		71,084,264	14.1
	Real Estate: 11.3%
64,824	Alexandria Real Estate Equities, Inc.	7,356,876	1.5
336,000 (1)	CoStar Group, Inc.	29,904,000	5.9
241,452	Douglas Emmett, Inc.	3,035,051	0.6
337,000	Gaming and Leisure Properties, Inc.	16,331,020	3.3
		56,626,947	11.3
	Total Common Stock (Cost $95,459,601)	502,873,179	100.0
	Liabilities in Excess of Other Assets	(35,932)	—
	Net Assets	$502,837,247	100.0

(1)
Non-income producing security.

(2)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $1,209,759 or 0.2% of net assets. Please refer to the table below for additional details.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$31,681,200	$—	$—	$31,681,200
Consumer Discretionary	103,282,029	—	—	103,282,029
Financials	180,217,728	—	—	180,217,728
Health Care	53,526,452	—	—	53,526,452
Industrials	5,244,800	—	1,209,759	6,454,559
Information Technology	71,084,264	—	—	71,084,264
Real Estate	56,626,947	—	—	56,626,947
Total Common Stock	501,663,420	—	1,209,759	502,873,179
Total Investments, at fair value	$501,663,420	$—	$1,209,759	$502,873,179

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, VY® Baron Growth Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$1,209,759
		$651,737	$1,209,759
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $97,899,383.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$406,214,652
Gross Unrealized Depreciation	(1,240,856)
Net Unrealized Appreciation	$404,973,796
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Contrarian Core Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 12.9%
10,299 (1)	Alphabet, Inc. - Class A	$1,232,790	2.2
9,779 (1)	Alphabet, Inc. - Class C	1,182,966	2.1
10,150	Comcast Corp. - Class A	421,732	0.8
17,727 (1)	Endeavor Group Holdings, Inc.	424,030	0.8
6,970 (1)	Match Group, Inc.	291,694	0.5
4,529 (1)	Meta Platforms, Inc.	1,299,732	2.4
11,231 (1)	Pinterest, Inc.	307,056	0.6
5,743 (1)	Take-Two Interactive Software, Inc.	845,140	1.5
4,113 (1)	T-Mobile US, Inc.	571,296	1.0
3,081 (1)	Walt Disney Co.	275,072	0.5
11,756 (1)	ZoomInfo Technologies, Inc.	298,485	0.5
		7,149,993	12.9
	Consumer Discretionary: 6.8%
16,696 (1)	Amazon.com, Inc.	2,176,491	3.9
1,120	Lowe’s Cos, Inc.	252,784	0.4
849	McDonald’s Corp.	253,350	0.5
7,253	Tapestry, Inc.	310,428	0.6
3,030 (1)	Tesla, Inc.	793,163	1.4
		3,786,216	6.8
	Consumer Staples: 6.1%
23,570 (1)	Coty, Inc - Class A	289,675	0.5
7,697 (1)	Kenvue, Inc.	203,355	0.4
11,336	Mondelez International, Inc.	826,848	1.5
5,638	Procter & Gamble Co.	855,510	1.5
3,797	Sysco Corp.	281,738	0.5
5,868	Walmart, Inc.	922,332	1.7
		3,379,458	6.1
	Energy: 3.4%
9,955	Canadian Natural Resources Ltd.	560,068	1.0
6,287	Chevron Corp.	989,259	1.8
2,924	EOG Resources, Inc.	334,623	0.6
		1,883,950	3.4
	Financials: 12.4%
1,575	American Express Co.	274,365	0.5
1,361	Aon PLC	469,817	0.8
10,874	Bank of America Corp.	311,975	0.6
4,312 (1)	Berkshire Hathaway, Inc. - Class B	1,470,392	2.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,122	BlackRock, Inc.	$775,459	1.4
4,803	JPMorgan Chase & Co.	698,548	1.3
2,269	Mastercard, Inc. - Class A	892,398	1.6
499	MSCI, Inc. - Class A	234,176	0.4
1,211	S&P Global, Inc.	485,478	0.9
3,867	Visa, Inc. - Class A	918,335	1.7
7,635	Wells Fargo & Co.	325,862	0.6
		6,856,805	12.4
	Health Care: 14.8%
4,004	Abbott Laboratories	436,516	0.8
4,712	AbbVie, Inc.	634,848	1.2
2,828 (1)	BioMarin Pharmaceutical, Inc.	245,131	0.4
8,971 (1)	Boston Scientific Corp.	485,241	0.9
1,149	Danaher Corp.	275,760	0.5
2,123	Elevance Health, Inc.	943,228	1.7
3,000	Eli Lilly & Co.	1,406,940	2.5
3,116	GE HealthCare Technologies, Inc.	253,144	0.5
1,528 (1)	IQVIA Holdings, Inc.	343,448	0.6
6,810	Johnson & Johnson	1,127,191	2.0
9,639	Medtronic PLC	849,196	1.5
1,075	Thermo Fisher Scientific, Inc.	560,881	1.0
1,870 (1)	Vertex Pharmaceuticals, Inc.	658,072	1.2
		8,219,596	14.8
	Industrials: 8.7%
4,900	Emerson Electric Co.	442,911	0.8
5,799	General Electric Co.	637,020	1.1
1,796	Honeywell International, Inc.	372,670	0.7
2,073	Parker Hannifin Corp.	808,553	1.4
10,131	Raytheon Technologies Corp.	992,433	1.8
18,885 (1)	Uber Technologies, Inc.	815,265	1.5
3,780	Union Pacific Corp.	773,464	1.4
		4,842,316	8.7
	Information Technology: 28.8%
1,798	Accenture PLC	554,827	1.0
1,526 (1)	Adobe, Inc.	746,199	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Contrarian Core Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,727 (1)	Advanced Micro Devices, Inc.	$310,633	0.6
19,130	Apple, Inc.	3,710,646	6.7
2,343	Entegris, Inc.	259,651	0.5
4,536	International Business Machines Corp.	606,962	1.1
2,017	Intuit, Inc.	924,169	1.7
1,111	Lam Research Corp.	714,217	1.3
4,501	Marvell Technology, Inc.	269,070	0.5
12,207	Microsoft Corp.	4,156,972	7.5
4,532	Nvidia Corp.	1,917,127	3.4
1,408 (1)	Palo Alto Networks, Inc.	359,758	0.6
3,495	Qualcomm, Inc.	416,045	0.7
5,394	TE Connectivity Ltd.	756,023	1.4
946 (1)	Zebra Technologies Corp.	279,855	0.5
		15,982,154	28.8
	Materials: 1.7%
132 (1)	Avery Dennison Corp.	22,647	0.0
1,915	Corteva, Inc.	109,729	0.2
4,607	Newmont Corp.	196,535	0.4
2,335	Sherwin-Williams Co.	619,989	1.1
		948,900	1.7
	Real Estate: 1.2%
3,525	American Tower Corp.	683,638	1.2

	Utilities: 1.6%
4,731	American Electric Power Co., Inc.	398,350	0.7
1,266	DTE Energy Co.	139,286	0.3
5,715	Public Service Enterprise Group, Inc.	357,816	0.6
		895,452	1.6
	Total Common Stock (Cost $45,755,051)	54,628,478	98.4
OTHER(2): —%
	Materials: —%
649,000 (3)(4)	SINO Forest Corp. (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $45,755,051)	54,628,478	98.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
1,321,549 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $1,321,549)	$1,321,549	2.4
	Total Short-Term Investments (Cost $1,321,549)	1,321,549	2.4
	Total Investments in Securities (Cost $47,076,600)	$55,950,027	100.8
	Liabilities in Excess of Other Assets	(451,254)	(0.8)
	Net Assets	$55,498,773	100.0

(1)
Non-income producing security.

(2)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Contrarian Core Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$54,628,478	$—	$—	$54,628,478
Other	—	—	—	—
Short-Term Investments	1,321,549	—	—	1,321,549
Total Investments, at fair value	$55,950,027	$—	$—	$55,950,027

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, VY® Columbia Contrarian Core Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$—	$—
		$—	$—
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $48,260,409.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,868,952
Gross Unrealized Depreciation	(2,179,334)
Net Unrealized Appreciation	$7,689,618
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.5%
	Communication Services: 2.1%
48,100 (1)	Integral Ad Science Holding Corp.	$864,838	0.5
8,900	Nexstar Media Group, Inc.	1,482,295	1.0
12,600 (1)	Ziff Davis, Inc.	882,756	0.6
		3,229,889	2.1
	Consumer Discretionary: 9.4%
39,500	American Eagle Outfitters, Inc.	466,100	0.3
31,100 (1)	Brinker International, Inc.	1,138,260	0.7
10,800	Foot Locker, Inc.	292,788	0.2
8,000	Group 1 Automotive, Inc.	2,064,800	1.4
24,156	Hibbett, Inc.	876,621	0.6
75,900	International Game Technology PLC	2,420,451	1.6
40,400	KB Home	2,089,084	1.4
24,000 (1)	Light & Wonder, Inc.	1,650,240	1.1
47,000	Macy’s, Inc.	754,350	0.5
21,020	Red Rock Resorts, Inc.	983,316	0.6
10,900	Signet Jewelers Ltd.	711,334	0.5
16,100 (1)	Taylor Morrison Home Corp.	785,197	0.5
		14,232,541	9.4
	Consumer Staples: 3.5%
27,300 (1)	BellRing Brands, Inc.	999,180	0.7
39,000 (1)	Chefs’ Warehouse Holdings, Inc.	1,394,640	0.9
36,800 (1)	Hostess Brands, Inc.	931,776	0.6
38,500 (1)	TreeHouse Foods, Inc.	1,939,630	1.3
		5,265,226	3.5
	Energy: 6.4%
6,700	Chord Energy Corp.	1,030,460	0.7
30,800	Civitas Resources, Inc.	2,136,596	1.4
68,800	Golar LNG Ltd.	1,387,696	0.9
13,200	Helmerich & Payne, Inc.	467,940	0.3
40,600	Murphy Oil Corp.	1,554,980	1.0
88,600	Permian Resources Corp.	971,056	0.7
291,100 (1)	Transocean Ltd.	2,040,611	1.4
		9,589,339	6.4
	Financials: 22.2%
40,100	Ameris Bancorp.	1,371,821	0.9
22,600	Amerisafe, Inc.	1,205,032	0.8
14,400	Argo Group International Holdings Ltd.	426,384	0.3
57,100	Atlantic Union Bankshares Corp.	1,481,745	1.0
49,800 (1)	AvidXchange Holdings, Inc.	516,924	0.3
38,900 (1)	Axos Financial, Inc.	1,534,216	1.0
63,700 (1)	Bancorp, Inc.	2,079,805	1.4
44,000	Blackstone Mortgage Trust, Inc.	915,640	0.6
42,800	Cathay General Bancorp.	1,377,732	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
25,500	Community Bank System, Inc.	$1,195,440	0.8
43,900	Hancock Whitney Corp.	1,684,882	1.1
41,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,030,000	0.7
19,400	Houlihan Lokey, Inc.	1,907,214	1.3
18,800	Independent Bank Corp.	836,788	0.5
112,279	MGIC Investment Corp.	1,772,886	1.2
169,800	New York Community Bancorp., Inc.	1,908,552	1.3
66,700	Radian Group, Inc.	1,686,176	1.1
45,500	Renasant Corp.	1,188,915	0.8
72,200	SLM Corp.	1,178,304	0.8
20,300	SouthState Corp.	1,335,740	0.9
47,300	Starwood Property Trust, Inc.	917,620	0.6
21,100	Stifel Financial Corp.	1,259,037	0.8
16,300 (1)	Triumph Financial, Inc.	989,736	0.7
19,400	UMB Financial Corp.	1,181,460	0.8
27,500	Western Alliance Bancorp.	1,002,925	0.7
37,249	WSFS Financial Corp.	1,405,032	0.9
		33,390,006	22.2
	Health Care: 4.7%
25,500 (1)	89bio, Inc.	483,225	0.3
16,800 (1)	Agios Pharmaceuticals, Inc.	475,776	0.3
16,900 (1)	Haemonetics Corp.	1,438,866	0.9
11,600 (1)	Ideaya Biosciences, Inc.	272,600	0.2
5,600 (1)	Immunocore Holdings PLC ADR	335,776	0.2
19,400 (1)	Insmed, Inc.	409,340	0.3
15,700 (1)	Merit Medical Systems, Inc.	1,313,148	0.9
19,300 (1)	Prestige Consumer Healthcare, Inc.	1,146,999	0.8
12,700 (1)	Sage Therapeutics, Inc.	597,154	0.4
23,100 (1)	Varex Imaging Corp.	544,467	0.4
		7,017,351	4.7
	Industrials: 20.1%
40,900	ABM Industries, Inc.	1,744,385	1.2
162,000 (1)	Alight, Inc.	1,496,880	1.0
87,400 (1)	API Group Corp.	2,382,524	1.6
12,900	ArcBest Corp.	1,274,520	0.8
22,400 (1)	Beacon Roofing Supply, Inc.	1,858,752	1.2
53,800 (1)	Bloom Energy Corp.	879,630	0.6
61,500 (1)	Core & Main, Inc.	1,927,410	1.3
8,000	EMCOR Group, Inc.	1,478,240	1.0
47,400	FTAI Aviation Ltd.	1,500,684	1.0
59,500	Heartland Express, Inc.	976,395	0.6
14,900	Herc Holdings, Inc.	2,039,065	1.4
20,000	Hillenbrand, Inc.	1,025,600	0.7
16,700	ICF International, Inc.	2,077,313	1.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
62,600 (1)	JELD-WEN Holding, Inc.	$1,098,004	0.7
126,200 (1)	JetBlue Airways Corp.	1,118,132	0.7
22,700	KBR, Inc.	1,476,862	1.0
18,697	Moog, Inc.	2,027,316	1.3
27,200 (1)	Parsons Corp.	1,309,408	0.9
16,100	Science Applications International Corp.	1,810,928	1.2
41,100	Star Bulk Carriers Corp.	727,470	0.5
		30,229,518	20.1
	Information Technology: 8.0%
41,700 (1)	Cerence, Inc.	1,218,891	0.8
19,100 (1)	Coherent Corp.	973,718	0.6
14,400 (1)	Diodes, Inc.	1,331,856	0.9
54,100 (1)	Extreme Networks, Inc.	1,409,305	0.9
48,100 (1)	Knowles Corp.	868,686	0.6
24,600 (1)	Maxeon Solar Technologies Ltd.	692,736	0.5
17,500	Progress Software Corp.	1,016,750	0.7
16,800 (1)	Rambus, Inc.	1,078,056	0.7
41,600 (1)	SMART Global Holdings, Inc.	1,206,816	0.8
20,400 (1)	Ultra Clean Holdings, Inc.	784,584	0.5
51,100	Vishay Intertechnology, Inc.	1,502,340	1.0
		12,083,738	8.0
	Materials: 6.8%
18,500 (1)	ATI, Inc.	818,255	0.5
36,300	Avient Corp.	1,484,670	1.0
18,000	Cabot Corp.	1,204,020	0.8
45,500 (1)	Constellium SE	782,600	0.5
10,100	HB Fuller Co.	722,251	0.5
15,300	Materion Corp.	1,747,260	1.2
88,300 (1)	O-I Glass, Inc.	1,883,439	1.3
35,600	Ryerson Holding Corp.	1,544,328	1.0
		10,186,823	6.8
	Real Estate: 8.2%
85,700	Apple Hospitality REIT, Inc.	1,294,927	0.9
2,449	Centerspace	150,270	0.1
41,600	DigitalBridge Group, Inc.	611,936	0.4
25,800	First Industrial Realty Trust, Inc.	1,358,112	0.9
93,100	Kite Realty Group Trust	2,079,854	1.4
41,200	NETSTREIT Corp.	736,244	0.5
43,600	Rayonier, Inc.	1,369,040	0.9
17,600	SL Green Realty Corp.	528,880	0.3
37,100	STAG Industrial, Inc.	1,331,148	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
99,600	Tanger Factory Outlet Centers, Inc.	$2,198,172	1.4
12,900	Terreno Realty Corp.	775,290	0.5
		12,433,873	8.2
	Utilities: 4.1%
34,600	Clearway Energy, Inc. - Class C	988,176	0.6
34,300	New Jersey Resources Corp.	1,618,960	1.1
23,300	ONE Gas, Inc.	1,789,673	1.2
38,800	Portland General Electric Co.	1,817,004	1.2
		6,213,813	4.1
	Total Common Stock (Cost $122,169,960)	143,872,117	95.5
EXCHANGE-TRADED FUNDS: 1.9%
34,800	SPDR S&P Biotech ETF	2,895,360	1.9
	Total Exchange-Traded Funds (Cost $2,899,635)	2,895,360	1.9
	Total Long-Term Investments (Cost $125,069,595)	146,767,477	97.4

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
3,451,667 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $3,451,667)	3,451,667	2.3
	Total Short-Term Investments
	(Cost $3,451,667)	3,451,667	2.3
	Total Investments in Securities (Cost $128,521,262)	$150,219,144	99.7
	Assets in Excess of Other Liabilities	406,138	0.3
	Net Assets	$150,625,282	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$143,872,117	$—	$—	$143,872,117
Exchange-Traded Funds	2,895,360	—	—	2,895,360
Short-Term Investments	3,451,667	—	—	3,451,667
Total Investments, at fair value	$150,219,144	$—	$—	$150,219,144

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $128,640,937.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,913,183
Gross Unrealized Depreciation	(5,334,976)
Net Unrealized Appreciation	$21,578,207
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 7.8%
31,272 (1)	Alphabet, Inc. - Class A	$3,743,258	1.5
82,546	Comcast Corp. – Class A	3,429,786	1.4
26,373 (1)	Meta Platforms, Inc.	7,568,524	3.0
22,198 (1)	T-Mobile US, Inc.	3,083,302	1.2
8,410 (1)	Walt Disney Co.	750,845	0.3
90,031 (1)	Warner Bros Discovery, Inc.	1,128,989	0.4
		19,704,704	7.8
	Consumer Discretionary: 5.2%
530 (1)	Booking Holdings, Inc.	1,431,175	0.6
38,715	eBay, Inc.	1,730,173	0.7
108,388	General Motors Co.	4,179,441	1.7
54,143 (1)	Las Vegas Sands Corp.	3,140,294	1.2
18,148	Ralph Lauren Corp.	2,237,648	0.9
2,750	Ross Stores, Inc.	308,358	0.1
		13,027,089	5.2
	Consumer Staples: 9.0%
25,631	Coca-Cola Co.	1,543,499	0.6
541,972	Haleon PLC	2,224,512	0.9
75,817	Keurig Dr Pepper, Inc.	2,370,798	0.9
25,676	Kimberly-Clark Corp.	3,544,828	1.4
80,972	Kraft Heinz Co.	2,874,506	1.1
69,787	Philip Morris International, Inc.	6,812,607	2.7
34,221	Sysco Corp.	2,539,198	1.0
17,005	Tyson Foods, Inc.	867,935	0.4
		22,777,883	9.0
	Energy: 9.9%
5,775	Cheniere Energy, Inc.	879,879	0.3
37,896	Chevron Corp.	5,962,936	2.4
33,940	ConocoPhillips	3,516,524	1.4
19,271	Devon Energy Corp.	931,560	0.4
23,531	Exxon Mobil Corp.	2,523,700	1.0
18,019	Hess Corp.	2,449,683	1.0
105,759	Marathon Oil Corp.	2,434,572	1.0
10,280	Pioneer Natural Resources Co.	2,129,810	0.8
139,153	Suncor Energy, Inc.	4,079,966	1.6
		24,908,630	9.9
	Financials: 18.3%
18,230	Allstate Corp.	1,987,799	0.8
97,815	American International Group, Inc.	5,628,275	2.2
194,288	Bank of America Corp.	5,574,123	2.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
67,068	Citigroup, Inc.	$3,087,811	1.2
77,563	Citizens Financial Group, Inc.	2,022,843	0.8
100,441	Fifth Third Bancorp	2,632,559	1.1
9,549	Goldman Sachs Group, Inc.	3,079,934	1.2
237,621	Huntington Bancshares, Inc.	2,561,554	1.0
23,095	JPMorgan Chase & Co.	3,358,937	1.3
17,496	M&T Bank Corp.	2,165,305	0.9
37,918	Metlife, Inc.	2,143,505	0.9
16,138	Morgan Stanley	1,378,185	0.6
59,113	State Street Corp.	4,325,889	1.7
144,184	Wells Fargo & Co.	6,153,773	2.4
		46,100,492	18.3
	Health Care: 17.5%
2,225	AbbVie, Inc.	299,774	0.1
30,858	Baxter International, Inc.	1,405,890	0.6
11,641	Becton Dickinson & Co.	3,073,340	1.2
38,059	Bristol-Myers Squibb Co.	2,433,873	1.0
59,461	CVS Health Corp.	4,110,539	1.6
28,930	Dentsply Sirona, Inc.	1,157,779	0.5
11,741	Elevance Health, Inc.	5,216,409	2.1
37,528 (1)	Henry Schein, Inc.	3,043,521	1.2
4,492	Humana, Inc.	2,008,508	0.8
24,265	Johnson & Johnson	4,016,343	1.6
5,363	McKesson Corp.	2,291,664	0.9
32,550	Medtronic PLC	2,867,655	1.1
38,541	Merck & Co., Inc.	4,447,246	1.8
85,805	Sanofi ADR	4,624,889	1.8
18,688	Universal Health Services, Inc.	2,948,406	1.2
		43,945,836	17.5
	Industrials: 14.0%
19,542	Caterpillar, Inc.	4,808,309	1.9
25,080	Eaton Corp. PLC	5,043,588	2.0
43,477	Emerson Electric Co.	3,929,886	1.6
24,106	FedEx Corp.	5,975,877	2.4
32,782	General Electric Co.	3,601,103	1.4
79,111	Johnson Controls International plc	5,390,623	2.2
34,003	Textron, Inc.	2,299,623	0.9
37,668	Westinghouse Air Brake Technologies Corp.	4,131,050	1.6
		35,180,059	14.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 13.0%
105,254	Cisco Systems, Inc.	$5,445,842	2.2
59,383	Cognizant Technology Solutions Corp.	3,876,522	1.5
116,961 (1)	DXC Technology Co.	3,125,198	1.2
20,443 (1)	F5, Inc.	2,989,993	1.2
86,206	Intel Corp.	2,882,729	1.1
17,653	Microsoft Corp.	6,011,553	2.4
23,937	NXP Semiconductor NV - NXPI - US	4,899,425	2.0
30,400	Qualcomm, Inc.	3,618,816	1.4
		32,850,078	13.0
	Materials: 2.5%
43,508	CF Industries Holdings, Inc.	3,020,325	1.2
100,826	International Paper Co.	3,207,275	1.3
		6,227,600	2.5
	Utilities: 1.4%
67,068	Dominion Energy, Inc.	3,473,452	1.4
	Total Common Stock (Cost $211,201,047)	248,195,823	98.6
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
4,025,357 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $4,025,357)	4,025,357	1.6
	Total Short-Term Investments (Cost $4,025,357)	4,025,357	1.6
	Total Investments in Securities (Cost $215,226,404)	$252,221,180	100.2
	Liabilities in Excess of Other Assets	(497,084)	(0.2)
	Net Assets	$251,724,096	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

Geographic Diversification as of June 30, 2023 (as a percentage of net assets)

United States	91.2%
Netherlands	2.0%
France	1.8%
Canada	1.6%
Ireland	1.1%
United Kingdom	0.9%
Assets in Excess of Other Liabilities,*	1.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,704,704	$—	$—	$19,704,704
Consumer Discretionary	13,027,089	—	—	13,027,089
Consumer Staples	20,553,371	2,224,512	—	22,777,883
Energy	24,908,630	—	—	24,908,630
Financials	46,100,492	—	—	46,100,492
Health Care	43,945,836	—	—	43,945,836
Industrials	35,180,059	—	—	35,180,059
Information Technology	32,850,078	—	—	32,850,078
Materials	6,227,600	—	—	6,227,600
Utilities	3,473,452	—	—	3,473,452
Total Common Stock	245,971,311	2,224,512	—	248,195,823
Short-Term Investments	4,025,357	—	—	4,025,357
Total Investments, at fair value	$249,996,668	$2,224,512	$—	$252,221,180
Other Financial Instruments+
Forward Foreign Currency Contracts	—	23,627	—	23,627
Total Assets	$249,996,668	$2,248,139	$—	$252,244,807
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(120,112)	$—	$(120,112)
Total Liabilities	$—	$(120,112)	$—	$(120,112)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 67,049	USD 51,014	Barclays Bank PLC	07/07/23	$(399)
GBP 869,459	USD 1,095,830	CIBC World Markets Corp.	07/07/23	8,411
USD 1,100,994	GBP 886,666	CIBC World Markets Corp.	07/07/23	(25,101)
USD 1,096,032	GBP 869,459	CIBC World Markets Corp.	07/31/23	(8,423)
EUR 2,073,677	USD 2,255,846	Deutsche Bank AG	07/07/23	7,322
CAD 83,509	USD 63,466	Deutsche Bank AG	07/07/23	(426)
CAD 69,205	USD 52,024	Deutsche Bank AG	07/07/23	219
USD 38,634	EUR 36,095	Deutsche Bank AG	07/07/23	(759)
USD 49,331	EUR 45,326	Deutsche Bank AG	07/31/23	(201)
USD 2,258,533	EUR 2,073,677	Deutsche Bank AG	07/31/23	(7,563)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,037,873	CAD 2,731,697	Goldman Sachs International	07/07/23	(24,276)
EUR 57,059	USD 62,438	Goldman Sachs International	07/07/23	(165)
EUR 52,638	USD 56,646	Goldman Sachs International	07/07/23	802
USD 2,521,120	EUR 2,354,092	RBC Capital Markets Corp.	07/07/23	(48,088)
GBP 25,337	USD 31,706	RBC Capital Markets Corp.	07/07/23	473
EUR 132,465	USD 142,981	RBC Capital Markets Corp.	07/07/23	1,588
USD 10,092	GBP 8,130	RBC Capital Markets Corp.	07/07/23	(233)
EUR 74,348	USD 80,378	RBC Capital Markets Corp.	07/07/23	764
USD 44,684	CAD 58,906	RBC Capital Markets Corp.	07/07/23	216
USD 66,329	CAD 88,522	RBC Capital Markets Corp.	07/07/23	(496)
CAD 2,659,362	USD 2,003,712	RBC Capital Markets Corp.	07/07/23	3,832
USD 2,004,350	CAD 2,659,362	RBC Capital Markets Corp.	07/31/23	(3,982)
				$(96,485)

Currency Abbreviations
CAD – Canadian Dollar
EUR – EU Euro
GBP – British Pound
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$23,627
Total Asset Derivatives		$23,627
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$120,112
Total Liability Derivatives		$120,112
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(56,776)
Total	$(56,776)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(69,868)
Total	$(69,868)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Barclays Bank PLC	CIBC World Markets Corp.	Deutsche Bank AG	Goldman Sachs International	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$—	$8,411	$7,541	$802	$6,873	$23,627
Total Assets	$—	$8,411	$7,541	$802	$6,873	$23,627
Liabilities:
Forward foreign currency contracts	$399	$33,524	$8,949	$24,441	$52,799	$120,112
Total Liabilities	$399	$33,524	$8,949	$24,441	$52,799	$120,112
Net OTC derivative instruments by counterparty, at fair value	$(399)	$(25,113)	$(1,408)	$(23,639)	$(45,926)	(96,485)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(399)	$(25,113)	$(1,408)	$(23,639)	$(45,926)	$(96,485)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $220,980,104.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,300,599
Gross Unrealized Depreciation	(15,155,505)
Net Unrealized Appreciation	$31,145,094
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 63.1%
	Communication Services: 4.9%
32,490 (1)	Alphabet, Inc. - Class A	$3,889,053	0.4
20,331 (1)	Charter Communications, Inc.	7,468,999	0.7
235,583	Comcast Corp. - Class A	9,788,474	0.9
37,070 (1)	Meta Platforms, Inc.	10,638,348	1.0
79,524 (1)	T-Mobile US, Inc.	11,045,884	1.1
90,907 (1)	Walt Disney Co.	8,116,177	0.8
		50,946,935	4.9
	Consumer Discretionary: 3.9%
85,732 (1)	Amazon.com, Inc.	11,176,023	1.1
330,557	General Motors Co.	12,746,278	1.2
138,138 (1)	Las Vegas Sands Corp.	8,012,004	0.8
101,549	TJX Cos., Inc.	8,610,340	0.8
		40,544,645	3.9
	Consumer Staples: 4.3%
199,675	Diageo PLC	8,584,246	0.8
181,889	Kraft Heinz Co.	6,457,060	0.6
130,908	Philip Morris International, Inc.	12,779,239	1.3
108,901	Sysco Corp.	8,080,454	0.8
191,235 (1)	US Foods Holding Corp.	8,414,340	0.8
		44,315,339	4.3
	Energy: 6.0%
57,856	Chevron Corp.	9,103,641	0.9
171,307	ConocoPhillips	17,749,118	1.7
105,071	Devon Energy Corp.	5,079,132	0.5
147,771	Exxon Mobil Corp.	15,848,440	1.5
60,615	Phillips 66	5,781,459	0.6
41,116	Pioneer Natural Resources Co.	8,518,413	0.8
		62,080,203	6.0
	Financials: 12.6%
42,130	American Express Co.	7,339,046	0.7
242,198	American International Group, Inc.	13,936,073	1.4
595,792	Bank of America Corp.	17,093,272	1.7
116,465	Charles Schwab Corp.	6,601,236	0.6
333,593	Citizens Financial Group, Inc.	8,700,105	0.8
71,712 (1)	Fiserv, Inc.	9,046,469	0.9
32,727	Goldman Sachs Group, Inc.	10,555,767	1.0
159,183	KKR & Co., Inc.	8,914,248	0.9
76,106 (1)	PayPal Holdings, Inc.	5,078,553	0.5
59,465	PNC Financial Services Group, Inc.	7,489,617	0.7
578,442	Wells Fargo & Co.	24,687,905	2.4
43,466	Willis Towers Watson PLC	10,236,243	1.0
		129,678,534	12.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 11.4%
181,494	Bristol-Myers Squibb Co.	$11,606,541	1.1
124,169 (1)	Centene Corp.	8,375,199	0.8
38,048	Cigna Corp.	10,676,269	1.0
68,726	CVS Health Corp.	4,751,029	0.4
9,687	Elevance Health, Inc.	4,303,837	0.4
59,537	GE HealthCare Technologies, Inc.	4,836,786	0.5
264,218	GSK PLC	4,682,629	0.5
82,565	Johnson & Johnson	13,666,159	1.3
11,559	McKesson Corp.	4,939,276	0.5
127,442	Medtronic PLC	11,227,640	1.1
112,949	Merck & Co., Inc.	13,033,185	1.3
128,082	Sanofi	13,788,803	1.3
32,773	Universal Health Services, Inc.	5,170,596	0.5
47,578	Zimmer Biomet Holdings, Inc.	6,927,357	0.7
		117,985,306	11.4
	Industrials: 7.7%
307,234	CSX Corp.	10,476,679	1.0
69,165	Emerson Electric Co.	6,251,824	0.6
78,235	Ferguson PLC	12,307,148	1.2
206,353	Johnson Controls International plc	14,060,894	1.4
32,545	Parker Hannifin Corp.	12,693,852	1.2
103,109	Raytheon Technologies Corp.	10,100,558	1.0
63,145	Stanley Black & Decker, Inc.	5,917,318	0.6
107,154	Textron, Inc.	7,246,825	0.7
		79,055,098	7.7
	Information Technology: 7.3%
230,883	Cisco Systems, Inc.	11,945,886	1.2
116,739	Cognizant Technology Solutions Corp.	7,620,722	0.7
198,540	Intel Corp.	6,639,178	0.6
13,772	Lam Research Corp.	8,853,468	0.9
86,580	Micron Technology, Inc.	5,464,064	0.5
37,400	NXP Semiconductor NV - NXPI - US	7,655,032	0.7
61,167	Oracle Corp.	7,284,378	0.7
31,339 (1)	Salesforce, Inc.	6,620,677	0.6
64,867 (1)	Splunk, Inc.	6,881,740	0.7
47,897	TE Connectivity Ltd.	6,713,243	0.7
		75,678,388	7.3
	Materials: 1.7%
308,956	Barrick Gold Corp.	5,230,625	0.5
112,197	Corteva, Inc.	6,428,888	0.6
84,072	DuPont de Nemours, Inc.	6,006,104	0.6
		17,665,617	1.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.7%
221,903 (1)	CBRE Group, Inc.	$17,909,791	1.7

	Utilities: 1.6%
71,311	American Electric Power Co., Inc.	6,004,386	0.6
128,150	Exelon Corp.	5,220,831	0.5
138,448	FirstEnergy Corp.	5,382,859	0.5
		16,608,076	1.6
	Total Common Stock (Cost $553,824,407)	652,467,932	63.1
PREFERRED STOCK: 1.0%
	Energy: 0.6%
140,612 (1)(2)	El Paso Energy Capital Trust I	6,531,428	0.6

	Financials: 0.4%
75,900 (1)(3)	AMG Capital Trust II	3,847,371	0.4
	Total Preferred Stock (Cost $10,747,296)	10,378,799	1.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.3%
	Basic Materials: 0.1%
195,000	International Paper Co., 6.000%, 11/15/2041	200,165	0.0
441,000 (4)	LYB Finance Co. BV, 8.100%, 03/15/2027	476,436	0.1
150,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	165,648	0.0
211,000	Sherwin-Williams Co/The, 4.500%, 06/01/2047	184,913	0.0
		1,027,162	0.1
	Communications: 1.4%
1,602,000	Amazon.com, Inc., 2.875%, 05/12/2041	1,236,778	0.1
455,000	America Movil SAB de CV, 4.375%, 07/16/2042	399,868	0.0
125,000	AT&T, Inc., 3.500%, 09/15/2053	88,578	0.0
334,000	AT&T, Inc., 3.550%, 09/15/2055	234,067	0.0
533,000	AT&T, Inc., 4.300%, 02/15/2030	506,190	0.1
559,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	548,349	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
171,000	Comcast Corp., 2.887%, 11/01/2051	$114,745	0.0
283,000	Comcast Corp., 2.937%, 11/01/2056	184,496	0.0
1,119,000	Comcast Corp., 3.150%, 03/01/2026	1,072,237	0.1
910,000	Comcast Corp., 3.900%, 03/01/2038	791,502	0.1
1,055,000	Comcast Corp., 4.150%, 10/15/2028	1,022,706	0.1
188,000 (4)	Cox Communications, Inc., 2.950%, 10/01/2050	118,311	0.0
373,000 (3)	Discovery Communications LLC, 4.900%, 03/11/2026	365,633	0.0
1,307,000	Meta Platforms, Inc., 5.600%, 05/15/2053	1,343,280	0.1
559,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	537,129	0.1
373,000	Paramount Global, 4.000%, 01/15/2026	355,176	0.0
910,000	Rogers Communications, Inc., 4.300%, 02/15/2048	710,082	0.1
415,000	Rogers Communications, Inc., 4.500%, 03/15/2043	345,015	0.0
390,000	Telefonica Emisiones SAU, 4.665%, 03/06/2038	330,447	0.0
860,000	Telefonica Emisiones SAU, 5.213%, 03/08/2047	748,633	0.1
1,025,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	847,335	0.1
714,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	510,262	0.1
373,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	356,464	0.0
1,305,000	Verizon Communications, Inc., 3.376%, 02/15/2025	1,261,100	0.1
539,000	Verizon Communications, Inc., 3.400%, 03/22/2041	416,332	0.1
		14,444,715	1.4
	Consumer, Cyclical: 0.9%
416,521	American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	375,071	0.0
1,705,000	Dollar General Corp., 4.250%, 09/20/2024	1,672,736	0.2
563,000	General Motors Co., 6.600%, 04/01/2036	578,578	0.1
713,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	702,481	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
546,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	$484,127	0.0
473,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	386,378	0.0
740,000	Starbucks Corp., 3.550%, 08/15/2029	690,377	0.1
203,125	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	199,712	0.0
513,822	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	483,041	0.0
470,599	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	425,222	0.0
737,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	655,067	0.1
1,640,000	Warnermedia Holdings, Inc., 3.788%, 03/15/2025	1,582,019	0.1
796,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	671,363	0.1
989,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	805,947	0.1
		9,712,119	0.9
	Consumer, Non-cyclical: 1.6%
1,299,000	AbbVie, Inc., 4.050%, 11/21/2039	1,131,639	0.1
1,137,000	AbbVie, Inc., 4.500%, 05/14/2035	1,080,906	0.1
185,000	AbbVie, Inc., 4.850%, 06/15/2044	172,568	0.0
1,273,000	Altria Group, Inc., 5.800%, 02/14/2039	1,247,532	0.1
1,475,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,435,674	0.2
216,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	206,633	0.0
498,000 (4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	472,657	0.1
218,000	Becton Dickinson & Co., 4.875%, 05/15/2044	193,171	0.0
654,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	596,887	0.1
107,000	Cigna Corp., 4.800%, 08/15/2038	101,118	0.0
620,000	CVS Health Corp., 3.375%, 08/12/2024	604,484	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
321,241	CVS Pass-Through Trust, 6.036%, 12/10/2028	$318,691	0.0
80,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	91,216	0.0
300,000	Haleon US Capital LLC, 4.000%, 03/24/2052	249,595	0.0
1,232,000 (4)	Heineken NV, 3.500%, 01/29/2028	1,173,075	0.1
2,395,000	Humana, Inc., 0.650%, 08/03/2023	2,386,105	0.2
240,000	Ingredion, Inc., 6.625%, 04/15/2037	247,510	0.0
619,000 (4)	Kenvue, Inc., 5.050%, 03/22/2053	632,396	0.1
423,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	367,183	0.0
92,000	Mead Johnson Nutrition Co., 4.125%, 11/15/2025	89,780	0.0
413,000	Medtronic, Inc., 4.375%, 03/15/2035	397,052	0.0
513,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	425,264	0.1
275,000	Philip Morris International, Inc., 3.600%, 11/15/2023	272,970	0.0
820,000	Philip Morris International, Inc., 4.875%, 11/15/2043	733,792	0.1
1,930,000	Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,825,867	0.2
155,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	130,153	0.0
79,000	Zoetis, Inc., 4.700%, 02/01/2043	73,570	0.0
		16,657,488	1.6
	Energy: 1.2%
927,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	633,766	0.1
612,000 (4)	Cameron LNG LLC, 3.701%, 01/15/2039	505,822	0.0
978,000	Chevron Corp., 2.954%, 05/16/2026	931,314	0.1
392,000	ConocoPhillips Co., 4.150%, 11/15/2034	357,870	0.0
387,000	Enbridge, Inc., 5.969%, 03/08/2026	387,670	0.0
182,000	Energy Transfer L.P., 4.200%, 09/15/2023	181,335	0.0
570,000	Energy Transfer L.P., 4.900%, 03/15/2035	523,332	0.0
723,000	Energy Transfer L.P., 5.000%, 05/15/2050	611,396	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
835,000	Energy Transfer L.P., 5.300%, 04/01/2044	$724,986	0.1
833,000	Enterprise Products Operating LLC, 4.250%, 02/15/2048	706,818	0.1
564,000	Exxon Mobil Corp., 2.709%, 03/06/2025	541,604	0.1
1,128,000	Exxon Mobil Corp., 3.043%, 03/01/2026	1,078,620	0.1
902,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	880,149	0.1
700,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	674,556	0.1
973,000	MPLX L.P., 4.500%, 04/15/2038	838,538	0.1
1,128,000	Shell International Finance BV, 3.250%, 05/11/2025	1,090,670	0.1
858,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	708,031	0.1
215,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	239,044	0.0
507,000	Valero Energy Corp., 4.000%, 06/01/2052	383,186	0.0
499,000	Williams Cos, Inc./The, 5.400%, 03/02/2026	497,889	0.0
		12,496,596	1.2
	Financial: 4.6%
391,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	297,362	0.0
231,000	Air Lease Corp., 3.000%, 09/15/2023	229,622	0.0
1,870,000	Air Lease Corp., 4.250%, 09/15/2024	1,826,132	0.2
885,000	Aircastle Ltd., 4.400%, 09/25/2023	880,560	0.1
410,000	Allstate Corp./The, 3.280%, 12/15/2026	386,239	0.0
393,000	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	379,545	0.0
2,380,000	American Express Co., 3.375%, 05/03/2024	2,334,327	0.2
543,000	American Express Co., 3.625%, 12/05/2024	527,670	0.1
831,000	American Tower Corp., 1.600%, 04/15/2026	745,700	0.1
440,000 (4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	430,272	0.0
285,000 (4)	Athene Global Funding, 2.750%, 06/25/2024	274,193	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,095,000 (4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	$1,045,677	0.1
834,000 (5)	Bank of America Corp., 2.572%, 10/20/2032	679,615	0.1
720,000	Bank of America Corp., 3.248%, 10/21/2027	671,310	0.1
725,000 (4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	714,436	0.1
1,281,000	BlackRock, Inc., 4.750%, 05/25/2033	1,259,758	0.1
1,760,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	1,115,808	0.1
765,000	Brookfield Corp., 4.000%, 01/15/2025	742,399	0.1
630,000 (5)	Citigroup, Inc., 3.668%, 07/24/2028	589,421	0.1
1,930,000	Citigroup, Inc., 4.000%, 08/05/2024	1,891,050	0.2
520,000	Citigroup, Inc., 4.750%, 05/18/2046	445,589	0.0
260,000	Citigroup, Inc., 5.300%, 05/06/2044	240,735	0.0
560,000	Citigroup, Inc., 6.675%, 09/13/2043	603,958	0.1
1,348,000	Crown Castle, Inc., 2.500%, 07/15/2031	1,108,468	0.1
60,000	Crown Castle, Inc., 4.750%, 05/15/2047	51,685	0.0
1,013,000	CubeSmart L.P., 2.500%, 02/15/2032	802,695	0.1
2,088,000 (4)	Delaware Life Global Funding, 2.662%, 06/29/2026	1,888,765	0.2
2,275,000	EPR Properties, 4.750%, 12/15/2026	2,072,444	0.2
346,000	Extra Space Storage L.P., 5.700%, 04/01/2028	345,977	0.0
820,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	790,609	0.1
307,000 (5)	Goldman Sachs Group, Inc./ The, 2.908%, 07/21/2042	217,099	0.0
755,000 (4)	Guardian Life Global Funding, 2.900%, 05/06/2024	737,096	0.1
1,790,000 (5)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,701,137	0.2
620,000 (4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	609,857	0.1
550,000	JPMorgan Chase & Co., 3.200%, 06/15/2026	524,397	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,270,000 (5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	$1,175,098	0.1
1,270,000 (5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,028,193	0.1
675,000 (5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	583,271	0.1
1,210,000	Kimco Realty OP LLC, 3.200%, 04/01/2032	1,004,041	0.1
443,000 (4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	383,893	0.0
1,059,000 (4)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	998,919	0.1
950,000 (4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	673,362	0.1
587,000	Lifestorage L.P./CA, 3.500%, 07/01/2026	551,849	0.1
285,000	Markel Corp., 5.000%, 03/30/2043	249,475	0.0
525,000	Markel Corp., 5.000%, 05/20/2049	471,390	0.0
2,360,000 (4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,329,117	0.2
1,040,000	Morgan Stanley, 4.000%, 07/23/2025	1,010,057	0.1
159,000	Nasdaq, Inc., 5.950%, 08/15/2053	162,913	0.0
1,000,000 (4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	849,748	0.1
590,000	PartnerRe Finance B LLC, 3.700%, 07/02/2029	541,631	0.1
755,000	PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	680,449	0.1
200,000	Regency Centers L.P., 2.950%, 09/15/2029	171,747	0.0
300,000	Regency Centers L.P., 4.650%, 03/15/2049	251,961	0.0
259,000	Reinsurance Group of America, Inc., 4.700%, 09/15/2023	258,379	0.0
805,000 (4)	Societe Generale SA, 5.000%, 01/17/2024	795,397	0.1
670,000	Synchrony Financial, 3.950%, 12/01/2027	584,444	0.1
445,000	Travelers Cos, Inc., 4.600%, 08/01/2043	404,558	0.0
585,000 (4)	UBS Group AG, 4.125%, 04/15/2026	558,275	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
410,000	US Bancorp, 3.100%, 04/27/2026	$383,369	0.0
965,000	Wells Fargo & Co., 3.550%, 09/29/2025	925,318	0.1
470,000	Wells Fargo & Co., 4.100%, 06/03/2026	451,127	0.0
300,000	Wells Fargo & Co., 4.650%, 11/04/2044	254,847	0.0
315,000	Willis North America, Inc., 3.600%, 05/15/2024	307,450	0.0
		47,201,885	4.6
	Industrial: 1.0%
970,000	Avnet, Inc., 4.625%, 04/15/2026	942,689	0.1
1,585,000	Boeing Co/The, 5.805%, 05/01/2050	1,580,559	0.2
700,000	Burlington Northern Santa Fe LLC, 3.850%, 09/01/2023	698,008	0.1
381,000	Canadian Pacific Railway Co., 3.000%, 12/02/2041	312,075	0.0
295,000	FedEx Corp., 4.900%, 01/15/2034	288,649	0.0
1,398,000	Honeywell International, Inc., 4.500%, 01/15/2034	1,368,338	0.1
500,000	Lockheed Martin Corp., 4.150%, 06/15/2053	440,817	0.1
459,000	Norfolk Southern Corp., 3.400%, 11/01/2049	339,055	0.0
1,405,000	Norfolk Southern Corp., 3.850%, 01/15/2024	1,389,716	0.2
345,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	317,665	0.0
262,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	211,466	0.0
970,000	Union Pacific Corp., 3.200%, 05/20/2041	763,680	0.1
157,000	Union Pacific Corp., 3.646%, 02/15/2024	155,147	0.0
375,000	Union Pacific Corp., 3.839%, 03/20/2060	298,948	0.0
730,000	Union Pacific Corp., 4.150%, 01/15/2045	601,817	0.1
330,000	United Parcel Service, Inc., 3.400%, 11/15/2046	256,617	0.0
		9,965,246	1.0
	Technology: 1.1%
435,000	Apple, Inc., 3.350%, 02/09/2027	417,951	0.0
1,030,000 (4)	Broadcom, Inc., 3.469%, 04/15/2034	845,286	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,025,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	$2,059,161	0.2
9,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	11,048	0.0
1,630,000	Fiserv, Inc., 3.800%, 10/01/2023	1,621,981	0.2
1,152,000	Marvell Technology, Inc., 2.450%, 04/15/2028	1,006,604	0.1
170,000	Micron Technology, Inc., 3.366%, 11/01/2041	118,982	0.0
200,000	Micron Technology, Inc., 4.663%, 02/15/2030	188,701	0.0
649,000	Microsoft Corp., 3.500%, 02/12/2035	607,627	0.1
795,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	789,968	0.1
985,000	Oracle Corp., 3.600%, 04/01/2040	762,450	0.1
1,000,000	Salesforce, Inc., 2.700%, 07/15/2041	735,449	0.1
341,000	Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	323,033	0.0
285,000	Texas Instruments, Inc., 2.625%, 05/15/2024	278,281	0.0
1,441,000	VMware, Inc., 1.000%, 08/15/2024	1,364,872	0.1
502,000	Workday, Inc., 3.500%, 04/01/2027	476,074	0.0
		11,607,468	1.1
	Utilities: 0.4%
620,000 (4)	Electricite de France SA, 4.875%, 01/22/2044	512,454	0.0
345,000	Georgia Power Co., 3.700%, 01/30/2050	264,582	0.0
989,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	824,526	0.1
703,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	662,767	0.1
760,000	NiSource, Inc., 4.375%, 05/15/2047	647,946	0.1
605,000	Oglethorpe Power Corp., 4.550%, 06/01/2044	480,205	0.0
667,000	Sempra Energy, 3.800%, 02/01/2038	553,405	0.1
529,000	Xcel Energy, Inc., 0.500%, 10/15/2023	521,211	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
274,000	Xcel Energy, Inc., 3.500%, 12/01/2049	$199,075	0.0
		4,666,171	0.4
	Total Corporate Bonds/Notes (Cost $140,178,142)	127,778,850	12.3
MUNICIPAL BONDS: 0.0%
	Georgia: 0.0%
310,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	355,832	0.0
	Total Municipal Bonds (Cost $310,000)	355,832	0.0
U.S. TREASURY OBLIGATIONS: 8.6%
	U.S. Treasury Bonds: 1.1%
911,900	3.375%, 05/15/2033	879,556	0.1
2,939,500	3.625%, 02/15/2053	2,821,920	0.3
7,603,700	3.875%, 05/15/2043	7,420,736	0.7
425,000 (3)	4.500%, 02/15/2036	459,075	0.0
		11,581,287	1.1
	U.S. Treasury Notes: 7.5%
18,839,200	3.625%, 05/31/2028	18,428,564	1.8
14,459,000 (3)	3.750%, 05/31/2030	14,259,059	1.4
31,371,000	4.125%, 06/15/2026	31,057,290	3.0
13,849,000 (3)	4.250%, 05/31/2025	13,675,617	1.3
		77,420,530	7.5
	Total U.S. Treasury Obligations (Cost $89,701,003)	89,001,817	8.6
CONVERTIBLE BONDS/NOTES: 9.2%
	Communications: 2.6%
5,066,000 (6)	Airbnb, Inc., 5.080%, 03/15/2026	4,430,217	0.4
438,000	Booking Holdings, Inc., 0.750%, 05/01/2025	658,664	0.1
2,761,000	Cable One, Inc., 1.125%, 03/15/2028	2,091,457	0.2
5,339,000 (3)(6)	Cable One, Inc., 7.480%, 03/15/2026	4,391,327	0.4
3,035,000 (4)	Liberty Broadband Corp., 3.125%, 03/31/2053	2,975,818	0.3
2,950,000	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,808,400	0.3
298,000 (4)	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/2027	321,542	0.0
1,577,000 (4)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	1,421,209	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Communications (continued)
1,560,000 (3)(4)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	$1,407,859	0.1
3,298,000	Shopify, Inc., 0.125%, 11/01/2025	3,004,478	0.3
3,226,000	Snap, Inc., 0.750%, 08/01/2026	2,988,083	0.3
338,000	TripAdvisor, Inc., 0.250%, 04/01/2026	284,427	0.0
		26,783,481	2.6
	Consumer, Cyclical: 0.2%
1,697,000	JetBlue Airways Corp., 0.500%, 04/01/2026	1,402,153	0.1
1,154,000	Spirit Airlines, Inc., 1.000%, 05/15/2026	938,202	0.1
		2,340,355	0.2
	Consumer, Non-cyclical: 2.5%
3,300,000 (3)(4)	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	3,164,277	0.3
4,428,000	Block, Inc., 0.125%, 03/01/2025	4,195,530	0.4
4,845,000	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	4,048,319	0.4
560,000 (4)	Halozyme Therapeutics, Inc., 1.000%, 08/15/2028	512,400	0.0
4,310,000 (3)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	3,956,580	0.4
1,699,000	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,735,104	0.2
586,000 (4)	Lantheus Holdings, Inc., 2.625%, 12/15/2027	762,147	0.1
2,257,000	Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,894,602	0.3
3,240,000	Pacira BioSciences, Inc., 0.750%, 08/01/2025	3,013,200	0.3
1,264,000 (4)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	1,155,764	0.1
		25,437,923	2.5
	Energy: 0.2%
1,995,000 (4)	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	2,234,842	0.2

	Financial: 0.1%
1,576,000 (4)	Welltower OP LLC, 2.750%, 05/15/2028	1,595,700	0.1

	Industrial: 0.3%
3,162,000 (3)	John Bean Technologies Corp., 0.250%, 05/15/2026	3,014,967	0.3
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Technology: 2.4%
5,205,000 (6)	Dropbox, Inc., 2.040%, 03/01/2026	$4,931,737	0.5
6,383,000 (3)	Microchip Technology, Inc., 0.125%, 11/15/2024	7,252,684	0.7
850,000 (4)	NextGen Healthcare, Inc., 3.750%, 11/15/2027	828,325	0.1
7,770,000	Splunk, Inc., 1.125%, 06/15/2027	6,740,475	0.6
3,012,000	Western Digital Corp., 1.500%, 02/01/2024	2,935,194	0.3
2,228,000 (4)	Wolfspeed, Inc., 1.875%, 12/01/2029	1,728,928	0.2
		24,417,343	2.4
	Utilities: 0.9%
4,485,000 (4)	FirstEnergy Corp., 4.000%, 05/01/2026	4,485,000	0.5
4,571,000 (4)	PPL Capital Funding, Inc., 2.875%, 03/15/2028	4,388,160	0.4
		8,873,160	0.9
	Total Convertible Bonds/ Notes (Cost $97,384,651)	94,697,771	9.2
EQUITY-LINKED NOTES: 1.7%
	Diversified Finan Serv: 0.6%
5,678,000 (7)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 3 Common Stocks), 0.500%, 04/11/2028	5,945,434	0.6

	Financial: 1.1%
5,900,000 (7)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 0.270%, 07/19/2029	5,803,830	0.6
5,893,000 (7)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 0.570%, 07/30/2029	5,693,817	0.5
		11,497,647	1.1
	Total Equity-Linked Notes (Cost $17,606,677)	17,443,081	1.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal National Mortgage Association: 0.1%(8)
915,000	6.625%,11/15/2030	$1,062,269	0.1
	Total U.S. Government Agency Obligations (Cost $989,285)	1,062,269	0.1
	Total Long-Term Investments (Cost $910,741,461)	993,186,351	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	U.S. Treasury Bills: 0.0%
110,000 (6)(9)	United States Treasury Bill, 5.400%, 04/18/2024 (Cost $105,674)	105,438	0.0

	Repurchase Agreements: 1.9%
3,379,767 (10)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,381,173, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,447,362, due 04/01/35-09/01/61)	3,379,767	0.3
2,015,490 (10)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,016,345, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,055,800, due 08/01/28-02/01/53)	2,015,490	0.2
2,736,916 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,738,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,791,654, due 10/13/23-02/20/73)	2,736,916	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,427,870 (10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $2,428,890, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $2,477,483, due 07/15/23-02/15/53)	$2,427,870	0.2
4,622,237 (10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $4,624,159, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,714,682, due 07/31/23-05/20/53)	4,622,237	0.5
4,046,827 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $4,048,540, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,127,860, due 07/15/25-02/15/51)	4,046,827	0.4
	Total Repurchase Agreements (Cost $19,229,107)	19,229,107	1.9

	Mutual Funds: 2.9%
30,596,217 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $30,596,217)	30,596,217	2.9
	Total Short-Term Investments (Cost $49,930,998)	49,930,762	4.8
	Total Investments in Securities (Cost $960,672,459)	$1,043,117,113	100.8
	Liabilities in Excess of Other Assets	(8,542,124)	(0.8)
	Net Assets	$1,034,574,989	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Preferred Stock may be called prior to convertible date.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)
All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)
Rate shown is the 7-day yield as of June 30, 2023.

Geographic Diversification as of June 30, 2023 (as a percentage of net assets)

United States	86.5%
United Kingdom	3.7%
France	1.4%
Ireland	1.1%
Canada	1.0%
Netherlands	0.9%
Bermuda	0.5%
Japan	0.2%
Belgium	0.2%
Mexico	0.1%
Countries between 0.0% – 0.1%^	0.4%
Assets in Excess of Other Liabilities,*	4.0%
Net Assets	100.0%
^ Includes 5 countries, which each represents 0.0% – 0.1% of net assets.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$50,946,935	$—	$—	$50,946,935
Consumer Discretionary	40,544,645	—	—	40,544,645
Consumer Staples	35,731,093	8,584,246	—	44,315,339
Energy	62,080,203	—	—	62,080,203
Financials	129,678,534	—	—	129,678,534
Health Care	99,513,874	18,471,432	—	117,985,306
Industrials	79,055,098	—	—	79,055,098
Information Technology	75,678,388	—	—	75,678,388
Materials	17,665,617	—	—	17,665,617
Real Estate	17,909,791	—	—	17,909,791
Utilities	16,608,076	—	—	16,608,076
Total Common Stock	625,412,254	27,055,678	—	652,467,932
Preferred Stock	6,531,428	3,847,371	—	10,378,799
Corporate Bonds/Notes	—	127,778,850	—	127,778,850
Municipal Bonds	—	355,832	—	355,832
Convertible Bonds/Notes	—	94,697,771	—	94,697,771
U.S. Government Agency Obligations	—	1,062,269	—	1,062,269
Equity-Linked Notes	—	—	17,443,081	17,443,081
U.S. Treasury Obligations	—	89,001,817	—	89,001,817
Short-Term Investments	30,596,217	19,334,545	—	49,930,762
Total Investments, at fair value	$662,539,899	$363,134,133	$17,443,081	$1,043,117,113
Other Financial Instruments+
Forward Foreign Currency Contracts	—	74,470	—	74,470
Futures	39,349	—	—	39,349
Total Assets	$662,579,248	$363,208,603	$17,443,081	$1,043,230,932

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 9,987,208	GBP 7,836,824	State Street Bank and Trust Co.	07/28/23	$32,501
EUR 126,401	USD 138,063	State Street Bank and Trust Co.	07/28/23	92
USD 10,442,799	EUR 9,519,294	The Bank of New York Mellon	07/28/23	41,877
				$74,470
At June 30, 2023, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(29)	09/20/23	$(3,434,687)	$39,349
			$(3,434,687)	$39,349
Currency Abbreviations
EUR  –  EU Euro
GBP  –  British Pound
USD  –  United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$39,349
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$74,470
Total Asset Derivatives		$74,470

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(378,075)	—	(378,075)
Interest rate contracts	—	17,903	17,903
Total	$(378,075)	$17,903	$(360,172)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(177,478)	—	(177,478)
Interest rate contracts	—	39,349	39,349
Total	$(177,478)	$39,349	$(138,129)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$32,593	$41,877	$74,470
Total Assets	$32,593	$41,877	$74,470
Net OTC derivative instruments by counterparty, at fair value	$32,593	$41,877	74,470
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$32,593	$41,877	$74,470

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
Equity-Linked Notes*
Assets:
Beginning balance at December 31, 2022	$11,282,544
Purchases	5,819,950
Sales	—
Accrued discounts/(premiums)	(6,273)
Total realized gain (loss)	—
Net change in unrealized appreciation (depreciation)**	346,860
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2023	17,443,081
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023**	$346,860

*
Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $965,363,077.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$132,128,517
Gross Unrealized Depreciation	(54,257,322)
Net Unrealized Appreciation	$77,871,195
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Global Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Canada: 0.6%
92,012 (1)	Canadian Pacific Kansas City Ltd.	$7,431,809	0.6

	China: 3.7%
876,974	JD.com, Inc. ADR	29,931,123	2.5
442,640 (2)(3)	Meituan Class B	6,941,001	0.6
157,000	Tencent Holdings Ltd.	6,656,985	0.5
17,795	Yum China Holdings, Inc.	1,005,417	0.1
		44,534,526	3.7
	Denmark: 3.5%
255,532	Novo Nordisk A/S	41,278,600	3.5

	France: 8.8%
119,982	Dassault Systemes SE	5,316,533	0.4
35,091 (1)	EssilorLuxottica SA	6,617,137	0.5
44,991	Kering SA	24,844,049	2.1
70,674	LVMH Moet Hennessy Louis Vuitton SE	66,639,550	5.6
8,456 (1)	Pernod Ricard SA	1,868,567	0.2
		105,285,836	8.8
	Germany: 2.5%
15,119	Allianz SE	3,521,582	0.3
193,889	SAP SE	26,486,739	2.2
		30,008,321	2.5
	India: 5.8%
7,929,258	DLF Ltd.	47,534,338	4.0
236,874	HDFC Bank Ltd.	4,915,803	0.4
733,428	ICICI Bank Ltd. ADR	16,927,518	1.4
		69,377,659	5.8
	Israel: 0.9%
53,561 (1)(2)	NICE-Systems Ltd. ADR	11,060,347	0.9

	Italy: 0.8%
104,031	Brunello Cucinelli SpA	9,159,442	0.8

	Japan: 6.2%
46,700	Hoya Corp.	5,588,414	0.5
80,204	Keyence Corp.	38,109,469	3.2
234,700	Murata Manufacturing Co., Ltd.	13,481,386	1.1
47,800	Omron Corp.	2,935,005	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
359,500	TDK Corp.	$14,022,243	1.2
		74,136,517	6.2
	Netherlands: 6.0%
373,150	Airbus SE	53,950,812	4.5
21,865	ASML Holding NV	15,859,348	1.4
45,410	Universal Music Group NV	1,008,776	0.1
		70,818,936	6.0
	Spain: 1.5%
229,316 (2)	Amadeus IT Group SA	17,462,546	1.5

	Sweden: 4.3%
838,852	Assa Abloy AB	20,163,457	1.7
2,112,609	Atlas Copco AB - A Shares	30,499,489	2.6
		50,662,946	4.3
	Switzerland: 0.9%
17,490	Lonza Group AG	10,453,996	0.9

	United States: 54.1%
87,903 (2)	Adobe, Inc.	42,983,688	3.6
92,287	Agilent Technologies, Inc.	11,097,512	0.9
1,057,048 (2)	Alphabet, Inc. - Class A	126,528,646	10.6
98,741 (2)	Amazon.com, Inc.	12,871,877	1.1
305,535	Analog Devices, Inc.	59,521,273	5.0
253,880 (2)	Avantor, Inc.	5,214,695	0.4
74,739 (2)	Boston Scientific Corp.	4,042,633	0.3
18,270 (2)	Charles River Laboratories International, Inc.	3,841,267	0.3
14,253 (2)	Charter Communications, Inc.	5,236,125	0.5
23,766	Danaher Corp.	5,703,840	0.5
28,930 (2)	Datadog, Inc.	2,846,133	0.2
22,850	Ecolab, Inc.	4,265,866	0.4
105,129	Equifax, Inc.	24,736,854	2.1
56,777	Fidelity National Information Services, Inc.	3,105,702	0.3
9,692 (2)	Idexx Laboratories, Inc.	4,867,613	0.4
40,092 (2)	Illumina, Inc.	7,516,849	0.6
97,499	Intuit, Inc.	44,673,067	3.8
35,374 (2)	Intuitive Surgical, Inc.	12,095,786	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Global Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
54,154 (2)	IQVIA Holdings, Inc.	$12,172,195	1.0
3,764	Lam Research Corp.	2,419,725	0.2
45,818	Marriott International, Inc.	8,416,308	0.7
325,230	Marvell Technology, Inc.	19,442,249	1.6
274,675 (2)	Meta Platforms, Inc.	78,826,231	6.6
65,821	Microsoft Corp.	22,414,683	1.9
34,328	Nvidia Corp.	14,521,431	1.2
234,938 (1)(2)	Phathom Pharmaceuticals, Inc.	3,364,312	0.3
138,900	S&P Global, Inc.	55,683,621	4.7
50,640 (2)	Splunk, Inc.	5,372,398	0.5
86,666	United Parcel Service, Inc. - Class B	15,534,880	1.3
106,839	Visa, Inc. - Class A	25,372,126	2.1
		644,689,585	54.1
	Total Common Stock (Cost $586,823,933)	1,186,361,066	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 2.1%
2,684,114 (4)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,685,230, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,737,796, due 04/01/35-09/01/61)	2,684,114	0.2
2,190,347 (4)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,191,276, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,234,154, due 08/01/28-02/01/53)	2,190,347	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,833,229 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $5,835,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,949,894, due 10/13/23-02/20/73)	$5,833,229	0.5
3,186,707 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $3,188,045, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $3,251,827, due 07/15/23-02/15/53)	3,186,707	0.3
6,032,989 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $6,035,498, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,153,649, due 07/31/23-05/20/53)	6,032,989	0.5
5,311,673 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $5,313,921, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,418,033, due 07/15/25-02/15/51)	5,311,673	0.4
	Total Repurchase Agreements (Cost $25,239,059)	25,239,059	2.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Global Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
5,109,403 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $5,109,403)	$5,109,403	0.4
	Total Short-Term Investments (Cost $30,348,462)	30,348,462	2.5
	Total Investments in Securities (Cost $617,172,395)	$1,216,709,528	102.1
	Liabilities in Excess of Other Assets	(24,912,249)	(2.1)
	Net Assets	$1,191,797,279	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2023.

Sector Diversification	Percentage of Net Assets
Information Technology	28.6%
Communication Services	18.3
Consumer Discretionary	14.9
Industrials	12.8
Health Care	11.2
Financials	9.2
Real Estate	4.0
Materials	0.4
Consumer Staples	0.2
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Canada	$7,431,809	$—	$—	$7,431,809
China	30,936,540	13,597,986	—	44,534,526
Denmark	—	41,278,600	—	41,278,600
France	—	105,285,836	—	105,285,836
Germany	—	30,008,321	—	30,008,321
India	16,927,518	52,450,141	—	69,377,659
Israel	11,060,347	—	—	11,060,347
Italy	—	9,159,442	—	9,159,442
Japan	—	74,136,517	—	74,136,517
Netherlands	—	70,818,936	—	70,818,936
Spain	—	17,462,546	—	17,462,546
Sweden	—	50,662,946	—	50,662,946
Switzerland	—	10,453,996	—	10,453,996
United States	644,689,585	—	—	644,689,585
Total Common Stock	711,045,799	475,315,267	—	1,186,361,066
Short-Term Investments	5,109,403	25,239,059	—	30,348,462
Total Investments, at fair value	$716,155,202	$500,554,326	$—	$1,216,709,528

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Invesco Global Portfolio	as of June 30, 2023 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$20,345
Total	$20,345
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$39,288
Total	$39,288
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $620,529,169.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$625,063,272
Gross Unrealized Depreciation	(30,266,478)
Net Unrealized Appreciation	$594,796,794
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Communication Services: 2.8%
55,622 (1)	IAC, Inc.	$3,493,062	1.1
100,868 (1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	3,301,410	1.0
15,353 (1)	Take-Two Interactive Software, Inc.	2,259,347	0.7
		9,053,819	2.8
	Consumer Discretionary: 10.3%
1,390 (1)	Autozone, Inc.	3,465,770	1.1
56,720	Bath & Body Works, Inc.	2,127,000	0.7
22,919	Best Buy Co., Inc.	1,878,212	0.6
36,080	Carter’s, Inc.	2,619,408	0.8
16,620	Darden Restaurants, Inc.	2,776,870	0.9
23,160 (1)	Expedia Group, Inc.	2,533,472	0.8
15,500	Genuine Parts Co.	2,623,065	0.8
79,580	LKQ Corp.	4,637,127	1.4
20,660 (1)	Mohawk Industries, Inc.	2,131,286	0.7
158,966	Newell Brands, Inc.	1,383,004	0.4
27,240	Ralph Lauren Corp.	3,358,692	1.0
82,290	Tapestry, Inc.	3,522,012	1.1
		33,055,918	10.3
	Consumer Staples: 4.5%
10,570	Constellation Brands, Inc.	2,601,594	0.8
51,462	Energizer Holdings, Inc.	1,728,094	0.5
73,880	Keurig Dr Pepper, Inc.	2,310,228	0.7
50,390	Kroger Co.	2,368,330	0.7
23,930 (1)	Post Holdings, Inc.	2,073,534	0.7
76,500 (1)	US Foods Holding Corp.	3,366,000	1.1
		14,447,780	4.5
	Energy: 2.7%
93,220	Coterra Energy, Inc.	2,358,466	0.7
14,094	Diamondback Energy, Inc.	1,851,388	0.6
135,750	Williams Cos., Inc.	4,429,522	1.4
		8,639,376	2.7
	Financials: 21.8%
19,650	Ameriprise Financial, Inc.	6,526,944	2.0
59,930 (1)	Arch Capital Group Ltd.	4,485,761	1.4
104,000	Citizens Financial Group, Inc.	2,712,320	0.9
24,980	Discover Financial Services	2,918,913	0.9
135,010	Fifth Third Bancorp	3,538,612	1.1
2,540	First Citizens BancShares, Inc.	3,259,963	1.0
11,290 (1)	FleetCor Technologies, Inc.	2,834,693	0.9
18,880	Globe Life, Inc.	2,069,626	0.7
50,380	Hartford Financial Services Group, Inc.	3,628,368	1.1
374,105	Huntington Bancshares, Inc.	4,032,852	1.3
91,672	Loews Corp.	5,443,483	1.7
40,763	M&T Bank Corp.	5,044,829	1.6
162,560	MGIC Investment Corp.	2,566,822	0.8
28,291	Northern Trust Corp.	2,097,495	0.7
41,465	Raymond James Financial, Inc.	4,302,823	1.3
253,310	Regions Financial Corp.	4,513,984	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,760	RenaissanceRe Holdings Ltd.	$1,074,355	0.3
52,811	State Street Corp.	3,864,709	1.2
21,255	T. Rowe Price Group, Inc.	2,380,985	0.7
42,977	WR Berkley Corp.	2,559,710	0.8
		69,857,247	21.8
	Health Care: 8.1%
28,350	AmerisourceBergen Corp.	5,455,391	1.7
28,760 (1)	Globus Medical, Inc.	1,712,370	0.5
61,180 (1)	Henry Schein, Inc.	4,961,698	1.6
21,140 (1)	Jazz Pharmaceuticals PLC	2,620,726	0.8
12,500	Laboratory Corp. of America Holdings	3,016,625	0.9
19,190	Quest Diagnostics, Inc.	2,697,346	0.8
11,680	Universal Health Services, Inc.	1,842,754	0.6
26,150	Zimmer Biomet Holdings, Inc.	3,807,440	1.2
		26,114,350	8.1
	Industrials: 15.2%
17,241	Acuity Brands, Inc.	2,811,662	0.9
28,610	Ametek, Inc.	4,631,387	1.5
12,020	Carlisle Cos., Inc.	3,083,491	1.0
22,670	Dover Corp.	3,347,225	1.0
57,430	Fortune Brands Innovations, Inc.	4,132,088	1.3
15,810	Hubbell, Inc.	5,241,964	1.6
13,850	IDEX Corp.	2,981,351	0.9
42,830	ITT, Inc.	3,992,184	1.3
22,430	Lincoln Electric Holdings, Inc.	4,455,271	1.4
26,350 (1)	Middleby Corp.	3,895,320	1.2
18,221	Snap-On, Inc.	5,251,110	1.6
43,690	Southwest Airlines Co.	1,582,015	0.5
34,620	Timken Co.	3,168,769	1.0
		48,573,837	15.2
	Information Technology: 6.7%
46,610	Amphenol Corp.	3,959,519	1.2
23,430	CDW Corp.	4,299,405	1.3
38,330 (1)	GoDaddy, Inc.	2,879,733	0.9
28,190	Jabil, Inc.	3,042,547	1.0
7,260	Microchip Technology, Inc.	650,423	0.2
8,770	Motorola Solutions, Inc.	2,572,066	0.8
7,550 (1)	Teledyne Technologies, Inc.	3,103,881	1.0
2,880 (1)	Zebra Technologies Corp.	851,990	0.3
		21,359,564	6.7
	Materials: 6.2%
34,415	Ball Corp.	2,003,297	0.6
13,350	Celanese Corp. - Series A	1,545,930	0.5
31,080	Freeport-McMoRan, Inc.	1,243,200	0.4
11,185	Martin Marietta Materials, Inc.	5,164,003	1.6
24,300	Packaging Corp. of America	3,211,488	1.0
39,390	RPM International, Inc.	3,534,465	1.1
68,670	Silgan Holdings, Inc.	3,219,936	1.0
		19,922,319	6.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 10.9%
81,950	American Homes 4 Rent	$2,905,128	0.9
14,370	AvalonBay Communities, Inc.	2,719,810	0.9
31,190	Boston Properties, Inc.	1,796,232	0.6
91,720	Brixmor Property Group, Inc.	2,017,840	0.6
37,070 (1)	CBRE Group, Inc.	2,991,920	0.9
6,440	Essex Property Trust, Inc.	1,508,892	0.5
14,750	Federal Realty Investment Trust	1,427,358	0.5
74,480	Host Hotels & Resorts, Inc.	1,253,498	0.4
119,300	Kimco Realty Corp.	2,352,596	0.7
11,165	Mid-America Apartment Communities, Inc.	1,695,517	0.5
92,680	Rayonier, Inc.	2,910,152	0.9
27,900	Regency Centers Corp.	1,723,383	0.6
26,070	Rexford Industrial Realty, Inc.	1,361,375	0.4
10,300	Sun Communities, Inc.	1,343,738	0.4
29,320	Ventas, Inc.	1,385,956	0.4
99,130	Weyerhaeuser Co.	3,321,846	1.0
31,170	WP Carey, Inc.	2,105,845	0.7
		34,821,086	10.9
	Utilities: 7.5%
86,720	CMS Energy Corp.	5,094,800	1.6
37,370	Edison International	2,595,347	0.8
— (1)	Entergy Corp.	—	—
41,225	National Fuel Gas Co.	2,117,316	0.6
134,840 (1)	PG&E Corp.	2,330,035	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
7,960	Sempra Energy	$1,158,896	0.4
57,420	WEC Energy Group, Inc.	5,066,741	1.6
91,280	Xcel Energy, Inc.	5,674,878	1.8
		24,038,013	7.5
	Total Common Stock (Cost $238,348,050)	309,883,309	96.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
9,427,031 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $9,427,031)	9,427,031	2.9
	Total Short-Term Investments
	(Cost $9,427,031)	9,427,031	2.9
	Total Investments in Securities (Cost $247,775,081)	$319,310,340	99.6
	Assets in Excess of Other Liabilities	1,212,964	0.4
	Net Assets	$320,523,304	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$309,883,309	$—	$—	$309,883,309
Short-Term Investments	9,427,031	—	—	9,427,031
Total Investments, at fair value	$319,310,340	$—	$—	$319,310,340

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $248,960,892.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$83,453,153
Gross Unrealized Depreciation	(13,103,706)
Net Unrealized Appreciation	$70,349,447
See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 4.1%
17,900	Electronic Arts, Inc.	$2,321,630	0.2
67,500 (1)	Endeavor Group Holdings, Inc.	1,614,600	0.2
123,700	Fox Corp. - Class B	3,944,793	0.4
78,031 (1)	Match Group, Inc.	3,265,597	0.3
102,200	Omnicom Group	9,724,330	1.0
36,000 (1)	Pinterest, Inc.	984,240	0.1
61,000 (1)	ROBLOX Corp.	2,458,300	0.2
21,600 (1)	Spotify Technology SA	3,467,880	0.3
21,300 (1)	Take-Two Interactive Software, Inc.	3,134,508	0.3
151,873 (1)	Trade Desk, Inc./The	11,727,633	1.1
		42,643,511	4.1
	Consumer Discretionary: 13.3%
12,800 (1)	Aptiv PLC	1,306,752	0.1
3,850 (1)	Autozone, Inc.	9,599,436	0.9
13,200 (1)	Bright Horizons Family Solutions, Inc.	1,220,340	0.1
17,300 (1)	Burlington Stores, Inc.	2,722,847	0.3
36,900 (1)	Caesars Entertainment, Inc.	1,880,793	0.2
28,719 (1)(2)	Chewy, Inc.	1,133,539	0.1
1,350 (1)	Chipotle Mexican Grill, Inc.	2,887,650	0.3
23,800	Churchill Downs, Inc.	3,312,246	0.3
218,600 (1)	Coupang, Inc.	3,803,640	0.4
31,400	Darden Restaurants, Inc.	5,246,312	0.5
9,700	Domino’s Pizza, Inc.	3,268,803	0.3
92,500 (1)	DraftKings, Inc.	2,457,725	0.2
6,500 (1)	Duolingo, Inc.	929,110	0.1
13,700 (1)	Etsy, Inc.	1,159,157	0.1
19,069 (1)	Five Below, Inc.	3,747,821	0.4
28,800 (1)	Floor & Decor Holdings, Inc.	2,994,048	0.3
12,800	Genuine Parts Co.	2,166,144	0.2
99,500	Hilton Worldwide Holdings, Inc.	14,482,225	1.4
8,700	Hyatt Hotels Corp.	996,846	0.1
12,600 (1)	Lululemon Athletica, Inc.	4,769,100	0.5
59,000 (1)	Mattel, Inc.	1,152,860	0.1
86,900	MGM Resorts International	3,816,648	0.4
14,081 (1)	Mobileye Global, Inc.	540,992	0.0
929 (1)	NVR, Inc.	5,899,726	0.6
19,500 (1)	Ollie’s Bargain Outlet Holdings, Inc.	1,129,635	0.1
2,000 (1)	O’Reilly Automotive, Inc.	1,910,600	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
14,200	Pool Corp.	$5,319,888	0.5
37,281 (2)	Restaurant Brands International, Inc.	2,890,023	0.3
3,800 (1)	RH	1,252,442	0.1
90,600	Ross Stores, Inc.	10,158,978	1.0
16,700	Service Corp. International	1,078,653	0.1
25,400 (1)	Skechers USA, Inc.	1,337,564	0.1
41,000	Tractor Supply Co.	9,065,100	0.9
17,621 (1)	Ulta Beauty, Inc.	8,292,355	0.8
3,800	Vail Resorts, Inc.	956,688	0.1
17,100	Williams-Sonoma, Inc.	2,139,894	0.2
10,200	Wingstop, Inc.	2,041,632	0.2
14,300	Wynn Resorts Ltd.	1,510,223	0.1
55,600	Yum! Brands, Inc.	7,703,380	0.7
		138,281,815	13.3
	Consumer Staples: 3.1%
94,100 (1)	BJ’s Wholesale Club Holdings, Inc.	5,929,241	0.6
51,075	Brown-Forman Corp. - Class B	3,410,788	0.3
5,500	Casey’s General Stores, Inc.	1,341,340	0.1
23,500 (1)	Celsius Holdings, Inc.	3,505,965	0.3
11,400	Church & Dwight Co., Inc.	1,142,622	0.1
5,100	Constellation Brands, Inc.	1,255,263	0.1
17,700 (1)	Darling Ingredients, Inc.	1,129,083	0.1
8,600	Dollar General Corp.	1,460,108	0.2
15,200 (1)	Dollar Tree, Inc.	2,181,200	0.2
19,300 (1)	elf Beauty, Inc.	2,204,639	0.2
7,500	Hershey Co.	1,872,750	0.2
57,000 (1)	Kenvue, Inc.	1,505,940	0.2
74,000 (1)	Performance Food Group Co.	4,457,760	0.4
17,389	Tyson Foods, Inc.	887,535	0.1
		32,284,234	3.1
	Energy: 4.5%
26,000	APA Corp.	888,420	0.1
68,300	Cheniere Energy, Inc.	10,406,188	1.0
115,000	Coterra Energy, Inc.	2,909,500	0.3
60,000	Devon Energy Corp.	2,900,400	0.3
14,900	Diamondback Energy, Inc.	1,957,264	0.2
177,500	Halliburton Co.	5,855,725	0.6
42,100	Hess Corp.	5,723,495	0.5
70,200	Magnolia Oil & Gas Corp.	1,467,180	0.1
16,200	Matador Resources Co.	847,584	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
15,700	Pioneer Natural Resources Co.	$3,252,726	0.3
44 (1)(3)(4)	Venture Global LNG, Inc. - Series B	792,000	0.1
560 (1)(3)(4)	Venture Global LNG, Inc. - Series C	10,080,000	0.9
		47,080,482	4.5
	Financials: 7.8%
137,600	Apollo Global Management, Inc.	10,569,056	1.0
19,600 (1)	Ares Management Corp.	1,895,612	0.2
42,200	Arthur J. Gallagher & Co.	9,265,854	0.9
6,100	Assurant, Inc.	766,892	0.1
32,600 (1)	Block, Inc.	2,170,182	0.2
117,600	Blue Owl Capital, Inc.	1,370,040	0.1
9,033	Cboe Global Markets, Inc.	1,246,644	0.1
9,700	Discover Financial Services	1,133,445	0.1
18,200 (1)	Euronet Worldwide, Inc.	2,136,134	0.2
14,100	Factset Research Systems, Inc.	5,649,165	0.6
25,800 (1)	FleetCor Technologies, Inc.	6,477,864	0.6
11,700	Globe Life, Inc.	1,282,554	0.1
111,100	Hartford Financial Services Group, Inc.	8,001,422	0.8
25,800	LPL Financial Holdings, Inc.	5,609,694	0.5
12,700	MarketAxess Holdings, Inc.	3,320,034	0.3
6,700	Morningstar, Inc.	1,313,669	0.1
17,800	MSCI, Inc. - Class A	8,353,362	0.8
332,900 (1)	NU Holdings Ltd./ Cayman Islands	2,626,581	0.3
67,700 (1)	Ryan Specialty Holdings, Inc.	3,039,053	0.3
40,819	Tradeweb Markets, Inc.	2,795,285	0.3
12,499 (1)	WEX, Inc.	2,275,693	0.2
		81,298,235	7.8
	Health Care: 18.3%
15,399 (1)	Acadia Healthcare Co., Inc.	1,226,376	0.1
75,900	Agilent Technologies, Inc.	9,126,975	0.9
12,500 (1)	Align Technology, Inc.	4,420,500	0.4
29,600 (1)	Alnylam Pharmaceuticals, Inc.	5,622,224	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
56,800	AmerisourceBergen Corp.	$10,930,024	1.1
35,400 (1)	Apellis Pharmaceuticals, Inc.	3,224,940	0.3
5,685 (1)	Argenx SE ADR	2,215,615	0.2
10,000 (1)	Ascendis Pharma A/S ADR	892,500	0.1
10,300 (1)	BioMarin Pharmaceutical, Inc.	892,804	0.1
7,400 (1)	BioNTech SE ADR	798,682	0.1
4,300 (1)	Bio-Rad Laboratories, Inc.	1,630,216	0.2
81,000	Bio-Techne Corp.	6,612,030	0.6
22,800 (1)	Blueprint Medicines Corp.	1,440,960	0.1
39,300	Bruker Corp.	2,905,056	0.3
14,128 (1)	Centene Corp.	952,934	0.1
17,400 (1)	Charles River Laboratories International, Inc.	3,658,350	0.3
112,800 (1)	DexCom, Inc.	14,495,928	1.4
29,300 (1)	Exact Sciences Corp.	2,751,270	0.3
44,000 (1)	Genmab A/S ADR	1,672,440	0.2
27,000 (1)	Globus Medical, Inc.	1,607,580	0.2
12,200 (1)	Idexx Laboratories, Inc.	6,127,206	0.6
11,200 (1)	Illumina, Inc.	2,099,888	0.2
14,600 (1)	Incyte Corp., Ltd.	908,850	0.1
13,100 (1)	Inspire Medical Systems, Inc.	4,252,784	0.4
24,000 (1)	Insulet Corp.	6,920,160	0.7
51,500 (1)	IQVIA Holdings, Inc.	11,575,655	1.1
10,082 (1)	Karuna Therapeutics, Inc.	2,186,282	0.2
20,300 (1)	Lantheus Holdings, Inc.	1,703,576	0.2
31,300 (1)	Legend Biotech Corp. ADR	2,160,639	0.2
20,791	McKesson Corp.	8,884,202	0.9
7,100 (1)	Mettler Toledo International, Inc.	9,312,644	0.9
19,900 (1)	Molina Healthcare, Inc.	5,994,676	0.6
37,879 (1)	Neurocrine Biosciences, Inc.	3,571,990	0.3
36,200 (1)	Novocure Ltd.	1,502,300	0.1
13,300 (1)	Penumbra, Inc.	4,575,998	0.4
12,500 (1)	QuidelOrtho Corp.	1,035,750	0.1
17,586 (1)(2)	Repligen Corp.	2,487,715	0.2
34,700	Resmed, Inc.	7,581,950	0.7
27,888	Royalty Pharma PLC	857,277	0.1
21,700 (1)	Sarepta Therapeutics, Inc.	2,485,084	0.2

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
14,000 (1)	Shockwave Medical, Inc.	$3,995,740	0.4
11,100	STERIS Public Ltd. Co.	2,497,278	0.2
3,500	Teleflex, Inc.	847,105	0.1
47,000 (1)	Veeva Systems, Inc.	9,293,310	0.9
26,300	West Pharmaceutical Services, Inc.	10,058,961	1.0
		189,994,424	18.3
	Industrials: 20.6%
8,400	Advanced Drainage Systems, Inc.	955,752	0.1
18,200 (1)	Alaska Air Group, Inc.	967,876	0.1
17,400	Allegion Public Ltd.	2,088,348	0.2
25,562	Ametek, Inc.	4,137,977	0.4
17,000	AO Smith Corp.	1,237,260	0.1
25,000 (1)	Axon Enterprise, Inc.	4,878,000	0.5
17,064	Booz Allen Hamilton Holding Corp.	1,904,342	0.2
34,400	Broadridge Financial Solutions, Inc. ADR	5,697,672	0.6
18,100	BWX Technologies, Inc.	1,295,417	0.1
27,500	Carrier Global Corp.	1,367,025	0.1
29,203 (1)	Ceridian HCM Holding, Inc.	1,955,725	0.2
22,400	Cintas Corp.	11,134,592	1.1
27,200 (1)	Clean Harbors, Inc.	4,472,496	0.4
109,900 (1)	Copart, Inc.	10,023,979	1.0
14,987	Equifax, Inc.	3,526,441	0.4
10,600	Expeditors International Washington, Inc.	1,283,978	0.1
176,000	Fastenal Co.	10,382,240	1.0
20,400	Ferguson PLC	3,209,124	0.3
17,975	Fortune Brands Innovations, Inc.	1,293,301	0.1
6,200 (1)(2)	FTI Consulting, Inc.	1,179,240	0.1
13,800	Graco, Inc.	1,191,630	0.1
22,700	Heico Corp. - HEI	4,016,538	0.4
15,300	Hexcel Corp.	1,163,106	0.1
44,800	Howmet Aerospace, Inc.	2,220,288	0.2
13,300	Hubbell, Inc.	4,409,748	0.4
5,300	Huntington Ingalls Industries, Inc.	1,206,280	0.1
4,700	IDEX Corp.	1,011,722	0.1
10,600	JB Hunt Transport Services, Inc.	1,918,918	0.2
35,900	KBR, Inc.	2,335,654	0.2
6,300	Landstar System, Inc.	1,213,002	0.1
15,300 (1)	Middleby Corp.	2,261,799	0.2
25,150	Old Dominion Freight Line	9,299,212	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,300	Otis Worldwide Corp.	$1,183,833	0.1
15,600	Paccar, Inc.	1,304,940	0.1
95,900	Paychex, Inc.	10,728,333	1.0
20,300	Paycom Software, Inc.	6,521,172	0.6
39,700 (1)	Paycor HCM, Inc.	939,699	0.1
18,100 (1)	Paylocity Holding Corp.	3,339,993	0.3
30,400	Quanta Services, Inc.	5,972,080	0.6
23,000	RB Global, Inc.	1,380,000	0.1
34,700	Republic Services, Inc.	5,314,999	0.5
30,500	Rockwell Automation, Inc.	10,048,225	1.0
27,737	Rollins, Inc.	1,187,976	0.1
28,000 (1)	SiteOne Landscape Supply, Inc.	4,686,080	0.5
57,200	Southwest Airlines Co.	2,071,212	0.2
19,135	SS&C Technologies Holdings, Inc.	1,159,581	0.1
34,500	Toro Co.	3,506,925	0.3
36,000	Trane Technologies PLC	6,885,360	0.7
8,196	TransDigm Group, Inc.	7,328,617	0.7
30,200	TransUnion	2,365,566	0.2
41,800 (1)	Trex Co., Inc.	2,740,408	0.3
21,400 (1)	United Airlines Holdings, Inc.	1,174,218	0.1
10,400	United Rentals, Inc.	4,631,848	0.5
13,600	Valmont Industries, Inc.	3,958,280	0.4
31,556	Verisk Analytics, Inc.	7,132,603	0.7
28,750	Waste Connections, Inc.	4,109,238	0.4
15,000 (2)	Watsco, Inc.	5,722,050	0.6
9,200	Westinghouse Air Brake Technologies Corp.	1,008,964	0.1
49,500 (1)	WillScot Mobile Mini Holdings Corp.	2,365,605	0.2
		214,006,487	20.6
	Information Technology: 22.6%
144,800	Amphenol Corp.	12,300,760	1.2
16,100 (1)	ANSYS, Inc.	5,317,347	0.5
38,900 (1)	AppLovin Corp.	1,000,897	0.1
31,700 (1)	Arista Networks, Inc.	5,137,302	0.5
5,000 (1)	Atlassian Corp.	839,050	0.1
62,681	Bentley Systems, Inc.	3,399,191	0.3
13,200 (1)	Bill.com Holdings, Inc.	1,542,420	0.2
24,600 (1)	Cadence Design Systems, Inc.	5,769,192	0.6
39,900	CDW Corp.	7,321,650	0.7
23,600	Cognex Corp.	1,322,072	0.1
36,448 (1)	Confluent, Inc.	1,286,979	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
71,397 (1)	Crowdstrike Holdings, Inc.	$10,486,077	1.0
33,960 (1)(3)(4)	Databricks, Inc.	2,484,513	0.3
81,446 (1)	Datadog, Inc.	8,012,657	0.8
32,100 (1)	Descartes Systems Group, Inc./The	2,571,531	0.3
43,000 (1)	DoubleVerify Holdings, Inc.	1,673,560	0.2
79,037 (1)	Dynatrace, Inc.	4,068,034	0.4
43,600 (1)	Enphase Energy, Inc.	7,302,128	0.7
57,400	Entegris, Inc.	6,361,068	0.6
4,700 (1)	EPAM Systems, Inc.	1,056,325	0.1
8,000 (1)	Fair Isaac Corp.	6,473,680	0.6
6,546 (1)	First Solar, Inc.	1,244,329	0.1
50,600 (1)	Fortinet, Inc.	3,824,854	0.4
24,200 (1)	Gartner, Inc.	8,477,502	0.8
6,300 (1)	Globant SA	1,132,236	0.1
18,366 (1)	HubSpot, Inc.	9,772,365	0.9
65,300 (1)	Informatica, Inc.	1,208,050	0.1
23,550 (1)	Keysight Technologies, Inc.	3,943,448	0.4
77,500 (1)	Lattice Semiconductor Corp.	7,445,425	0.7
4,300	Littelfuse, Inc.	1,252,633	0.1
23,400 (1)	Manhattan Associates, Inc.	4,677,192	0.5
23,048	Marvell Technology, Inc.	1,377,809	0.1
145,334	Microchip Technology, Inc.	13,020,473	1.3
11,000	MKS Instruments, Inc.	1,189,100	0.1
15,100 (1)(2)	Monday.com Ltd.	2,585,422	0.3
24,439 (1)	MongoDB, Inc.	10,044,185	1.0
15,800	Monolithic Power Systems, Inc.	8,535,634	0.8
14,000	Motorola Solutions, Inc.	4,105,920	0.4
43,282 (1)	nCino, Inc.	1,303,654	0.1
78,900 (1)	ON Semiconductor Corp.	7,462,362	0.7
12,700 (1)	Onto Innovation, Inc.	1,479,169	0.2
19,536 (1)	Procore Technologies, Inc.	1,271,208	0.1
31,075 (1)	PTC, Inc.	4,421,973	0.4
64,900 (1)	Pure Storage, Inc. - Class A	2,389,618	0.2
107,600 (1)	Samsara, Inc.	2,981,596	0.3
6,400 (1)	Silicon Laboratories, Inc.	1,009,536	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
9,900	Skyworks Solutions, Inc.	$1,095,831	0.1
11,200 (1)	Super Micro Computer, Inc.	2,791,600	0.3
11,000 (1)	Synopsys, Inc.	4,789,510	0.5
31,626 (1)(3)(4)	Tanium, Inc. Class B	139,471	0.0
8,400	TE Connectivity Ltd.	1,177,344	0.1
30,900	Teradyne, Inc.	3,440,097	0.3
13,200 (1)	Tyler Technologies, Inc.	5,497,404	0.5
4,900 (1)	VeriSign, Inc.	1,107,253	0.1
12,500 (1)	Workiva, Inc.	1,270,750	0.1
7,900 (1)	Zebra Technologies Corp.	2,337,057	0.2
57,800 (1)	Zscaler, Inc.	8,456,140	0.8
		233,984,583	22.6
	Materials: 2.3%
9,800	Albemarle Corp.	2,186,282	0.2
17,300	Avery Dennison Corp.	2,972,140	0.3
15,180	Ball Corp.	883,628	0.1
13,500	CF Industries Holdings, Inc.	937,170	0.1
37,700	Corteva, Inc.	2,160,210	0.2
14,500	Nutrien Ltd.	856,225	0.1
29,500	PPG Industries, Inc.	4,374,850	0.4
12,700	RPM International, Inc.	1,139,571	0.1
27,800	Sealed Air Corp.	1,112,000	0.1
14,900	Steel Dynamics, Inc.	1,623,057	0.2
22,900	Vulcan Materials Co.	5,162,576	0.5
		23,407,709	2.3
	Real Estate: 2.2%
45,545 (1)	CoStar Group, Inc.	4,053,505	0.4
69,100	CubeSmart	3,086,006	0.3
45,800	Equity Lifestyle Properties, Inc.	3,063,562	0.3
40,043	Lamar Advertising Co.	3,974,268	0.4
18,700	Rexford Industrial Realty, Inc.	976,514	0.1
11,900	SBA Communications Corp.	2,757,944	0.3
37,900	Simon Property Group, Inc.	4,376,692	0.4
		22,288,491	2.2
	Utilities: 0.1%
46,800	Vistra Corp.	1,228,500	0.1
	Total Common Stock (Cost $871,559,730)	1,026,498,471	98.9

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.9%
	Consumer Discretionary: 0.1%
32,438 (1)(3)(4)	Rappi, Inc. - Series E	$1,168,093	0.1

	Health Care: 0.1%
123,878 (1)(3)(4)	Caris Life Sciences, Inc. Series D	662,747	0.1

	Information Technology: 0.7%
73,377 (1)(3)(4)	Databricks, Inc., Series F	5,368,261	0.5
7,908 (1)(3)(4)	Databricks, Inc., Series G	578,549	0.1
353,970 (1)(3)(4)	Tanium, Inc. - Series G	1,561,008	0.1
		7,507,818	0.7
	Total Preferred Stock (Cost $6,216,683)	9,338,658	0.9
	Total Long-Term Investments (Cost $877,776,413)	1,035,837,129	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 1.0%
727,673 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $727,976, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $742,227, due 04/01/35-09/01/61)	727,673	0.1
2,401,266 (5)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,402,265, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,449,291, due 08/15/23-11/15/57)	2,401,266	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,401,266 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $2,402,286, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $2,449,297, due 07/28/23-06/21/28)	$2,401,266	0.2
2,401,266 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,402,265, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,449,291, due 07/31/23-05/20/53)	2,401,266	0.2
2,114,137 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $2,115,032, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,156,470, due 07/15/25-02/15/51)	2,114,137	0.2
	Total Repurchase Agreements (Cost $10,045,608)	10,045,608	1.0

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
1,224,123 (6)	T. Rowe Price Government Reserve Fund, 5.130% (Cost $1,224,123)	$1,224,123	0.1
	Total Short-Term Investments (Cost $11,269,731)	11,269,731	1.1
	Total Investments in Securities (Cost $889,046,144)	$1,047,106,860	100.9
	Liabilities in Excess of Other Assets	(9,274,693)	(0.9)
	Net Assets	$1,037,832,167	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $22,834,642 or 2.2% of net assets. Please refer to the table below for additional details.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$42,643,511	$—	$—	$42,643,511
Consumer Discretionary	138,281,815	—	—	138,281,815
Consumer Staples	32,284,234	—	—	32,284,234
Energy	36,208,482	—	10,872,000	47,080,482
Financials	81,298,235	—	—	81,298,235
Health Care	189,994,424	—	—	189,994,424
Industrials	214,006,487	—	—	214,006,487
Information Technology	231,360,599	—	2,623,984	233,984,583
Materials	23,407,709	—	—	23,407,709
Real Estate	22,288,491	—	—	22,288,491
Utilities	1,228,500	—	—	1,228,500
Total Common Stock	1,013,002,487	—	13,495,984	1,026,498,471
Preferred Stock	—	—	9,338,658	9,338,658
Short-Term Investments	1,224,123	10,045,608	—	11,269,731
Total Investments, at fair value	$1,014,226,610	$10,045,608	$22,834,642	$1,047,106,860

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,411	$662,747
Databricks, Inc.	7/24/2020	543,644	2,484,513
Databricks, Inc., Series F	10/22/2019	1,050,475	5,368,261
Databricks, Inc., Series G	2/1/2021	467,542	578,549
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,168,093
Tanium, Inc. - Series G	8/26/2015	1,757,213	1,561,008
Tanium, Inc. Class B	9/24/2020	360,385	139,471
See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Security	Acquisition Date	Acquisition Cost	Fair Value
Venture Global LNG, Inc. - Series B	3/8/2018	$132,880	$792,000
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	10,080,000
		$9,337,565	$22,834,642
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2023:
Investments, at fair value	Fair Value at June 30, 2023	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$13,495,984	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**
		Market Approach	Enterprise Value to Billings Multiple	5.4x	5.4x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	6.0x-7.2x	6.0x-7.2x	Increase
		Market Approach	Enterprise Value to Projected Gross Profit	15.8x-34.9x	15.8x-34.9x	Increase
		Market Approach	Enterprise Value to Projected Revenue	12.6x-25.2x	12.6x-25.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	5.1x-6.0x	5.1x-6.0x	Increase
Preferred Stocks	$9,338,658	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**
		Market Approach	Enterprise Value to Billings Multiple	5.4x	5.4x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value Multiple	0.5x	0.5x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	6.0x-7.2x	6.0x-7.2x	Increase
		Market Approach	Enterprise Value to Projected Gross Profit	15.8x-34.9x	15.8x-34.9x	Increase
		Market Approach	Enterprise Value to Projected Revenue	12.6x-25.2x	12.6x-25.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	5.1x-6.0x	5.1x-6.0x	Increase
		Market Approach	Enterprise Value to Sales Multiple	2.3x-3.0x	2.3x-3.0x	Increase
		Market Approach	Projected Enterprise Value to Sales Multiple	6.5x-7.9x	6.5x-7.9x	Increase
Total Investments, at fair value	$22,834,642

*
Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**
No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.

***
Unobservable inputs were weighted by the relative fair value of the instruments.

****
Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2022	$11,113,396	$8,421,317	$19,534,713
Purchases	—	—	—
Sales	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	2,382,588	917,341	3,299,929
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2023	$13,495,984	$9,338,658	$22,834,642
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023*****	$2,382,588	$917,341	$3,299,929

*****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $889,709,318.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$212,256,016
Gross Unrealized Depreciation	(54,858,475)
Net Unrealized Appreciation	$157,397,541
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 14.8%
680,209 (1)	Alphabet, Inc. - Class A	$81,421,017	5.4
166,499 (1)	Alphabet, Inc. - Class C	20,141,384	1.3
5,269 (1)(2)(3)	Epic Games, Inc.	3,639,035	0.2
126,424 (1)	Match Group, Inc.	5,290,845	0.4
183,137 (1)	Meta Platforms, Inc.	52,556,656	3.5
48,264 (1)	NetFlix, Inc.	21,259,809	1.4
361,858 (1)	Pinterest, Inc.	9,893,198	0.7
50,851 (1)	Spotify Technology SA	8,164,128	0.6
85,191 (1)	T-Mobile US, Inc.	11,833,030	0.8
105,591 (1)	Trade Desk, Inc./The	8,153,737	0.5
		222,352,839	14.8
	Consumer Discretionary: 14.2%
781,146 (1)	Amazon.com, Inc.	101,830,193	6.8
2,783 (1)	Booking Holdings, Inc.	7,515,018	0.5
7,593 (1)	Chipotle Mexican Grill, Inc.	16,241,427	1.1
454,254 (1)	Coupang, Inc.	7,904,020	0.5
39,142	Ferrari NV	12,729,370	0.8
46,518 (1)	Floor & Decor Holdings, Inc.	4,836,011	0.3
157,238 (1)	Las Vegas Sands Corp.	9,119,804	0.6
10,915 (1)	Lululemon Athletica, Inc.	4,131,327	0.3
848,061 (1)(4)	Rivian Automotive, Inc.	14,128,696	0.9
93,163	Ross Stores, Inc.	10,446,367	0.7
95,126 (1)	Tesla, Inc.	24,901,133	1.7
		213,783,366	14.2
	Consumer Staples: 1.5%
38,516	Constellation Brands, Inc.	9,479,943	0.6
33,080	Estee Lauder Cos., Inc.	6,496,250	0.4
47,551	Procter & Gamble Co.	7,215,389	0.5
		23,191,582	1.5
	Financials: 8.4%
1,669,750 (1)(2)(3)	Ant International Co., Limited - Class C	2,938,760	0.2
88,800	Charles Schwab Corp.	5,033,184	0.3
61,318	Chubb Ltd.	11,807,394	0.8
191,759 (1)	Fiserv, Inc.	24,190,398	1.6
31,282	Global Payments, Inc.	3,081,902	0.2
12,749 (1)(2)(3)	Maplebear, Inc., dba Instacart	414,343	0.0
666 (1)(2)(3)	Maplebear, Inc., dba Instacart - Non-Voting	21,645	0.0
89,474	Mastercard, Inc. - Class A	35,190,124	2.4
180,116	Visa, Inc. - Class A	42,773,948	2.9
		125,451,698	8.4
	Health Care: 12.3%
9,799 (1)	Align Technology, Inc.	3,465,318	0.2
20,221 (1)	Argenx SE ADR	7,880,730	0.5
243,544 (1)	Avantor, Inc.	5,002,394	0.3
46,149	Cigna Corp.	12,949,409	0.9
24,405	Danaher Corp.	5,857,200	0.4
76,037	Eli Lilly & Co.	35,659,832	2.4
20,754	HCA Healthcare, Inc.	6,298,424	0.4
28,317	Humana, Inc.	12,661,380	0.9
66,872 (1)	Intuitive Surgical, Inc.	22,866,212	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
43,072 (1)	Legend Biotech Corp. ADR	$2,973,260	0.2
17,422	McKesson Corp.	7,444,595	0.5
17,261	Stryker Corp.	5,266,159	0.4
4,200	Thermo Fisher Scientific, Inc.	2,191,350	0.2
84,549	UnitedHealth Group, Inc.	40,637,631	2.7
23,072 (1)	Vertex Pharmaceuticals, Inc.	8,119,268	0.5
28,283	Zoetis, Inc.	4,870,616	0.3
		184,143,778	12.3
	Industrials: 2.5%
54,142	Airbus SE	7,827,964	0.5
80,274 (1)	Ceridian HCM Holding, Inc.	5,375,950	0.4
8,251	Cintas Corp.	4,101,407	0.3
15,392	FedEx Corp.	3,815,677	0.3
20,790	Old Dominion Freight Line	7,687,102	0.5
103,508	TransUnion	8,107,782	0.5
		36,915,882	2.5
	Information Technology: 43.9%
34,648	Accenture PLC	10,691,680	0.7
192,155 (1)	Advanced Micro Devices, Inc.	21,888,376	1.5
1,576	Amphenol Corp.	133,881	0.0
829,270	Apple, Inc.	160,853,502	10.7
29,363	ASML Holding NV - NY Reg	21,280,834	1.4
20,072 (1)	Atlassian Corp.	3,368,282	0.2
152,604 (1)	Dynatrace, Inc.	7,854,528	0.5
67,009	Intuit, Inc.	30,702,854	2.0
13,819	Lam Research Corp.	8,883,682	0.6
7,871 (1)(2)(3)	Magic Leap, Inc. - Class A	151,138	0.0
126,380	Marvell Technology, Inc.	7,554,996	0.5
614,563	Microsoft Corp.	209,283,284	14.0
4,798 (1)	Monday.com Ltd.	821,514	0.1
10,754 (1)	MongoDB, Inc.	4,419,787	0.3
209,441	Nvidia Corp.	88,597,732	5.9
33,034	Roper Technologies, Inc.	15,882,747	1.1
85,703 (1)	Salesforce, Inc.	18,105,616	1.2
38,790 (1)	ServiceNow, Inc.	21,798,816	1.5
126,387 (1)	Shopify, Inc.	8,164,600	0.5
51,440 (1)(2)(3)	Stripe, Inc. - Class B	1,035,487	0.1
41,033 (1)	Teledyne Technologies, Inc.	16,869,077	1.1
		658,342,413	43.9
	Materials: 0.6%
24,572	Linde PLC	9,363,898	0.6
	Total Common Stock (Cost $1,073,722,054)	1,473,545,456	98.2
PREFERRED STOCK: 1.4%
	Consumer Discretionary: 0.7%
63,083	Dr Ing hc F Porsche AG	7,836,737	0.5
38,487 (1)(2)(3)	Rappi, Inc. - Series E	1,385,917	0.1
37,201 (1)(2)(3)	Sila Nanotechnologies, Inc., Series F	754,436	0.1
18,931 (1)(2)(3)	Waymo LLC., Series A-2	722,028	0.0
		10,699,118	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Financials: 0.1%
1,855 (1)(2)(3)	Maplebear, Inc., dba Instacart - Series A	$60,288	0.0
26,036 (1)(2)(3)	Maplebear, Inc., dba Instacart - Series G	846,170	0.1
		906,458	0.1
	Health Care: 0.4%
17,431 (4)	Sartorius AG	6,039,137	0.4

	Industrials: 0.2%
159,700 (1)(2)(3)	GM Cruise Holdings, LLC - Class F	2,711,706	0.2
132,943 (1)(2)(3)	Nuro, Inc. - Series C	824,247	0.0
		3,535,953	0.2
	Total Preferred Stock (Cost $23,244,201)	21,180,666	1.4
	Total Long-Term Investments (Cost $1,096,966,255)	1,494,726,122	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.8%
164,405 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $164,473, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $167,693, due 04/01/35- 09/01/61)	164,405	0.0
2,069,606 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,070,470, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,110,998, due 10/13/23-02/20/73)	2,069,606	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,566,549 (5)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,567,201, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,597,880, due 08/15/23-11/15/57)	$1,566,549	0.1
2,916,654 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $2,917,893, collateralized by various U.S. Government Agency Obligations, 0.000%- 5.050%, Market Value plus accrued interest $2,974,994, due 07/28/23-06/21/28)	2,916,654	0.2
2,916,654 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,917,867, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,974,987, due 07/31/23-05/20/53)	2,916,654	0.2
2,567,756 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $2,568,843, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,619,172, due 07/15/25-02/15/51)	2,567,756	0.2
	Total Repurchase Agreements (Cost $12,201,624)	12,201,624	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Geographic Diversification as of June 30, 2023 (as a percentage of net assets)

United States	92.5%
Netherlands	2.4%
Germany	0.9%
Italy	0.8%
Canada	0.8%
Switzerland	0.8%
Sweden	0.6%
South Korea	0.5%
China	0.2%
Israel	0.1%
Assets in Excess of Other Liabilities,*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
3,847,344 (6)	T. Rowe Price Government Reserve Fund, 5.130% (Cost $3,847,344)	$3,847,344	0.3
	Total Short-Term Investments (Cost $16,048,968)	16,048,968	1.1
	Total Investments in Securities (Cost $1,113,015,223)	$1,510,775,090	100.7
	Liabilities in Excess of Other Assets	(11,172,214)	(0.7)
	Net Assets	$1,499,602,876	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $15,505,200 or 1.0% of net assets. Please refer to the table below for additional details.

(4)
Security, or a portion of the security, is on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$218,713,804	$—	$3,639,035	$222,352,839
Consumer Discretionary	213,783,366	—	—	213,783,366
Consumer Staples	23,191,582	—	—	23,191,582
Financials	122,076,950	—	3,374,748	125,451,698
Health Care	184,143,778	—	—	184,143,778
Industrials	29,087,918	7,827,964	—	36,915,882
Information Technology	657,155,788	—	1,186,625	658,342,413
Materials	9,363,898	—	—	9,363,898
Total Common Stock	1,457,517,084	7,827,964	8,200,408	1,473,545,456
Preferred Stock	—	13,875,874	7,304,792	21,180,666
Short-Term Investments	3,847,344	12,201,624	—	16,048,968
Total Investments, at fair value	$1,461,364,428	$33,905,462	$15,505,200	$1,510,775,090

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited- Class C	6/7/2018	$6,364,043	$2,938,760
Epic Games, Inc.	6/18/2020	3,029,675	3,639,035
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	2,711,706
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	151,138
Maplebear, Inc., dba Instacart	8/7/2020	590,711	414,343
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	21,645
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	60,288
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	846,170
Nuro, Inc. - Series C	10/30/2020	1,735,518	824,247
Rappi, Inc. - Series E	9/8/2020	2,299,446	1,385,917
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	754,436
Stripe, Inc. - Class B	12/17/2019	807,093	1,035,487
Waymo LLC., Series A-2	5/8/2020	1,625,552	722,028
		$26,123,079	$15,505,200
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2023:
Investments, at fair value	Fair Value at June 30, 2023	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$8,200,408	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**
		Market Approach	Enterprise Value to Sales Multiple	3.4x	3.4x	Increase
		Market Approach	Price to Earnings Multiple	8.4x-17.3x	8.4x-17.3x	Increase
Preferred Stocks	$7,304,792	Market Approach	Recent Comparable Transaction Price(s)	—**	—**	—**
		Market Approach	Discount based on Public Comparables	0.7%	0.7%	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.5x	0.5x	Increase
		Market Approach	Enterprise Value to Sales Multiple	2.3x-3.0.x	2.3x-3.0.x	Increase
		Market Approach	Enterprise Value to Sales Multiple	1.4x	1.4x	Increase
		Market Approach	Projected Enterprise Value to Sales Multiple	1.7x-10.x	1.7x-10.x	Increase
		Market Approach	Projected Enterprise Value to Sales Multiple	2.9x-10.x	2.9x-10.x	Increase
Total Investments, at fair value	$15,505,200

*
Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**
No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.

***
Unobservable inputs were weighted by the relative fair value of the instruments.

****
Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2022	$8,947,632	$9,882,742	$18,830,374
Purchases	—	—	—
Sales	(150,650)	—	(150,650)
Total realized gain (loss)	(14,703)	—	(14,703)
Net change in unrealized appreciation (depreciation)*****	(581,871)	(2,577,950)	(3,159,821)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2023	$8,200,408	$7,304,792	$15,505,200
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023*****	$(581,871)	$(2,577,950)	$(3,159,821)

*****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,119,277,455.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$439,431,954
Gross Unrealized Depreciation	(47,933,800)
Net Unrealized Appreciation	$391,498,154

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VSPAR-VPI   (0623-082123)

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio	■ Voya Solution 2065 Portfolio
■ Voya Solution 2030 Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,129.70	0.90%	$4.75	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,132.40	0.40	2.11	1,000.00	1,022.81	0.40	2.01
Class R6	1,000.00	1,133.30	0.31	1.64	1,000.00	1,023.26	0.31	1.56
Class S	1,000.00	1,130.90	0.65	3.43	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,129.60	0.80	4.22	1,000.00	1,020.83	0.80	4.01
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,094.00	0.83%	$4.31	$1,000.00	$1,020.68	0.83%	$4.16
Class I	1,000.00	1,097.70	0.33	1.72	1,000.00	1,023.16	0.33	1.66
Class R6	1,000.00	1,097.70	0.28	1.46	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,097.50	0.58	3.02	1,000.00	1,021.92	0.58	2.91
Class S2	1,000.00	1,095.20	0.73	3.79	1,000.00	1,021.17	0.73	3.66
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,044.60	0.75%	$3.80	$1,000.00	$1,021.08	0.75%	$3.76
Class I	1,000.00	1,047.40	0.25	1.27	1,000.00	1,023.55	0.25	1.25
Class R6	1,000.00	1,046.30	0.25	1.27	1,000.00	1,023.55	0.25	1.25
Class S	1,000.00	1,046.60	0.50	2.54	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,045.10	0.65	3.30	1,000.00	1,021.57	0.65	3.26
1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,058.10	0.76%	$3.88	$1,000.00	$1,021.03	0.76%	$3.81
Class I	1,000.00	1,059.50	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,058.00	0.51	2.60	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	1,057.60	0.66	3.37	1,000.00	1,021.52	0.66	3.31
Class T	1,000.00	1,056.60	0.96	4.90	1,000.00	1,020.03	0.96	4.81
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,113.30	0.75%	$3.93	$1,000.00	$1,021.08	0.75%	$3.76
Class I	1,000.00	1,115.90	0.25	1.31	1,000.00	1,023.55	0.25	1.25
Class R6	1,000.00	1,116.10	0.25	1.31	1,000.00	1,023.55	0.25	1.25
Class S	1,000.00	1,114.80	0.50	2.62	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,113.60	0.65	3.41	1,000.00	1,021.57	0.65	3.26
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,062.10	0.78%	$3.99	$1,000.00	$1,020.93	0.78%	$3.91
Class I	1,000.00	1,066.00	0.28	1.43	1,000.00	1,023.41	0.28	1.40
Class R6	1,000.00	1,066.00	0.28	1.43	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,064.40	0.53	2.71	1,000.00	1,022.17	0.53	2.66
Class S2	1,000.00	1,064.50	0.68	3.48	1,000.00	1,021.42	0.68	3.41
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,079.50	0.76%	$3.92	$1,000.00	$1,021.03	0.76%	$3.81
Class I	1,000.00	1,082.10	0.26	1.34	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,081.30	0.51	2.63	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	1,081.00	0.66	3.41	1,000.00	1,021.52	0.66	3.31
Class T	1,000.00	1,078.00	0.96	4.95	1,000.00	1,020.03	0.96	4.81
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,092.90	0.74%	$3.84	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,095.40	0.24	1.25	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,094.00	0.49	2.54	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,093.10	0.64	3.32	1,000.00	1,021.62	0.64	3.21
Class T	1,000.00	1,090.20	0.94	4.87	1,000.00	1,020.13	0.94	4.71
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,107.20	0.73%	$3.81	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,109.50	0.23	1.20	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,108.20	0.48	2.51	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,107.40	0.63	3.29	1,000.00	1,021.67	0.63	3.16
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,118.30	0.72%	$3.78	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,121.70	0.22	1.16	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,120.40	0.47	2.47	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,119.50	0.62	3.26	1,000.00	1,021.72	0.62	3.11
Class T	1,000.00	1,116.90	0.92	4.83	1,000.00	1,020.23	0.92	4.61
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,123.80	0.71%	$3.74	$1,000.00	$1,021.27	0.71%	$3.56
Class I	1,000.00	1,126.90	0.21	1.11	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	1,125.70	0.46	2.42	1,000.00	1,022.51	0.46	2.31
Class S2	1,000.00	1,126.10	0.61	3.22	1,000.00	1,021.77	0.61	3.06
Class T	1,000.00	1,123.20	0.91	4.79	1,000.00	1,020.28	0.91	4.56
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,128.00	0.73%	$3.85	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,131.50	0.23	1.22	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,129.40	0.48	2.53	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,129.60	0.63	3.33	1,000.00	1,021.67	0.63	3.16
Class T	1,000.00	1,126.20	0.93	4.90	1,000.00	1,020.18	0.93	4.66
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,128.00	0.74%	$3.90	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,131.30	0.24	1.27	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,130.50	0.49	2.59	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,129.10	0.64	3.38	1,000.00	1,021.62	0.64	3.21
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$1,128.40	0.74%	$3.91	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,132.40	0.24	1.27	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,129.80	0.49	2.59	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,130.40	0.64	3.38	1,000.00	1,021.62	0.64	3.21
Class T	1,000.00	1,128.60	0.94	4.96	1,000.00	1,020.13	0.94	4.71
Voya Solution 2065 Portfolio
Class ADV	$1,000.00	$1,129.40	0.75%	$3.96	$1,000.00	$1,021.08	0.75%	$3.76
Class I	1,000.00	1,132.30	0.25	1.32	1,000.00	1,023.55	0.25	1.25
Class S	1,000.00	1,131.50	0.50	2.64	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,130.30	0.65	3.43	1,000.00	1,021.57	0.65	3.26
Class T	1,000.00	1,128.10	0.95	5.01	1,000.00	1,020.08	0.95	4.76

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$30,983,553	$48,391,949	$14,847,309	$168,310,540
Investments in unaffiliated underlying funds at fair value**	603,711	938,465	1,089,193	24,868,902
Cash	10,689	20,604	19,290	441,505
Receivables:
Investments in affiliated underlying funds sold	—	—	7,914	—
Investments in unaffiliated underlying funds sold	—	927,760	304,709	3,860,595
Fund shares sold	40,868	43,214	1,432	147,919
Interest	13	38	38	716
Prepaid expenses	10	8	6	33
Reimbursement due from Investment Adviser	722	—	2,632	25,179
Other assets	402	1,720	522	20,733
Total assets	31,639,968	50,323,758	16,273,045	197,676,122
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	40,447	43,215	—	135,136
Payable for investments in unaffiliated underlying funds purchased	—	928,996	305,137	3,865,724
Payable for fund shares redeemed	426	—	9,347	12,786
Payable for investment management fees	5,121	8,137	2,831	36,039
Payable for distribution and shareholder service fees	2,253	6,930	1,732	55,744
Payable for directors fees	74	121	39	508
Payable to directors under the deferred compensation plan (Note 6)	402	1,720	522	20,733
Other accrued expenses and liabilities	4,228	18,024	9,901	100,604
Total liabilities	52,951	1,007,143	329,509	4,227,274
NET ASSETS	$31,587,017	$49,316,615	$15,943,536	$193,448,848
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,978,431	$50,760,222	$17,420,580	$212,234,702
Total distributable loss	(391,414)	(1,443,607)	(1,477,044)	(18,785,854)
NET ASSETS	$31,587,017	$49,316,615	$15,943,536	$193,448,848
* Cost of investments in affiliated underlying funds	$30,190,096	$48,936,024	$15,369,219	$181,733,990
** Cost of investments in unaffiliated underlying funds	$486,308	$928,996	$1,101,729	$24,162,560
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$3,251,490	$8,521,273	$2,872,589	$99,425,366
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	262,795	975,550	299,325	10,118,467
Net asset value and redemption price per share	$12.37	$8.73	$9.60	$9.83
Class I
Net assets	$1,044,557	$4,053,620	$411,128	$23,153,131
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	81,397	440,176	42,313	2,280,199
Net asset value and redemption price per share	$12.83	$9.21	$9.72	$10.15
Class R6
Net assets	$23,539,688	$20,312,682	$10,305,831	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,833,017	2,204,746	1,061,001	n/a
Net asset value and redemption price per share	$12.84	$9.21	$9.71	n/a
Class S
Net assets	$2,022,515	$15,349,834	$1,734,629	$67,527,744
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	160,372	1,727,365	179,658	6,723,629
Net asset value and redemption price per share	$12.61	$8.89	$9.66	$10.04
Class S2
Net assets	$1,728,767	$1,079,206	$619,359	$3,274,962
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	140,636	121,762	65,195	336,590
Net asset value and redemption price per share	$12.29	$8.86	$9.50	$9.73
Class T
Net assets	n/a	n/a	n/a	$67,645
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	6,251
Net asset value and redemption price per share	n/a	n/a	n/a	$10.82
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$451,692,097	$29,009,534	$404,158,606	$42,865,863
Investments in unaffiliated underlying funds at fair value**	15,997,174	1,656,144	47,704,389	4,014,199
Cash	316,363	40,302	946,139	55,116
Cash collateral for futures contracts	499,840	—	—	—
Receivables:
Investments in affiliated underlying funds sold	376,969	—	234,766	—
Investments in unaffiliated underlying funds sold	4,351,690	649,605	8,770,732	906,394
Fund shares sold	120,105	33,730	260,586	32,005
Interest	505	64	1,461	74
Prepaid expenses	73	7	73	7
Reimbursement due from Investment Adviser	—	3,238	48,891	5,729
Other assets	31,060	1,212	34,239	775
Total assets	473,385,876	31,393,836	462,159,882	47,880,162
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	33,742	24	7,364
Payable for investments in unaffiliated underlying funds purchased	4,357,516	650,461	8,782,449	907,614
Payable for fund shares redeemed	497,074	—	495,353	24,641
Variation margin payable on futures contracts	17,750	—	—	—
Payable for investment management fees	78,678	5,318	82,265	8,316
Payable for distribution and shareholder service fees	92,504	5,021	121,472	12,396
Payable for directors fees	1,148	82	1,157	121
Payable to directors under the deferred compensation plan (Note 6)	31,060	1,212	34,239	775
Other accrued expenses and liabilities	91,682	24,864	140,270	50,675
Total liabilities	5,167,412	720,700	9,657,229	1,011,902
NET ASSETS	$468,218,464	$30,673,136	$452,502,653	$46,868,260
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$457,453,427	$33,667,659	$489,515,365	$50,724,678
Total distributable earnings (loss)	10,765,037	(2,994,523)	(37,012,712)	(3,856,418)
NET ASSETS	$468,218,464	$30,673,136	$452,502,653	$46,868,260
* Cost of investments in affiliated underlying funds	$457,826,471	$30,173,654	$424,632,263	$42,972,506
** Cost of investments in unaffiliated underlying funds	$14,128,204	$1,668,647	$45,356,494	$3,748,754
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
Class ADV
Net assets	$20,366,998	$3,768,657	$172,588,300	$21,300,491
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,819,187	432,025	19,252,637	1,631,259
Net asset value and redemption price per share	$11.20	$8.72	$8.96	$13.06
Class I
Net assets	$4,987,945	$175,583	$37,553,772	$7,803,218
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	431,980	19,059	4,011,651	571,122
Net asset value and redemption price per share	$11.55	$9.21	$9.36	$13.66
Class R6
Net assets	$28,486,629	$10,446,289	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	2,469,390	1,134,474	n/a	n/a
Net asset value and redemption price per share	$11.54	$9.21	n/a	n/a
Class S
Net assets	$413,199,897	$14,925,421	$234,599,962	$17,035,012
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,366,607	1,670,560	25,566,027	1,261,954
Net asset value and redemption price per share	$11.36	$8.93	$9.18	$13.50
Class S2
Net assets	$1,176,995	$1,357,186	$7,471,407	$725,594
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	103,500	155,114	848,365	54,683
Net asset value and redemption price per share	$11.37	$8.75	$8.81	$13.27
Class T
Net assets	n/a	n/a	$289,212	$3,945
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	29,865	302
Net asset value and redemption price per share	n/a	n/a	$9.68	$13.05
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$520,610,306	$35,289,896	$414,077,556	$30,113,158
Investments in unaffiliated underlying funds at fair value**	33,305,958	3,322,770	23,886,282	2,618,768
Cash	552,294	42,810	230,936	36,983
Cash collateral for futures contracts	919,820	—	946,440	—
Receivables:
Investments in affiliated underlying funds sold	—	—	119,104	—
Investments in unaffiliated underlying funds sold	2,612,866	742,493	—	621,830
Fund shares sold	311,082	61,026	167,228	85,978
Interest	634	37	410	32
Prepaid expenses	85	5	66	11
Reimbursement due from Investment Adviser	51,406	7,270	71,687	7,503
Other assets	32,368	606	22,918	482
Total assets	558,396,819	39,466,913	439,522,627	33,484,745
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	142,909	25,953	—	85,983
Payable for investments in unaffiliated underlying funds purchased	2,616,371	743,474	—	622,664
Payable for fund shares redeemed	168,169	35,075	286,331	—
Variation margin payable on futures contracts	35,125	—	35,250	—
Payable for investment management fees	96,078	6,825	75,236	5,765
Payable for distribution and shareholder service fees	138,792	9,498	106,613	8,155
Payable for directors fees	1,379	99	1,080	84
Payable to directors under the deferred compensation plan (Note 6)	32,368	606	22,918	482
Other accrued expenses and liabilities	118,560	15,689	67,886	14,676
Total liabilities	3,349,751	837,219	595,314	737,809
NET ASSETS	$555,047,068	$38,629,694	$438,927,313	$32,746,936
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$565,413,398	$40,414,506	$441,360,683	$33,606,651
Total distributable loss	(10,366,330)	(1,784,812)	(2,433,370)	(859,715)
NET ASSETS	$555,047,068	$38,629,694	$438,927,313	$32,746,936
* Cost of investments in affiliated underlying funds	$537,029,069	$34,122,772	$423,854,823	$28,350,550
** Cost of investments in unaffiliated underlying funds	$27,773,810	$2,936,428	$19,599,127	$2,296,240
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
Class ADV
Net assets	$171,954,441	$14,507,072	$126,800,848	$13,641,414
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,296,115	1,051,025	13,686,834	961,254
Net asset value and redemption price per share	$9.40	$13.80	$9.26	$14.19
Class I
Net assets	$51,682,654	$7,332,315	$44,336,083	$6,341,972
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,258,284	506,786	4,538,177	423,707
Net asset value and redemption price per share	$9.83	$14.47	$9.77	$14.97
Class S
Net assets	$321,129,183	$14,833,529	$261,057,557	$11,942,230
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	33,352,524	1,041,882	27,511,270	814,377
Net asset value and redemption price per share	$9.63	$14.24	$9.49	$14.66
Class S2
Net assets	$10,280,790	$1,952,607	$6,668,329	$816,975
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,133,793	140,772	732,306	56,830
Net asset value and redemption price per share	$9.07	$13.87	$9.11	$14.38
Class T
Net assets	n/a	$4,171	$64,496	$4,345
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	301	6,488	302
Net asset value and redemption price per share	n/a	$13.85	$9.94	$14.37
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$146,692,815	$23,650,030	$9,514,291
Investments in unaffiliated underlying funds at fair value**	8,566,251	1,912,541	857,722
Cash	89,583	31,485	12,015
Cash collateral for futures contracts	322,630	—	—
Receivables:
Investments in affiliated underlying funds sold	79,308	—	—
Fund shares sold	143,701	122,252	44,657
Interest	146	24	9
Prepaid expenses	24	5	—
Reimbursement due from Investment Adviser	20,243	888	—
Other assets	5,156	277	22
Total assets	155,919,857	25,717,502	10,428,716
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	122,259	44,660
Payable for fund shares redeemed	222,998	—	—
Variation margin payable on futures contracts	10,500	—	—
Payable for investment management fees	26,706	4,659	5,649
Payable for distribution and shareholder service fees	37,757	6,127	2,021
Payable for directors fees	386	65	23
Payable to directors under the deferred compensation plan (Note 6)	5,156	277	22
Other accrued expenses and liabilities	21,058	6,299	9,308
Total liabilities	324,561	139,686	61,683
NET ASSETS	$155,595,296	$25,577,816	$10,367,033
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$158,688,749	$26,487,553	$10,864,434
Total distributable loss	(3,093,453)	(909,737)	(497,401)
NET ASSETS	$155,595,296	$25,577,816	$10,367,033
* Cost of investments in affiliated underlying funds	$146,283,731	$22,526,797	$9,030,364
** Cost of investments in unaffiliated underlying funds	$7,043,963	$1,741,032	$761,083
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
Class ADV
Net assets	$49,430,647	$10,006,495	$2,358,374
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,635,638	956,245	234,863
Net asset value and redemption price per share	$10.66	$10.46	$10.04
Class I
Net assets	$20,566,209	$5,481,931	$2,606,141
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,835,912	508,464	257,973
Net asset value and redemption price per share	$11.20	$10.78	$10.10
Class S
Net assets	$82,412,942	$9,291,192	$5,222,560
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,608,593	882,273	518,620
Net asset value and redemption price per share	$10.83	$10.53	$10.07
Class S2
Net assets	$3,185,498	$793,129	$176,256
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	295,922	75,644	17,522
Net asset value and redemption price per share	$10.76	$10.49	$10.06
Class T
Net assets	n/a	$5,069	$3,702
Shares authorized	n/a	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	486	369
Net asset value and redemption price per share	n/a	$10.44	$10.04
See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$35,582	$226,525	$170,622	$1,674,923
Dividends from unaffiliated underlying funds	13,086	17,816	12,279	253,496
Interest	382	431	302	10,335
Other	69	116	37	488
Total investment income	49,119	244,888	183,240	1,939,242
EXPENSES:
Investment management fees	30,923	50,551	17,051	228,410
Distribution and shareholder service fees:
Class ADV	7,988	21,142	7,636	253,602
Class S	2,327	18,380	2,234	88,860
Class S2	3,120	2,160	1,850	6,441
Class T	—	—	—	230
Transfer agent fees:
Class ADV	2,781	2,474	1,286	23,396
Class I	892	1,178	175	5,910
Class R6	298	39	102	—
Class S	1,620	4,318	753	16,395
Class S2	1,361	316	389	743
Class T	—	—	—	15
Shareholder reporting expense	181	543	181	2,715
Professional fees	3,239	4,163	2,398	15,928
Custody and accounting expense	4,887	5,973	4,887	10,860
Directors fees	366	608	197	2,541
Miscellaneous expense	4,471	5,598	5,317	11,228
Interest expense	—	—	—	299
Total expenses	64,454	117,443	44,456	667,573
Waived and reimbursed fees	(2,865)	—	(12,928)	(54,257)
Net expenses	61,589	117,443	31,528	613,316
Net investment income (loss)	(12,470)	127,445	151,712	1,325,926
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,492,774)	(2,971,947)	(794,698)	(5,933,263)
Sale of unaffiliated underlying funds	(388,323)	(721,590)	(182,693)	(3,433,623)
Capital gain distributions from affiliated underlying funds	81,147	96,807	20,060	346,128
Futures	—	—	—	(354,013)
Net realized loss	(1,799,950)	(3,596,730)	(957,331)	(9,374,771)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	4,933,818	7,159,154	1,300,844	15,080,124
Unaffiliated underlying funds	546,919	834,820	227,035	4,501,232
Futures	—	—	—	(21,843)
Net change in unrealized appreciation (depreciation)	5,480,737	7,993,974	1,527,879	19,559,513
Net realized and unrealized gain	3,680,787	4,397,244	570,548	10,184,742
Increase in net assets resulting from operations	$3,668,317	$4,524,689	$722,260	$11,510,668
See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$965,682	$288,921	$2,644,812	$213,284
Dividends from unaffiliated underlying funds	243,509	20,699	540,600	51,335
Interest	25,912	503	22,807	1,047
Other	1,092	79	1,106	116
Total investment income	1,236,195	310,202	3,209,325	265,782
EXPENSES:
Investment management fees	482,323	35,127	513,499	52,973
Distribution and shareholder service fees:
Class ADV	49,662	11,669	430,701	53,614
Class S	503,351	18,395	294,896	21,792
Class S2	2,114	5,434	14,380	1,304
Class T	—	—	977	14
Transfer agent fees:
Class ADV	591	1,759	37,755	5,379
Class I	145	161	9,380	2,135
Class R6	22	17	—	—
Class S	12,016	5,549	51,701	4,373
Class S2	31	1,023	1,576	385
Class T	—	—	61	3
Shareholder reporting expense	4,706	1,448	6,878	253
Professional fees	31,675	4,163	30,770	5,973
Custody and accounting expense	20,815	5,068	15,928	5,973
Directors fees	5,744	411	5,781	606
Miscellaneous expense	15,800	4,899	16,540	5,703
Interest expense	1,813	—	589	—
Total expenses	1,130,808	95,123	1,431,412	160,480
Waived and reimbursed fees	—	(13,429)	(87,630)	(25,420)
Net expenses	1,130,808	81,694	1,343,782	135,060
Net investment income	105,387	228,508	1,865,543	130,722
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(9,822,615)	(2,087,624)	(21,927,978)	(3,759,259)
Sale of unaffiliated underlying funds	(6,165,938)	(497,633)	(5,459,776)	(642,503)
Capital gain distributions from affiliated underlying funds	910,407	62,912	674,142	69,998
Futures	(1,216,641)	—	(793,782)	—
Net realized loss	(16,294,787)	(2,522,345)	(27,507,394)	(4,331,764)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	58,203,245	3,797,311	53,368,755	7,578,588
Unaffiliated underlying funds	8,123,539	589,806	8,139,045	904,722
Futures	(200,762)	—	(34,296)	—
Net change in unrealized appreciation (depreciation)	66,126,022	4,387,117	61,473,504	8,483,310
Net realized and unrealized gain	49,831,235	1,864,772	33,966,110	4,151,546
Increase in net assets resulting from operations	$49,936,622	$2,093,280	$35,831,653	$4,282,268
See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,641,240	$64,238	$416,719	$15,710
Dividends from unaffiliated underlying funds	460,366	47,465	332,694	36,649
Interest	32,480	769	33,970	704
Other	1,313	95	1,027	80
Total investment income	2,135,399	112,567	784,410	53,143
EXPENSES:
Investment management fees	590,659	43,933	460,802	36,747
Distribution and shareholder service fees:
Class ADV	421,110	36,473	310,297	32,740
Class S	388,998	18,368	312,823	14,709
Class S2	19,576	3,489	12,301	1,388
Class T	—	14	212	14
Transfer agent fees:
Class ADV	48,521	7,031	46,632	10,253
Class I	16,594	3,949	17,914	5,967
Class S	89,645	7,110	94,023	9,211
Class S2	2,820	846	2,309	543
Class T	—	4	45	7
Shareholder reporting expense	6,516	362	7,240	362
Professional fees	35,295	4,073	28,598	3,077
Custody and accounting expense	19,910	5,430	17,557	5,068
Directors fees	6,896	497	5,400	419
Miscellaneous expense	15,889	6,553	11,571	6,488
Interest expense	801	—	1,049	—
Total expenses	1,663,230	138,132	1,328,773	126,993
Waived and reimbursed fees	(198,490)	(36,104)	(238,402)	(39,775)
Net expenses	1,464,740	102,028	1,090,371	87,218
Net investment income (loss)	670,659	10,539	(305,961)	(34,075)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(17,146,663)	(3,481,706)	(17,639,137)	(3,028,410)
Sale of unaffiliated underlying funds	(7,003,564)	(592,427)	(5,187,037)	(333,984)
Capital gain distributions from affiliated underlying funds	805,702	76,248	789,313	60,564
Futures	(1,720,104)	—	(1,535,241)	—
Net realized loss	(25,064,629)	(3,997,885)	(23,572,102)	(3,301,830)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	69,922,919	7,549,434	67,165,818	6,819,823
Unaffiliated underlying funds	10,883,005	887,635	8,054,412	570,469
Futures	(352,827)	—	(349,453)	—
Net change in unrealized appreciation (depreciation)	80,453,097	8,437,069	74,870,777	7,390,292
Net realized and unrealized gain	55,388,468	4,439,184	51,298,675	4,088,462
Increase in net assets resulting from operations	$56,059,127	$4,449,723	$50,992,714	$4,054,387
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$57,824	$6,404	$2,336
Dividends from unaffiliated underlying funds	115,409	29,428	10,980
Interest	12,537	553	112
Other	368	62	21
Total investment income	186,138	36,447	13,449
EXPENSES:
Investment management fees	164,190	28,216	10,196
Distribution and shareholder service fees:
Class ADV	119,401	23,962	5,509
Class S	100,077	11,518	5,589
Class S2	6,127	1,478	306
Class T	—	16	11
Transfer agent fees:
Class ADV	26,337	11,351	2,028
Class I	12,249	7,053	2,191
Class S	44,147	10,912	4,113
Class S2	1,691	875	140
Class T	—	6	7
Shareholder reporting expense	1,810	181	724
Professional fees	10,498	2,114	2,172
Custody and accounting expense	6,335	5,068	4,525
Directors fees	1,930	322	116
Miscellaneous expense	5,596	5,637	5,167
Interest expense	341	—	—
Total expenses	500,729	108,709	42,794
Waived and reimbursed fees	(89,653)	(40,901)	(19,949)
Net expenses	411,076	67,808	22,845
Net investment loss	(224,938)	(31,361)	(9,396)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(8,009,828)	(1,997,186)	(419,389)
Sale of unaffiliated underlying funds	(996,970)	(187,041)	(66,543)
Capital gain distributions from affiliated underlying funds	283,153	47,002	17,682
Futures	(448,314)	—	—
Net realized loss	(9,171,959)	(2,137,225)	(468,250)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	26,178,800	4,931,177	1,473,379
Unaffiliated underlying funds	2,016,331	360,548	127,843
Futures	(121,883)	—	—
Net change in unrealized appreciation (depreciation)	28,073,248	5,291,725	1,601,222
Net realized and unrealized gain	18,901,289	3,154,500	1,132,972
Increase in net assets resulting from operations	$18,676,351	$3,123,139	$1,123,576
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(12,470)	$294,410	$127,445	$624,079
Net realized gain (loss)	(1,799,950)	941,184	(3,596,730)	2,521,921
Net change in unrealized appreciation (depreciation)	5,480,737	(8,062,053)	7,993,974	(14,262,676)
Increase (decrease) in net assets resulting from operations	3,668,317	(6,826,459)	4,524,689	(11,116,676)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(668,637)	—	(1,517,139)
Class I	—	(170,848)	—	(660,759)
Class R6	—	(3,534,289)	—	(3,191,580)
Class S	—	(608,279)	—	(2,916,322)
Class S2	—	(263,460)	—	(162,982)
Total distributions	—	(5,245,513)	—	(8,448,782)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,673,972	9,777,325	2,608,445	6,847,228
Reinvestment of distributions	—	5,245,513	—	8,448,782
	3,673,972	15,022,838	2,608,445	15,296,010
Cost of shares redeemed	(4,357,974)	(6,163,970)	(6,615,764)	(11,278,510)
Net increase (decrease) in net assets resulting from capital share transactions	(684,002)	8,858,868	(4,007,319)	4,017,500
Net increase (decrease) in net assets	2,984,315	(3,213,104)	517,370	(15,547,958)
NET ASSETS:
Beginning of year or period	28,602,702	31,815,806	48,799,245	64,347,203
End of year or period	$31,587,017	$28,602,702	$49,316,615	$48,799,245
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$151,712	$261,987	$1,325,926	$3,346,293
Net realized gain (loss)	(957,331)	(262,201)	(9,374,771)	2,047,281
Net change in unrealized appreciation (depreciation)	1,527,879	(2,333,015)	19,559,513	(46,679,210)
Increase (decrease) in net assets resulting from operations	722,260	(2,333,229)	11,510,668	(41,285,636)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(404,642)	—	(16,285,351)
Class I	—	(12,040)	—	(4,639,474)
Class R6	—	(985,167)	—	—
Class S	—	(214,009)	—	(11,265,563)
Class S2	—	(123,465)	—	(499,785)
Class T	—	—	—	(13,497)
Total distributions	—	(1,739,323)	—	(32,703,670)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,399,734	5,574,904	4,146,774	9,445,664
Reinvestment of distributions	—	1,739,323	—	32,703,229
	3,399,734	7,314,227	4,146,774	42,148,893
Cost of shares redeemed	(4,011,955)	(5,156,578)	(28,675,071)	(45,101,137)
Net increase (decrease) in net assets resulting from capital share transactions	(612,221)	2,157,649	(24,528,297)	(2,952,244)
Net increase (decrease) in net assets	110,039	(1,914,903)	(13,017,629)	(76,941,550)
NET ASSETS:
Beginning of year or period	15,833,497	17,748,400	206,466,477	283,408,027
End of year or period	$15,943,536	$15,833,497	$193,448,848	$206,466,477
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$105,387	$4,986,776	$228,508	$545,521
Net realized gain (loss)	(16,294,787)	31,949,389	(2,522,345)	238,739
Net change in unrealized appreciation (depreciation)	66,126,022	(150,847,283)	4,387,117	(7,594,995)
Increase (decrease) in net assets resulting from operations	49,936,622	(113,911,118)	2,093,280	(6,810,735)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,961,693)	—	(825,262)
Class I	—	(749,224)	—	(28,238)
Class R6	—	(4,855,809)	—	(1,484,083)
Class S	—	(75,915,836)	—	(2,600,087)
Class S2	—	(188,707)	—	(585,512)
Total distributions	—	(85,671,269)	—	(5,523,182)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,687,135	11,155,046	2,254,108	6,858,009
Reinvestment of distributions	—	85,671,269	—	5,523,182
	6,687,135	96,826,315	2,254,108	12,381,191
Cost of shares redeemed	(36,979,327)	(74,441,619)	(8,566,597)	(8,088,901)
Net increase (decrease) in net assets resulting from capital share transactions	(30,292,192)	22,384,696	(6,312,489)	4,292,290
Net increase (decrease) in net assets	19,644,430	(177,197,691)	(4,219,209)	(8,041,627)
NET ASSETS:
Beginning of year or period	448,574,034	625,771,725	34,892,345	42,933,972
End of year or period	$468,218,464	$448,574,034	$30,673,136	$34,892,345
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,865,543	$6,890,197	$130,722	$680,350
Net realized gain (loss)	(27,507,394)	7,195,832	(4,331,764)	135,239
Net change in unrealized appreciation (depreciation)	61,473,504	(119,155,040)	8,483,310	(11,287,295)
Increase (decrease) in net assets resulting from operations	35,831,653	(105,069,011)	4,282,268	(10,471,706)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(35,835,604)	—	(4,143,768)
Class I	—	(10,292,531)	—	(2,220,217)
Class S	—	(47,861,792)	—	(3,184,277)
Class S2	—	(1,648,478)	—	(124,936)
Class T	—	(57,590)	—	(9,720)
Total distributions	—	(95,695,995)	—	(9,682,918)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,259,246	26,055,900	5,419,038	13,114,469
Reinvestment of distributions	—	95,695,995	—	9,682,020
	11,259,246	121,751,895	5,419,038	22,796,489
Cost of shares redeemed	(55,235,090)	(74,586,366)	(11,209,570)	(11,411,373)
Net increase (decrease) in net assets resulting from capital share transactions	(43,975,844)	47,165,529	(5,790,532)	11,385,116
Net decrease in net assets	(8,144,191)	(153,599,477)	(1,508,264)	(8,769,508)
NET ASSETS:
Beginning of year or period	460,646,844	614,246,321	48,376,524	57,146,032
End of year or period	$452,502,653	$460,646,844	$46,868,260	$48,376,524
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$670,659	$7,746,191	$10,539	$529,204
Net realized gain (loss)	(25,064,629)	21,996,819	(3,997,885)	683,084
Net change in unrealized appreciation (depreciation)	80,453,097	(155,449,682)	8,437,069	(9,666,912)
Increase (decrease) in net assets resulting from operations	56,059,127	(125,706,672)	4,449,723	(8,454,624)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(35,407,781)	—	(3,094,562)
Class I	—	(13,702,686)	—	(2,285,111)
Class S	—	(62,903,020)	—	(2,796,646)
Class S2	—	(2,096,580)	—	(366,210)
Class T(1)	—	(3,121)	—	(2,284)
Total distributions	—	(114,113,188)	—	(8,544,813)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,233,660	33,020,426	4,800,127	12,618,908
Reinvestment of distributions	—	114,113,188	—	8,543,754
	17,233,660	147,133,614	4,800,127	21,162,662
Cost of shares redeemed	(54,429,336)	(53,568,108)	(10,007,381)	(7,621,160)
Net increase (decrease) in net assets resulting from capital share transactions	(37,195,676)	93,565,506	(5,207,254)	13,541,502
Net increase (decrease) in net assets	18,863,451	(146,254,354)	(757,531)	(3,457,935)
NET ASSETS:
Beginning of year or period	536,183,617	682,437,971	39,387,225	42,845,160
End of year or period	$555,047,068	$536,183,617	$38,629,694	$39,387,225

(1)
Class T of Voya Solution 2035 Portfolio was fully redeemed on August 5, 2022.

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(305,961)	$5,561,925	$(34,075)	$428,529
Net realized gain (loss)	(23,572,102)	26,794,501	(3,301,830)	575,325
Net change in unrealized appreciation (depreciation)	74,870,777	(135,593,710)	7,390,292	(8,216,883)
Increase (decrease) in net assets resulting from operations	50,992,714	(103,237,284)	4,054,387	(7,213,029)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(28,246,695)	—	(2,999,006)
Class I	—	(12,243,814)	—	(2,120,939)
Class S	—	(54,307,105)	—	(2,232,853)
Class S2	—	(1,374,674)	—	(138,857)
Class T	—	(30,620)	—	(2,492)
Total distributions	—	(96,202,908)	—	(7,494,147)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,701,722	33,468,188	5,202,745	9,812,129
Reinvestment of distributions	—	96,202,908	—	7,492,936
	13,701,722	129,671,096	5,202,745	17,305,065
Cost of shares redeemed	(45,262,535)	(39,146,755)	(9,748,224)	(5,485,801)
Net increase (decrease) in net assets resulting from capital share transactions	(31,560,813)	90,524,341	(4,545,479)	11,819,264
Net increase (decrease) in net assets	19,431,901	(108,915,851)	(491,092)	(2,887,912)
NET ASSETS:
Beginning of year or period	419,495,412	528,411,263	33,238,028	36,125,940
End of year or period	$438,927,313	$419,495,412	$32,746,936	$33,238,028
See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(224,938)	$1,906,655	$(31,361)	$317,984
Net realized gain (loss)	(9,171,959)	4,941,990	(2,137,225)	1,370
Net change in unrealized appreciation (depreciation)	28,073,248	(41,711,441)	5,291,725	(5,693,504)
Increase (decrease) in net assets resulting from operations	18,676,351	(34,862,796)	3,123,139	(5,374,150)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(10,473,247)	—	(2,117,124)
Class I	—	(5,456,273)	—	(1,463,715)
Class S	—	(16,966,320)	—	(1,768,678)
Class S2	—	(671,464)	—	(164,546)
Class T(1)	—	(4,151)	—	(1,062)
Total distributions	—	(33,571,455)	—	(5,515,125)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,923,115	22,972,098	4,079,196	8,245,218
Reinvestment of distributions	—	33,571,455	—	5,515,125
	9,923,115	56,543,553	4,079,196	13,760,343
Cost of shares redeemed	(22,863,812)	(15,418,302)	(7,063,624)	(4,026,254)
Net increase (decrease) in net assets resulting from capital share transactions	(12,940,697)	41,125,251	(2,984,428)	9,734,089
Net increase (decrease) in net assets	5,735,654	(27,309,000)	138,711	(1,155,186)
NET ASSETS:
Beginning of year or period	149,859,642	177,168,642	25,439,105	26,594,291
End of year or period	$155,595,296	$149,859,642	$25,577,816	$25,439,105

(1)
Class T of Voya Solution 2055 Portfolio was fully redeemed on August 5, 2022.

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2065 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(9,396)	$105,333
Net realized loss	(468,250)	(313,574)
Net change in unrealized appreciation (depreciation)	1,601,222	(1,152,127)
Increase (decrease) in net assets resulting from operations	1,123,576	(1,360,368)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(135,293)
Class I	—	(165,110)
Class S	—	(251,152)
Class S2	—	(9,345)
Class T	—	(231)
Total distributions	—	(561,131)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,387,149	4,534,636
Reinvestment of distributions	—	561,131
	2,387,149	5,095,767
Cost of shares redeemed	(1,304,282)	(837,172)
Net increase in net assets resulting from capital share transactions	1,082,867	4,258,595
Net increase in net assets	2,206,443	2,337,096
NET ASSETS:
Beginning of year or period	8,160,590	5,823,494
End of year or period	$10,367,033	$8,160,590
See Accompanying Notes to Financial Statements
23

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-23+	10.95	(0.03)•	1.45	1.42	—	—	—	—	—	12.37	12.97	0.98	0.90	0.90	(0.57)	3,251	32
12-31-22	16.45	0.07•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
12-31-20	13.08	0.10	1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
12-31-19	11.47	0.11	2.65	2.76	0.16	0.99	—	1.15	—	13.08	24.94	0.92	0.75	0.75	0.96	3,760	85
12-31-18	13.56	0.10	(1.53)	(1.43)	0.11	0.55	—	0.66	—	11.47	(11.18)	0.90	0.69	0.69	0.79	3,159	79
Class I
06-30-23+	11.33	(0.00)*•	1.50	1.50	—	—	—	—	—	12.83	13.24	0.48	0.40	0.40	(0.07)	1,045	32
12-31-22	16.92	0.17•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
12-31-19	11.74	0.22•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
12-31-18	13.85	0.16•	(1.55)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.17	325	79
Class R6
06-30-23+	11.33	0.00*•	1.51	1.51	—	—	—	—	—	12.84	13.33	0.31	0.31	0.31	0.03	23,540	32
12-31-22	16.92	0.15•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
12-31-20	13.41	0.16•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
12-31-19	11.74	0.20•	2.68	2.88	0.22	0.99	—	1.21	—	13.41	25.45	0.42	0.25	0.25	1.57	11,636	85
12-31-18	13.85	0.19•	(1.58)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.42	7,177	79
Class S
06-30-23+	11.15	(0.02)•	1.48	1.46	—	—	—	—	—	12.61	13.09	0.73	0.65	0.65	(0.32)	2,023	32
12-31-22	16.69	0.08•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
12-31-19	11.60	0.15	2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
12-31-18	13.69	0.12•	(1.52)	(1.40)	0.14	0.55	—	0.69	—	11.60	(10.91)	0.65	0.44	0.44	0.93	3,123	79
Class S2
06-30-23+	10.88	(0.03)•	1.44	1.41	—	—	—	—	—	12.29	12.96	0.88	0.80	0.80	(0.46)	1,729	32
12-31-22	16.36	0.08•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.75	0.75	0.63	1,354	93
12-31-21	13.81	0.06•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
12-31-20	13.01	0.10•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
12-31-19	11.43	0.16•	2.60	2.76	0.19	0.99	—	1.18	—	13.01	25.05	0.82	0.65	0.65	1.28	1,539	85
12-31-18	13.52	0.13•	(1.54)	(1.41)	0.13	0.55	—	0.68	—	11.43	(11.08)	0.80	0.59	0.59	0.96	800	79
See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-23+	7.98	0.01•	0.74	0.75	—	—	—	—	—	8.73	9.40	0.83	0.83	0.83	0.17	8,521	24
12-31-22	11.48	0.08•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
12-31-20	9.74	0.11•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
12-31-19	8.89	0.14•	1.51	1.65	0.19	0.61	—	0.80	—	9.74	19.13	0.82	0.75	0.75	1.45	10,913	85
12-31-18	10.08	0.14•	(0.80)	(0.66)	0.16	0.37	—	0.53	—	8.89	(6.98)	0.80	0.69	0.69	1.39	11,984	60
Class I
06-30-23+	8.39	0.03•	0.79	0.82	—	—	—	—	—	9.21	9.77	0.33	0.33	0.33	0.68	4,054	24
12-31-22	11.98	0.14•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
12-31-20	10.14	0.18•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
12-31-19	9.24	0.18•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
12-31-18	10.45	0.20•	(0.82)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	1.97	3,689	60
Class R6
06-30-23+	8.39	0.03•	0.79	0.82	—	—	—	—	—	9.21	9.77	0.28	0.28	0.28	0.74	20,313	24
12-31-22	11.98	0.14•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87
12-31-21	10.70	0.16•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.29	0.29	0.29	1.42	24,204	50
12-31-20	10.14	0.17•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
12-31-19	9.24	0.21•	1.56	1.77	0.26	0.61	—	0.87	—	10.14	19.76	0.32	0.25	0.25	2.09	20,185	85
12-31-18	10.45	0.18	(0.80)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	2.00	13,738	60
Class S
06-30-23+	8.10	0.02•	0.77	0.79	—	—	—	—	—	8.89	9.75	0.58	0.58	0.58	0.43	15,350	24
12-31-22	11.63	0.09•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16	1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
12-31-19	9.01	0.17•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
12-31-18	10.21	0.17•	(0.81)	(0.64)	0.19	0.37	—	0.56	—	9.01	(6.70)	0.55	0.44	0.44	1.69	19,594	60
Class S2
06-30-23+	8.09	0.01•	0.76	0.77	—	—	—	—	—	8.86	9.52	0.73	0.73	0.73	0.27	1,079	24
12-31-22	11.60	0.09•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
12-31-20	9.83	0.11•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
12-31-19	9.00	0.18•	1.49	1.67	0.23	0.61	—	0.84	—	9.83	19.22	0.72	0.65	0.65	1.90	2,548	85
12-31-18	10.17	0.13•	(0.79)	(0.66)	0.14	0.37	—	0.51	—	9.00	(6.89)	0.70	0.59	0.59	1.30	856	60
See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio
Class ADV
06-30-23+	9.19	0.07•	0.34	0.41	—	—	—	—	—	9.60	4.46	0.97	0.75	0.75	1.58	2,873	41
12-31-22	11.96	0.13•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
12-31-19	10.40	0.24	0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
12-31-18	11.06	0.22	(0.47)	(0.25)	0.22	0.19	—	0.41	—	10.40	(2.39)	0.89	0.63	0.63	1.92	7,912	67
Class I
06-30-23+	9.28	0.10•	0.34	0.44	—	—	—	—	—	9.72	4.74	0.47	0.25	0.25	2.11	411	41
12-31-22	12.07	0.18•	(1.74)	(1.56)	0.40	0.83	—	1.24	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
12-31-19	10.54	0.31•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.62	274	67
Class R6
06-30-23+	9.28	0.10•	0.33	0.43	—	—	—	—	—	9.71	4.63	0.39	0.25	0.25	2.10	10,306	41
12-31-22	12.07	0.19•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
12-31-19	10.54	0.30	0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.52	5,056	67
Class S
06-30-23+	9.23	0.09•	0.34	0.43	—	—	—	—	—	9.66	4.66	0.72	0.50	0.50	1.85	1,735	41
12-31-22	12.01	0.16•	(1.74)	(1.58)	0.37	0.83	—	1.21	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
12-31-19	10.48	0.25•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75
12-31-18	11.13	0.24•	(0.47)	(0.23)	0.23	0.19	—	0.42	—	10.48	(2.14)	0.64	0.38	0.38	2.16	3,508	67
Class S2
06-30-23+	9.09	0.08•	0.33	0.41	—	—	—	—	—	9.50	4.51	0.87	0.65	0.65	1.65	619	41
12-31-22	11.85	0.15•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
12-31-19	10.39	0.23•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
12-31-18	11.04	0.21•	(0.46)	(0.25)	0.21	0.19	—	0.40	—	10.39	(2.34)	0.79	0.53	0.53	1.97	438	67
See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio
Class ADV
06-30-23+	9.29	0.06•	0.48	0.54	—	—	—	—	—	9.83	5.81	0.82	0.76	0.76	1.16	99,425	23
12-31-22	12.75	0.13•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17•	0.62	0.79	0.36	0.49	—	0.84	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
12-31-20	11.76	0.21•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
12-31-19	10.92	0.22•	1.17	1.39	0.31	0.24	—	0.55	—	11.76	12.87	0.76	0.69	0.69	1.88	143,202	39
12-31-18	11.85	0.20•	(0.57)	(0.37)	0.26	0.30	—	0.56	—	10.92	(3.35)	0.75	0.62	0.62	1.77	148,720	38
Class I
06-30-23+	9.58	0.08•	0.49	0.57	—	—	—	—	—	10.15	5.95	0.32	0.26	0.26	1.64	23,153	23
12-31-22	13.10	0.19•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
12-31-20	12.05	0.26•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
12-31-19	11.19	0.28•	1.19	1.47	0.37	0.24	—	0.61	—	12.05	13.38	0.26	0.19	0.19	2.41	78,441	39
12-31-18	12.13	0.27•	(0.59)	(0.32)	0.32	0.30	—	0.62	—	11.19	(2.80)	0.25	0.12	0.12	2.29	75,592	38
Class S
06-30-23+	9.49	0.07•	0.48	0.55	—	—	—	—	—	10.04	5.80	0.57	0.51	0.51	1.42	67,528	23
12-31-22	12.98	0.17•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20•	0.63	0.83	0.39	0.49	—	0.87	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
12-31-20	11.95	0.24•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
12-31-19	11.09	0.25•	1.18	1.43	0.33	0.24	—	0.57	—	11.95	13.13	0.51	0.44	0.44	2.10	103,157	39
12-31-18	12.03	0.24•	(0.59)	(0.35)	0.29	0.30	—	0.59	—	11.09	(3.14)	0.50	0.37	0.37	2.01	118,451	38
Class S2
06-30-23+	9.20	0.06•	0.47	0.53	—	—	—	—	—	9.73	5.76	0.72	0.66	0.66	1.27	3,275	23
12-31-22	12.62	0.14•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
12-31-20	11.65	0.22•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
12-31-19	10.82	0.22•	1.16	1.38	0.31	0.24	—	0.55	—	11.65	12.96	0.66	0.59	0.59	1.95	5,310	39
12-31-18	11.72	0.21•	(0.56)	(0.35)	0.25	0.30	—	0.55	—	10.82	(3.21)	0.65	0.52	0.52	1.82	6,111	38
Class T
06-30-23+	10.24	0.05•	0.53	0.58	—	—	—	—	—	10.82	5.66	1.02	0.96	0.96	0.98	68	23
12-31-22	13.87	0.12•	(2.18)	(2.06)	0.40	1.17	—	1.57	—	10.24	(15.52)	1.00	0.95	0.95	0.97	64	47
12-31-21	13.81	0.15•	0.68	0.83	0.28	0.49	—	0.77	—	13.87	6.03	1.01	0.92	0.92	1.04	118	35
12-31-20	12.56	0.18•	1.24	1.42	0.14	0.03	—	0.17	—	13.81	11.39	1.01	0.91	0.91	1.41	148	50
12-31-19	11.65	0.20	1.24	1.44	0.29	0.24	—	0.53	—	12.56	12.54	0.96	0.89	0.89	1.74	259	39
12-31-18	12.60	0.19	(0.60)	(0.41)	0.24	0.30	—	0.54	—	11.65	(3.45)	0.95	0.82	0.82	1.62	218	38
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-23+	10.06	(0.01)•	1.15	1.14	—	—	—	—	—	11.20	11.33	0.75	0.75	0.75	(0.21)	20,367	17
12-31-22	14.96	0.09•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71
12-31-21	12.98	0.09•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
12-31-20	12.54	0.14	1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
12-31-19	11.39	0.16	2.28	2.44	0.26	1.03	—	1.29	—	12.54	22.32	0.76	0.76	0.76	1.28	24,168	55
12-31-18	13.39	0.14•	(1.32)	(1.18)	0.20	0.62	—	0.82	—	11.39	(9.44)	0.75	0.71	0.71	1.09	21,418	46
Class I
06-30-23+	10.35	0.02•	1.18	1.20	—	—	—	—	—	11.55	11.59	0.25	0.25	0.25	0.29	4,988	17
12-31-22	15.33	0.17•	(2.89)	(2.72)	0.48	1.78	—	2.27	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
12-31-20	12.81	0.18•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
12-31-19	11.61	0.22	2.34	2.56	0.33	1.03	—	1.36	—	12.81	22.99	0.26	0.26	0.26	1.84	4,862	55
12-31-18	13.64	0.21•	(1.35)	(1.14)	0.27	0.62	—	0.89	—	11.61	(9.02)	0.25	0.21	0.21	1.60	3,898	46
Class R6
06-30-23+	10.34	0.02•	1.18	1.20	—	—	—	—	—	11.54	11.61	0.25	0.25	0.25	0.30	28,487	17
12-31-22	15.32	0.16•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
12-31-20	12.80	0.19•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
12-31-19	11.61	0.23•	2.32	2.55	0.33	1.03	—	1.36	—	12.80	22.91	0.26	0.26	0.26	1.87	17,843	55
12-31-18	13.63	0.23•	(1.36)	(1.13)	0.27	0.62	—	0.89	—	11.61	(8.94)	0.25	0.21	0.21	1.76	12,083	46
Class S
06-30-23+	10.19	0.00*•	1.17	1.17	—	—	—	—	—	11.36	11.48	0.50	0.50	0.50	0.04	413,200	17
12-31-22	15.13	0.12•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
12-31-20	12.66	0.17	1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47
12-31-19	11.49	0.19•	2.30	2.49	0.29	1.03	—	1.32	—	12.66	22.61	0.51	0.51	0.51	1.51	557,294	55
12-31-18	13.50	0.18•	(1.33)	(1.15)	0.24	0.62	—	0.86	—	11.49	(9.20)	0.50	0.46	0.46	1.34	525,590	46
Class S2
06-30-23+	10.21	(0.01)•	1.17	1.16	—	—	—	—	—	11.37	11.36	0.65	0.65	0.65	(0.10)	1,177	17
12-31-22	15.13	0.09•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
12-31-20	12.69	0.16•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
12-31-19	11.50	0.17•	2.32	2.49	0.27	1.03	—	1.30	—	12.69	22.49	0.66	0.66	0.66	1.35	879	55
12-31-18	13.47	0.15•	(1.32)	(1.17)	0.18	0.62	—	0.80	—	11.50	(9.31)	0.65	0.61	0.61	1.10	732	46
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-23+	8.21	0.05•	0.46	0.51	—	—	—	—	—	8.72	6.21	0.89	0.78	0.78	1.11	3,769	28
12-31-22	11.44	0.11•	(1.86)	(1.75)	0.37	1.11	—	1.49	—	8.21	(15.97)	0.88	0.78	0.78	1.21	5,355	75
12-31-21	10.69	0.15•	0.83	0.98	0.23	—	—	0.23	—	11.44	9.16	0.90	0.73	0.73	1.35	5,957	46
12-31-20	10.09	0.17•	0.90	1.07	0.19	0.28	—	0.47	—	10.69	11.01	0.92	0.73	0.73	1.76	6,505	72
12-31-19	9.13	0.18•	1.14	1.32	0.16	0.20	—	0.36	—	10.09	14.61	0.84	0.70	0.70	1.83	7,507	81
12-31-18	9.99	0.17•	(0.60)	(0.43)	0.20	0.23	—	0.43	—	9.13	(4.52)	0.83	0.67	0.67	1.79	9,033	59
Class I
06-30-23+	8.64	0.07•	0.50	0.57	—	—	—	—	—	9.21	6.60	0.39	0.28	0.28	1.63	176	28
12-31-22	11.97	0.16•	(1.95)	(1.79)	0.43	1.11	—	1.54	—	8.64	(15.63)	0.38	0.28	0.28	1.62	192	75
12-31-21	11.18	0.41•	0.67	1.08	0.29	—	—	0.29	—	11.97	9.69	0.40	0.23	0.23	3.56	373	46
12-31-20	10.55	0.23•	0.93	1.16	0.25	0.28	—	0.53	—	11.18	11.50	0.42	0.23	0.23	2.27	43	72
12-31-19	9.54	0.29•	1.14	1.43	0.22	0.20	—	0.42	—	10.55	15.17	0.34	0.20	0.20	2.83	69	81
12-31-18	10.42	0.24•	(0.64)	(0.40)	0.25	0.23	—	0.48	—	9.54	(4.04)	0.33	0.17	0.17	2.35	31	59
Class R6
06-30-23+	8.64	0.07•	0.50	0.57	—	—	—	—	—	9.21	6.60	0.31	0.28	0.28	1.62	10,446	28
12-31-22	11.97	0.17•	(1.96)	(1.79)	0.43	1.11	—	1.54	—	8.64	(15.63)	0.31	0.28	0.28	1.69	10,211	75
12-31-21	11.18	0.22•	0.86	1.08	0.29	—	—	0.29	—	11.97	9.69	0.31	0.23	0.23	1.89	10,245	46
12-31-20	10.54	0.25•	0.92	1.17	0.25	0.28	—	0.53	—	11.18	11.61	0.33	0.23	0.23	2.38	9,068	72
12-31-19	9.53	0.25•	1.18	1.43	0.22	0.20	—	0.42	—	10.54	15.18	0.34	0.20	0.20	2.47	6,045	81
12-31-18	10.41	0.25•	(0.65)	(0.40)	0.25	0.23	—	0.48	—	9.53	(4.05)	0.33	0.17	0.17	2.45	3,780	59
Class S
06-30-23+	8.39	0.06•	0.48	0.54	—	—	—	—	—	8.93	6.44	0.64	0.53	0.53	1.38	14,925	28
12-31-22	11.67	0.13•	(1.90)	(1.77)	0.40	1.11	—	1.51	—	8.39	(15.87)	0.63	0.53	0.53	1.38	15,346	75
12-31-21	10.91	0.19•	0.83	1.02	0.26	—	—	0.26	—	11.67	9.41	0.65	0.48	0.48	1.64	21,640	46
12-31-20	10.30	0.21	0.91	1.12	0.23	0.28	—	0.51	—	10.91	11.33	0.67	0.48	0.48	2.06	20,347	72
12-31-19	9.32	0.22•	1.16	1.38	0.20	0.20	—	0.40	—	10.30	14.96	0.59	0.45	0.45	2.24	19,349	81
12-31-18	10.19	0.20•	(0.63)	(0.43)	0.21	0.23	—	0.44	—	9.32	(4.35)	0.58	0.42	0.42	2.05	14,452	59
Class S2
06-30-23+	8.22	0.05•	0.48	0.53	—	—	—	—	—	8.75	6.45	0.79	0.68	0.68	1.17	1,357	28
12-31-22	11.46	0.12•	(1.87)	(1.75)	0.38	1.11	—	1.49	—	8.22	(16.00)	0.78	0.68	0.68	1.28	3,788	75
12-31-21	10.72	0.16•	0.82	0.98	0.24	—	—	0.24	—	11.46	9.22	0.80	0.63	0.63	1.44	4,718	46
12-31-20	10.14	0.19•	0.89	1.08	0.22	0.28	—	0.50	—	10.72	11.13	0.82	0.63	0.63	1.89	5,074	72
12-31-19	9.21	0.24•	1.10	1.34	0.21	0.20	—	0.41	—	10.14	14.74	0.74	0.60	0.60	2.39	5,439	81
12-31-18	10.08	0.18	(0.61)	(0.43)	0.21	0.23	—	0.44	—	9.21	(4.46)	0.73	0.57	0.57	1.96	1,072	59
See Accompanying Notes to Financial Statements
29

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio
Class ADV
06-30-23+	8.30	0.03•	0.63	0.66	—	—	—	—	—	8.96	7.95	0.80	0.76	0.76	0.64	172,588	24
12-31-22	12.44	0.11•	(2.18)	(2.07)	0.44	1.63	—	2.06	—	8.30	(17.69)	0.80	0.74	0.74	1.16	170,434	53
12-31-21	12.12	0.14•	1.10	1.24	0.33	0.59	—	0.93	—	12.44	10.40	0.81	0.70	0.70	1.16	234,207	36
12-31-20	11.37	0.15•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
12-31-19	10.48	0.18•	1.64	1.82	0.25	0.68	—	0.93	—	11.37	17.79	0.75	0.71	0.71	1.59	260,690	44
12-31-18	11.72	0.16•	(0.82)	(0.66)	0.21	0.37	—	0.58	—	10.48	(5.97)	0.74	0.67	0.67	1.38	244,883	47
Class I
06-30-23+	8.65	0.05•	0.66	0.71	—	—	—	—	—	9.36	8.21	0.30	0.26	0.26	1.10	37,554	24
12-31-22	12.88	0.17•	(2.26)	(2.09)	0.51	1.63	—	2.13	—	8.65	(17.24)	0.30	0.24	0.24	1.68	50,063	53
12-31-21	12.50	0.21•	1.14	1.35	0.38	0.59	—	0.97	—	12.88	10.96	0.31	0.20	0.20	1.61	64,534	36
12-31-20	11.71	0.20•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
12-31-19	10.78	0.24	1.68	1.92	0.31	0.68	—	0.99	—	11.71	18.33	0.25	0.21	0.21	2.14	260,767	44
12-31-18	12.04	0.23•	(0.85)	(0.62)	0.27	0.37	—	0.64	—	10.78	(5.48)	0.24	0.17	0.17	1.93	219,811	47
Class S
06-30-23+	8.49	0.04•	0.65	0.69	—	—	—	—	—	9.18	8.13	0.55	0.51	0.51	0.89	234,600	24
12-31-22	12.68	0.15•	(2.24)	(2.09)	0.47	1.63	—	2.10	—	8.49	(17.46)	0.55	0.49	0.49	1.43	232,558	53
12-31-21	12.34	0.18•	1.12	1.30	0.37	0.59	—	0.96	—	12.68	10.67	0.56	0.45	0.45	1.43	303,656	36
12-31-20	11.57	0.21	1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
12-31-19	10.65	0.21•	1.67	1.88	0.28	0.68	—	0.96	—	11.57	18.12	0.50	0.46	0.46	1.82	299,655	44
12-31-18	11.90	0.19•	(0.83)	(0.64)	0.24	0.37	—	0.61	—	10.65	(5.73)	0.49	0.42	0.42	1.64	294,102	47
Class S2
06-30-23+	8.15	0.03•	0.63	0.66	—	—	—	—	—	8.81	8.10	0.70	0.66	0.66	0.74	7,471	24
12-31-22	12.26	0.12•	(2.15)	(2.03)	0.45	1.63	—	2.08	—	8.15	(17.59)	0.70	0.64	0.64	1.21	7,321	53
12-31-21	11.97	0.16•	1.08	1.24	0.36	0.59	—	0.95	—	12.26	10.49	0.71	0.60	0.60	1.33	11,469	36
12-31-20	11.23	0.16•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
12-31-19	10.35	0.18•	1.63	1.81	0.25	0.68	—	0.93	—	11.23	17.92	0.65	0.61	0.61	1.63	10,745	44
12-31-18	11.56	0.15•	(0.79)	(0.64)	0.20	0.37	—	0.57	—	10.35	(5.88)	0.64	0.57	0.57	1.34	11,715	47
Class T
06-30-23+	8.98	0.02•	0.68	0.70	—	—	—	—	—	9.68	7.80	1.00	0.96	0.96	0.45	289	24
12-31-22	13.25	0.10•	(2.33)	(2.23)	0.41	1.63	—	2.03	—	8.98	(17.81)	1.00	0.94	0.94	0.93	270	53
12-31-21	12.83	0.12•	1.17	1.29	0.28	0.59	—	0.87	—	13.25	10.19	1.01	0.90	0.90	0.92	380	36
12-31-20	11.98	0.13•	1.36	1.49	0.16	0.48	—	0.64	—	12.83	13.02	1.00	0.91	0.91	1.13	436	60
12-31-19	10.96	0.16•	1.72	1.88	0.18	0.68	—	0.86	—	11.98	17.51	0.95	0.91	0.91	1.36	521	44
12-31-18	12.23	0.13•	(0.84)	(0.71)	0.19	0.37	—	0.56	—	10.96	(6.14)	0.94	0.87	0.87	1.11	575	47
See Accompanying Notes to Financial Statements
30

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio
Class ADV
06-30-23+	11.95	0.02•	1.09	1.11	—	—	—	—	—	13.06	9.29	0.85	0.74	0.74	0.37	21,300	34
12-31-22	18.03	0.17•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
12-31-20	15.30	0.18•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90
12-31-19	13.79	0.23•	2.46	2.69	0.25	0.93	—	1.18	—	15.30	20.13	0.83	0.71	0.71	1.55	18,792	79
12-31-18	15.96	0.21	(1.31)	(1.10)	0.23	0.84	—	1.07	—	13.79	(7.47)	0.81	0.66	0.66	1.38	12,630	87
Class I
06-30-23+	12.47	0.05•	1.14	1.19	—	—	—	—	—	13.66	9.54	0.35	0.24	0.24	0.84	7,803	34
12-31-22	18.68	0.24•	(3.36)	(3.12)	0.70	2.39	—	3.08	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28•	1.88	2.16	0.33	0.17	—	0.51	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
12-31-20	15.77	0.26•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
12-31-19	14.18	0.33•	2.51	2.84	0.32	0.93	—	1.25	—	15.77	20.65	0.33	0.21	0.21	2.18	13,781	79
12-31-18	16.36	0.31•	(1.36)	(1.05)	0.29	0.84	—	1.13	—	14.18	(6.98)	0.31	0.16	0.16	1.95	7,333	87
Class S
06-30-23+	12.34	0.04•	1.12	1.16	—	—	—	—	—	13.50	9.40	0.60	0.49	0.49	0.62	17,035	34
12-31-22	18.51	0.21•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43	16,853	83
12-31-21	16.89	0.24•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54
12-31-20	15.66	0.23•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
12-31-19	14.09	0.27•	2.51	2.78	0.28	0.93	—	1.21	—	15.66	20.36	0.58	0.46	0.46	1.78	13,558	79
12-31-18	16.28	0.28•	(1.36)	(1.08)	0.27	0.84	—	1.11	—	14.09	(7.23)	0.56	0.41	0.41	1.81	10,589	87
Class S2
06-30-23+	12.14	0.03•	1.10	1.13	—	—	—	—	—	13.27	9.31	0.75	0.64	0.64	0.49	726	34
12-31-22	18.22	0.15•	(3.25)	(3.10)	0.59	2.39	—	2.97	—	12.14	(18.01)	0.75	0.60	0.60	1.01	677	83
12-31-21	16.66	0.27•	1.77	2.04	0.31	0.17	—	0.49	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
12-31-20	15.46	0.22•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
12-31-19	13.90	0.25•	2.48	2.73	0.24	0.93	—	1.17	—	15.46	20.24	0.73	0.61	0.61	1.66	450	79
12-31-18	16.08	0.25•	(1.35)	(1.10)	0.24	0.84	—	1.08	—	13.90	(7.40)	0.71	0.56	0.56	1.62	439	87
Class T
06-30-23+	11.97	0.01•	1.07	1.08	—	—	—	—	—	13.05	9.02	1.05	0.94	0.94	0.18	4	34
12-31-22	18.00	0.03•	(3.08)	(3.05)	0.59	2.39	—	2.98	—	11.97	(17.89)	1.05	0.90	0.90	0.19	4	83
12-31-21	16.45	0.18•	1.79	1.97	0.25	0.17	—	0.42	—	18.00	12.05	1.10	0.87	0.87	1.01	56	54
12-31-20	15.31	0.16•	1.85	2.01	0.22	0.65	—	0.87	—	16.45	13.74	1.14	0.91	0.91	1.10	45	90
12-31-19	13.82	0.21•	2.45	2.66	0.24	0.93	—	1.17	—	15.31	19.86	1.03	0.91	0.91	1.41	32	79
12-31-18	16.02	0.22•	(1.36)	(1.14)	0.22	0.84	—	1.06	—	13.82	(7.67)	1.01	0.86	0.86	1.44	20	87
See Accompanying Notes to Financial Statements
31

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio
Class ADV
06-30-23+	8.49	0.00*•	0.91	0.91	—	—	—	—	—	9.40	10.72	0.80	0.73	0.73	0.05	171,954	19
12-31-22	13.07	0.12•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12	163,697	69
12-31-21	12.20	0.14•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
12-31-20	11.63	0.13	1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65
12-31-19	10.60	0.16•	2.04	2.20	0.24	0.93	—	1.17	—	11.63	21.53	0.75	0.71	0.71	1.38	226,096	52
12-31-18	12.27	0.14•	(1.12)	(0.98)	0.19	0.50	—	0.69	—	10.60	(8.54)	0.75	0.68	0.68	1.21	212,084	50
Class I
06-30-23+	8.86	0.02•	0.95	0.97	—	—	—	—	—	9.83	10.95	0.30	0.23	0.23	0.52	51,683	19
12-31-22	13.54	0.18•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68	65,455	69
12-31-21	12.59	0.20•	1.59	1.79	0.30	0.54	—	0.83	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
12-31-20	11.98	0.15•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
12-31-19	10.89	0.22	2.10	2.32	0.30	0.93	—	1.23	—	11.98	22.22	0.25	0.21	0.21	1.97	304,111	52
12-31-18	12.59	0.22	(1.17)	(0.95)	0.25	0.50	—	0.75	—	10.89	(8.09)	0.25	0.18	0.18	1.75	247,475	50
Class S
06-30-23+	8.69	0.01•	0.93	0.94	—	—	—	—	—	9.63	10.82	0.55	0.48	0.48	0.30	321,129	19
12-31-22	13.33	0.15•	(2.51)	(2.36)	0.47	1.81	—	2.29	—	8.69	(18.62)	0.56	0.43	0.43	1.41	297,358	69
12-31-21	12.43	0.18•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
12-31-20	11.83	0.15	1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
12-31-19	10.76	0.19•	2.08	2.27	0.27	0.93	—	1.20	—	11.83	21.94	0.50	0.46	0.46	1.64	324,783	52
12-31-18	12.45	0.18•	(1.15)	(0.97)	0.22	0.50	—	0.72	—	10.76	(8.34)	0.50	0.43	0.43	1.46	297,721	50
Class S2
06-30-23+	8.19	0.01•	0.87	0.88	—	—	—	—	—	9.07	10.74	0.70	0.63	0.63	0.15	10,281	19
12-31-22	12.70	0.12•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20	9,674	69
12-31-21	11.88	0.15•	1.49	1.64	0.28	0.54	—	0.81	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42
12-31-20	11.34	0.11•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
12-31-19	10.36	0.16•	1.99	2.15	0.24	0.93	—	1.17	—	11.34	21.63	0.65	0.61	0.61	1.46	14,599	52
12-31-18	12.00	0.15•	(1.09)	(0.94)	0.20	0.50	—	0.70	—	10.36	(8.42)	0.65	0.58	0.58	1.28	14,521	50
See Accompanying Notes to Financial Statements
32

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio
Class ADV
06-30-23+	12.34	(0.01)•	1.47	1.46	—	—	—	—	—	13.80	11.83	0.90	0.72	0.72	(0.15)	14,507	33
12-31-22	19.65	0.17•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14	14,290	92
12-31-21	17.38	0.18•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
12-31-20	16.09	0.15•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
12-31-19	14.26	0.23•	2.92	3.15	0.26	1.06	—	1.32	—	16.09	22.82	0.84	0.72	0.72	1.47	14,324	82
12-31-18	17.11	0.20•	(1.66)	(1.46)	0.22	1.17	—	1.39	—	14.26	(9.41)	0.84	0.66	0.66	1.19	8,662	81
Class I
06-30-23+	12.90	0.02•	1.55	1.57	—	—	—	—	—	14.47	12.17	0.40	0.22	0.22	0.32	7,332	33
12-31-22	20.38	0.25•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
12-31-20	16.60	0.26	2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
12-31-19	14.66	0.32•	3.00	3.32	0.32	1.06	—	1.38	—	16.60	23.44	0.34	0.22	0.22	1.97	11,825	82
12-31-18	17.53	0.30•	(1.72)	(1.42)	0.28	1.17	—	1.45	—	14.66	(8.95)	0.34	0.16	0.16	1.77	7,134	81
Class S
06-30-23+	12.71	0.01•	1.52	1.53	—	—	—	—	—	14.24	12.04	0.65	0.47	0.47	0.11	14,834	33
12-31-22	20.14	0.22•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
12-31-20	16.44	0.20•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
12-31-19	14.54	0.23	3.02	3.25	0.29	1.06	—	1.35	—	16.44	23.07	0.59	0.47	0.47	1.44	8,500	82
12-31-18	17.40	0.26•	(1.70)	(1.44)	0.25	1.17	—	1.42	—	14.54	(9.13)	0.59	0.41	0.41	1.54	7,641	81
Class S2
06-30-23+	12.39	(0.00)*•	1.48	1.48	—	—	—	—	—	13.87	11.95	0.80	0.62	0.62	(0.02)	1,953	33
12-31-22	19.74	0.18•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
12-31-20	16.17	0.17•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
12-31-19	14.31	0.25•	2.93	3.18	0.26	1.06	—	1.32	—	16.17	22.93	0.74	0.62	0.62	1.57	973	82
12-31-18	17.18	0.23•	(1.68)	(1.45)	0.25	1.17	—	1.42	—	14.31	(9.30)	0.74	0.56	0.56	1.42	939	81
Class T
06-30-23+	12.40	(0.02)•	1.47	1.45	—	—	—	—	—	13.85	11.69	1.10	0.92	0.92	(0.34)	4	33
12-31-22	19.56	0.09•	(3.73)	(3.64)	0.40	3.12	—	3.52	—	12.40	(19.70)	1.10	0.87	0.87	0.54	4	92
12-31-21	17.33	0.04•	2.63	2.67	0.22	0.22	—	0.44	—	19.56	15.48	1.13	0.84	0.84	0.20	13	63
12-31-20	16.06	0.15•	2.22	2.37	0.23	0.87	—	1.10	—	17.33	15.79	1.16	0.90	0.90	0.95	49	91
12-31-19	14.22	0.20•	2.90	3.10	0.20	1.06	—	1.26	—	16.06	22.50	1.04	0.92	0.92	1.28	32	82
12-31-18	17.08	0.15	(1.64)	(1.49)	0.20	1.17	—	1.37	—	14.22	(9.57)	1.04	0.86	0.86	1.00	17	81
See Accompanying Notes to Financial Statements
33

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-23+	8.24	(0.01)•	1.03	1.02	—	—	—	—	—	9.26	12.38	0.82	0.71	0.71	(0.34)	126,801	20
12-31-22	13.12	0.10•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
12-31-20	11.47	0.09	1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
12-31-19	10.42	0.15	2.20	2.35	0.20	1.10	—	1.30	—	11.47	23.59	0.75	0.72	0.72	1.26	150,005	67
12-31-18	12.40	0.11•	(1.33)	(1.22)	0.15	0.61	—	0.76	—	10.42	(10.53)	0.75	0.69	0.69	0.93	134,754	53
Class I
06-30-23+	8.67	0.01•	1.09	1.10	—	—	—	—	—	9.77	12.69	0.32	0.21	0.21	0.13	44,336	20
12-31-22	13.67	0.16•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
12-31-20	11.85	0.12•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
12-31-19	10.73	0.20	2.29	2.49	0.27	1.10	—	1.37	—	11.85	24.29	0.25	0.22	0.22	1.86	269,670	67
12-31-18	12.75	0.18	(1.37)	(1.19)	0.22	0.61	—	0.83	—	10.73	(10.08)	0.25	0.19	0.19	1.49	211,781	53
Class S
06-30-23+	8.43	(0.00)*•	1.06	1.06	—	—	—	—	—	9.49	12.57	0.57	0.46	0.46	(0.09)	261,058	20
12-31-22	13.37	0.13•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
12-31-20	11.66	0.11	1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
12-31-19	10.58	0.18	2.23	2.41	0.23	1.10	—	1.33	—	11.66	23.90	0.50	0.47	0.47	1.51	237,496	67
12-31-18	12.57	0.15•	(1.35)	(1.20)	0.18	0.61	—	0.79	—	10.58	(10.23)	0.50	0.44	0.44	1.20	209,647	53
Class S2
06-30-23+	8.09	(0.01)•	1.03	1.02	—	—	—	—	—	9.11	12.61	0.72	0.61	0.61	(0.24)	6,668	20
12-31-22	12.93	0.10•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75
12-31-21	12.14	0.14•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
12-31-20	11.34	0.09•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
12-31-19	10.31	0.15•	2.18	2.33	0.20	1.10	—	1.30	—	11.34	23.68	0.65	0.62	0.62	1.31	7,234	67
12-31-18	12.25	0.12•	(1.30)	(1.18)	0.15	0.61	—	0.76	—	10.31	(10.34)	0.65	0.59	0.59	1.03	7,504	53
Class T
06-30-23+	8.85	(0.03)•	1.12	1.09	—	—	—	—	—	9.94	12.32	1.02	0.91	0.91	(0.61)	64	20
12-31-22	13.88	0.02•	(2.65)	(2.63)	0.40	2.00	—	2.40	—	8.85	(19.91)	1.03	0.87	0.87	0.17	57	75
12-31-21	12.93	0.12•	2.01	2.13	0.19	0.99	—	1.18	—	13.88	16.73	1.05	0.85	0.85	0.90	180	42
12-31-20	11.95	0.03•	1.74	1.77	0.07	0.72	—	0.79	—	12.93	15.85	1.03	0.90	0.90	0.29	156	61
12-31-19	10.74	0.14•	2.26	2.40	0.09	1.10	—	1.19	—	11.95	23.31	0.95	0.92	0.92	1.19	290	67
12-31-18	12.77	0.06•	(1.34)	(1.28)	0.14	0.61	—	0.75	—	10.74	(10.72)	0.95	0.89	0.89	0.44	220	53
See Accompanying Notes to Financial Statements
34

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio
Class ADV
06-30-23+	12.58	(0.03)•	1.64	1.61	—	—	—	—	—	14.19	12.80	0.97	0.73	0.73	(0.40)	13,641	36
12-31-22	20.45	0.16•	(3.98)	(3.82)	0.62	3.43	—	4.04	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
12-31-20	16.63	0.13•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
12-31-19	14.58	0.23•	3.17	3.40	0.22	1.13	—	1.35	—	16.63	24.13	0.86	0.73	0.73	1.45	12,951	84
12-31-18	17.33	0.17•	(1.93)	(1.76)	0.16	0.83	—	0.99	—	14.58	(10.82)	0.86	0.68	0.68	1.03	8,144	86
Class I
06-30-23+	13.23	0.00*•	1.74	1.74	—	—	—	—	—	14.97	13.15	0.47	0.23	0.23	0.06	6,342	36
12-31-22	21.30	0.25•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
12-31-20	17.22	0.24	2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80
12-31-19	15.04	0.34•	3.25	3.59	0.28	1.13	—	1.41	—	17.22	24.74	0.36	0.23	0.23	2.04	10,912	84
12-31-18	17.81	0.27•	(1.99)	(1.72)	0.22	0.83	—	1.05	—	15.04	(10.37)	0.36	0.18	0.18	1.55	6,320	86
Class S
06-30-23+	12.98	(0.01)•	1.69	1.68	—	—	—	—	—	14.66	12.94	0.72	0.48	0.48	(0.15)	11,942	36
12-31-22	20.99	0.23•	(4.12)	(3.89)	0.69	3.43	—	4.11	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
12-31-20	17.01	0.17•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
12-31-19	14.88	0.26•	3.25	3.51	0.25	1.13	—	1.38	—	17.01	24.41	0.61	0.48	0.48	1.58	7,397	84
12-31-18	17.65	0.23•	(1.98)	(1.75)	0.19	0.83	—	1.02	—	14.88	(10.61)	0.61	0.43	0.43	1.34	5,413	86
Class S2
06-30-23+	12.73	(0.02)•	1.67	1.65	—	—	—	—	—	14.38	12.96	0.87	0.63	0.63	(0.29)	817	36
12-31-22	20.63	0.15•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
12-31-20	16.78	0.17	2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
12-31-19	14.67	0.23•	3.21	3.44	0.20	1.13	—	1.33	—	16.78	24.25	0.76	0.63	0.63	1.40	419	84
12-31-18	17.43	0.22•	(1.97)	(1.75)	0.18	0.83	—	1.01	—	14.67	(10.75)	0.76	0.58	0.58	1.32	423	86
Class T
06-30-23+	12.76	(0.04)•	1.65	1.61	—	—	—	—	—	14.37	12.62	1.17	0.93	0.93	(0.60)	4	36
12-31-22	20.67	0.09•	(3.99)	(3.90)	0.58	3.43	—	4.01	—	12.76	(19.96)	1.16	0.88	0.88	0.52	4	88
12-31-21	18.16	0.10•	2.89	2.99	0.18	0.30	—	0.48	—	20.67	16.55	1.18	0.85	0.85	0.50	13	60
12-31-20	16.69	0.09	2.36	2.45	0.09	0.89	—	0.98	—	18.16	15.59	1.23	0.91	0.91	0.57	12	80
12-31-19	14.63	0.09•	3.28	3.37	0.18	1.13	—	1.31	—	16.69	23.80	1.06	0.93	0.93	0.54	11	84
12-31-18	17.39	0.14	(1.94)	(1.80)	0.13	0.83	—	0.96	—	14.63	(11.01)	1.06	0.88	0.88	0.89	20	86
See Accompanying Notes to Financial Statements
35

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio
Class ADV
06-30-23+	9.45	(0.02)•	1.23	1.21	—	—	—	—	—	10.66	12.80	0.86	0.74	0.74	(0.50)	49,431	21
12-31-22	15.14	0.12•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
12-31-20	13.85	0.08	1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
12-31-19	12.35	0.16	2.70	2.86	0.20	1.16	—	1.36	—	13.85	24.13	0.77	0.72	0.72	1.29	49,315	61
12-31-18	14.49	0.13	(1.60)	(1.47)	0.15	0.52	—	0.67	—	12.35	(10.72)	0.76	0.68	0.68	0.90	39,621	62
Class I
06-30-23+	9.90	(0.00)*•	1.30	1.30	—	—	—	—	—	11.20	13.13	0.36	0.24	0.24	(0.02)	20,566	21
12-31-22	15.72	0.19•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18•	2.45	2.63	0.26	2.02	—	2.27	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
12-31-20	14.17	0.13•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
12-31-19	12.61	0.27•	2.72	2.99	0.27	1.16	—	1.43	—	14.17	24.76	0.27	0.22	0.22	1.93	119,915	61
12-31-18	14.78	0.21•	(1.64)	(1.43)	0.22	0.52	—	0.74	—	12.61	(10.29)	0.26	0.18	0.18	1.48	77,961	62
Class S
06-30-23+	9.58	(0.01)•	1.26	1.25	—	—	—	—	—	10.83	13.05	0.61	0.49	0.49	(0.25)	82,413	21
12-31-22	15.33	0.15•	(3.02)	(2.87)	0.53	2.35	—	2.87	—	9.58	(19.80)	0.63	0.44	0.44	1.32	76,020	75
12-31-21	15.15	0.15•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
12-31-20	13.99	0.12•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
12-31-19	12.46	0.20	2.72	2.92	0.23	1.16	—	1.39	—	13.99	24.50	0.52	0.47	0.47	1.52	59,923	61
12-31-18	14.62	0.17•	(1.63)	(1.46)	0.18	0.52	—	0.70	—	12.46	(10.56)	0.51	0.43	0.43	1.19	49,077	62
Class S2
06-30-23+	9.53	(0.02)•	1.25	1.23	—	—	—	—	—	10.76	12.91	0.76	0.64	0.64	(0.40)	3,185	21
12-31-22	15.22	0.11•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.82	0.56	0.56	0.97	5,377	51
12-31-20	13.92	0.13	1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
12-31-19	12.39	0.18•	2.70	2.88	0.19	1.16	—	1.35	—	13.92	24.28	0.67	0.62	0.62	1.33	2,876	61
12-31-18	14.54	0.15	(1.62)	(1.47)	0.16	0.52	—	0.68	—	12.39	(10.68)	0.66	0.58	0.58	1.03	2,720	62
See Accompanying Notes to Financial Statements
36

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio
Class ADV
06-30-23+	9.27	(0.02)•	1.21	1.19	—	—	—	—	—	10.46	12.84	1.06	0.74	0.74	(0.45)	10,006	33
12-31-22	14.96	0.12•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10•	2.11	2.21	0.16	0.25	—	0.40	—	14.96	16.83	1.08	0.68	0.68	0.73	10,459	68
12-31-20	12.04	0.10•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74
12-31-19	10.45	0.16•	2.28	2.44	0.15	0.70	—	0.85	—	12.04	24.12	0.95	0.74	0.74	1.39	6,976	89
12-31-18	12.39	0.13•	(1.38)	(1.25)	0.11	0.58	—	0.69	—	10.45	(10.76)	0.96	0.69	0.69	1.12	4,593	84
Class I
06-30-23+	9.52	0.00*•	1.26	1.26	—	—	—	—	—	10.78	13.24	0.56	0.24	0.24	0.03	5,482	33
12-31-22	15.29	0.19•	(3.03)	(2.84)	0.51	2.42	—	2.92	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
12-31-20	12.25	0.17•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
12-31-19	10.60	0.25•	2.29	2.54	0.19	0.70	—	0.89	—	12.25	24.79	0.45	0.24	0.24	2.14	5,184	89
12-31-18	12.53	0.19•	(1.41)	(1.22)	0.13	0.58	—	0.71	—	10.60	(10.35)	0.46	0.19	0.19	1.57	2,570	84
Class S
06-30-23+	9.32	(0.01)•	1.22	1.21	—	—	—	—	—	10.53	12.98	0.81	0.49	0.49	(0.20)	9,291	33
12-31-22	15.03	0.16•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
12-31-20	12.08	0.13•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
12-31-19	10.47	0.18•	2.30	2.48	0.17	0.70	—	0.87	—	12.08	24.45	0.70	0.49	0.49	1.56	4,901	89
12-31-18	12.40	0.16•	(1.39)	(1.23)	0.12	0.58	—	0.70	—	10.47	(10.60)	0.71	0.44	0.44	1.30	3,440	84
Class S2
06-30-23+	9.28	(0.02)•	1.23	1.21	—	—	—	—	—	10.49	13.04	0.96	0.64	0.64	(0.34)	793	33
12-31-22	14.96	0.11•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
12-31-20	12.07	0.12•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
12-31-19	10.46	0.18	2.28	2.46	0.15	0.70	—	0.85	—	12.07	24.26	0.85	0.64	0.64	1.44	269	89
12-31-18	12.40	0.15•	(1.40)	(1.25)	0.11	0.58	—	0.69	—	10.46	(10.70)	0.86	0.59	0.59	1.23	247	84
Class T
06-30-23+	9.25	(0.03)•	1.22	1.19	—	—	—	—	—	10.44	12.86	1.26	0.94	0.94	(0.65)	5	33
12-31-22	14.91	0.09•	(2.93)	(2.84)	0.40	2.42	—	2.82	—	9.25	(20.16)	1.25	0.90	0.90	0.77	4	85
12-31-21	13.13	0.06•	2.10	2.16	0.13	0.25	—	0.38	—	14.91	16.50	1.28	0.88	0.88	0.42	6	68
12-31-20	12.01	0.08•	1.66	1.74	0.09	0.53	—	0.62	—	13.13	15.32	1.34	0.90	0.90	0.67	5	74
12-31-19	10.40	0.11	2.30	2.41	0.10	0.70	—	0.80	—	12.01	23.96	1.15	0.94	0.94	1.07	4	89
12-31-18	12.33	0.08	(1.37)	(1.29)	0.06	0.58	—	0.64	—	10.40	(11.08)	1.16	0.89	0.89	0.73	3	84
See Accompanying Notes to Financial Statements
37

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2065 Portfolio
Class ADV
06-30-23+	8.89	(0.02)•	1.17	1.15	—	—	—	—	—	10.04	12.94	1.18	0.75	0.75	(0.46)	2,358	31
12-31-22	11.94	0.11•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11•	1.86	1.97	0.41	1.17	—	1.57	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
07-29-20(5) - 12-31-20	10.00	0.12•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
06-30-23+	8.92	0.00*•	1.18	1.18	—	—	—	—	—	10.10	13.23	0.68	0.25	0.25	0.04	2,606	31
12-31-22	11.97	0.18•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89
12-31-21	11.56	0.18•	1.86	2.04	0.46	1.17	—	1.62	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
07-29-20(5) - 12-31-20	10.00	0.12•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
06-30-23+	8.90	(0.01)•	1.18	1.17	—	—	—	—	—	10.07	13.15	0.93	0.50	0.50	(0.20)	5,223	31
12-31-22	11.95	0.17•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18•	1.82	2.00	0.44	1.17	—	1.60	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
07-29-20(5) - 12-31-20	10.00	0.13•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
06-30-23+	8.90	(0.02)•	1.18	1.16	—	—	—	—	—	10.06	13.03	1.08	0.65	0.65	(0.35)	176	31
12-31-22	11.95	0.11•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.17	1.51	0.57	0.57	1.26	114	53
07-29-20(5) - 12-31-20	10.00	0.10•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24
Class T
06-30-23+	8.90	(0.03)•	1.17	1.14	—	—	—	—	—	10.04	12.81	1.38	0.95	0.95	(0.74)	4	31
12-31-22	11.95	0.08•	(2.47)	(2.39)	0.22	0.44	—	0.66	—	8.90	(20.11)	1.50	0.90	0.90	0.75	3	89
12-31-21	11.56	0.06•	1.86	1.92	0.36	1.17	—	1.53	—	11.95	16.67	1.81	0.87	0.87	0.51	4	53
07-29-20(5) - 12-31-20	10.00	0.09•	1.65	1.74	0.13	0.05	—	0.18	—	11.56	17.40	2.17	0.92	0.92	1.88	4	24

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements
38

Financial Highlights (continued)

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.
Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes and Eurodollars. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Income, Solution Moderately Aggressive, Solution 2025, Solution 2035, Solution 2045 and Solution 2055. There were no open futures contracts purchased or sold for the remaining Portfolios at June 30, 2023.
	Purchased	Sold
Solution Income	$3,986,048	$4,216,633
Solution Moderately Aggressive	10,457,240	10,909,962
Solution 2025	8,868,195	9,193,680
Solution 2035	14,978,920	15,699,665
Solution 2045	13,851,670	14,466,981
Solution 2055	4,366,918	4,501,807
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the period ended June 30, 2023, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$9,518,688	$10,200,945
Solution Balanced	11,888,967	15,785,187
Solution Conservative	6,326,262	6,786,876
Solution Income	47,000,360	70,502,275
Solution Moderately Aggressive	78,440,852	108,916,618
Solution Moderately Conservative	9,312,651	15,411,185
Solution 2025	111,813,554	154,620,330
Solution 2030	16,498,623	22,171,440
Solution 2035	104,792,512	143,384,039
Solution 2040	13,188,372	18,381,137
Solution 2045	86,914,983	119,724,210
Solution 2050	12,201,519	16,781,787
Solution 2055	32,822,860	46,150,067
Solution 2060	8,575,530	11,605,604
Solution 2065	3,931,426	2,846,295
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc.owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Balanced	9.35%
	Solution Income	41.62
	Solution 2025	28.01
	Solution 2030	19.06
	Solution 2035	22.87
	Solution 2040	15.04
	Solution 2045	19.79
	Solution 2050	15.32
	Solution 2055	14.86
	Solution 2060	13.83
	Solution 2065	7.03
Voya Investment Management Co. LLC	Solution 2065	24.26
Voya Retirement Insurance and Annuity Company	Solution Aggressive	95.75
	Solution Balanced	90.65
	Solution Conservative	95.86
	Solution Income	52.33
	Solution Moderately Aggressive	8.17
	Solution Moderately Conservative	98.99
	Solution 2025	68.45
	Solution 2030	80.94
	Solution 2035	74.18
	Solution 2040	84.95
	Solution 2045	78.88
	Solution 2050	84.67
	Solution 2055	85.14
	Solution 2060	86.15
	Solution 2065	68.71
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Solution Aggressive	$6,550
Solution Balanced	8,235
Solution Conservative	2,536
Solution Income	45,325
Solution Moderately Aggressive	12,430
Solution Moderately Conservative	8,360
Solution 2025	99,952
Solution 2030	12,012
Solution 2035	157,076
Solution 2040	18,695
Solution 2045	160,602
Solution 2050	25,718
Solution 2055	84,205
Solution 2060	29,961
Solution 2065	7,832
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	N/A
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	N/A
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Pursuant to a side letter agreement, through May 1, 2024, the Investment Adviser has further lowered the expense

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio(1)(2)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2025	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2030	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2035	1.23%	0.73%	0.98%	1.13%	N/A
Solution 2040	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2045	1.25%	0.75%	1.00%	1.15%	1.45%
Solution 2050	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2055	1.28%	0.78%	1.03%	1.18%	N/A
Solution 2060	1.28%	0.78%	1.03%	1.18%	1.48%
Solution 2065	1.28%	0.78%	1.03%	1.18%	1.48%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Solution Aggressive	$6,609	$382	$—	$6,991
Solution Balanced	90	—	—	90
Solution Conservative	27,775	26,494	21,292	75,561
Solution Income	291,711	208,091	98,418	598,220
Solution Moderately Conservative	33,794	21,685	7,669	63,148
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2023, are as follows:
	June 30,
	2024	2025	2026	Total
Solution Aggressive
Class ADV	$4,266	$3,091	$3,445	$10,802
Class I	334	408	972	1,714
Class S	4,431	2,940	2,770	10,141
Class S2	1,937	1,064	1,467	4,468
Solution Balanced
Class ADV	6,114	2,544	—	8,658
Class I	1,795	860	—	2,655
Class S	12,685	5,859	—	18,544
Class S2	1,092	383	—	1,475
Solution Conservative
Class ADV	2,297	3,300	2,634	8,231
Class I	121	405	269	795
Class S	1,127	1,901	1,472	4,500
Class S2	689	1,011	834	2,534
Solution Moderately Conservative
Class ADV	5,808	4,820	3,683	14,311
Class I	34	139	232	405
Class S	17,544	16,472	11,881	45,897
Class S2	4,510	3,763	2,410	10,683
The Expense Limitation Agreement is contractual through May 1, 2024 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the period ended June 30, 2023:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Income	1	$1,845,000	5.83%
Solution Moderately Aggressive	4	2,732,750	5.97
Solution 2025	1	3,637,000	5.83
Solution 2035	4	1,255,500	5.74
Solution 2045	4	1,560,750	6.05
Solution 2055	3	673,000	6.08

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2023	32,911	—	—	(91,851)	(58,940)	384,196	—	—	(1,067,014)	(682,818)
12/31/2022	102,607	—	57,100	(105,878)	53,829	1,410,157	—	668,637	(1,363,041)	715,753
Class I
6/30/2023	8,673	—	—	(12,575)	(3,902)	104,670	—	—	(153,053)	(48,383)
12/31/2022	54,346	—	14,131	(12,030)	56,447	778,047	—	170,848	(151,086)	797,809
Class R6
6/30/2023	204,218	—	—	(150,727)	53,491	2,468,792	—	—	(1,813,102)	655,690
12/31/2022	469,429	—	292,332	(226,701)	535,060	6,440,043	—	3,534,289	(2,844,580)	7,129,752
Class S
6/30/2023	24,550	—	—	(96,490)	(71,940)	294,644	—	—	(1,086,581)	(791,937)
12/31/2022	34,373	—	51,073	(118,364)	(32,918)	459,290	—	608,278	(1,380,219)	(312,651)
Class S2
6/30/2023	36,832	—	—	(20,707)	16,125	421,670	—	—	(238,224)	183,446
12/31/2022	46,768	—	22,673	(32,572)	36,869	689,788	—	263,461	(425,044)	528,205
Solution Balanced
Class ADV
6/30/2023	46,544	—	—	(178,999)	(132,455)	390,898	—	—	(1,513,413)	(1,122,515)
12/31/2022	117,846	—	177,859	(121,217)	174,488	1,111,175	—	1,517,139	(1,043,646)	1,584,668
Class I
6/30/2023	19,163	—	—	(44,702)	(25,539)	168,817	—	—	(395,458)	(226,641)
12/31/2022	152,286	—	73,828	(80,158)	145,956	1,542,535	—	660,757	(752,225)	1,451,067
Class R6
6/30/2023	159,364	—	—	(325,265)	(165,901)	1,409,830	—	—	(2,871,515)	(1,461,685)
12/31/2022	262,034	—	356,601	(268,690)	349,945	2,544,520	—	3,191,581	(2,648,728)	3,087,373
Class S
6/30/2023	68,314	—	—	(201,579)	(133,265)	583,839	—	—	(1,668,202)	(1,084,363)
12/31/2022	140,208	—	336,758	(684,193)	(207,227)	1,361,650	—	2,916,323	(6,321,147)	(2,043,174)
Class S2
6/30/2023	6,477	—	—	(19,652)	(13,175)	55,061	—	—	(167,176)	(112,115)
12/31/2022	31,278	—	18,842	(49,365)	755	287,348	—	162,982	(512,764)	(62,434)
Solution Conservative
Class ADV
6/30/2023	37,850	—	—	(107,283)	(69,433)	357,092	—	—	(1,014,294)	(657,202)
12/31/2022	105,136	—	41,759	(115,084)	31,811	1,161,086	—	404,642	(1,249,270)	316,458
Class I
6/30/2023	7,133	—	—	(9,498)	(2,365)	68,570	—	—	(90,741)	(22,171)
12/31/2022	37,713	—	1,233	(69,947)	(31,001)	352,146	—	12,040	(800,291)	(436,105)
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative (continued)
Class R6
6/30/2023	286,805	—	—	(196,822)	89,983	2,762,504	—	—	(1,899,030)	863,474
12/31/2022	306,820	—	100,939	(212,682)	195,077	3,146,316	—	985,167	(2,225,107)	1,906,376
Class S
6/30/2023	17,987	—	—	(31,383)	(13,396)	171,495	—	—	(298,448)	(126,953)
12/31/2022	56,946	—	21,995	(69,288)	9,653	557,961	—	214,009	(691,000)	80,970
Class S2
6/30/2023	4,284	—	—	(75,564)	(71,280)	40,073	—	—	(709,442)	(669,369)
12/31/2022	36,712	—	12,888	(17,557)	32,043	357,395	—	123,465	(190,910)	289,950
Solution Income
Class ADV
6/30/2023	198,312	—	—	(1,167,756)	(969,444)	1,917,526	—	—	(11,259,580)	(9,342,054)
12/31/2022	247,438	—	1,655,015	(2,110,587)	(208,134)	2,710,807	—	16,285,351	(22,572,300)	(3,576,142)
Class I
6/30/2023	104,658	—	—	(794,657)	(689,999)	1,042,612	—	—	(7,838,245)	(6,795,633)
12/31/2022	222,115	—	458,446	(769,422)	(88,861)	2,497,117	—	4,639,474	(8,486,794)	(1,350,203)
Class S
6/30/2023	112,443	—	—	(943,725)	(831,282)	1,104,684	—	—	(9,328,991)	(8,224,307)
12/31/2022	353,718	—	1,122,068	(1,127,238)	348,548	3,955,084	—	11,265,563	(12,120,844)	3,099,803
Class S2
6/30/2023	8,520	—	—	(26,314)	(17,794)	81,494	—	—	(248,255)	(166,761)
12/31/2022	25,453	—	51,313	(168,446)	(91,680)	280,537	—	499,785	(1,881,244)	(1,100,922)
Class T
6/30/2023	43	—	—	—*	43	458	—	—	—*	458
12/31/2022	170	—	1,202	(3,667)	(2,295)	2,119	—	13,056	(39,955)	(24,780)
Solution Moderately Aggressive
Class ADV
6/30/2023	85,462	—	—	(285,335)	(199,873)	907,641	—	—	(3,052,208)	(2,144,567)
12/31/2022	192,384	—	368,873	(297,254)	264,003	2,383,363	—	3,961,692	(3,314,369)	3,030,686
Class I
6/30/2023	15,830	—	—	(26,093)	(10,263)	173,692	—	—	(288,008)	(114,316)
12/31/2022	98,611	—	67,988	(56,276)	110,323	1,112,918	—	749,224	(715,867)	1,146,275
Class R6
6/30/2023	204,902	—	—	(317,974)	(113,072)	2,244,813	—	—	(3,481,796)	(1,236,983)
12/31/2022	485,853	—	441,036	(326,002)	600,887	5,864,773	—	4,855,809	(3,637,537)	7,083,045
Class S
6/30/2023	294,826	—	—	(2,774,710)	(2,479,884)	3,208,622	—	—	(30,068,781)	(26,860,159)
12/31/2022	124,566	—	6,983,978	(5,413,025)	1,695,519	1,481,913	—	75,915,836	(65,913,365)	11,484,384
Class S2
6/30/2023	14,038	—	—	(8,275)	5,763	152,367	—	—	(88,534)	63,833
12/31/2022	25,576	—	17,313	(67,465)	(24,576)	312,079	—	188,708	(860,481)	(359,694)
Solution Moderately Conservative
Class ADV
6/30/2023	16,412	—	—	(237,012)	(220,600)	140,001	—	—	(2,021,602)	(1,881,601)
12/31/2022	109,430	—	94,858	(72,162)	132,126	1,053,272	—	825,261	(681,120)	1,197,413
Class I
6/30/2023	864	—	—	(4,046)	(3,182)	7,771	—	—	(36,673)	(28,902)
12/31/2022	5,118	—	3,090	(17,161)	(8,953)	53,288	—	28,239	(193,344)	(111,817)
Class R6
6/30/2023	121,868	—	—	(169,437)	(47,569)	1,099,892	—	—	(1,529,572)	(429,680)
12/31/2022	416,500	—	162,372	(252,811)	326,061	4,352,664	—	1,484,083	(2,593,498)	3,243,249
Class S
6/30/2023	107,233	—	—	(265,231)	(157,998)	926,552	—	—	(2,271,193)	(1,344,641)
12/31/2022	125,647	—	292,473	(444,030)	(25,910)	1,235,185	—	2,600,087	(4,252,610)	(417,338)
Class S2
6/30/2023	9,415	—	—	(314,913)	(305,498)	79,892	—	—	(2,707,557)	(2,627,665)
12/31/2022	16,956	—	67,146	(35,138)	48,964	163,600	—	585,512	(368,329)	380,783
Solution 2025
Class ADV
6/30/2023	569,092	—	—	(1,849,648)	(1,280,556)	4,961,527	—	—	(16,131,329)	(11,169,802)
12/31/2022	930,052	—	4,062,994	(3,285,316)	1,707,730	9,684,577	—	35,835,604	(33,235,057)	12,285,124
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2025 (continued)
Class I
6/30/2023	230,927	—	—	(2,008,789)	(1,777,862)	2,081,998	—	—	(18,041,459)	(15,959,461)
12/31/2022	531,432	—	1,122,413	(874,019)	779,826	5,601,756	—	10,292,530	(9,164,423)	6,729,863
Class S
6/30/2023	443,691	—	—	(2,282,679)	(1,838,988)	3,948,759	—	—	(20,385,114)	(16,436,355)
12/31/2022	1,011,919	—	5,312,075	(2,870,205)	3,453,789	10,144,070	—	47,861,792	(29,257,206)	28,748,656
Class S2
6/30/2023	31,147	—	—	(81,039)	(49,892)	266,962	—	—	(675,181)	(408,219)
12/31/2022	62,789	—	190,355	(290,113)	(36,969)	624,733	—	1,648,478	(2,883,867)	(610,656)
Class T
6/30/2023	—	—	—	(216)	(216)	—	—	—	(2,007)	(2,007)
12/31/2022	62	—	6,030	(4,695)	1,397	764	—	57,591	(45,813)	12,542
Solution 2030
Class ADV
6/30/2023	132,339	—	—	(246,148)	(113,809)	1,668,409	—	—	(3,109,700)	(1,441,291)
12/31/2022	329,277	—	326,281	(308,952)	346,606	4,910,465	—	4,143,769	(4,663,684)	4,390,550
Class I
6/30/2023	74,321	—	—	(304,380)	(230,059)	974,110	—	—	(3,944,587)	(2,970,477)
12/31/2022	175,162	—	167,817	(197,446)	145,533	2,572,721	—	2,220,217	(2,584,018)	2,208,920
Class S
6/30/2023	205,572	—	—	(309,549)	(103,977)	2,675,010	—	—	(4,044,168)	(1,369,158)
12/31/2022	354,289	—	243,075	(205,616)	391,748	5,345,926	—	3,184,277	(3,125,336)	5,404,867
Class S2
6/30/2023	7,936	—	—	(9,008)	(1,072)	101,509	—	—	(111,115)	(9,606)
12/31/2022	18,810	—	9,685	(60,351)	(31,856)	281,975	—	124,937	(991,423)	(584,511)
Class T
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	203	—	696	(3,689)	(2,790)	3,382	—	8,820	(46,912)	(34,710)
Solution 2035
Class ADV
6/30/2023	629,022	—	—	(1,608,424)	(979,402)	5,674,439	—	—	(14,527,113)	(8,852,674)
12/31/2022	880,987	—	3,925,475	(2,357,700)	2,448,762	8,916,619	—	35,407,781	(24,829,275)	19,495,125
Class I
6/30/2023	339,702	—	—	(2,469,546)	(2,129,844)	3,196,990	—	—	(23,068,966)	(19,871,976)
12/31/2022	645,835	—	1,459,285	(543,528)	1,561,592	6,786,206	—	13,702,686	(5,728,964)	14,759,928
Class S
6/30/2023	865,759	—	—	(1,733,649)	(867,890)	7,975,295	—	—	(16,044,449)	(8,069,154)
12/31/2022	1,588,141	—	6,822,453	(1,914,341)	6,496,253	16,454,174	—	62,903,021	(20,213,699)	59,143,496
Class S2
6/30/2023	44,500	—	—	(91,955)	(47,455)	386,936	—	—	(788,808)	(401,872)
12/31/2022	86,403	—	240,986	(253,411)	73,978	863,417	—	2,096,580	(2,776,254)	183,743
Class T(1)
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	1	—	317	(1,990)	(1,672)	10	—	3,120	(19,916)	(16,786)
Solution 2040
Class ADV
6/30/2023	103,122	—	—	(210,325)	(107,203)	1,352,304	—	—	(2,760,351)	(1,408,047)
12/31/2022	268,004	—	236,046	(229,585)	274,465	4,033,607	—	3,094,561	(3,977,088)	3,151,080
Class I
6/30/2023	70,281	—	—	(352,477)	(282,196)	964,808	—	—	(4,793,548)	(3,828,740)
12/31/2022	234,772	—	167,040	(108,094)	293,718	4,038,534	—	2,285,111	(1,716,036)	4,607,609
Class S
6/30/2023	169,671	—	—	(174,904)	(5,233)	2,277,830	—	—	(2,396,531)	(118,701)
12/31/2022	266,993	—	207,313	(88,844)	385,462	4,010,610	—	2,796,647	(1,311,748)	5,495,509
Class S2
6/30/2023	15,571	—	—	(4,213)	11,358	205,185	—	—	(56,951)	148,234
12/31/2022	34,455	—	27,827	(36,771)	25,511	536,157	—	366,210	(610,396)	291,971
Class T
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	—	—	93	(445)	(352)	—	—	1,225	(5,892)	(4,667)
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2045
Class ADV
6/30/2023	451,963	—	—	(1,503,982)	(1,052,019)	3,972,919	—	—	(13,246,748)	(9,273,829)
12/31/2022	912,227	—	3,235,589	(1,795,592)	2,352,224	9,022,982	—	28,246,695	(18,599,146)	18,670,531
Class I
6/30/2023	271,812	—	—	(2,005,557)	(1,733,745)	2,512,615	—	—	(18,356,446)	(15,843,831)
12/31/2022	638,099	—	1,336,661	(501,543)	1,473,217	6,705,577	—	12,243,814	(5,149,381)	13,800,010
Class S
6/30/2023	752,167	—	—	(1,455,710)	(703,543)	6,773,416	—	—	(13,184,071)	(6,410,655)
12/31/2022	1,614,377	—	6,088,241	(1,119,911)	6,582,707	16,939,333	—	54,307,105	(11,313,750)	59,932,688
Class S2
6/30/2023	51,458	—	—	(56,280)	(4,822)	442,772	—	—	(475,217)	(32,445)
12/31/2022	77,102	—	160,405	(347,277)	(109,770)	798,167	—	1,374,674	(3,990,360)	(1,817,519)
Class T
6/30/2023	—	—	—	(6)	(6)	—	—	—	(53)	(53)
12/31/2022	168	—	3,264	(9,940)	(6,508)	2,129	—	30,620	(94,118)	(61,369)
Solution 2050
Class ADV
6/30/2023	112,763	—	—	(174,111)	(61,348)	1,517,578	—	—	(2,334,399)	(816,821)
12/31/2022	180,541	—	225,150	(133,784)	271,907	2,703,855	—	2,999,006	(2,208,060)	3,494,801
Class I
6/30/2023	92,142	—	—	(363,349)	(271,207)	1,296,817	—	—	(5,113,054)	(3,816,237)
12/31/2022	173,124	—	151,604	(99,280)	225,448	2,768,411	—	2,120,940	(1,557,791)	3,331,560
Class S
6/30/2023	162,827	—	—	(163,395)	(568)	2,256,159	—	—	(2,299,160)	(43,001)
12/31/2022	266,219	—	162,626	(77,969)	350,876	4,102,973	—	2,232,853	(1,229,292)	5,106,534
Class S2
6/30/2023	9,716	—	—	(114)	9,602	132,191	—	—	(1,611)	130,580
12/31/2022	14,823	—	10,301	(27,427)	(2,303)	236,890	—	138,857	(484,997)	(109,250)
Class T
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	—	—	95	(417)	(322)	—	—	1,280	(5,661)	(4,381)
Solution 2055
Class ADV
6/30/2023	322,657	—	—	(537,622)	(214,965)	3,248,526	—	—	(5,415,921)	(2,167,395)
12/31/2022	617,543	—	1,047,325	(649,112)	1,015,756	6,865,854	—	10,473,247	(7,871,214)	9,467,887
Class I
6/30/2023	193,715	—	—	(877,647)	(683,932)	2,048,955	—	—	(9,214,377)	(7,165,422)
12/31/2022	433,638	—	521,632	(197,458)	757,812	5,155,947	—	5,456,273	(2,390,532)	8,221,688
Class S
6/30/2023	422,136	—	—	(744,924)	(322,788)	4,321,737	—	—	(7,665,912)	(3,344,175)
12/31/2022	876,908	—	1,673,207	(231,703)	2,318,412	9,957,044	—	16,966,319	(2,730,157)	24,193,206
Class S2
6/30/2023	29,888	—	—	(56,071)	(26,183)	303,897	—	—	(567,602)	(263,705)
12/31/2022	81,662	—	66,547	(179,255)	(31,046)	993,242	—	671,464	(2,406,422)	(741,716)
Class T(1)
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	1	—	397	(1,903)	(1,505)	11	—	4,152	(19,977)	(15,814)
Solution 2060
Class ADV
6/30/2023	126,973	—	—	(183,219)	(56,246)	1,257,720	—	—	(1,808,218)	(550,498)
12/31/2022	245,375	—	215,593	(147,630)	313,338	2,734,638	—	2,117,124	(1,675,361)	3,176,401
Class I
6/30/2023	126,027	—	—	(337,308)	(211,281)	1,286,483	—	—	(3,411,479)	(2,124,996)
12/31/2022	205,948	—	145,354	(68,877)	282,425	2,344,862	—	1,463,715	(814,956)	2,993,621
Class S
6/30/2023	135,579	—	—	(162,074)	(26,495)	1,350,112	—	—	(1,635,741)	(285,629)
12/31/2022	257,461	—	179,379	(74,495)	362,345	2,803,389	—	1,768,677	(880,663)	3,691,403
Class S2
6/30/2023	18,786	—	—	(21,699)	(2,913)	184,881	—	—	(208,186)	(23,305)
12/31/2022	31,360	—	16,739	(52,035)	(3,936)	362,329	—	164,547	(655,274)	(128,398)
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060 (continued)
Class T
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	—	—	108	—	108	—	—	1,062	—	1,062
Solution 2065
Class ADV
6/30/2023	45,200	—	—	(33,956)	11,244	430,258	—	—	(323,150)	107,108
12/31/2022	109,574	—	14,680	(33,192)	91,062	1,111,961	—	135,293	(340,005)	907,249
Class I
6/30/2023	66,989	—	—	(70,840)	(3,851)	643,673	—	—	(669,136)	(25,463)
12/31/2022	116,490	—	17,896	(13,905)	120,481	1,177,964	—	165,109	(140,636)	1,202,437
Class S
6/30/2023	134,675	—	—	(31,690)	102,985	1,280,189	—	—	(303,032)	977,157
12/31/2022	212,193	—	27,300	(27,274)	212,219	2,112,687	—	251,152	(273,061)	2,090,778
Class S2
6/30/2023	3,460	—	—	(934)	2,526	33,029	—	—	(8,964)	24,065
12/31/2022	12,290	—	1,013	(7,826)	5,477	132,024	—	9,345	(83,470)	57,899
Class T
6/30/2023	—	—	—	—	—	—	—	—	—	—
12/31/2022	—	—	25	—	25	—	—	232	—	232

(1)
Class T was fully redeemed on August 5, 2022.

*
Amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$1,707,659	$3,537,854	$330,883	$—
Solution Balanced	3,421,744	5,027,038	1,120,118	—
Solution Conservative	984,362	754,961	628,379	73,655
Solution Income	14,498,810	18,204,860	12,324,645	6,590,155
Solution Moderately Aggressive	24,092,582	61,578,687	9,975,801	—
Solution Moderately Conservative	2,769,129	2,754,053	976,188	—
Solution 2025	35,127,802	60,568,193	28,643,871	16,518,453
Solution 2030	3,473,710	6,209,208	1,454,818	28,849
Solution 2035	37,722,235	76,390,953	28,980,536	12,144,643
Solution 2040	2,937,353	5,607,460	904,629	151,200
Solution 2045	32,695,095	63,507,813	26,216,481	20,029,937
Solution 2050	2,443,657	5,050,490	597,936	397,553
Solution 2055	12,598,299	20,973,156	11,699,237	12,468,755
Solution 2060	1,897,650	3,617,475	368,140	373,615
Solution 2065	222,177	338,954	399,683	281,402
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Solution Aggressive	$777,740	$1,285,446	$—	$(6,122,917)	$(4,059,731)
Solution Balanced	1,916,558	3,009,619	—	(10,894,473)	(5,968,296)
Solution Conservative	447,131	178,167	—	(2,824,602)	(2,199,304)
Solution Income	5,573,358	1,678,626	—	(37,548,506)	(30,296,522)
Solution Moderately Aggressive	15,230,710	25,129,308	—	(79,531,603)	(39,171,585)
Solution Moderately Conservative	998,869	812,775	—	(6,899,447)	(5,087,803)
Solution 2025	11,598,310	7,593,502	—	(92,036,177)	(72,844,365)
Solution 2030	1,284,843	779,351	—	(10,202,880)	(8,138,686)
Solution 2035	18,418,286	17,491,477	—	(102,335,220)	(66,425,457)
Solution 2040	1,292,009	961,132	—	(8,487,676)	(6,234,535)
Solution 2045	13,846,180	20,990,595	—	(88,262,859)	(53,426,084)
Solution 2050	994,090	922,998	—	(6,831,190)	(4,914,102)
Solution 2055	4,495,168	3,403,919	—	(29,668,891)	(21,769,804)
Solution 2060	730,176	572,576	—	(5,335,628)	(4,032,876)
Solution 2065	—	—	(98,042)	(1,522,935)	(1,620,977)
At December 31, 2022, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.2468	$0.5277	August 4, 2023	August 2, 2023
Class I	$0.3243	$0.5277	August 4, 2023	August 2, 2023
Class R6	$0.3267	$0.5277	August 4, 2023	August 2, 2023
Class S	$0.2564	$0.5277	August 4, 2023	August 2, 2023
Class S2	$0.2811	$0.5277	August 4, 2023	August 2, 2023
Solution Balanced
Class ADV	$0.3174	$0.5559	August 4, 2023	August 2, 2023
Class I	$0.3665	$0.5559	August 4, 2023	August 2, 2023
Class R6	$0.3706	$0.5559	August 4, 2023	August 2, 2023
Class S	$0.3367	$0.5559	August 4, 2023	August 2, 2023
Class S2	$0.3282	$0.5559	August 4, 2023	August 2, 2023
Solution Conservative
Class ADV	$0.2653	$0.1338	August 4, 2023	August 2, 2023
Class I	$0.3185	$0.1338	August 4, 2023	August 2, 2023
Class R6	$0.3233	$0.1338	August 4, 2023	August 2, 2023
Class S	$0.2976	$0.1338	August 4, 2023	August 2, 2023
Class S2	$0.2645	$0.1338	August 4, 2023	August 2, 2023
Solution Income
Class ADV	$0.2710	$0.0940	August 4, 2023	August 2, 2023
Class I	$0.3301	$0.0940	August 4, 2023	August 2, 2023
Class S	$0.3000	$0.0940	August 4, 2023	August 2, 2023
Class S2	$0.2801	$0.0940	August 4, 2023	August 2, 2023
Class T	$0.2286	$0.0940	August 4, 2023	August 2, 2023
Solution Moderately Aggressive
Class ADV	$0.3376	$0.6406	August 4, 2023	August 2, 2023
Class I	$0.3997	$0.6406	August 4, 2023	August 2, 2023
Class R6	$0.4003	$0.6406	August 4, 2023	August 2, 2023
Class S	$0.3681	$0.6406	August 4, 2023	August 2, 2023
Class S2	$0.3535	$0.6406	August 4, 2023	August 2, 2023
Solution Moderately Conservative
Class ADV	$0.2535	$0.2666	August 4, 2023	August 2, 2023
Class I	$0.3166	$0.2666	August 4, 2023	August 2, 2023
Class R6	$0.3160	$0.2666	August 4, 2023	August 2, 2023
Class S	$0.2896	$0.2666	August 4, 2023	August 2, 2023
Class S2	$0.2171	$0.2666	August 4, 2023	August 2, 2023
Solution 2025
Class ADV	$0.2190	$0.1558	August 4, 2023	August 2, 2023
Class I	$0.2700	$0.1558	August 4, 2023	August 2, 2023
Class S	$0.2443	$0.1558	August 4, 2023	August 2, 2023
Class S2	$0.2264	$0.1558	August 4, 2023	August 2, 2023
Class T	$0.1962	$0.1558	August 4, 2023	August 2, 2023
Solution 2030
Class ADV	$0.3300	$0.2161	August 4, 2023	August 2, 2023
Class I	$0.4004	$0.2161	August 4, 2023	August 2, 2023
Class S	$0.3625	$0.2161	August 4, 2023	August 2, 2023
Class S2	$0.3360	$0.2161	August 4, 2023	August 2, 2023
Class T	$—	$0.2161	August 4, 2023	August 2, 2023
Solution 2035
Class ADV	$0.2966	$0.3050	August 4, 2023	August 2, 2023
Class I	$0.3487	$0.3050	August 4, 2023	August 2, 2023
Class S	$0.3221	$0.3050	August 4, 2023	August 2, 2023
Class S2	$0.3077	$0.3050	August 4, 2023	August 2, 2023
Class T	$—	$0.3050	August 4, 2023	August 2, 2023
54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Solution 2040
Class ADV	$0.4391	$0.3572	August 4, 2023	August 2, 2023
Class I	$0.5169	$0.3572	August 4, 2023	August 2, 2023
Class S	$0.4734	$0.3572	August 4, 2023	August 2, 2023
Class S2	$0.4533	$0.3572	August 4, 2023	August 2, 2023
Class T	$0.3323	$0.3572	August 4, 2023	August 2, 2023
Solution 2045
Class ADV	$0.2774	$0.4563	August 4, 2023	August 2, 2023
Class I	$0.3290	$0.4563	August 4, 2023	August 2, 2023
Class S	$0.3026	$0.4563	August 4, 2023	August 2, 2023
Class S2	$0.2853	$0.4563	August 4, 2023	August 2, 2023
Class T	$0.2068	$0.4563	August 4, 2023	August 2, 2023
Solution 2050
Class ADV	$0.4086	$0.4177	August 4, 2023	August 2, 2023
Class I	$0.4905	$0.4177	August 4, 2023	August 2, 2023
Class S	$0.4434	$0.4177	August 4, 2023	August 2, 2023
Class S2	$0.4248	$0.4177	August 4, 2023	August 2, 2023
Class T	$0.3029	$0.4177	August 4, 2023	August 2, 2023
Solution 2055
Class ADV	$0.2916	$0.2383	August 4, 2023	August 2, 2023
Class I	$0.3454	$0.2383	August 4, 2023	August 2, 2023
Class S	$0.3177	$0.2383	August 4, 2023	August 2, 2023
Class S2	$0.2960	$0.2383	August 4, 2023	August 2, 2023
Class T	$—	$0.2383	August 4, 2023	August 2, 2023
Solution 2060
Class ADV	$0.2777	$0.2343	August 4, 2023	August 2, 2023
Class I	$0.3298	$0.2343	August 4, 2023	August 2, 2023
Class S	$0.3028	$0.2343	August 4, 2023	August 2, 2023
Class S2	$0.2833	$0.2343	August 4, 2023	August 2, 2023
Class T	$0.2566	$0.2343	August 4, 2023	August 2, 2023
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
55

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
13,073	Vanguard FTSE Developed Markets ETF	$603,711	1.9
	Total Exchange-Traded Funds (Cost $486,308)	603,711	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
240,716	Voya Intermediate Bond Fund - Class R6	2,074,973	6.6
193,367	Voya Large Cap Value Portfolio - Class R6	1,061,582	3.4
98,540	Voya Multi-Manager Emerging Markets Equity Fund - Class I	912,477	2.9
148,381	Voya Multi-Manager International Equity Fund - Class I	1,445,231	4.6
161,872	Voya Multi-Manager International Factors Fund - Class I	1,451,990	4.6
204,669	Voya Multi-Manager Mid Cap Value Fund - Class I	1,850,204	5.9
32,578	Voya Russell Large Cap Growth Index Portfolio Class I	1,871,609	5.9
25,675 (1)	Voya Small Cap Growth Fund - Class R6	950,239	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
90,739	Voya Small Company Fund - Class R6	$1,251,294	4.0
629,170	Voya U.S. Stock Index Portfolio - Class I	11,589,310	36.6
42,345	VY® Invesco Comstock Portfolio - Class I	921,421	2.9
83,993	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,322,414	7.3
195,080	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,927,387	6.1
17,237	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,353,422	4.3
	Total Mutual Funds (Cost $30,190,096)	30,983,553	98.1
	Total Investments in Securities (Cost $30,676,404)	$31,587,264	100.0
	Liabilities in Excess of Other Assets	(247)	—
	Net Assets	$31,587,017	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$603,711	$—	$—	$603,711
Mutual Funds	30,983,553	—	—	30,983,553
Total Investments, at fair value	$31,587,264	$—	$—	$31,587,264

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,001,294	$1,326,019	$(258,394)	$6,054	$2,074,973	$26,782	$(12,714)	$—
Voya Large Cap Value Portfolio - Class R6	573,823	550,291	(271,867)	209,335	1,061,582	—	(170,510)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	885,329	439,253	(559,542)	147,437	912,477	—	(77,993)	—
Voya Multi-Manager International Equity Fund - Class I	1,170,952	407,310	(297,684)	164,653	1,445,231	—	(48,404)	—
Voya Multi-Manager International Factors Fund - Class I	1,174,465	431,929	(305,495)	151,091	1,451,990	—	(23,836)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,569,736	442,902	(190,357)	27,923	1,850,204	—	34,754	—
Voya Russell Large Cap Growth Index - Class I	—	1,685,201	(77,702)	264,110	1,871,609	8,654	7,729	81,147
Voya Short Term Bond Fund - Class R6	147,448	463	(150,856)	2,945	—	146	(2,191)	—
Voya Small Cap Growth Fund - Class R6	851,511	154,491	(162,501)	106,738	950,239	—	(2,457)	—
Voya Small Company Fund - Class R6	1,152,759	227,296	(229,154)	100,393	1,251,294	—	(9,256)	—
Voya U.S. Stock Index Portfolio - Class I	11,088,597	1,885,573	(3,726,011)	2,341,151	11,589,310	—	(631,043)	—
VY® Invesco Comstock Portfolio - Class I	1,293,866	148,751	(528,303)	7,107	921,421	—	32,094	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,445,746	942,744	(281,701)	215,625	2,322,414	—	(27,750)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,558,425	374,345	(391,298)	385,915	1,927,387	—	(143,669)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,367,928	261,099	(1,078,946)	803,341	1,353,422	—	(417,528)	—
	$25,281,879	$9,277,667	$(8,509,811)	$4,933,818	$30,983,553	$35,582	$(1,492,774)	$81,147
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $32,229,443.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,475,285
Gross Unrealized Depreciation	(2,117,464)
Net Unrealized Depreciation	$(642,179)

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
14,772	Vanguard Long-Term Treasury ETF	$938,465	1.9
	Total Exchange-Traded Funds (Cost $928,996)	938,465	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
1,008,007	Voya Intermediate Bond Fund - Class R6	8,689,019	17.6
309,604	Voya Large Cap Value Portfolio - Class R6	1,699,724	3.5
330,984	Voya MidCap Opportunities Portfolio - Class R6	1,575,483	3.2
158,429	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,467,054	3.0
136,757	Voya Multi-Manager International Equity Fund - Class I	1,332,010	2.7
149,110	Voya Multi-Manager International Factors Fund - Class I	1,337,520	2.7
163,492	Voya Multi-Manager Mid Cap Value Fund - Class I	1,477,964	3.0
38,023	Voya Russell Large Cap Growth Index Portfolio Class I	2,184,393	4.4
411,628	Voya Short Term Bond Fund - Class R6	3,791,097	7.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,624 (1)	Voya Small Cap Growth Fund - Class R6	$504,217	1.0
72,356	Voya Small Company Fund - Class R6	997,789	2.0
628,777	Voya U.S. Stock Index Portfolio - Class I	11,582,067	23.5
362,587	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,466,333	7.0
78,768	VY® Invesco Comstock Portfolio - Class I	1,713,998	3.5
179,052	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,950,774	10.0
20,664	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,622,507	3.3
	Total Mutual Funds (Cost $48,936,024)	48,391,949	98.1
	Total Investments in Securities (Cost $49,865,020)	$49,330,414	100.0
	Liabilities in Excess of Other Assets	(13,799)	—
	Net Assets	$49,316,615	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$938,465	$—	$—	$938,465
Mutual Funds	48,391,949	—	—	48,391,949
Total Investments, at fair value	$49,330,414	$—	$—	$49,330,414

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$8,654,261	$1,413,437	$(1,743,637)	$364,958	$8,689,019	$161,978	$(299,140)	$22
Voya Large Cap Value Portfolio - Class R6	1,704,510	118,362	(566,639)	443,491	1,699,724	—	(354,787)	—
Voya MidCap Opportunities Portfolio - Class R6	1,190,488	375,173	(692,368)	702,190	1,575,483	—	(496,077)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,000,544	576,521	(266,212)	156,201	1,467,054	—	(74,132)	—
Voya Multi-Manager International Equity Fund - Class I	753,875	651,653	(182,631)	109,113	1,332,010	—	(28,477)	—
Voya Multi-Manager International Factors Fund - Class I	757,334	632,815	(177,180)	124,551	1,337,520	—	(36,119)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,211,046	395,710	(176,056)	47,264	1,477,964	—	7,094	—
Voya Russell Large Cap Growth Index - Class I	—	2,017,303	(94,800)	261,890	2,184,393	10,323	9,514	96,785
Voya Short Term Bond Fund - Class R6	3,257,996	1,748,325	(1,235,591)	20,367	3,791,097	54,224	(29,714)	—
Voya Small Cap Growth Fund - Class R6	469,443	78,981	(103,191)	58,984	504,217	—	(1,187)	—
Voya Small Company Fund - Class R6	959,652	154,928	(199,972)	83,181	997,789	—	(6,780)	—
Voya U.S. Stock Index Portfolio - Class I	12,552,350	1,613,143	(4,774,726)	2,191,300	11,582,067	—	(359,187)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,904,490	270,875	(1,011,861)	302,829	3,466,333	—	(180,348)	—
VY® Invesco Comstock Portfolio - Class I	1,708,426	149,846	(215,194)	70,920	1,713,998	—	(5,384)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,910,377	210,707	(743,606)	573,296	4,950,774	—	(52,040)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,321,603	215,412	(2,563,127)	1,648,619	1,622,507	—	(1,065,183)	—
	$45,356,395	$10,623,191	$(14,746,791)	$7,159,154	$48,391,949	$226,525	$(2,971,947)	$96,807
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $52,230,912.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,551,043
Gross Unrealized Depreciation	(4,451,542)
Net Unrealized Depreciation	$(2,900,499)
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
14,895	Schwab U.S. TIPS ETF	$780,945	4.9
4,852	Vanguard Long-Term Treasury ETF	308,248	2.0
	Total Exchange-Traded Funds (Cost $1,101,729)	1,089,193	6.9
MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
107,532	Voya Global Bond Fund - Class R6	780,685	4.9
119,446	Voya High Yield Bond Fund - Class R6	800,285	5.0
417,998	Voya Intermediate Bond Fund - Class R6	3,603,140	22.6
50,724	Voya MidCap Opportunities Portfolio - Class R6	241,447	1.5
17,757	Voya Multi-Manager Emerging Markets Equity Fund - Class I	164,431	1.0
12,266	Voya Multi-Manager International Equity Fund - Class I	119,470	0.8
13,310	Voya Multi-Manager International Factors Fund - Class I	119,391	0.8
25,357	Voya Multi-Manager Mid Cap Value Fund - Class I	229,230	1.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
8,664	Voya Russell Large Cap Growth Index Portfolio Class I	$497,765	3.1
377,352	Voya Short Term Bond Fund - Class R6	3,475,412	21.8
67,778	Voya U.S. High Dividend Low Volatility Fund - Class R6	681,168	4.3
19,906	Voya U.S. Stock Index Portfolio - Class I	366,676	2.3
193,570	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,850,531	11.6
59,609	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,648,199	10.3
3,432	VY® T. Rowe Price Growth Equity Portfolio - Class I	269,479	1.7
	Total Mutual Funds (Cost $15,369,219)	14,847,309	93.1
	Total Investments in Securities (Cost $16,470,948)	$15,936,502	100.0
	Assets in Excess of Other Liabilities	7,034	0.0
	Net Assets	$15,943,536	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,089,193	$—	$—	$1,089,193
Mutual Funds	14,847,309	—	—	14,847,309
Total Investments, at fair value	$15,936,502	$—	$—	$15,936,502

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$804,940	$177,050	$(261,556)	$60,251	$780,685	$15,526	$(60,248)	$—
Voya High Yield Bond Fund - Class R6	797,703	183,989	(237,145)	55,738	800,285	24,160	(40,073)	—
Voya Intermediate Bond Fund - Class R6	3,492,823	1,116,324	(1,234,076)	228,069	3,603,140	65,171	(199,650)	—
Voya MidCap Opportunities Portfolio - Class R6	152,952	137,455	(110,768)	61,808	241,447	—	(32,162)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	382,155	(220,682)	2,958	164,431	—	870	—
Voya Multi-Manager International Equity Fund - Class I	—	128,154	(9,810)	1,126	119,470	—	(23)	—
Voya Multi-Manager International Factors Fund - Class I	—	128,153	(9,826)	1,064	119,391	—	(39)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	155,577	140,076	(99,147)	32,724	229,230	—	(22,406)	—
Voya Russell Large Cap Growth Index - Class I	—	626,725	(180,083)	51,123	497,765	2,139	19,972	20,060
Voya Short Term Bond Fund - Class R6	3,450,192	956,940	(1,005,934)	74,214	3,475,412	57,421	(73,331)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	858,115	170,456	(394,847)	47,444	681,168	6,191	(58,682)	—
Voya U.S. Stock Index Portfolio - Class I	321,619	385,055	(365,068)	25,070	366,676	—	21,820	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,423,965	472,033	(1,405,626)	360,159	1,850,531	—	(292,607)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,575,398	320,053	(461,592)	214,340	1,648,199	14	(43,432)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	210,545	87,247	(113,069)	84,756	269,479	—	(14,707)	—
	$14,243,829	$5,411,865	$(6,109,229)	$1,300,844	$14,847,309	$170,622	$(794,698)	$20,060
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $17,233,225.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$155,684
Gross Unrealized Depreciation	(1,452,407)
Net Unrealized Depreciation	$(1,296,723)
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
301,987	Schwab U.S. TIPS ETF	$15,833,178	8.2
111,100	Vanguard FTSE Developed Markets ETF	5,130,598	2.7
61,469	Vanguard Long-Term Treasury ETF	3,905,126	2.0
	Total Exchange-Traded Funds (Cost $24,162,560)	24,868,902	12.9
MUTUAL FUNDS: 87.0%
	Affiliated Investment Companies: 87.0%
777,137	Voya Global Bond Fund - Class R6	5,642,012	2.9
1,153,855	Voya High Yield Bond Fund - Class R6	7,730,829	4.0
4,961,087	Voya Intermediate Bond Fund - Class R6	42,764,567	22.1
637,673	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,904,855	3.1
387,933	Voya Multi-Manager International Equity Fund - Class I	3,778,465	2.0
423,805	Voya Multi-Manager International Factors Fund - Class I	3,801,535	2.0
218,797	Voya Multi-Manager Mid Cap Value Fund - Class I	1,977,922	1.0
132,687	Voya Russell Large Cap Growth Index Portfolio Class I	7,622,879	3.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,275,671	Voya Short Term Bond Fund - Class R6	$20,958,932	10.8
143,489	Voya Small Company Fund - Class R6	1,978,712	1.0
1,149,132	Voya U.S. High Dividend Low Volatility Fund - Class R6	11,548,775	6.0
283,144	Voya U.S. Stock Index Portfolio - Class I	5,215,517	2.7
2,292,781	VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,918,982	11.3
720,534	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	19,922,767	10.3
209,422	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,069,094	1.1
69,724	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,474,697	2.8
	Total Mutual Funds (Cost $181,733,990)	168,310,540	87.0
	Total Investments in Securities (Cost $205,896,550)	$193,179,442	99.9
	Assets in Excess of Other Liabilities	269,406	0.1
	Net Assets	$193,448,848	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,868,902	$—	$—	$24,868,902
Mutual Funds	168,310,540	—	—	168,310,540
Total Investments, at fair value	$193,179,442	$—	$—	$193,179,442

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$6,301,508	$269,262	$(1,258,318)	$329,560	$5,642,012	$119,998	$(335,141)	$—
Voya High Yield Bond Fund - Class R6	4,163,256	4,467,516	(1,116,918)	216,975	7,730,829	212,334	(93,131)	—
Voya Intermediate Bond Fund - Class R6	50,768,216	4,818,398	(16,092,265)	3,270,218	42,764,567	871,046	(2,887,719)	115
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,211,066	2,292,169	(1,384,189)	785,809	5,904,855	—	(444,482)	—
Voya Multi-Manager International Equity Fund - Class I	4,173,620	163,322	(956,874)	398,397	3,778,465	—	7,413	—
Voya Multi-Manager International Factors Fund - Class I	4,186,466	48,380	(983,333)	550,022	3,801,535	—	(108,697)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,028,643	251,088	(476,101)	174,292	1,977,922	19	(104,375)	—
Voya Russell Large Cap Growth Index - Class I	—	10,893,815	(4,254,752)	983,816	7,622,879	36,907	360,460	346,013
Voya Short Term Bond Fund - Class R6	24,077,444	5,319,883	(9,009,135)	570,740	20,958,932	370,520	(602,445)	—
Voya Small Company Fund - Class R6	—	2,037,874	(160,891)	101,729	1,978,712	—	686	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,265,394	3,789,391	(1,682,721)	176,711	11,548,775	64,099	(288,089)	—
Voya U.S. Stock Index Portfolio - Class I	12,008,742	531,609	(8,247,553)	922,719	5,215,517	—	403,751	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	28,568,674	885,004	(9,098,243)	1,563,547	21,918,982	—	(788,069)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,550,288	288,780	(3,097,892)	2,181,591	19,922,767	—	(7,611)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,013,650	172,859	(731,823)	614,408	2,069,094	—	(320,053)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,879,402	407,751	(2,052,046)	2,239,590	5,474,697	—	(725,761)	—
	$177,196,369	$36,637,101	$(60,603,054)	$15,080,124	$168,310,540	$1,674,923	$(5,933,263)	$346,128
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(354,013)
Total	$(354,013)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,843)
Total	$(21,843)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $211,168,432.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,677,626
Gross Unrealized Depreciation	(20,666,619)
Net Unrealized Depreciation	$(17,988,993)
See Accompanying Notes to Financial Statements
63

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.4%
251,088	Vanguard FTSE Developed Markets ETF	$11,595,244	2.5
69,289	Vanguard Long-Term Treasury ETF	4,401,930	0.9
	Total Exchange-Traded Funds (Cost $14,128,204)	15,997,174	3.4
MUTUAL FUNDS: 96.5%
	Affiliated Investment Companies: 96.5%
5,090,459	Voya Intermediate Bond Fund - Class R6	43,879,759	9.4
3,722,148	Voya Large Cap Value Portfolio - Class R6	20,434,591	4.4
1,479,407	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,699,306	2.9
1,381,323	Voya Multi-Manager International Equity Fund - Class I	13,454,084	2.9
2,010,229	Voya Multi-Manager International Factors Fund - Class I	18,031,751	3.9
2,297,533	Voya Multi-Manager Mid Cap Value Fund - Class I	20,769,717	4.4
355,857	Voya Russell Large Cap Growth Index Portfolio Class I	20,443,991	4.4
1,461,013	Voya Short Term Bond Fund - Class R6	13,455,930	2.9
257,195 (1)	Voya Small Cap Growth Fund - Class R6	9,518,778	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,023,528	Voya Small Company Fund - Class R6	$14,114,449	3.0
7,720,872	Voya U.S. Stock Index Portfolio - Class I	142,218,462	30.4
1,807,328	VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,278,053	3.7
738,424	VY® Invesco Comstock Portfolio - Class I	16,068,116	3.4
1,676,725	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,361,437	9.9
2,190,683	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	21,643,961	4.6
258,784	VY® T. Rowe Price Growth Equity Portfolio - Class I	20,319,712	4.3
	Total Mutual Funds (Cost $457,826,471)	451,692,097	96.5
	Total Investments in Securities (Cost $471,954,675)	$467,689,271	99.9
	Assets in Excess of Other Liabilities	529,193	0.1
	Net Assets	$468,218,464	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,997,174	$—	$—	$15,997,174
Mutual Funds	451,692,097	—	—	451,692,097
Total Investments, at fair value	$467,689,271	$—	$—	$467,689,271
Other Financial Instruments+
Futures	46,938	—	—	46,938
Total Assets	$467,736,209	$—	$—	$467,736,209
Liabilities Table
Other Financial Instruments+
Futures	$(153,053)	$—	$—	$(153,053)
Total Liabilities	$(153,053)	$—	$—	$(153,053)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
64

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	32	09/20/23	$4,359,000	$46,938
			$4,359,000	$46,938
Short Contracts:
S&P 500® E-Mini	(22)	09/15/23	(4,937,075)	(153,053)
			$(4,937,075)	$(153,053)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$38,551,485	$10,044,974	$(5,737,203)	$1,020,503	$43,879,759	$794,337	$(824,379)	$19
Voya Large Cap Value Portfolio - Class R6	15,663,690	5,210,213	(3,581,532)	3,142,220	20,434,591	—	(2,239,268)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,836,277	5,112,299	(7,828,467)	2,579,197	13,699,306	—	(1,491,074)	—
Voya Multi-Manager International Equity Fund - Class I	13,743,145	183,939	(2,592,903)	2,119,903	13,454,084	—	(772,446)	—
Voya Multi-Manager International Factors Fund - Class I	18,370,715	402,341	(3,006,880)	2,265,575	18,031,751	—	(289,462)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	17,807,271	3,797,137	(1,666,107)	831,416	20,769,717	—	(105,029)	—
Voya Russell Large Cap Growth Index - Class I	—	18,341,510	(784,418)	2,886,899	20,443,991	97,112	83,209	910,388
Voya Short Term Bond Fund - Class R6	—	13,869,250	(317,299)	(96,021)	13,455,930	74,150	(1,133)	—
Voya Small Cap Growth Fund - Class R6	8,850,088	769,434	(1,194,160)	1,093,416	9,518,778	83	10,942	—
Voya Small Company Fund - Class R6	13,485,526	1,320,278	(1,822,637)	1,131,282	14,114,449	—	(34,488)	—
Voya U.S. Stock Index Portfolio - Class I	141,558,549	2,961,475	(21,716,656)	19,415,094	142,218,462	—	2,608,896	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,796,812	991,127	(2,339,852)	829,966	17,278,053	—	(295,866)	—
VY® Invesco Comstock Portfolio - Class I	20,183,067	394,861	(4,058,169)	(451,643)	16,068,116	—	1,105,288	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,097,773	922,936	(4,663,979)	5,004,707	46,361,437	—	(120,021)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	17,678,748	3,066,435	(2,318,728)	3,217,506	21,643,961	—	(412,781)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	21,312,793	1,266,095	(15,472,401)	13,213,225	20,319,712	—	(7,045,003)	—
	$403,935,939	$68,654,304	$(79,101,391)	$58,203,245	$451,692,097	$965,682	$(9,822,615)	$910,407
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$46,938
Total Asset Derivatives		$46,938
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$153,053
Total Liability Derivatives		$153,053

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,078,837)
Interest rate contracts	(137,804)
Total	$(1,216,641)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(378,536)
Interest rate contracts	177,774
Total	$(200,762)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $480,988,738.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,725,830
Gross Unrealized Depreciation	(29,131,411)
Net Unrealized Depreciation	$(13,405,581)
See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
19,055	Schwab U.S. TIPS ETF	$999,053	3.3
10,343	Vanguard Long-Term Treasury ETF	657,091	2.1
	Total Exchange-Traded Funds (Cost $1,668,647)	1,656,144	5.4
MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 94.6%
163,394	Voya Global Bond Fund - Class R6	1,186,239	3.9
227,479	Voya High Yield Bond Fund - Class R6	1,524,110	5.0
779,999	Voya Intermediate Bond Fund - Class R6	6,723,592	21.9
102,654	Voya MidCap Opportunities Portfolio - Class R6	488,632	1.6
67,497	Voya Multi-Manager Emerging Markets Equity Fund - Class I	625,019	2.0
70,684	Voya Multi-Manager International Equity Fund - Class I	688,465	2.2
77,339	Voya Multi-Manager International Factors Fund - Class I	693,730	2.3
50,975	Voya Multi-Manager Mid Cap Value Fund - Class I	460,816	1.5
24,147	Voya Russell Large Cap Growth Index Portfolio Class I	1,387,243	4.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
359,093	Voya Short Term Bond Fund - Class R6	$3,307,243	10.8
42,197	Voya Small Company Fund - Class R6	581,890	1.9
151,206	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,519,616	5.0
116,835	Voya U.S. Stock Index Portfolio - Class I	2,152,107	7.0
300,750	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,875,172	9.4
28,551	VY® Invesco Comstock Portfolio - Class I	621,263	2.0
113,577	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,140,409	10.2
13,168	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,033,988	3.4
	Total Mutual Funds (Cost $30,173,654)	29,009,534	94.6
	Total Investments in Securities (Cost $31,842,301)	$30,665,678	100.0
	Assets in Excess of Other Liabilities	7,458	0.0
	Net Assets	$30,673,136	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,656,144	$—	$—	$1,656,144
Mutual Funds	29,009,534	—	—	29,009,534
Total Investments, at fair value	$30,665,678	$—	$—	$30,665,678

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,425,245	$127,281	$(472,799)	$106,512	$1,186,239	$25,900	$(104,845)	$—
Voya High Yield Bond Fund - Class R6	1,765,387	160,550	(521,311)	119,484	1,524,110	50,454	(84,499)	—
Voya Intermediate Bond Fund - Class R6	7,190,444	1,640,530	(2,610,022)	502,640	6,723,592	130,593	(445,786)	33
Voya MidCap Opportunities Portfolio - Class R6	337,972	213,649	(271,021)	208,032	488,632	6	(146,077)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	712,657	419,972	(615,779)	108,169	625,019	—	(53,959)	—
Voya Multi-Manager International Equity Fund - Class I	177,595	602,814	(123,910)	31,966	688,465	—	(7,532)	—
Voya Multi-Manager International Factors Fund - Class I	537,440	269,822	(190,512)	76,980	693,730	—	(20,230)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	343,788	219,186	(158,282)	56,124	460,816	—	(37,042)	—
Voya Russell Large Cap Growth Index - Class I	—	1,418,742	(192,092)	160,593	1,387,243	6,706	18,866	62,879
Voya Short Term Bond Fund - Class R6	4,443,904	408,082	(1,629,214)	84,471	3,307,243	63,122	(77,995)	—
Voya Small Company Fund - Class R6	672,144	156,432	(308,424)	61,738	581,890	—	(14,342)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,744,897	209,468	(542,145)	107,396	1,519,616	12,140	(131,102)	—
Voya U.S. Stock Index Portfolio - Class I	3,416,225	1,217,241	(3,127,124)	645,765	2,152,107	—	(246,002)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,154,529	273,221	(2,046,294)	493,716	2,875,172	—	(374,116)	—
VY® Invesco Comstock Portfolio - Class I	692,762	75,667	(177,147)	29,981	621,263	—	(4,856)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,484,144	196,308	(970,754)	430,711	3,140,409	—	(76,501)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	979,447	137,388	(655,880)	573,033	1,033,988	—	(281,606)	—
	$32,078,580	$7,746,353	$(14,612,710)	$3,797,311	$29,009,534	$288,921	$(2,087,624)	$62,912
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $33,178,007.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$536,592
Gross Unrealized Depreciation	(3,048,922)
Net Unrealized Depreciation	$(2,512,330)
See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
428,792	Schwab U.S. TIPS ETF	$22,481,565	5.0
354,068	Vanguard FTSE Developed Markets ETF	16,350,860	3.6
139,650	Vanguard Long-Term Treasury ETF	8,871,964	2.0
	Total Exchange-Traded Funds (Cost $45,356,494)	47,704,389	10.6
MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
1,792,247	Voya Global Bond Fund - Class R6	13,011,714	2.9
1,330,220	Voya High Yield Bond Fund - Class R6	8,912,474	2.0
10,503,351	Voya Intermediate Bond Fund - Class R6	90,538,884	20.0
1,464,848	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,564,491	3.0
1,824,403	Voya Multi-Manager International Equity Fund - Class I	17,769,683	3.9
2,489,261	Voya Multi-Manager International Factors Fund - Class I	22,328,669	4.9
756,980	Voya Multi-Manager Mid Cap Value Fund - Class I	6,843,102	1.5
260,899	Voya Russell Large Cap Growth Index Portfolio Class I	14,988,645	3.3
1,906,592	Voya Short Term Bond Fund - Class R6	17,559,709	3.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
126,552 (1)	Voya Small Cap Growth Fund - Class R6	$4,683,673	1.0
335,760	Voya Small Company Fund - Class R6	4,630,137	1.0
2,210,998	Voya U.S. High Dividend Low Volatility Fund - Class R6	22,220,532	4.9
4,028,285	Voya U.S. Stock Index Portfolio - Class I	74,201,007	16.4
3,112,792	VY® BrandywineGLOBAL - Bond Portfolio - Class I	29,758,292	6.6
1,661,136	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,930,399	10.2
724,192	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,155,017	1.6
128,148	VY® T. Rowe Price Growth Equity Portfolio - Class I	10,062,178	2.2
	Total Mutual Funds (Cost $424,632,263)	404,158,606	89.3
	Total Investments in Securities (Cost $469,988,757)	$451,862,995	99.9
	Assets in Excess of Other Liabilities	639,658	0.1
	Net Assets	$452,502,653	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$47,704,389	$—	$—	$47,704,389
Mutual Funds	404,158,606	—	—	404,158,606
Total Investments, at fair value	$451,862,995	$—	$—	$451,862,995

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$14,086,632	$805,816	$(2,422,447)	$541,713	$13,011,714	$272,685	$(560,858)	$—
Voya High Yield Bond Fund - Class R6	—	9,654,962	(832,783)	90,295	8,912,474	200,429	6,625	—
Voya Intermediate Bond Fund - Class R6	104,660,874	16,360,460	(38,472,180)	7,989,730	90,538,884	1,807,494	(7,257,035)	449
Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,873,461	4,918,777	(16,010,342)	5,782,595	13,564,491	—	(4,602,149)	—
Voya Multi-Manager International Equity Fund - Class I	18,705,533	591,440	(3,342,160)	1,814,870	17,769,683	—	10,958	—
Voya Multi-Manager International Factors Fund - Class I	23,449,866	304,105	(3,829,621)	2,404,319	22,328,669	—	89,756	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,805,283	773,267	(940,419)	204,971	6,843,102	—	28,942	—
Voya Russell Large Cap Growth Index Portfolio Class I	—	22,292,310	(9,363,863)	2,060,198	14,988,645	71,857	781,875	673,693
Voya Short Term Bond Fund - Class R6	—	18,579,461	(839,481)	(180,271)	17,559,709	129,911	(3,894)	—
Voya Small Cap Growth Fund - Class R6	4,515,504	666,207	(1,052,679)	554,641	4,683,673	15	11,393	—
Voya Small Company Fund - Class R6	4,589,164	692,299	(1,049,472)	398,146	4,630,137	—	(16,806)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	23,019,586	2,007,801	(2,608,199)	(198,656)	22,220,532	162,421	(119,349)	—
Voya U.S. Stock Index Portfolio - Class I	67,813,247	6,682,974	(11,066,580)	10,771,366	74,201,007	—	292,403	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,022,769	6,367,165	(22,637,214)	5,005,572	29,758,292	—	(3,839,782)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,953,836	561,620	(5,689,807)	5,104,750	45,930,399	—	(179,068)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,755,896	502,305	(1,958,578)	1,855,394	7,155,017	—	(855,026)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	13,321,766	710,532	(13,139,242)	9,169,122	10,062,178	—	(5,715,963)	—
	$393,573,417	$92,471,501	$(135,255,067)	$53,368,755	$404,158,606	$2,644,812	$(21,927,978)	$674,142
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(793,782)
Total	$(793,782)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(34,296)
Total	$(34,296)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $482,425,668.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,480,102
Gross Unrealized Depreciation	(40,042,775)
Net Unrealized Depreciation	$(30,562,673)
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
17,725	Schwab U.S. TIPS ETF	$929,322	2.0
46,947	Vanguard FTSE Developed Markets ETF	2,168,012	4.6
14,432	Vanguard Long-Term Treasury ETF	916,865	2.0
	Total Exchange-Traded Funds (Cost $3,748,754)	4,014,199	8.6
MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 91.4%
136,939	Voya High Yield Bond Fund - Class R6	917,492	1.9
930,190	Voya Intermediate Bond Fund - Class R6	8,018,234	17.1
200,974	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,861,023	4.0
233,984	Voya Multi-Manager International Equity Fund - Class I	2,278,999	4.9
306,429	Voya Multi-Manager International Factors Fund - Class I	2,748,665	5.9
103,877	Voya Multi-Manager Mid Cap Value Fund - Class I	939,044	2.0
26,880	Voya Russell Large Cap Growth Index Portfolio Class I	1,544,280	3.3
147,105	Voya Short Term Bond Fund - Class R6	1,354,837	2.9
13,050 (1)	Voya Small Cap Growth Fund - Class R6	482,977	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
69,298	Voya Small Company Fund - Class R6	$955,613	2.0
136,544	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,372,263	2.9
547,266	Voya U.S. Stock Index Portfolio - Class I	10,080,640	21.5
274,946	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,628,483	5.6
42,965	VY® Invesco Comstock Portfolio - Class I	934,927	2.0
171,033	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,729,070	10.1
99,435	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	982,417	2.1
13,206	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,036,899	2.2
	Total Mutual Funds (Cost $42,972,506)	42,865,863	91.4
	Total Investments in Securities (Cost $46,721,260)	$46,880,062	100.0
	Liabilities in Excess of Other Assets	(11,802)	—
	Net Assets	$46,868,260	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,014,199	$—	$—	$4,014,199
Mutual Funds	42,865,863	—	—	42,865,863
Total Investments, at fair value	$46,880,062	$—	$—	$46,880,062

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$1,101,605	$(192,971)	$8,858	$917,492	$20,788	$1,332	$—
Voya Intermediate Bond Fund - Class R6	10,332,310	2,962,162	(6,343,410)	1,067,172	8,018,234	165,154	(1,006,118)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,988,513	725,507	(1,449,351)	596,354	1,861,023	—	(463,835)	—
Voya Multi-Manager International Equity Fund - Class I	2,478,405	340,934	(1,063,244)	522,904	2,278,999	—	(284,582)	—
Voya Multi-Manager International Factors Fund - Class I	2,984,229	343,656	(1,152,191)	572,971	2,748,665	—	(260,652)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	957,299	182,727	(301,040)	100,058	939,044	—	(68,309)	—
Voya Russell Large Cap Growth Index - Class I	—	2,404,237	(1,065,162)	205,205	1,544,280	7,467	90,884	69,998
Voya Short Term Bond Fund - Class R6	—	1,488,836	(120,083)	(13,916)	1,354,837	9,663	(588)	—
Voya Small Cap Growth Fund - Class R6	482,601	122,441	(180,009)	57,944	482,977	—	1,665	—
Voya Small Company Fund - Class R6	979,219	245,042	(356,633)	87,985	955,613	—	(8,008)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,457,051	236,495	(451,170)	129,887	1,372,263	10,140	(151,380)	—
Voya U.S. Stock Index Portfolio - Class I	9,052,649	2,396,946	(3,170,067)	1,801,112	10,080,640	—	(325,554)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,859,399	459,978	(2,255,923)	565,029	2,628,483	—	(452,720)	—
VY® Invesco Comstock Portfolio - Class I	964,455	134,716	(205,876)	41,632	934,927	—	(6,016)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,847,728	419,991	(1,163,788)	625,139	4,729,070	72	(113,197)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	950,372	144,623	(446,604)	334,026	982,417	—	(194,689)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,410,711	184,105	(1,434,145)	876,228	1,036,899	—	(517,492)	—
	$42,744,941	$13,894,001	$(21,351,667)	$7,578,588	$42,865,863	$213,284	$(3,759,259)	$69,998
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $48,599,631.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,451,897
Gross Unrealized Depreciation	(3,171,467)
Net Unrealized Depreciation	$(1,719,570)
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
663,987	Vanguard FTSE Developed Markets ETF	$30,662,920	5.5
41,603	Vanguard Long-Term Treasury ETF	2,643,038	0.5
	Total Exchange-Traded Funds (Cost $27,773,810)	33,305,958	6.0
MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
1,603,361	Voya High Yield Bond Fund - Class R6	10,742,520	1.9
7,905,678	Voya Intermediate Bond Fund - Class R6	68,146,947	12.3
2,966,191	Voya Large Cap Value Portfolio - Class R6	16,284,390	2.9
2,943,031	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,252,464	4.9
3,307,676	Voya Multi-Manager International Equity Fund - Class I	32,216,762	5.8
4,169,131	Voya Multi-Manager International Factors Fund - Class I	37,397,103	6.7
1,216,727	Voya Multi-Manager Mid Cap Value Fund - Class I	10,999,211	2.0
313,096	Voya Russell Large Cap Growth Index Portfolio Class I	17,987,349	3.2
574,744	Voya Short Term Bond Fund - Class R6	5,293,392	1.0
153,034 (1)	Voya Small Cap Growth Fund - Class R6	5,663,796	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
812,577	Voya Small Company Fund - Class R6	$11,205,432	2.0
8,436,130	Voya U.S. Stock Index Portfolio - Class I	155,393,510	28.0
2,155,664	VY® BrandywineGLOBAL - Bond Portfolio - Class I	20,608,147	3.7
754,794	VY® Invesco Comstock Portfolio - Class I	16,424,310	3.0
2,002,103	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	55,358,149	10.0
1,163,771	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,498,062	2.1
231,008	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,138,762	3.3
	Total Mutual Funds (Cost $537,029,069)	520,610,306	93.8
	Total Investments in Securities (Cost $564,802,879)	$553,916,264	99.8
	Assets in Excess of Other Liabilities	1,130,804	0.2
	Net Assets	$555,047,068	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,305,958	$—	$—	$33,305,958
Mutual Funds	520,610,306	—	—	520,610,306
Total Investments, at fair value	$553,916,264	$—	$—	$553,916,264
Other Financial Instruments+
Futures	85,074	—	—	85,074
Total Assets	$554,001,338	$—	$—	$554,001,338
See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Liabilities Table
Other Financial Instruments+
Futures	$(285,235)	$—	$—	$(285,235)
Total Liabilities	$(285,235)	$—	$—	$(285,235)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	58	09/20/23	$7,900,688	$85,074
			$7,900,688	$85,074
Short Contracts:
S&P 500® E-Mini	(41)	09/15/23	(9,200,913)	(285,235)
			$(9,200,913)	$(285,235)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$11,511,096	$(876,946)	$108,370	$10,742,520	$239,462	$6,901	$—
Voya Intermediate Bond Fund - Class R6	76,069,949	22,535,880	(37,257,654)	6,798,772	68,146,947	1,289,950	(6,453,027)	524
Voya Large Cap Value Portfolio - Class R6	15,971,894	892,491	(3,797,065)	3,217,070	16,284,390	—	(2,373,250)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,534,978	6,655,970	(13,579,811)	6,641,327	27,252,464	—	(4,710,446)	—
Voya Multi-Manager International Equity Fund - Class I	32,802,073	1,324,704	(5,149,425)	3,239,410	32,216,762	—	(34,413)	—
Voya Multi-Manager International Factors Fund - Class I	38,387,323	1,189,408	(6,122,731)	3,943,103	37,397,103	—	161,143	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,592,117	1,168,925	(985,453)	223,622	10,999,211	—	138,872	—
Voya Russell Large Cap Growth Index - Class I	—	27,708,070	(12,530,562)	2,809,841	17,987,349	85,882	1,055,228	805,164
Voya Short Term Bond Fund - Class R6	—	5,542,086	(185,942)	(62,752)	5,293,392	25,920	(1,467)	—
Voya Small Cap Growth Fund - Class R6	5,295,764	667,574	(953,136)	653,594	5,663,796	24	14,658	—
Voya Small Company Fund - Class R6	10,761,557	1,397,825	(1,870,141)	916,191	11,205,432	—	(23,178)	—
Voya U.S. Stock Index Portfolio - Class I	139,786,025	9,312,727	(16,896,348)	23,191,106	155,393,510	2	(192,330)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,315,797	1,194,604	(3,091,632)	1,189,378	20,608,147	—	(582,657)	—
VY® Invesco Comstock Portfolio - Class I	16,006,625	1,220,676	(1,303,757)	500,766	16,424,310	—	120,058	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	53,645,265	1,406,418	(6,026,625)	6,333,091	55,358,149	—	(505,293)	14
See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$10,515,915	$736,307	$(2,215,180)	$2,461,020	$11,498,062	$—	$(881,432)	$—
VY® T. Rowe Price Growth Equity Portfolio - Class I	15,501,334	1,032,421	(6,154,003)	7,759,010	18,138,762	—	(2,886,030)	—
	$474,186,616	$95,497,182	$(118,996,411)	$69,922,919	$520,610,306	$1,641,240	$(17,146,663)	$805,702

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$85,074
Total Asset Derivatives		$85,074
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$285,235
Total Liability Derivatives		$285,235

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss). The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,449,385)
Interest rate contracts	(270,719)
Total	$(1,720,104)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(664,939)
Interest rate contracts	312,112
Total	$(352,827)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $575,598,226.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,662,696
Gross Unrealized Depreciation	(44,544,819)
Net Unrealized Depreciation	$(21,882,123)
See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
55,689	Vanguard FTSE Developed Markets ETF	$2,571,718	6.7
11,822	Vanguard Long-Term Treasury ETF	751,052	1.9
	Total Exchange-Traded Funds (Cost $2,936,428)	3,322,770	8.6
MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 91.4%
111,003	Voya High Yield Bond Fund - Class R6	743,720	1.9
208,003	Voya Intermediate Bond Fund - Class R6	1,792,987	4.6
290,524	Voya Large Cap Value Portfolio - Class R6	1,594,977	4.1
203,813	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,887,311	4.9
263,836	Voya Multi-Manager International Equity Fund - Class I	2,569,759	6.7
329,175	Voya Multi-Manager International Factors Fund - Class I	2,952,697	7.7
105,468	Voya Multi-Manager Mid Cap Value Fund - Class I	953,431	2.5
29,120	Voya Russell Large Cap Growth Index Portfolio Class I	1,672,958	4.3
39,671	Voya Short Term Bond Fund - Class R6	365,372	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
15,840 (1)	Voya Small Cap Growth Fund - Class R6	$586,242	1.5
70,035	Voya Small Company Fund - Class R6	965,780	2.5
639,080	Voya U.S. Stock Index Portfolio - Class I	11,771,861	30.5
110,805	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,059,295	2.7
52,276	VY® Invesco Comstock Portfolio - Class I	1,137,527	3.0
103,984	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,875,171	7.4
100,470	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	992,642	2.6
17,424	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,368,166	3.5
	Total Mutual Funds (Cost $34,122,772)	35,289,896	91.4
	Total Investments in Securities (Cost $37,059,200)	$38,612,666	100.0
	Assets in Excess of Other Liabilities	17,028	0.0
	Net Assets	$38,629,694	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,322,770	$—	$—	$3,322,770
Mutual Funds	35,289,896	—	—	35,289,896
Total Investments, at fair value	$38,612,666	$—	$—	$38,612,666

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$908,395	$(171,853)	$7,178	$743,720	$16,934	$1,180	$—
Voya Intermediate Bond Fund - Class R6	2,818,964	1,315,706	(2,585,817)	244,134	1,792,987	37,359	(233,562)	—
Voya Large Cap Value Portfolio - Class R6	1,473,066	398,140	(948,046)	671,817	1,594,977	—	(592,439)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,029,064	678,083	(1,486,637)	666,801	1,887,311	—	(528,965)	—
Voya Multi-Manager International Equity Fund - Class I	2,836,196	458,549	(1,305,134)	580,148	2,569,759	—	(307,455)	—
Voya Multi-Manager International Factors Fund - Class I	3,251,789	465,394	(1,349,948)	585,462	2,952,697	—	(246,459)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	781,522	351,452	(279,409)	99,866	953,431	—	(62,550)	—
Voya Russell Large Cap Growth Index - Class I	—	2,322,527	(882,401)	232,832	1,672,958	8,148	76,981	76,248
Voya Short Term Bond Fund - Class R6	—	397,476	(27,822)	(4,282)	365,372	1,797	(219)	—
Voya Small Cap Growth Fund - Class R6	589,853	140,033	(214,551)	70,907	586,242	—	3,161	—
Voya Small Company Fund - Class R6	998,859	253,303	(376,821)	90,439	965,780	—	(6,574)	—
Voya U.S. Stock Index Portfolio - Class I	11,278,427	2,069,113	(4,021,820)	2,446,141	11,771,861	—	(663,790)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	792,722	550,968	(341,228)	56,833	1,059,295	—	(45,565)	—
VY® Invesco Comstock Portfolio - Class I	1,377,858	147,438	(425,894)	38,125	1,137,527	—	8,290	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,968,045	323,699	(793,652)	377,079	2,875,171	—	(64,848)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	775,926	320,957	(400,167)	295,926	992,642	—	(167,492)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,635,174	274,887	(1,631,923)	1,090,028	1,368,166	—	(651,400)	—
	$33,607,465	$11,376,120	$(17,243,123)	$7,549,434	$35,289,896	$64,238	$(3,481,706)	$76,248
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $38,663,273.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,989,063
Gross Unrealized Depreciation	(2,039,670)
Net Unrealized Depreciation	$(50,607)
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
517,243	Vanguard FTSE Developed Markets ETF	$23,886,282	5.5
	Total Exchange-Traded Funds (Cost $19,599,127)	23,886,282	5.5
MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 94.3%
1,252,359	Voya High Yield Bond Fund - Class R6	8,390,805	1.9
1,425,510	Voya Intermediate Bond Fund - Class R6	12,287,893	2.8
3,277,897	Voya Large Cap Value Portfolio - Class R6	17,995,654	4.1
2,762,160	Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,577,602	5.8
3,879,799	Voya Multi-Manager International Equity Fund - Class I	37,789,242	8.6
4,228,586	Voya Multi-Manager International Factors Fund - Class I	37,930,415	8.6
1,193,000	Voya Multi-Manager Mid Cap Value Fund - Class I	10,784,721	2.5
306,775	Voya Russell Large Cap Growth Index Portfolio Class I	17,624,231	4.0
179,688 (1)	Voya Small Cap Growth Fund - Class R6	6,650,252	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
794,663	Voya Small Company Fund - Class R6	$10,958,405	2.5
8,420,120	Voya U.S. Stock Index Portfolio - Class I	155,098,612	35.3
590,369	VY® Invesco Comstock Portfolio - Class I	12,846,426	2.9
1,172,715	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	32,425,577	7.4
1,135,295	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,216,716	2.6
210,150	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,501,005	3.8
	Total Mutual Funds (Cost $423,854,823)	414,077,556	94.3
	Total Investments in Securities (Cost $443,453,950)	$437,963,838	99.8
	Assets in Excess of Other Liabilities	963,475	0.2
	Net Assets	$438,927,313	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,886,282	$—	$—	$23,886,282
Mutual Funds	414,077,556	—	—	414,077,556
Total Investments, at fair value	$437,963,838	$—	$—	$437,963,838
Other Financial Instruments+
Futures	88,008	—	—	88,008
Total Assets	$438,051,846	$—	$—	$438,051,846
Liabilities Table
Other Financial Instruments+
Futures	$(292,192)	$—	$—	$(292,192)
Total Liabilities	$(292,192)	$—	$—	$(292,192)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	60	09/20/23	$8,173,125	$88,008
			$8,173,125	$88,008
Short Contracts:
S&P 500® E-Mini	(42)	09/15/23	(9,425,325)	(292,192)
			$(9,425,325)	$(292,192)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$9,037,612	$(729,592)	$82,785	$8,390,805	$186,019	$5,168	$—
Voya Intermediate Bond Fund - Class R6	10,605,169	18,517,468	(17,147,183)	312,439	12,287,893	146,533	(462,356)	322
Voya Large Cap Value Portfolio - Class R6	13,550,013	5,150,090	(3,982,950)	3,278,501	17,995,654	—	(2,492,185)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,647,068	5,621,685	(12,427,871)	6,736,720	25,577,602	—	(4,753,010)	—
Voya Multi-Manager International Equity Fund - Class I	38,534,320	1,499,795	(7,264,417)	5,019,544	37,789,242	—	(1,271,301)	—
Voya Multi-Manager International Factors Fund - Class I	38,653,715	1,613,177	(7,009,051)	4,672,574	37,930,415	—	(547,675)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	8,294,782	3,057,799	(1,113,235)	545,375	10,784,721	—	(142,301)	—
Voya Russell Large Cap Growth Index - Class I	—	23,969,205	(8,831,719)	2,486,745	17,624,231	84,151	734,477	788,991
Voya Small Cap Growth Fund - Class R6	6,222,286	722,712	(1,060,814)	766,068	6,650,252	16	13,969	—
Voya Small Company Fund - Class R6	10,538,254	1,357,283	(1,836,475)	899,343	10,958,405	—	(31,268)	—
Voya U.S. Stock Index Portfolio - Class I	144,405,759	5,338,580	(19,899,714)	25,253,987	155,098,612	—	(2,007,158)	—
VY® Invesco Comstock Portfolio - Class I	16,713,213	685,264	(4,742,113)	190,062	12,846,426	—	338,365	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	31,508,005	1,207,016	(4,007,772)	3,718,328	32,425,577	—	(310,483)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,235,534	2,720,489	(2,012,710)	2,273,403	11,216,716	—	(879,210)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	18,078,090	1,335,356	(13,842,384)	10,929,944	16,501,005	—	(5,834,169)	—
	$370,986,208	$81,833,531	$(105,908,000)	$67,165,818	$414,077,556	$416,719	$(17,639,137)	$789,313
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$88,008
Total Asset Derivatives		$88,008
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$292,192
Total Liability Derivatives		$292,192

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,259,468)
Interest rate contracts	(275,773)
Total	$(1,535,241)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(676,043)
Interest rate contracts	326,590
Total	$(349,453)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $451,151,736.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$17,359,022
Gross Unrealized Depreciation	(30,751,104)
Net Unrealized Depreciation	$(13,392,082)
See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
43,087	Vanguard FTSE Developed Markets ETF	$1,989,758	6.1
9,901	Vanguard Long-Term Treasury ETF	629,010	1.9
	Total Exchange-Traded Funds (Cost $2,296,240)	2,618,768	8.0
MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
103,754	Voya Intermediate Bond Fund - Class R6	894,362	2.7
244,217	Voya Large Cap Value Portfolio - Class R6	1,340,750	4.1
206,226	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,909,650	5.8
287,685	Voya Multi-Manager International Equity Fund - Class I	2,802,048	8.6
296,047	Voya Multi-Manager International Factors Fund - Class I	2,655,543	8.1
106,696	Voya Multi-Manager Mid Cap Value Fund - Class I	964,535	3.0
22,969	Voya Russell Large Cap Growth Index Portfolio Class I	1,319,581	4.0
13,434 (1)	Voya Small Cap Growth Fund - Class R6	497,206	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
59,431	Voya Small Company Fund - Class R6	$819,547	2.5
656,217	Voya U.S. Stock Index Portfolio - Class I	12,087,523	36.9
44,046	VY® Invesco Comstock Portfolio - Class I	958,431	2.9
58,500	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,617,522	5.0
101,750	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,005,292	3.1
15,807	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,241,168	3.8
	Total Mutual Funds (Cost $28,350,550)	30,113,158	92.0
	Total Investments in Securities (Cost $30,646,790)	$32,731,926	100.0
	Assets in Excess of Other Liabilities	15,010	0.0
	Net Assets	$32,746,936	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,618,768	$—	$—	$2,618,768
Mutual Funds	30,113,158	—	—	30,113,158
Total Investments, at fair value	$32,731,926	$—	$—	$32,731,926

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$498,748	$1,566,532	$(1,169,479)	$(1,439)	$894,362	$9,241	$(8,033)	$—
Voya Large Cap Value Portfolio - Class R6	995,110	585,716	(776,124)	536,048	1,340,750	—	(477,733)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,056,897	679,734	(1,414,743)	587,762	1,909,650	—	(431,952)	—
Voya Multi-Manager International Equity Fund - Class I	3,084,168	583,153	(1,588,547)	723,274	2,802,048	—	(427,457)	—
Voya Multi-Manager International Factors Fund - Class I	2,748,756	639,577	(1,172,362)	439,572	2,655,543	—	(153,046)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	824,930	348,221	(315,841)	107,225	964,535	—	(69,482)	—
Voya Russell Large Cap Growth Index - Class I	—	1,878,059	(737,916)	179,438	1,319,581	6,469	65,634	60,564
Voya Small Cap Growth Fund - Class R6	499,637	133,833	(195,817)	59,553	497,206	—	3,519	—
Voya Small Company Fund - Class R6	845,997	243,424	(346,324)	76,450	819,547	—	(4,334)	—
Voya U.S. Stock Index Portfolio - Class I	11,005,584	2,764,806	(4,040,134)	2,357,267	12,087,523	—	(568,527)	—
VY® Invesco Comstock Portfolio - Class I	1,412,823	179,697	(632,452)	(1,637)	958,431	—	44,200	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,533,909	317,345	(1,672,356)	438,624	1,617,522	—	(210,148)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	819,041	316,532	(461,866)	331,585	1,005,292	—	(198,949)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,465,556	291,774	(1,502,263)	986,101	1,241,168	—	(592,102)	—
	$28,791,156	$10,528,403	$(16,026,224)	$6,819,823	$30,113,158	$15,710	$(3,028,410)	$60,564
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $32,172,824.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,239,242
Gross Unrealized Depreciation	(1,680,140)
Net Unrealized Appreciation	$559,102
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
185,497	Vanguard FTSE Developed Markets ETF	$8,566,251	5.5
	Total Exchange-Traded Funds (Cost $7,043,963)	8,566,251	5.5
MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 94.3%
323,702	Voya Intermediate Bond Fund - Class R6	2,790,312	1.8
1,159,217	Voya Large Cap Value Portfolio - Class R6	6,364,102	4.1
1,143,566	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,589,421	6.8
1,356,223	Voya Multi-Manager International Equity Fund - Class I	13,209,617	8.5
1,489,811	Voya Multi-Manager International Factors Fund - Class I	13,363,606	8.6
506,039	Voya Multi-Manager Mid Cap Value Fund - Class I	4,574,593	2.9
108,446	Voya Russell Large Cap Growth Index Portfolio Class I	6,230,230	4.0
63,600 (1)	Voya Small Cap Growth Fund - Class R6	2,353,829	1.5
281,239	Voya Small Company Fund - Class R6	3,878,279	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
3,285,511	Voya U.S. Stock Index Portfolio - Class I	$60,519,105	38.9
209,109	VY® Invesco Comstock Portfolio - Class I	4,550,206	2.9
276,711	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7,651,062	4.9
482,195	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,764,093	3.1
74,559	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,854,360	3.8
	Total Mutual Funds (Cost $146,283,731)	146,692,815	94.3
	Total Investments in Securities (Cost $153,327,694)	$155,259,066	99.8
	Assets in Excess of Other Liabilities	336,230	0.2
	Net Assets	$155,595,296	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,566,251	$—	$—	$8,566,251
Mutual Funds	146,692,815	—	—	146,692,815
Total Investments, at fair value	$155,259,066	$—	$—	$155,259,066
Other Financial Instruments+
Futures	30,803	—	—	30,803
Total Assets	$155,289,869	$—	$—	$155,289,869
Liabilities Table
Other Financial Instruments+
Futures	$(97,398)	$—	$—	$(97,398)
Total Liabilities	$(97,398)	$—	$—	$(97,398)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	21	09/20/23	$2,860,594	$30,803
			$2,860,594	$30,803
Short Contracts:
S&P 500® E-Mini	(14)	09/15/23	(3,141,775)	(97,398)
			$(3,141,775)	$(97,398)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,526,365	$4,817,789	$(3,528,790)	$(25,052)	$2,790,312	$27,625	$(29,667)	$—
Voya Large Cap Value Portfolio - Class R6	4,098,583	2,680,222	(1,784,973)	1,370,270	6,364,102	—	(1,118,894)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,169,374	2,266,924	(2,651,690)	1,804,813	10,589,421	—	(1,091,443)	—
Voya Multi-Manager International Equity Fund - Class I	13,759,552	929,588	(4,240,421)	2,760,898	13,209,617	—	(1,426,768)	—
Voya Multi-Manager International Factors Fund - Class I	13,836,351	938,258	(3,409,970)	1,998,967	13,363,606	—	(531,180)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,706,439	1,262,886	(544,145)	149,413	4,574,593	—	15,733	—
Voya Russell Large Cap Growth Index - Class I	—	8,595,117	(3,238,476)	873,589	6,230,230	30,199	273,467	283,153
Voya Small Cap Growth Fund - Class R6	2,230,977	331,733	(481,802)	272,921	2,353,829	—	5,480	—
Voya Small Company Fund - Class R6	3,778,158	618,120	(843,475)	325,476	3,878,279	—	(16,817)	—
Voya U.S. Stock Index Portfolio - Class I	55,318,266	5,685,636	(10,536,076)	10,051,279	60,519,105	—	(1,153,179)	—
VY® Invesco Comstock Portfolio - Class I	6,721,236	394,142	(2,304,396)	(260,776)	4,550,206	—	453,205	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	11,286,823	689,196	(5,864,956)	1,539,999	7,651,062	—	(489,444)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,679,909	1,111,679	(1,038,160)	1,010,665	4,764,093	—	(405,051)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,487,889	602,200	(5,542,067)	4,306,338	5,854,360	—	(2,495,270)	—
	$135,599,922	$30,923,490	$(46,009,397)	$26,178,800	$146,692,815	$57,824	$(8,009,828)	$283,153
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$30,803
Total Asset Derivatives		$30,803
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$97,398
Total Liability Derivatives		$97,398

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(332,238)
Interest rate contracts	(116,076)
Total	$(448,314)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(237,344)
Interest rate contracts	115,461
Total	$(121,883)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $156,788,114.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,088,906
Gross Unrealized Depreciation	(8,684,549)
Net Unrealized Depreciation	$(1,595,643)
See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
30,584	Vanguard FTSE Developed Markets ETF	$1,412,369	5.5
7,873	Vanguard Long-Term Treasury ETF	500,172	2.0
	Total Exchange-Traded Funds (Cost $1,741,032)	1,912,541	7.5
MUTUAL FUNDS: 92.4%
	Affiliated Investment Companies: 92.4%
28,986	Voya Intermediate Bond Fund - Class R6	249,860	1.0
190,817	Voya Large Cap Value Portfolio - Class R6	1,047,586	4.1
188,380	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,744,399	6.8
225,171	Voya Multi-Manager International Equity Fund - Class I	2,193,165	8.6
245,733	Voya Multi-Manager International Factors Fund - Class I	2,204,225	8.6
83,388	Voya Multi-Manager Mid Cap Value Fund - Class I	753,829	2.9
17,861	Voya Russell Large Cap Growth Index Portfolio Class I	1,026,107	4.0
10,463 (1)	Voya Small Cap Growth Fund - Class R6	387,235	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
46,285	Voya Small Company Fund - Class R6	$638,276	2.5
490,902	Voya U.S. Stock Index Portfolio - Class I	9,042,423	35.3
34,432	VY® Invesco Comstock Portfolio - Class I	749,247	2.9
67,463	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,865,358	7.3
79,497	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	785,432	3.1
12,263	VY® T. Rowe Price Growth Equity Portfolio - Class I	962,888	3.8
	Total Mutual Funds (Cost $22,526,797)	23,650,030	92.4
	Total Investments in Securities (Cost $24,267,829)	$25,562,571	99.9
	Assets in Excess of Other Liabilities	15,245	0.1
	Net Assets	$25,577,816	100.0

(1)
Non-income producing security

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,912,541	$—	$—	$1,912,541
Mutual Funds	23,650,030	—	—	23,650,030
Total Investments, at fair value	$25,562,571	$—	$—	$25,562,571

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$393,855	$602,159	$(754,158)	$8,004	$249,860	$1,395	$(4,061)	$—
Voya Large Cap Value Portfolio - Class R6	698,946	511,008	(533,247)	370,879	1,047,586	—	(328,476)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,575,319	525,528	(731,406)	374,958	1,744,399	—	(254,364)	—
Voya Multi-Manager International Equity Fund - Class I	2,370,921	445,863	(1,130,273)	506,654	2,193,165	—	(281,382)	—
Voya Multi-Manager International Factors Fund - Class I	2,112,574	629,038	(829,550)	292,163	2,204,225	—	(67,936)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	632,098	269,264	(219,664)	72,131	753,829	—	(43,307)	—
Voya Russell Large Cap Growth Index - Class I	—	1,456,165	(568,534)	138,476	1,026,107	5,009	50,149	47,002
Voya Small Cap Growth Fund - Class R6	384,939	98,041	(141,575)	45,830	387,235	—	1,904	—
Voya Small Company Fund - Class R6	651,669	182,146	(254,772)	59,233	638,276	—	(4,588)	—
Voya U.S. Stock Index Portfolio - Class I	8,560,568	1,701,431	(2,993,899)	1,774,323	9,042,423	—	(421,717)	—
VY® Invesco Comstock Portfolio - Class I	1,146,236	144,511	(538,256)	(3,244)	749,247	—	36,497	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,060,463	318,339	(831,144)	317,700	1,865,358	—	(108,464)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	627,575	244,925	(332,006)	244,938	785,432	—	(143,167)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,130,642	204,343	(1,101,229)	729,132	962,888	—	(428,274)	—
	$22,345,805	$7,332,761	$(10,959,713)	$4,931,177	$23,650,030	$6,404	$(1,997,186)	$47,002
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $25,606,473.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,467,866
Gross Unrealized Depreciation	(1,511,769)
Net Unrealized Depreciation	$(43,903)
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
14,511	Vanguard FTSE Developed Markets ETF	$670,118	6.4
2,953	Vanguard Long-Term Treasury ETF	187,604	1.8
	Total Exchange-Traded Funds (Cost $761,083)	857,722	8.2
MUTUAL FUNDS: 91.8%
	Affiliated Investment Companies: 91.8%
77,672	Voya Large Cap Value Portfolio - Class R6	426,422	4.1
76,424	Voya Multi-Manager Emerging Markets Equity Fund - Class I	707,684	6.8
94,490	Voya Multi-Manager International Equity Fund - Class I	920,333	8.9
96,663	Voya Multi-Manager International Factors Fund - Class I	867,068	8.4
33,932	Voya Multi-Manager Mid Cap Value Fund - Class I	306,744	3.0
7,241	Voya Russell Large Cap Growth Index Portfolio Class I	416,011	4.0
4,257 (1)	Voya Small Cap Growth Fund - Class R6	157,541	1.5
18,831	Voya Small Company Fund - Class R6	259,683	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
198,986	Voya U.S. Stock Index Portfolio - Class I	$3,665,328	35.3
13,996	VY® Invesco Comstock Portfolio - Class I	304,558	2.9
27,972	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	773,427	7.5
32,244	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	318,576	3.1
4,979	VY® T. Rowe Price Growth Equity Portfolio - Class I	390,916	3.8
	Total Mutual Funds (Cost $9,030,364)	9,514,291	91.8
	Total Investments in Securities (Cost $9,791,447)	$10,372,013	100.0
	Liabilities in Excess of Other Assets	(4,980)	—
	Net Assets	$10,367,033	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$857,722	$—	$—	$857,722
Mutual Funds	9,514,291	—	—	9,514,291
Total Investments, at fair value	$10,372,013	$—	$—	$10,372,013

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$126,003	$114,382	$(243,221)	$2,836	$—	$451	$(1,149)	$—
Voya Large Cap Value Portfolio - Class R6	223,967	222,227	(94,570)	74,798	426,422	—	(59,217)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	504,725	250,825	(127,932)	80,066	707,684	—	(39,237)	—
Voya Multi-Manager International Equity Fund - Class I	763,311	261,918	(215,074)	110,178	920,333	—	(32,951)	—
Voya Multi-Manager International Factors Fund - Class I	680,062	285,152	(188,874)	90,728	867,068	—	(13,182)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	202,548	125,158	(40,349)	19,387	306,744	—	(9,096)	—
Voya Russell Large Cap Growth Index - Class I	—	557,504	(195,987)	54,494	416,011	1,885	16,202	17,682
Voya Small Cap Growth Fund - Class R6	124,063	48,513	(31,286)	16,251	157,541	—	393	—
Voya Small Company Fund - Class R6	210,022	87,731	(57,443)	19,373	259,683	—	(1,105)	—
Voya U.S. Stock Index Portfolio - Class I	2,700,504	977,017	(624,645)	612,452	3,665,328	—	(121,246)	—
VY® Invesco Comstock Portfolio - Class I	367,292	91,451	(166,424)	12,239	304,558	—	(604)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	661,440	195,382	(193,889)	110,494	773,427	—	(34,748)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	201,083	115,970	(61,440)	62,963	318,576	—	(25,951)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	364,787	117,842	(298,833)	207,120	390,916	—	(97,498)	—
	$7,129,807	$3,451,072	$(2,539,967)	$1,473,379	$9,514,291	$2,336	$(419,389)	$17,682
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $10,293,725.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$641,242
Gross Unrealized Depreciation	(562,955)
Net Unrealized Appreciation	$78,287
See Accompanying Notes to Financial Statements
89

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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June 30, 2023
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■ Voya Index Solution 2030 Portfolio	■ Voya Index Solution 2055 Portfolio
■ Voya Index Solution 2035 Portfolio	■ Voya Index Solution 2060 Portfolio
■ Voya Index Solution 2040 Portfolio	■ Voya Index Solution 2065 Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,056.20	0.54%	$2.75	$1,000.00	$1,022.12	0.54%	$2.71
Class I	1,000.00	1,059.00	0.04	0.20	1,000.00	1,024.60	0.04	0.20
Class S	1,000.00	1,058.50	0.29	1.48	1,000.00	1,023.36	0.29	1.45
Class S2	1,000.00	1,057.90	0.44	2.25	1,000.00	1,022.61	0.44	2.21
Class Z	1,000.00	1,059.00	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,078.40	0.53%	$2.73	$1,000.00	$1,022.17	0.53%	$2.66
Class I	1,000.00	1,081.30	0.03	0.15	1,000.00	1,024.65	0.03	0.15
Class S	1,000.00	1,080.30	0.28	1.44	1,000.00	1,023.41	0.28	1.40
Class S2	1,000.00	1,079.10	0.43	2.22	1,000.00	1,022.66	0.43	2.16
Class Z	1,000.00	1,081.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,088.40	0.56%	$2.90	$1,000.00	$1,022.02	0.56%	$2.81
Class I	1,000.00	1,091.50	0.06	0.31	1,000.00	1,024.50	0.06	0.30
Class S	1,000.00	1,089.40	0.31	1.61	1,000.00	1,023.26	0.31	1.56
Class S2	1,000.00	1,089.30	0.46	2.38	1,000.00	1,022.51	0.46	2.31
Class Z	1,000.00	1,091.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
1

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,101.40	0.56%	$2.92	$1,000.00	$1,022.02	0.56%	$2.81
Class I	1,000.00	1,103.90	0.06	0.31	1,000.00	1,024.50	0.06	0.30
Class S	1,000.00	1,102.50	0.31	1.62	1,000.00	1,023.26	0.31	1.56
Class S2	1,000.00	1,101.90	0.46	2.40	1,000.00	1,022.51	0.46	2.31
Class Z	1,000.00	1,104.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,113.10	0.58%	$3.04	$1,000.00	$1,021.92	0.58%	$2.91
Class I	1,000.00	1,115.60	0.08	0.42	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,114.60	0.33	1.73	1,000.00	1,023.16	0.33	1.66
Class S2	1,000.00	1,114.40	0.48	2.52	1,000.00	1,022.41	0.48	2.41
Class Z	1,000.00	1,116.20	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,119.50	0.57%	$3.00	$1,000.00	$1,021.97	0.57%	$2.86
Class I	1,000.00	1,122.60	0.07	0.37	1,000.00	1,024.45	0.07	0.35
Class S	1,000.00	1,121.30	0.32	1.68	1,000.00	1,023.21	0.32	1.61
Class S2	1,000.00	1,120.70	0.47	2.47	1,000.00	1,022.46	0.47	2.36
Class Z	1,000.00	1,123.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,123.50	0.63%	$3.32	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,126.10	0.13	0.69	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,125.20	0.38	2.00	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,124.00	0.53	2.79	1,000.00	1,022.17	0.53	2.66
Class Z	1,000.00	1,126.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,123.60	0.63%	$3.32	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,127.30	0.13	0.69	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,125.00	0.38	2.00	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,124.70	0.53	2.79	1,000.00	1,022.17	0.53	2.66
Class Z	1,000.00	1,127.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$1,123.90	0.64%	$3.37	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,127.40	0.14	0.74	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,125.60	0.39	2.06	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,124.80	0.54	2.84	1,000.00	1,022.12	0.54	2.71
Class Z	1,000.00	1,127.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2065 Portfolio
Class ADV	$1,000.00	$1,125.00	0.70%	$3.69	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,127.60	0.20	1.06	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,126.90	0.45	2.37	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,125.00	0.60	3.16	1,000.00	1,021.82	0.60	3.01
Class Z	1,000.00	1,129.20	0.00	0.00	1,000.00	1,024.79	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$317,919,080	$670,023,160	$619,019,726	$1,141,368,651
Investments in unaffiliated underlying funds at fair value**	374,163,806	412,400,428	240,114,626	260,105,384
Short-term investments at fair value†	1,860,335	—	—	—
Cash	—	1,355,009	1,814,915	1,352,065
Cash collateral for futures contracts	—	1,749,440	1,361,250	2,164,250
Receivables:
Investments in affiliated underlying funds sold	—	—	974,338	—
Investments in unaffiliated underlying funds sold	13,224,365	5,075,361	3,956,230	6,311,695
Fund shares sold	143,564	720,644	323,629	1,387,342
Interest	—	305	2,434	1,708
Prepaid expenses	111	168	126	199
Reimbursement due from Investment Adviser	170,252	254,150	194,109	310,158
Other assets	21,180	25,234	9,815	23,557
Total assets	707,502,693	1,091,603,899	867,771,198	1,413,025,009
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	126,111	704,408	—	965,457
Payable for investments in unaffiliated underlying funds purchased	13,235,812	5,081,430	3,961,471	6,319,954
Payable for fund shares redeemed	17,448	16,203	1,297,967	421,813
Variation margin payable on futures contracts	—	62,125	48,750	75,625
Payable for investment management fees	135,161	196,604	147,543	234,972
Payable for distribution and shareholder service fees	51,955	81,929	23,841	85,062
Payable for directors fees	1,737	2,666	2,075	3,314
Payable to directors under the deferred compensation plan (Note 6)	21,180	25,234	9,815	23,557
Other accrued expenses and liabilities	89,170	95,185	63,964	112,383
Total liabilities	13,678,574	6,265,784	5,555,426	8,242,137
NET ASSETS	$693,824,119	$1,085,338,115	$862,215,772	$1,404,782,872
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$739,284,372	$1,088,192,581	$845,296,229	$1,353,341,463
Total distributable earnings (loss)	(45,460,253)	(2,854,466)	16,919,543	51,441,409
NET ASSETS	$693,824,119	$1,085,338,115	$862,215,772	$1,404,782,872
* Cost of investments in affiliated underlying funds	$302,214,573	$630,122,110	$583,448,886	$1,073,299,697
** Cost of investments in unaffiliated underlying funds	$383,002,102	$420,724,634	$245,205,862	$265,390,551
† Cost of short-term investments	$1,860,335	$—	$—	$—
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
Class ADV
Net assets	$66,503,206	$124,269,867	$37,756,726	$128,960,485
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,217,458	12,381,977	2,534,217	11,876,247
Net asset value and redemption price per share	$9.21	$10.04	$14.90	$10.86
Class I
Net assets	$12,135,476	$45,159,249	$11,522,562	$59,551,536
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,274,159	4,356,893	742,971	5,287,645
Net asset value and redemption price per share	$9.52	$10.37	$15.51	$11.26
Class S
Net assets	$92,573,500	$96,993,903	$15,364,613	$91,525,110
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,842,391	9,492,083	1,000,212	8,261,714
Net asset value and redemption price per share	$9.41	$10.22	$15.36	$11.08
Class S2
Net assets	$17,614,865	$34,172,458	$15,295,876	$42,127,616
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,930,039	3,431,149	1,019,187	3,895,725
Net asset value and redemption price per share	$9.13	$9.96	$15.01	$10.81
Class Z
Net assets	$504,997,072	$784,742,638	$782,275,995	$1,082,618,125
Shares authorized	300,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	52,037,824	74,271,006	49,676,248	94,147,525
Net asset value and redemption price per share	$9.70	$10.57	$15.75	$11.50
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$752,306,101	$1,030,978,251	$644,671,111	$668,271,553
Investments in unaffiliated underlying funds at fair value**	85,098,554	71,988,289	24,622,709	18,592,576
Cash	302,402	801,884	297,393	167,404
Cash collateral for futures contracts	1,295,690	2,249,280	1,341,780	1,380,720
Receivables:
Investments in unaffiliated underlying funds sold	3,744,308	—	—	—
Fund shares sold	791,229	977,299	1,269,746	971,825
Interest	550	1,909	956	450
Prepaid expenses	115	150	88	88
Reimbursement due from Investment Adviser	185,661	240,699	141,004	147,626
Other assets	7,407	16,099	5,068	6,673
Total assets	843,732,017	1,107,253,860	672,349,855	689,538,915
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	791,169	417,325	1,131,662	971,734
Payable for investments in unaffiliated underlying funds purchased	3,749,257	—	—	—
Payable for fund shares redeemed	—	559,939	137,988	—
Variation margin payable on futures contracts	45,875	79,875	47,375	50,125
Payable for investment management fees	139,592	181,653	107,542	110,376
Payable for distribution and shareholder service fees	15,644	64,620	12,096	35,516
Payable for directors fees	1,958	2,574	1,527	1,565
Payable to directors under the deferred compensation plan (Note 6)	7,407	16,099	5,068	6,673
Other accrued expenses and liabilities	61,497	72,133	41,494	46,131
Total liabilities	4,812,399	1,394,218	1,484,752	1,222,120
NET ASSETS	$838,919,618	$1,105,859,642	$670,865,103	$688,316,795
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$797,089,396	$1,029,370,276	$628,053,676	$642,770,007
Total distributable earnings	41,830,222	76,489,366	42,811,427	45,546,788
NET ASSETS	$838,919,618	$1,105,859,642	$670,865,103	$688,316,795
* Cost of investments in affiliated underlying funds	$706,562,431	$966,501,556	$604,455,944	$626,633,771
** Cost of investments in unaffiliated underlying funds	$86,391,312	$72,545,748	$25,031,905	$18,993,681
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
Class ADV
Net assets	$28,033,236	$100,877,150	$20,744,222	$51,647,796
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,694,804	8,612,277	1,199,753	3,264,018
Net asset value and redemption price per share	$16.54	$11.71	$17.29	$15.82
Class I
Net assets	$12,904,588	$55,497,204	$16,047,526	$46,655,630
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	750,927	4,522,967	898,527	2,849,132
Net asset value and redemption price per share	$17.18	$12.27	$17.86	$16.38
Class S
Net assets	$13,170,226	$61,786,488	$11,870,002	$35,376,725
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	769,288	5,139,620	667,398	2,195,447
Net asset value and redemption price per share	$17.12	$12.02	$17.79	$16.11
Class S2
Net assets	$5,042,825	$33,228,882	$4,384,535	$23,396,662
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300,924	2,840,812	251,958	1,474,477
Net asset value and redemption price per share	$16.76	$11.70	$17.40	$15.87
Class Z
Net assets	$779,768,743	$854,469,918	$617,818,818	$531,239,982
Shares authorized	100,000,000	300,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,600,526	68,259,875	34,050,751	31,829,951
Net asset value and redemption price per share	$17.48	$12.52	$18.14	$16.69
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$371,847,897	$63,930,402
Investments in unaffiliated underlying funds at fair value**	10,529,483	2,134,096
Cash	79,025	46,567
Cash collateral for futures contracts	749,760	—
Receivables:
Investments in unaffiliated underlying funds sold	—	1,019,121
Fund shares sold	797,373	256,418
Interest	249	64
Prepaid expenses	47	6
Reimbursement due from Investment Adviser	81,618	15,221
Other assets	1,878	91
Total assets	384,087,330	67,401,986
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	797,298	254,465
Payable for investments in unaffiliated underlying funds purchased	—	1,020,491
Payable for fund shares redeemed	—	1,929
Variation margin payable on futures contracts	26,625	—
Payable for investment management fees	61,140	10,507
Payable for distribution and shareholder service fees	8,408	2,070
Payable for directors fees	851	135
Payable to directors under the deferred compensation plan (Note 6)	1,878	91
Other accrued expenses and liabilities	31,283	9,187
Total liabilities	927,483	1,298,875
NET ASSETS	$383,159,847	$66,103,111
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$364,877,831	$66,652,726
Total distributable earnings (loss)	18,282,016	(549,615)
NET ASSETS	$383,159,847	$66,103,111
* Cost of investments in affiliated underlying funds	$348,868,842	$60,177,096
** Cost of investments in unaffiliated underlying funds	$10,677,304	$2,145,469
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
Class ADV
Net assets	$15,180,404	$3,021,049
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,100,902	275,048
Net asset value and redemption price per share	$13.79	$10.98
Class I
Net assets	$27,036,606	$5,936,722
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,909,703	537,391
Net asset value and redemption price per share	$14.16	$11.05
Class S
Net assets	$7,190,753	$2,986,955
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	514,269	271,311
Net asset value and redemption price per share	$13.98	$11.01
Class S2
Net assets	$2,765,824	$785,608
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	199,311	71,520
Net asset value and redemption price per share	$13.88	$10.98
Class Z
Net assets	$330,986,260	$53,372,777
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	23,001,185	4,810,273
Net asset value and redemption price per share	$14.39	$11.10
See Accompanying Notes to Financial Statements
8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,741,632	$3,601,237	$2,694,633	$4,192,787
Dividends from unaffiliated underlying funds	5,893,177	6,071,492	3,824,023	4,355,332
Interest	19,723	94,471	90,475	115,657
Other	1,655	2,534	1,967	3,129
Total investment income	8,656,188	9,769,734	6,611,098	8,666,905
EXPENSES:
Investment management fees	844,744	1,202,068	891,586	1,388,853
Distribution and shareholder service fees:
Class ADV	169,015	309,604	96,616	319,456
Class S	115,637	118,473	16,729	107,371
Class S2	33,908	65,428	28,162	78,223
Transfer agent fees:
Class ADV	11,892	18,673	11,446	34,605
Class I	2,080	6,474	2,996	14,838
Class S	16,273	14,291	3,963	23,261
Class S2	2,982	4,933	4,168	10,592
Class Z	417	599	779	784
Shareholder reporting expense	1,448	3,801	1,086	3,258
Professional fees	21,720	32,580	22,625	36,200
Custody and accounting expense	24,435	36,200	29,865	43,440
Directors fees	8,684	13,330	10,379	16,571
Miscellaneous expense	17,358	27,021	26,808	41,720
Total expenses	1,270,593	1,853,475	1,147,208	2,119,172
Waived and reimbursed fees	(911,161)	(1,302,900)	(973,194)	(1,516,197)
Net expenses	359,432	550,575	174,014	602,975
Net investment income	8,296,756	9,219,159	6,437,084	8,063,930
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(68,439,989)	(71,636,060)	(56,669,169)	(98,547,413)
Sale of affiliated funding agreements	174,249	187,727	86,462	—
Sale of unaffiliated underlying funds	(8,455,463)	(12,488,128)	(8,996,289)	(13,667,609)
Capital gain distributions from affiliated underlying funds	12	7,320	5,667	9,159
Futures	(1,198,476)	(3,299,981)	(2,571,713)	(4,103,199)
Net realized loss	(77,919,667)	(87,229,122)	(68,145,042)	(116,309,062)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	105,594,791	153,538,411	128,630,547	228,986,351
Unaffiliated underlying funds	3,854,679	8,016,527	6,025,274	10,794,224
Futures	(64,070)	(670,163)	(520,365)	(814,068)
Net change in unrealized appreciation (depreciation)	109,385,400	160,884,775	134,135,456	238,966,507
Net realized and unrealized gain	31,465,733	73,655,653	65,990,414	122,657,445
Increase in net assets resulting from operations	$39,762,489	$82,874,812	$72,427,498	$130,721,375
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,073,187	$2,301,244	$1,337,059	$1,348,848
Dividends from unaffiliated underlying funds	1,388,671	1,094,742	308,778	279,579
Interest	57,574	98,143	50,619	49,666
Other	1,847	2,426	1,434	1,469
Total investment income	3,521,278	3,496,555	1,697,890	1,679,562
EXPENSES:
Investment management fees	811,566	1,057,229	616,605	631,179
Distribution and shareholder service fees:
Class ADV	66,737	243,600	48,134	119,634
Class S	14,923	71,734	13,222	39,848
Class S2	9,086	61,061	8,256	41,585
Transfer agent fees:
Class ADV	10,046	33,713	12,542	30,927
Class I	4,223	17,590	9,219	27,021
Class S	4,492	19,855	6,891	20,601
Class S2	1,709	10,562	2,690	13,437
Class Z	877	775	421	611
Shareholder reporting expense	1,086	3,620	1,267	3,258
Professional fees	21,720	26,607	16,290	17,014
Custody and accounting expense	28,960	36,200	18,100	19,910
Directors fees	9,791	12,870	7,633	7,824
Miscellaneous expense	34,675	33,439	24,903	25,854
Interest expense	—	269	—	—
Total expenses	1,019,891	1,629,124	786,173	998,703
Waived and reimbursed fees	(900,732)	(1,159,366)	(679,883)	(700,577)
Net expenses	119,159	469,758	106,290	298,126
Net investment income	3,402,119	3,026,797	1,591,600	1,381,436
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(56,739,901)	(65,255,557)	(40,573,609)	(38,961,038)
Sale of unaffiliated underlying funds	(7,713,715)	(10,781,318)	(5,321,029)	(5,468,251)
Capital gain distributions from affiliated underlying funds	5,534	6,897	4,055	4,241
Futures	(2,436,700)	(3,675,866)	(2,172,077)	(2,231,464)
Net realized loss	(66,884,782)	(79,705,844)	(48,062,660)	(46,656,512)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	142,205,493	185,104,856	113,596,630	114,156,965
Unaffiliated underlying funds	7,825,818	11,473,079	6,112,908	6,337,052
Futures	(485,389)	(796,902)	(487,400)	(501,058)
Net change in unrealized appreciation (depreciation)	149,545,922	195,781,033	119,222,138	119,992,959
Net realized and unrealized gain	82,661,140	116,075,189	71,159,478	73,336,447
Increase in net assets resulting from operations	$86,063,259	$119,101,986	$72,751,078	$74,717,883
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$730,005	$121,525
Dividends from unaffiliated underlying funds	100,787	26,899
Interest	22,563	483
Other	796	124
Total investment income	854,151	149,031
EXPENSES:
Investment management fees	344,005	55,155
Distribution and shareholder service fees:
Class ADV	34,477	7,379
Class S	8,155	3,207
Class S2	5,079	1,383
Transfer agent fees:
Class ADV	9,809	2,939
Class I	16,951	4,559
Class S	4,640	2,554
Class S2	1,809	688
Class Z	374	441
Shareholder reporting expense	1,086	543
Professional fees	10,136	2,715
Custody and accounting expense	12,489	5,430
Directors fees	4,256	672
Miscellaneous expense	16,879	7,627
Total expenses	470,145	95,292
Waived and reimbursed fees	(386,069)	(72,360)
Net expenses	84,076	22,932
Net investment income	770,075	126,099
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(24,602,630)	(2,512,512)
Sale of unaffiliated underlying funds	(2,592,471)	(260,983)
Capital gain distributions from affiliated underlying funds	2,253	394
Futures	(1,208,126)	—
Net realized loss	(28,400,974)	(2,773,101)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	65,530,585	8,773,109
Unaffiliated underlying funds	3,106,081	353,694
Futures	(273,233)	—
Net change in unrealized appreciation (depreciation)	68,363,433	9,126,803
Net realized and unrealized gain	39,962,459	6,353,702
Increase in net assets resulting from operations	$40,732,534	$6,479,801
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$8,296,756	$17,422,040	$9,219,159	$23,497,463
Net realized gain (loss)	(77,919,667)	10,858,986	(87,229,122)	36,961,475
Net change in unrealized appreciation (depreciation)	109,385,400	(154,683,683)	160,884,775	(269,055,339)
Increase (decrease) in net assets resulting from operations	39,762,489	(126,402,657)	82,874,812	(208,596,401)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,560,615)	—	(15,912,065)
Class I	—	(1,492,677)	—	(5,687,644)
Class S	—	(11,842,722)	—	(11,317,056)
Class S2	—	(1,936,236)	—	(3,631,410)
Class Z	—	(60,976,656)	—	(93,404,240)
Total distributions	—	(84,808,906)	—	(129,952,415)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,670,121	41,556,187	33,130,469	101,097,482
Reinvestment of distributions	—	84,808,906	—	129,952,415
	13,670,121	126,365,093	33,130,469	231,049,897
Cost of shares redeemed	(50,480,164)	(156,160,356)	(75,822,873)	(181,859,959)
Net increase (decrease) in net assets resulting from capital share transactions	(36,810,043)	(29,795,263)	(42,692,404)	49,189,938
Net increase (decrease) in net assets	2,952,446	(241,006,826)	40,182,408	(289,358,878)
NET ASSETS:
Beginning of year or period	690,871,673	931,878,499	1,045,155,707	1,334,514,585
End of year or period	$693,824,119	$690,871,673	$1,085,338,115	$1,045,155,707
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$6,437,084	$17,552,341	$8,063,930	$25,578,899
Net realized gain (loss)	(68,145,042)	36,873,418	(116,309,062)	78,259,812
Net change in unrealized appreciation (depreciation)	134,135,456	(209,124,999)	238,966,507	(366,806,716)
Increase (decrease) in net assets resulting from operations	72,427,498	(154,699,240)	130,721,375	(262,968,005)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,213,343)	—	(15,561,975)
Class I	—	(1,113,804)	—	(6,544,640)
Class S	—	(1,234,903)	—	(9,979,024)
Class S2	—	(1,401,576)	—	(4,140,531)
Class Z	—	(79,092,006)	—	(113,337,030)
Total distributions	—	(87,055,632)	—	(149,563,200)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,877,921	94,738,799	78,617,413	162,739,894
Reinvestment of distributions	—	87,055,632	—	149,563,200
	38,877,921	181,794,431	78,617,413	312,303,094
Cost of shares redeemed	(46,468,948)	(85,985,821)	(53,302,234)	(121,857,789)
Net increase (decrease) in net assets resulting from capital share transactions	(7,591,027)	95,808,610	25,315,179	190,445,305
Net increase (decrease) in net assets	64,836,471	(145,946,262)	156,036,554	(222,085,900)
NET ASSETS:
Beginning of year or period	797,379,301	943,325,563	1,248,746,318	1,470,832,218
End of year or period	$862,215,772	$797,379,301	$1,404,782,872	$1,248,746,318
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$3,402,119	$14,901,102	$3,026,797	$18,474,275
Net realized gain (loss)	(66,884,782)	48,573,794	(79,705,844)	75,501,317
Net change in unrealized appreciation (depreciation)	149,545,922	(213,701,052)	195,781,033	(299,790,932)
Increase (decrease) in net assets resulting from operations	86,063,259	(150,226,156)	119,101,986	(205,815,340)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,121,988)	—	(13,539,249)
Class I	—	(1,107,825)	—	(6,436,933)
Class S	—	(1,320,597)	—	(7,359,967)
Class S2	—	(448,995)	—	(3,611,725)
Class Z	—	(77,839,730)	—	(97,148,263)
Total distributions	—	(83,839,135)	—	(128,096,137)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,512,842	114,007,686	65,229,348	134,502,088
Reinvestment of distributions	—	83,839,135	—	128,096,137
	51,512,842	197,846,821	65,229,348	262,598,225
Cost of shares redeemed	(29,327,632)	(53,037,052)	(35,769,064)	(99,196,355)
Net increase in net assets resulting from capital share transactions	22,185,210	144,809,769	29,460,284	163,401,870
Net increase (decrease) in net assets	108,248,469	(89,255,522)	148,562,270	(170,509,607)
NET ASSETS:
Beginning of year or period	730,671,149	819,926,671	957,297,372	1,127,806,979
End of year or period	$838,919,618	$730,671,149	$1,105,859,642	$957,297,372
See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,591,600	$10,721,745	$1,381,436	$10,487,707
Net realized gain (loss)	(48,062,660)	41,260,254	(46,656,512)	42,041,583
Net change in unrealized appreciation (depreciation)	119,222,138	(162,902,838)	119,992,959	(168,087,935)
Increase (decrease) in net assets resulting from operations	72,751,078	(110,920,839)	74,717,883	(115,558,645)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,272,085)	—	(5,782,113)
Class I	—	(1,244,567)	—	(4,575,251)
Class S	—	(1,102,710)	—	(3,473,222)
Class S2	—	(440,472)	—	(2,181,304)
Class Z	—	(57,577,310)	—	(50,916,980)
Total distributions	—	(62,637,144)	—	(66,928,870)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	57,459,467	106,314,041	58,554,792	118,011,556
Reinvestment of distributions	—	62,637,144	—	66,928,870
	57,459,467	168,951,185	58,554,792	184,940,426
Cost of shares redeemed	(15,908,408)	(33,721,586)	(14,947,797)	(53,238,909)
Net increase in net assets resulting from capital share transactions	41,551,059	135,229,599	43,606,995	131,701,517
Net increase (decrease) in net assets	114,302,137	(38,328,384)	118,324,878	(50,785,998)
NET ASSETS:
Beginning of year or period	556,562,966	594,891,350	569,991,917	620,777,915
End of year or period	$670,865,103	$556,562,966	$688,316,795	$569,991,917
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2060 Portfolio		Voya Index Solution 2065 Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$770,075	$5,469,978	$126,099	$615,874
Net realized gain (loss)	(28,400,974)	19,398,313	(2,773,101)	391,410
Net change in unrealized appreciation (depreciation)	68,363,433	(80,518,975)	9,126,803	(6,114,695)
Increase (decrease) in net assets resulting from operations	40,732,534	(55,650,684)	6,479,801	(5,107,411)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,397,248)	—	(200,127)
Class I	—	(2,142,050)	—	(208,012)
Class S	—	(629,695)	—	(141,422)
Class S2	—	(224,780)	—	(36,383)
Class Z	—	(26,530,933)	—	(2,160,353)
Total distributions	—	(30,924,706)	—	(2,746,297)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,192,610	88,274,975	19,006,130	32,291,656
Reinvestment of distributions	—	30,924,706	—	2,746,297
	47,192,610	119,199,681	19,006,130	35,037,953
Cost of shares redeemed	(7,534,822)	(20,938,977)	(3,120,267)	(4,634,403)
Net increase in net assets resulting from capital share transactions	39,657,788	98,260,704	15,885,863	30,403,550
Net increase in net assets	80,390,322	11,685,314	22,365,664	22,549,842
NET ASSETS:
Beginning of year or period	302,769,525	291,084,211	43,737,447	21,187,605
End of year or period	$383,159,847	$302,769,525	$66,103,111	$43,737,447
See Accompanying Notes to Financial Statements
16

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-23+	8.72	0.09•	0.40	0.49	—	—	—	—	—	9.21	5.62	0.80	0.54	0.54	1.97	66,503	112
12-31-22	11.45	0.16•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71	0.71	1.67	69,320	51
12-31-21	11.27	0.16•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74	0.74	1.40	96,649	30
12-31-20	10.54	0.20•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74	0.74	1.85	104,557	45
12-31-19	9.66	0.16•	1.05	1.21	0.18	0.15	—	0.33	—	10.54	12.62	0.76	0.74	0.74	1.52	81,027	38
12-31-18	10.34	0.16•	(0.51)	(0.35)	0.17	0.16	—	0.33	—	9.66	(3.50)	0.77	0.71	0.71	1.59	87,697	38
Class I
06-30-23+	8.99	0.11•	0.42	0.53	—	—	—	—	—	9.52	5.90	0.30	0.04	0.04	2.47	12,135	112
12-31-22	11.78	0.22•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21	0.21	2.17	11,434	51
12-31-21	11.58	0.22•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24	0.24	1.87	15,867	30
12-31-20	10.82	0.25•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24	0.24	2.31	20,513	45
12-31-19	9.92	0.21•	1.08	1.29	0.24	0.15	—	0.39	—	10.82	13.16	0.26	0.24	0.24	2.02	18,653	38
12-31-18	10.62	0.23	(0.54)	(0.31)	0.23	0.16	—	0.39	—	9.92	(3.04)	0.27	0.21	0.21	2.11	21,140	38
Class S
06-30-23+	8.89	0.10•	0.42	0.52	—	—	—	—	—	9.41	5.85	0.55	0.29	0.29	2.22	92,574	112
12-31-22	11.65	0.19•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46	0.46	1.92	94,618	51
12-31-21	11.46	0.19•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49	0.49	1.65	131,694	30
12-31-20	10.71	0.23	0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49	0.49	2.10	147,405	45
12-31-19	9.82	0.19•	1.06	1.25	0.21	0.15	—	0.36	—	10.71	12.88	0.51	0.49	0.49	1.78	136,385	38
12-31-18	10.51	0.19•	(0.52)	(0.33)	0.20	0.16	—	0.36	—	9.82	(3.25)	0.52	0.46	0.46	1.84	140,647	38
Class S2
06-30-23+	8.63	0.09•	0.41	0.50	—	—	—	—	—	9.13	5.79	0.70	0.44	0.44	2.09	17,615	112
12-31-22	11.36	0.18•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61	0.61	1.81	16,493	51
12-31-21	11.20	0.17•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64	0.64	1.50	18,519	30
12-31-20	10.48	0.21•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64	0.64	1.99	16,526	45
12-31-19	9.61	0.16•	1.05	1.21	0.19	0.15	—	0.34	—	10.48	12.70	0.66	0.64	0.64	1.55	8,387	38
12-31-18	10.29	0.19•	(0.52)	(0.33)	0.19	0.16	—	0.35	—	9.61	(3.39)	0.67	0.61	0.61	1.85	16,240	38
Class Z
06-30-23+	9.16	0.12•	0.42	0.54	—	—	—	—	—	9.70	5.90	0.26	0.00*	0.00*	2.52	504,997	112
12-31-22	11.96	0.24•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00*	0.00*	2.38	499,006	51
12-31-21	11.72	0.25•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00*	0.00*	2.14	669,150	30
12-31-20	10.93	0.30•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00*	0.00*	2.66	705,082	45
12-31-19	9.99	0.25•	1.08	1.33	0.24	0.15	—	0.39	—	10.93	13.47	0.26	0.00*	0.00*	2.32	230,574	38
12-31-18	10.67	0.24•	(0.53)	(0.29)	0.23	0.16	—	0.39	—	9.99	(2.83)	0.27	0.00*	0.00*	2.33	178,763	38

See Accompanying Notes to Financial Statements
17

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-23+	9.31	0.06•	0.67	0.73	—	—	—	—	—	10.04	7.84	0.78	0.53	0.53	1.31	124,270	116
12-31-22	12.53	0.16•	(2.13)	(1.97)	0.20	1.05	—	1.25	—	9.31	(16.26)	0.77	0.70	0.70	1.48	123,760	50
12-31-21	12.08	0.13•	1.09	1.22	0.22	0.55	—	0.77	—	12.53	10.20	0.79	0.74	0.74	1.07	176,976	40
12-31-20	11.22	0.19•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74	0.74	1.70	186,131	50
12-31-19	9.99	0.17•	1.61	1.78	0.16	0.39	—	0.55	—	11.22	18.15	0.75	0.72	0.72	1.55	193,477	28
12-31-18	10.94	0.17•	(0.73)	(0.56)	0.14	0.25	—	0.39	—	9.99	(5.37)	0.76	0.70	0.70	1.53	196,102	35
Class I
06-30-23+	9.59	0.09•	0.69	0.78	—	—	—	—	—	10.37	8.13	0.28	0.03	0.03	1.82	45,159	116
12-31-22	12.88	0.22•	(2.18)	(1.96)	0.28	1.05	—	1.33	—	9.59	(15.81)	0.27	0.20	0.20	2.00	41,957	50
12-31-21	12.40	0.20•	1.11	1.31	0.28	0.55	—	0.83	—	12.88	10.70	0.29	0.24	0.24	1.56	53,067	40
12-31-20	11.51	0.24•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24	0.24	2.13	52,341	50
12-31-19	10.24	0.23•	1.65	1.88	0.22	0.39	—	0.61	—	11.51	18.78	0.25	0.22	0.22	2.07	60,504	28
12-31-18	11.21	0.23	(0.76)	(0.53)	0.19	0.25	—	0.44	—	10.24	(4.94)	0.26	0.20	0.20	2.06	56,645	35
Class S
06-30-23+	9.46	0.08•	0.68	0.76	—	—	—	—	—	10.22	8.03	0.53	0.28	0.28	1.56	96,994	116
12-31-22	12.72	0.19•	(2.17)	(1.98)	0.23	1.05	—	1.28	—	9.46	(16.09)	0.52	0.45	0.45	1.74	93,780	50
12-31-21	12.26	0.17•	1.09	1.26	0.25	0.55	—	0.80	—	12.72	10.42	0.54	0.49	0.49	1.33	134,629	40
12-31-20	11.38	0.24	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49	0.49	1.97	135,558	50
12-31-19	10.13	0.21	1.62	1.83	0.19	0.39	—	0.58	—	11.38	18.46	0.50	0.47	0.47	1.82	133,118	28
12-31-18	11.09	0.19•	(0.74)	(0.55)	0.16	0.25	—	0.41	—	10.13	(5.17)	0.51	0.45	0.45	1.78	120,905	35
Class S2
06-30-23+	9.23	0.07•	0.66	0.73	—	—	—	—	—	9.96	7.91	0.68	0.43	0.43	1.42	34,172	116
12-31-22	12.45	0.17•	(2.12)	(1.95)	0.22	1.05	—	1.27	—	9.23	(16.21)	0.67	0.60	0.60	1.63	31,566	50
12-31-21	12.02	0.14•	1.07	1.21	0.23	0.55	—	0.79	—	12.45	10.24	0.69	0.64	0.64	1.17	36,074	40
12-31-20	11.17	0.20•	1.18	1.38	0.20	0.33	—	0.53	—	12.02	12.71	0.69	0.64	0.64	1.85	36,080	50
12-31-19	9.96	0.18•	1.60	1.78	0.18	0.39	—	0.57	—	11.17	18.23	0.65	0.62	0.62	1.70	32,859	28
12-31-18	10.90	0.17•	(0.72)	(0.55)	0.14	0.25	—	0.39	—	9.96	(5.29)	0.66	0.60	0.60	1.61	26,038	35
Class Z
06-30-23+	9.77	0.09•	0.71	0.80	—	—	—	—	—	10.57	8.19	0.25	0.00*	0.00*	1.84	784,743	116
12-31-22	13.09	0.24•	(2.23)	(1.99)	0.28	1.05	—	1.33	—	9.77	(15.74)	0.24	0.00*	0.00*	2.21	754,094	50
12-31-21	12.56	0.24•	1.12	1.36	0.28	0.55	—	0.84	—	13.09	11.03	0.25	0.00*	0.00*	1.83	933,768	40
12-31-20	11.62	0.29•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00*	0.00*	2.49	827,543	50
12-31-19	10.31	0.26•	1.66	1.92	0.22	0.39	—	0.61	—	11.62	19.04	0.25	0.00*	0.00*	2.35	685,495	28
12-31-18	11.26	0.26•	(0.77)	(0.51)	0.19	0.25	—	0.44	—	10.31	(4.74)	0.26	0.00*	0.00*	2.31	452,255	35

See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-23+	13.69	0.07•	1.14	1.21	—	—	—	—	—	14.90	8.84	0.80	0.56	0.56	1.03	37,757	120
12-31-22	18.37	0.22•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70	0.70	1.46	38,122	52
12-31-21	17.23	0.18•	1.84	2.02	0.29	0.59	—	0.87	—	18.37	11.80	0.81	0.74	0.74	1.00	46,915	41
12-31-20	15.89	0.26•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74	0.74	1.69	42,311	45
12-31-19	13.81	0.23•	2.53	2.76	0.20	0.48	—	0.68	—	15.89	20.35	0.74	0.73	0.73	1.55	36,621	29
12-31-18	15.28	0.24•	(1.21)	(0.97)	0.15	0.35	—	0.50	—	13.81	(6.60)	0.75	0.70	0.70	1.61	27,143	33
Class I
06-30-23+	14.21	0.12•	1.18	1.30	—	—	—	—	—	15.51	9.15	0.30	0.06	0.06	1.58	11,523	120
12-31-22	19.02	0.31•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20	0.20	1.97	8,703	52
12-31-21	17.78	0.28•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24	0.24	1.51	10,579	41
12-31-20	16.37	0.34•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24	0.24	2.13	9,372	45
12-31-19	14.19	0.31•	2.61	2.92	0.26	0.48	—	0.74	—	16.37	21.02	0.24	0.23	0.23	2.01	8,674	29
12-31-18	15.65	0.31•	(1.23)	(0.92)	0.19	0.35	—	0.54	—	14.19	(6.11)	0.25	0.20	0.20	2.03	6,304	33
Class S
06-30-23+	14.10	0.10•	1.16	1.26	—	—	—	—	—	15.36	8.94	0.55	0.31	0.31	1.32	15,365	120
12-31-22	18.85	0.27•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45	0.45	1.68	12,262	52
12-31-21	17.63	0.23•	1.90	2.13	0.32	0.59	—	0.90	—	18.85	12.18	0.56	0.49	0.49	1.24	20,843	41
12-31-20	16.24	0.31•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49	0.49	1.96	17,414	45
12-31-19	14.09	0.28•	2.58	2.86	0.23	0.48	—	0.71	—	16.24	20.67	0.49	0.48	0.48	1.79	14,570	29
12-31-18	15.56	0.28	(1.24)	(0.96)	0.16	0.35	—	0.51	—	14.09	(6.40)	0.50	0.45	0.45	1.77	11,224	33
Class S2
06-30-23+	13.78	0.08•	1.15	1.23	—	—	—	—	—	15.01	8.93	0.70	0.46	0.46	1.15	15,296	120
12-31-22	18.51	0.24•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60	0.60	1.57	13,090	52
12-31-21	17.35	0.20•	1.87	2.07	0.32	0.59	—	0.90	—	18.51	12.01	0.71	0.64	0.64	1.12	14,118	41
12-31-20	16.02	0.31•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64	0.64	1.96	10,670	45
12-31-19	13.94	0.27•	2.53	2.80	0.24	0.48	—	0.72	—	16.02	20.50	0.64	0.63	0.63	1.77	5,688	29
12-31-18	15.37	0.26•	(1.22)	(0.96)	0.12	0.35	—	0.47	—	13.94	(6.47)	0.65	0.60	0.60	1.74	2,239	33
Class Z
06-30-23+	14.43	0.12•	1.20	1.32	—	—	—	—	—	15.75	9.15	0.24	0.00*	0.00*	1.60	782,276	120
12-31-22	19.25	0.35•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00*	0.00*	2.16	725,202	52
12-31-21	17.96	0.33•	1.92	2.25	0.37	0.59	—	0.95	—	19.25	12.64	0.25	0.00*	0.00*	1.76	850,871	41
12-31-20	16.48	0.40•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00*	0.00*	2.45	699,789	45
12-31-19	14.26	0.36•	2.60	2.96	0.26	0.48	—	0.74	—	16.48	21.20	0.24	0.00*	0.00*	2.30	558,381	29
12-31-18	15.69	0.36•	(1.25)	(0.89)	0.19	0.35	—	0.54	—	14.26	(5.90)	0.25	0.00*	0.00*	2.29	348,273	33

See Accompanying Notes to Financial Statements
19

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-23+	9.86	0.04•	0.96	1.00	—	—	—	—	—	10.86	10.14	0.79	0.56	0.56	0.75	128,960	119
12-31-22	13.59	0.15•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70	0.70	1.37	125,263	41
12-31-21	12.69	0.12•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74	0.74	0.89	169,629	38
12-31-20	11.72	0.18•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.80	0.74	0.74	1.58	172,517	45
12-31-19	10.14	0.17•	2.00	2.17	0.15	0.44	—	0.59	—	11.72	21.91	0.74	0.73	0.73	1.51	186,455	28
12-31-18	11.34	0.16•	(0.94)	(0.78)	0.13	0.29	—	0.42	—	10.14	(7.26)	0.75	0.70	0.70	1.45	176,145	33
Class I
06-30-23+	10.20	0.07•	0.99	1.06	—	—	—	—	—	11.26	10.39	0.29	0.06	0.06	1.27	59,552	119
12-31-22	14.03	0.22•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20	0.20	1.89	50,433	41
12-31-21	13.07	0.19•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24	0.24	1.40	60,969	38
12-31-20	12.06	0.23•	1.43	1.66	0.23	0.42	—	0.65	—	13.07	14.41	0.30	0.24	0.24	2.01	54,401	45
12-31-19	10.42	0.24	2.05	2.29	0.21	0.44	—	0.65	—	12.06	22.58	0.24	0.23	0.23	2.00	64,433	28
12-31-18	11.65	0.22	(0.98)	(0.76)	0.18	0.29	—	0.47	—	10.42	(6.86)	0.25	0.20	0.20	1.99	55,982	33
Class S
06-30-23+	10.05	0.05•	0.98	1.03	—	—	—	—	—	11.08	10.25	0.54	0.31	0.31	1.01	91,525	119
12-31-22	13.83	0.18•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45	0.45	1.59	82,072	41
12-31-21	12.90	0.16•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49	0.49	1.16	114,671	38
12-31-20	11.91	0.23	1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49	0.49	1.86	112,188	45
12-31-19	10.29	0.21	2.03	2.24	0.18	0.44	—	0.62	—	11.91	22.36	0.49	0.48	0.48	1.76	110,305	28
12-31-18	11.51	0.19•	(0.97)	(0.78)	0.15	0.29	—	0.44	—	10.29	(7.12)	0.50	0.45	0.45	1.70	96,259	33
Class S2
06-30-23+	9.81	0.04•	0.96	1.00	—	—	—	—	—	10.81	10.19	0.69	0.46	0.46	0.87	42,128	119
12-31-22	13.54	0.17•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60	0.60	1.54	36,931	41
12-31-21	12.66	0.13•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64	0.64	0.96	40,801	38
12-31-20	11.71	0.20•	1.36	1.56	0.19	0.42	—	0.61	—	12.66	13.93	0.70	0.64	0.64	1.79	41,739	45
12-31-19	10.13	0.18•	2.00	2.18	0.16	0.44	—	0.60	—	11.71	22.09	0.64	0.63	0.63	1.62	33,877	28
12-31-18	11.32	0.17•	(0.94)	(0.77)	0.13	0.29	—	0.42	—	10.13	(7.14)	0.65	0.60	0.60	1.52	29,751	33
Class Z
06-30-23+	10.41	0.07•	1.02	1.09	—	—	—	—	—	11.50	10.47	0.23	0.00*	0.00*	1.32	1,082,618	119
12-31-22	14.27	0.25•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00*	0.00*	2.11	954,048	41
12-31-21	13.26	0.23•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00*	0.00*	1.67	1,084,762	38
12-31-20	12.20	0.28•	1.43	1.71	0.23	0.42	—	0.65	—	13.26	14.66	0.24	0.00*	0.00*	2.40	876,349	45
12-31-19	10.51	0.27•	2.07	2.34	0.21	0.44	—	0.65	—	12.20	22.88	0.24	0.00*	0.00*	2.31	688,542	28
12-31-18	11.72	0.26•	(1.00)	(0.74)	0.18	0.29	—	0.47	—	10.51	(6.64)	0.25	0.00*	0.00*	2.24	412,024	33

See Accompanying Notes to Financial Statements
20

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-23+	14.86	0.03•	1.65	1.68	—	—	—	—	—	16.54	11.31	0.81	0.58	0.58	0.33	28,033	119
12-31-22	20.52	0.23•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70	0.70	1.36	25,195	40
12-31-21	18.49	0.16•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74	0.74	0.83	28,989	35
12-31-20	16.81	0.27	2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74	0.74	1.62	26,276	32
12-31-19	14.29	0.24•	3.01	3.25	0.19	0.54	—	0.73	—	16.81	23.19	0.74	0.73	0.73	1.48	24,422	23
12-31-18	16.00	0.23•	(1.45)	(1.22)	0.13	0.36	—	0.49	—	14.29	(7.94)	0.75	0.71	0.71	1.48	15,441	30
Class I
06-30-23+	15.40	0.07•	1.71	1.78	—	—	—	—	—	17.18	11.56	0.31	0.08	0.08	0.85	12,905	119
12-31-22	21.19	0.32•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20	0.20	1.87	9,800	40
12-31-21	19.04	0.28•	2.85	3.13	0.34	0.64	—	0.97	—	21.19	16.58	0.34	0.24	0.24	1.35	9,660	35
12-31-20	17.28	0.37•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24	0.24	2.20	7,830	32
12-31-19	14.65	0.32•	3.09	3.41	0.24	0.54	—	0.78	—	17.28	23.82	0.24	0.23	0.23	1.95	5,832	23
12-31-18	16.36	0.32•	(1.50)	(1.18)	0.17	0.36	—	0.53	—	14.65	(7.53)	0.25	0.21	0.21	1.97	3,952	30
Class S
06-30-23+	15.36	0.05•	1.71	1.76	—	—	—	—	—	17.12	11.46	0.56	0.33	0.33	0.58	13,170	119
12-31-22	21.12	0.26•	(4.01)	(3.75)	0.24	1.77	—	2.00	—	15.36	(18.30)	0.56	0.45	0.45	1.51	11,600	40
12-31-21	18.99	0.23•	2.84	3.07	0.30	0.64	—	0.93	—	21.12	16.30	0.59	0.49	0.49	1.12	16,775	35
12-31-20	17.24	0.32•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49	0.49	1.94	13,728	32
12-31-19	14.62	0.28•	3.09	3.37	0.21	0.54	—	0.75	—	17.24	23.53	0.49	0.48	0.48	1.71	11,372	23
12-31-18	16.33	0.26	(1.47)	(1.21)	0.14	0.36	—	0.50	—	14.62	(7.73)	0.50	0.46	0.46	1.64	7,981	30
Class S2
06-30-23+	15.04	0.03•	1.69	1.72	—	—	—	—	—	16.76	11.44	0.71	0.48	0.48	0.44	5,043	119
12-31-22	20.73	0.25•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60	0.60	1.49	4,152	40
12-31-21	18.68	0.18•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64	0.64	0.89	4,354	35
12-31-20	16.98	0.31•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64	0.64	1.89	4,557	32
12-31-19	14.42	0.24•	3.06	3.30	0.20	0.54	—	0.74	—	16.98	23.36	0.64	0.63	0.63	1.51	2,896	23
12-31-18	16.13	0.23•	(1.46)	(1.23)	0.12	0.36	—	0.48	—	14.42	(7.90)	0.65	0.61	0.61	1.47	1,905	30
Class Z
06-30-23+	15.66	0.07•	1.75	1.82	—	—	—	—	—	17.48	11.62	0.23	0.00*	0.00*	0.90	779,769	119
12-31-22	21.49	0.36•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00*	0.00*	2.06	679,923	40
12-31-21	19.27	0.33•	2.89	3.22	0.36	0.64	—	0.99	—	21.49	16.86	0.24	0.00*	0.00*	1.60	760,148	35
12-31-20	17.43	0.41•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00*	0.00*	2.41	577,969	32
12-31-19	14.74	0.37•	3.10	3.47	0.24	0.54	—	0.78	—	17.43	24.08	0.24	0.00*	0.00*	2.25	426,037	23
12-31-18	16.42	0.36•	(1.51)	(1.15)	0.17	0.36	—	0.53	—	14.74	(7.32)	0.25	0.00*	0.00*	2.22	243,229	30

See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-23+	10.46	0.01•	1.24	1.25	—	—	—	—	—	11.71	11.95	0.80	0.57	0.57	0.11	100,877	121
12-31-22	14.77	0.15•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70	0.70	1.26	93,516	39
12-31-21	13.31	0.11•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74	0.74	0.73	132,543	38
12-31-20	12.17	0.18•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74	0.74	1.54	129,548	34
12-31-19	10.38	0.16•	2.29	2.45	0.14	0.52	—	0.66	—	12.17	24.29	0.73	0.73	0.73	1.39	134,331	24
12-31-18	11.79	0.15•	(1.13)	(0.98)	0.11	0.32	—	0.43	—	10.38	(8.70)	0.74	0.72	0.72	1.31	122,905	31
Class I
06-30-23+	10.93	0.04•	1.30	1.34	—	—	—	—	—	12.27	12.26	0.30	0.07	0.07	0.61	55,497	121
12-31-22	15.37	0.23•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20	0.20	1.81	47,575	39
12-31-21	13.81	0.19•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24	0.24	1.25	54,110	38
12-31-20	12.61	0.23•	1.66	1.89	0.22	0.47	—	0.69	—	13.81	15.78	0.31	0.24	0.24	1.92	46,883	34
12-31-19	10.74	0.22	2.38	2.60	0.21	0.52	—	0.73	—	12.61	24.89	0.23	0.23	0.23	1.89	53,784	24
12-31-18	12.17	0.22	(1.16)	(0.94)	0.17	0.32	—	0.49	—	10.74	(8.16)	0.24	0.22	0.22	1.84	43,658	31
Class S
06-30-23+	10.72	0.02•	1.28	1.30	—	—	—	—	—	12.02	12.13	0.55	0.32	0.32	0.36	61,786	121
12-31-22	15.09	0.18•	(2.87)	(2.69)	0.16	1.52	—	1.68	—	10.72	(18.40)	0.54	0.45	0.45	1.46	54,086	39
12-31-21	13.58	0.15•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49	0.49	1.02	84,023	38
12-31-20	12.41	0.23	1.60	1.83	0.19	0.47	—	0.66	—	13.58	15.49	0.56	0.49	0.49	1.80	77,113	34
12-31-19	10.58	0.20	2.33	2.53	0.18	0.52	—	0.70	—	12.41	24.55	0.48	0.48	0.48	1.64	74,022	24
12-31-18	12.00	0.18•	(1.14)	(0.96)	0.14	0.32	—	0.46	—	10.58	(8.44)	0.49	0.47	0.47	1.53	65,002	31
Class S2
06-30-23+	10.44	0.01•	1.25	1.26	—	—	—	—	—	11.70	12.07	0.70	0.47	0.47	0.21	33,229	121
12-31-22	14.76	0.17•	(2.81)	(2.64)	0.16	1.52	—	1.68	—	10.44	(18.49)	0.69	0.60	0.60	1.45	28,510	39
12-31-21	13.32	0.12•	2.15	2.27	0.21	0.62	—	0.83	—	14.76	17.28	0.71	0.64	0.64	0.85	29,628	38
12-31-20	12.19	0.20•	1.58	1.78	0.18	0.47	—	0.65	—	13.32	15.35	0.71	0.64	0.64	1.72	25,318	34
12-31-19	10.41	0.16	2.30	2.46	0.16	0.52	—	0.68	—	12.19	24.34	0.63	0.63	0.63	1.50	20,384	24
12-31-18	11.80	0.16•	(1.12)	(0.96)	0.11	0.32	—	0.43	—	10.41	(8.52)	0.64	0.62	0.62	1.40	16,121	31
Class Z
06-30-23+	11.14	0.04•	1.34	1.38	—	—	—	—	—	12.52	12.39	0.23	0.00*	0.00*	0.68	854,470	121
12-31-22	15.62	0.25•	(2.99)	(2.74)	0.22	1.52	—	1.74	—	11.14	(18.10)	0.23	0.00*	0.00*	2.01	733,611	39
12-31-21	14.00	0.23•	2.27	2.50	0.26	0.62	—	0.88	—	15.62	18.14	0.24	0.00*	0.00*	1.52	827,504	38
12-31-20	12.74	0.29•	1.66	1.95	0.22	0.47	—	0.69	—	14.00	16.09	0.23	0.00*	0.00*	2.36	650,098	34
12-31-19	10.82	0.27•	2.38	2.65	0.21	0.52	—	0.73	—	12.74	25.17	0.23	0.00*	0.00*	2.21	464,683	24
12-31-18	12.24	0.26•	(1.19)	(0.93)	0.17	0.32	—	0.49	—	10.82	(8.03)	0.24	0.00*	0.00*	2.14	273,348	31

See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-23+	15.39	(0.01)•	1.91	1.90	—	—	—	—	—	17.29	12.35	0.85	0.63	0.63	(0.07)	20,744	117
12-31-22	21.29	0.22•	(4.10)	(3.88)	0.16	1.86	—	2.02	—	15.39	(18.70)	0.85	0.72	0.72	1.25	17,963	34
12-31-21	18.85	0.15•	3.06	3.21	0.23	0.54	—	0.77	—	21.29	17.22	0.87	0.74	0.74	0.72	23,791	38
12-31-20	17.18	0.25•	2.15	2.40	0.20	0.53	—	0.73	—	18.85	14.66	0.91	0.74	0.74	1.53	19,574	29
12-31-19	14.39	0.24•	3.24	3.48	0.17	0.52	—	0.69	—	17.18	24.60	0.74	0.74	0.74	1.47	17,450	22
12-31-18	16.26	0.22•	(1.62)	(1.40)	0.11	0.36	—	0.47	—	14.39	(8.92)	0.75	0.73	0.73	1.39	11,155	28
Class I
06-30-23+	15.86	0.04•	1.96	2.00	—	—	—	—	—	17.86	12.61	0.35	0.13	0.13	0.45	16,048	117
12-31-22	21.88	0.32•	(4.22)	(3.90)	0.26	1.86	—	2.12	—	15.86	(18.29)	0.35	0.22	0.22	1.80	11,849	34
12-31-21	19.33	0.26•	3.15	3.41	0.32	0.54	—	0.86	—	21.88	17.81	0.37	0.24	0.24	1.23	11,548	38
12-31-20	17.58	0.35•	2.20	2.55	0.27	0.53	—	0.80	—	19.33	15.25	0.41	0.24	0.24	2.07	8,770	29
12-31-19	14.69	0.32•	3.31	3.63	0.22	0.52	—	0.74	—	17.58	25.21	0.24	0.24	0.24	1.97	6,367	22
12-31-18	16.55	0.30•	(1.65)	(1.35)	0.15	0.36	—	0.51	—	14.69	(8.49)	0.25	0.23	0.23	1.82	3,851	28
Class S
06-30-23+	15.81	0.02•	1.96	1.98	—	—	—	—	—	17.79	12.52	0.60	0.38	0.38	0.19	11,870	117
12-31-22	21.78	0.25•	(4.18)	(3.93)	0.18	1.86	—	2.04	—	15.81	(18.52)	0.60	0.47	0.47	1.40	9,814	34
12-31-21	19.26	0.20•	3.14	3.34	0.28	0.54	—	0.82	—	21.78	17.50	0.62	0.49	0.49	0.96	15,698	38
12-31-20	17.53	0.30•	2.20	2.50	0.24	0.53	—	0.77	—	19.26	14.94	0.66	0.49	0.49	1.80	12,575	29
12-31-19	14.65	0.28•	3.31	3.59	0.19	0.52	—	0.71	—	17.53	24.94	0.49	0.49	0.49	1.70	10,885	22
12-31-18	16.51	0.25	(1.63)	(1.38)	0.12	0.36	—	0.48	—	14.65	(8.68)	0.50	0.48	0.48	1.53	7,477	28
Class S2
06-30-23+	15.48	0.00*•	1.92	1.92	—	—	—	—	—	17.40	12.40	0.75	0.53	0.53	0.02	4,385	117
12-31-22	21.41	0.25•	(4.13)	(3.88)	0.19	1.86	—	2.05	—	15.48	(18.62)	0.75	0.62	0.62	1.44	4,018	34
12-31-21	18.95	0.19•	3.06	3.25	0.25	0.54	—	0.79	—	21.41	17.33	0.77	0.64	0.64	0.93	3,918	38
12-31-20	17.26	0.29•	2.14	2.43	0.21	0.53	—	0.74	—	18.95	14.77	0.81	0.64	0.64	1.77	3,563	29
12-31-19	14.45	0.25•	3.25	3.50	0.17	0.52	—	0.69	—	17.26	24.69	0.64	0.64	0.64	1.53	3,072	22
12-31-18	16.30	0.22•	(1.60)	(1.38)	0.11	0.36	—	0.47	—	14.45	(8.80)	0.65	0.63	0.63	1.36	2,023	28
Class Z
06-30-23+	16.10	0.05•	1.99	2.04	—	—	—	—	—	18.14	12.67	0.22	0.00*	0.00*	0.56	617,819	117
12-31-22	22.16	0.36•	(4.27)	(3.91)	0.29	1.86	—	2.15	—	16.10	(18.14)	0.23	0.00*	0.00*	2.01	512,919	34
12-31-21	19.54	0.32•	3.18	3.50	0.34	0.54	—	0.88	—	22.16	18.12	0.24	0.00*	0.00*	1.48	539,936	38
12-31-20	17.73	0.40•	2.21	2.61	0.27	0.53	—	0.80	—	19.54	15.46	0.23	0.00*	0.00*	2.32	398,859	29
12-31-19	14.77	0.37•	3.33	3.70	0.22	0.52	—	0.74	—	17.73	25.56	0.24	0.00*	0.00*	2.23	286,945	22
12-31-18	16.60	0.35•	(1.67)	(1.32)	0.15	0.36	—	0.51	—	14.77	(8.28)	0.25	0.00*	0.00*	2.15	153,539	28

See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-23+	14.08	(0.01)•	1.75	1.74	—	—	—	—	—	15.82	12.36	0.86	0.63	0.63	(0.09)	51,648	116
12-31-22	19.61	0.20•	(3.77)	(3.57)	0.14	1.82	—	1.96	—	14.08	(18.76)	0.84	0.72	0.72	1.22	45,187	34
12-31-21	17.47	0.13•	2.87	3.00	0.21	0.65	—	0.86	—	19.61	17.32	0.85	0.74	0.74	0.69	63,321	38
12-31-20	15.91	0.24	2.03	2.27	0.18	0.53	—	0.71	—	17.47	14.90	0.89	0.74	0.74	1.49	58,091	29
12-31-19	13.42	0.22	3.00	3.22	0.15	0.58	—	0.73	—	15.91	24.52	0.74	0.74	0.74	1.40	54,378	20
12-31-18	15.18	0.19	(1.49)	(1.30)	0.12	0.34	—	0.46	—	13.42	(8.87)	0.75	0.73	0.73	1.27	46,688	29
Class I
06-30-23+	14.53	0.03•	1.82	1.85	—	—	—	—	—	16.38	12.73	0.36	0.13	0.13	0.41	46,656	116
12-31-22	20.20	0.29•	(3.90)	(3.61)	0.24	1.82	—	2.06	—	14.53	(18.38)	0.34	0.22	0.22	1.78	37,659	34
12-31-21	17.95	0.24•	2.95	3.19	0.29	0.65	—	0.94	—	20.20	17.95	0.35	0.24	0.24	1.22	42,496	38
12-31-20	16.33	0.31•	2.09	2.40	0.25	0.53	—	0.78	—	17.95	15.43	0.39	0.24	0.24	1.95	35,009	29
12-31-19	13.75	0.30•	3.09	3.39	0.23	0.58	—	0.81	—	16.33	25.22	0.24	0.24	0.24	1.95	31,202	20
12-31-18	15.54	0.28•	(1.54)	(1.26)	0.19	0.34	—	0.53	—	13.75	(8.48)	0.25	0.23	0.23	1.82	21,247	29
Class S
06-30-23+	14.32	0.01•	1.78	1.79	—	—	—	—	—	16.11	12.50	0.61	0.38	0.38	0.16	35,377	116
12-31-22	19.90	0.23•	(3.82)	(3.59)	0.17	1.82	—	1.99	—	14.32	(18.56)	0.59	0.47	0.47	1.43	29,007	34
12-31-21	17.71	0.18•	2.91	3.09	0.25	0.65	—	0.90	—	19.90	17.64	0.60	0.49	0.49	0.93	43,919	38
12-31-20	16.13	0.27•	2.06	2.33	0.22	0.53	—	0.75	—	17.71	15.11	0.64	0.49	0.49	1.76	40,587	29
12-31-19	13.59	0.25•	3.06	3.31	0.19	0.58	—	0.77	—	16.13	24.94	0.49	0.49	0.49	1.66	35,423	20
12-31-18	15.36	0.23	(1.51)	(1.28)	0.15	0.34	—	0.49	—	13.59	(8.66)	0.50	0.48	0.48	1.55	26,744	29
Class S2
06-30-23+	14.11	0.00*•	1.76	1.76	—	—	—	—	—	15.87	12.47	0.76	0.53	0.53	0.01	23,397	116
12-31-22	19.67	0.23•	(3.80)	(3.57)	0.17	1.82	—	1.99	—	14.11	(18.69)	0.74	0.62	0.62	1.41	19,070	34
12-31-21	17.54	0.15•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64	0.64	0.78	20,878	38
12-31-20	15.99	0.27•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64	0.64	1.73	17,208	29
12-31-19	13.49	0.23•	3.03	3.26	0.18	0.58	—	0.76	—	15.99	24.68	0.64	0.64	0.64	1.53	11,439	20
12-31-18	15.24	0.20•	(1.49)	(1.29)	0.12	0.34	—	0.46	—	13.49	(8.77)	0.65	0.63	0.63	1.30	7,943	29
Class Z
06-30-23+	14.80	0.04•	1.85	1.89	—	—	—	—	—	16.69	12.77	0.23	0.00*	0.00*	0.54	531,240	116
12-31-22	20.51	0.33•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00*	0.00*	2.00	439,069	34
12-31-21	18.20	0.29•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00*	0.00*	1.49	450,163	38
12-31-20	16.51	0.37•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00*	0.00*	2.32	324,254	29
12-31-19	13.86	0.35•	3.11	3.46	0.23	0.58	—	0.81	—	16.51	25.54	0.24	0.00*	0.00*	2.23	217,585	20
12-31-18	15.62	0.33•	(1.56)	(1.23)	0.19	0.34	—	0.53	—	13.86	(8.24)	0.25	0.00*	0.00*	2.15	111,996	29

See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio
Class ADV
06-30-23+	12.27	(0.01)•	1.53	1.52	—	—	—	—	—	13.79	12.39	0.87	0.64	0.64	(0.15)	15,180	116
12-31-22	16.89	0.17•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72	0.72	1.25	12,814	34
12-31-21	14.80	0.12•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74	0.74	0.72	15,085	37
12-31-20	13.31	0.18•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74	0.74	1.42	11,253	34
12-31-19	11.02	0.18•	2.50	2.68	0.09	0.30	—	0.39	—	13.31	24.62	0.77	0.74	0.74	1.45	9,576	36
12-31-18	12.49	0.17•	(1.23)	(1.06)	0.07	0.34	—	0.41	—	11.02	(8.88)	0.81	0.72	0.72	1.42	6,029	40
Class I
06-30-23+	12.56	0.02•	1.58	1.60	—	—	—	—	—	14.16	12.74	0.37	0.14	0.14	0.36	27,037	116
12-31-22	17.25	0.25•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22	0.22	1.80	20,763	34
12-31-21	15.10	0.21•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24	0.24	1.26	20,267	37
12-31-20	13.55	0.28•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24	0.24	2.11	13,765	34
12-31-19	11.19	0.27•	2.52	2.79	0.13	0.30	—	0.43	—	13.55	25.32	0.27	0.24	0.24	2.18	7,603	36
12-31-18	12.65	0.25•	(1.27)	(1.02)	0.10	0.34	—	0.44	—	11.19	(8.46)	0.31	0.22	0.22	2.05	3,020	40
Class S
06-30-23+	12.42	0.01•	1.55	1.56	—	—	—	—	—	13.98	12.56	0.62	0.39	0.39	0.11	7,191	116
12-31-22	17.04	0.20•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47	0.47	1.39	6,050	34
12-31-21	14.92	0.15•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49	0.49	0.95	9,659	37
12-31-20	13.41	0.24•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49	0.49	1.83	8,248	34
12-31-19	11.10	0.22•	2.50	2.72	0.11	0.30	—	0.41	—	13.41	24.87	0.52	0.49	0.49	1.74	5,693	36
12-31-18	12.56	0.21•	(1.25)	(1.04)	0.08	0.34	—	0.42	—	11.10	(8.66)	0.56	0.47	0.47	1.70	3,057	40
Class S2
06-30-23+	12.34	(0.00)*•	1.54	1.54	—	—	—	—	—	13.88	12.48	0.77	0.54	0.54	(0.04)	2,766	116
12-31-22	16.97	0.20•	(3.31)	(3.11)	0.11	1.41	—	1.52	—	12.34	(18.77)	0.78	0.62	0.62	1.42	2,381	34
12-31-21	14.87	0.13•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64	0.64	0.80	2,296	37
12-31-20	13.37	0.22•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64	0.64	1.74	2,098	34
12-31-19	11.07	0.19•	2.51	2.70	0.10	0.30	—	0.40	—	13.37	24.76	0.67	0.64	0.64	1.56	1,545	36
12-31-18	12.51	0.15•	(1.20)	(1.05)	0.05	0.34	—	0.39	—	11.07	(8.75)	0.71	0.62	0.62	1.18	751	40
Class Z
06-30-23+	12.76	0.03•	1.60	1.63	—	—	—	—	—	14.39	12.77	0.23	0.00*	0.00*	0.50	330,986	116
12-31-22	17.48	0.29•	(3.40)	(3.11)	0.20	1.41	—	1.61	—	12.76	(18.25)	0.24	0.00*	0.00*	2.02	260,763	34
12-31-21	15.27	0.25•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00*	0.00*	1.49	243,777	37
12-31-20	13.67	0.31•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00*	0.00*	2.35	159,536	34
12-31-19	11.26	0.29•	2.55	2.84	0.13	0.30	—	0.43	—	13.67	25.61	0.27	0.00*	0.00*	2.31	84,826	36
12-31-18	12.70	0.29•	(1.29)	(1.00)	0.10	0.34	—	0.44	—	11.26	(8.27)	0.31	0.00*	0.00*	2.29	32,971	40

See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2065 Portfolio
Class ADV
06-30-23+	9.76	(0.01)•	1.23	1.22	—	—	—	—	—	10.98	12.50	0.97	0.70	0.70	(0.20)	3,021	114
12-31-22	12.79	0.12•	(2.52)	(2.40)	0.12	0.51	—	0.63	—	9.76	(18.86)	1.00	0.73	0.73	1.16	3,367	51
12-31-21	11.58	0.12•	1.93	2.05	0.08	0.76	—	0.84	—	12.79	17.74	1.12	0.74	0.74	0.92	1,684	42
07-29-20(5) - 12-31-20	10.00	0.08•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74	0.74	1.87	382	17
Class I
06-30-23+	9.80	0.02•	1.23	1.25	—	—	—	—	—	11.05	12.76	0.47	0.20	0.20	0.37	5,937	114
12-31-22	12.82	0.21•	(2.57)	(2.36)	0.15	0.51	—	0.66	—	9.80	(18.45)	0.50	0.23	0.23	1.97	3,337	51
12-31-21	11.58	0.20•	1.93	2.13	0.13	0.76	—	0.89	—	12.82	18.45	0.62	0.24	0.24	1.51	1,419	42
07-29-20(5) - 12-31-20	10.00	0.13•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24	0.24	2.76	341	17
Class S
06-30-23+	9.77	0.01•	1.23	1.24	—	—	—	—	—	11.01	12.69	0.72	0.45	0.45	0.12	2,987	114
12-31-22	12.80	0.17•	(2.56)	(2.39)	0.13	0.51	—	0.64	—	9.77	(18.71)	0.75	0.48	0.48	1.55	2,156	51
12-31-21	11.58	0.16•	1.93	2.09	0.11	0.76	—	0.87	—	12.80	18.08	0.87	0.49	0.49	1.21	1,626	42
07-29-20(5) - 12-31-20	10.00	0.11•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49	0.49	2.50	382	17
Class S2
06-30-23+	9.76	(0.00)*•	1.22	1.22	—	—	—	—	—	10.98	12.50	0.87	0.60	0.60	(0.04)	786	114
12-31-22	12.78	0.16•	(2.55)	(2.39)	0.12	0.51	—	0.63	—	9.76	(18.74)	0.90	0.63	0.63	1.45	611	51
12-31-21	11.57	0.09•	1.97	2.06	0.09	0.76	—	0.86	—	12.78	17.87	1.02	0.64	0.64	0.70	428	42
07-29-20(5) - 12-31-20	10.00	0.13•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64	0.64	2.80	175	17
Class Z
06-30-23+	9.83	0.03•	1.24	1.27	—	—	—	—	—	11.10	12.92	0.27	0.00*	0.00*	0.56	53,373	114
12-31-22	12.85	0.23•	(2.57)	(2.34)	0.17	0.51	—	0.68	—	9.83	(18.27)	0.30	0.00*	0.00*	2.13	34,267	51
12-31-21	11.59	0.22•	1.94	2.16	0.14	0.76	—	0.90	—	12.85	18.69	0.48	0.00*	0.00*	1.72	16,030	42
07-29-20(5) - 12-31-20	10.00	0.12•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00*	0.00*	2.74	3,190	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.
Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes and Eurodollars. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

open futures contracts purchased and sold at June 30, 2023. There were no open futures contracts for Index Solution 2065.
	Purchased	Sold
Index Solution Income	$13,391,903	$14,061,280
Index Solution 2025	29,215,913	30,488,348
Index Solution 2030	22,470,225	23,509,166
Index Solution 2035	35,415,063	36,998,396
Index Solution 2040	20,889,800	21,979,690
Index Solution 2045	32,249,415	33,588,219
Index Solution 2050	18,848,422	19,759,029
Index Solution 2055	19,349,121	20,277,635
Index Solution 2060	10,289,379	10,829,219
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS AND FUNDING AGREEMENTS
For the six months ended June 30, 2023, the cost of purchases and the proceeds from sales of the Underlying Funds and Funding Agreements were as follows:
	Purchases	Sales
Index Solution Income	$771,707,337	$801,013,360
Index Solution 2025	1,227,740,592	1,264,508,816
Index Solution 2030	995,099,288	999,978,326
Index Solution 2035	1,606,465,844	1,577,792,270
Index Solution 2040	952,089,182	928,840,663
Index Solution 2045	1,270,816,898	1,242,821,210
Index Solution 2050	756,447,371	714,942,997
Index Solution 2055	766,309,126	722,881,629
Index Solution 2060	431,895,226	392,834,346
Index Solution 2065	77,665,138	61,668,727
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	33.43%
	Index Solution 2025	19.54
	Index Solution 2030	14.00
	Index Solution 2035	17.91
	Index Solution 2040	13.69
	Index Solution 2045	19.33
	Index Solution 2050	13.56
	Index Solution 2055	16.39
	Index Solution 2060	16.04
	Index Solution 2065	9.85
Voya Retirement Insurance and Annuity Company	Index Solution Income	66.54
	Index Solution 2025	80.46
	Index Solution 2030	85.97
	Index Solution 2035	82.08
	Index Solution 2040	86.28
	Index Solution 2045	80.67
	Index Solution 2050	86.43
	Index Solution 2055	83.61
	Index Solution 2060	83.96
	Index Solution 2065	90.15
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Solution Income	$33,057
Index Solution 2025	44,141
Index Solution 2030	22,496
Index Solution 2035	83,051
Index Solution 2040	20,403
Index Solution 2045	81,487
Index Solution 2050	31,306
Index Solution 2055	91,805
Index Solution 2060	33,147
Index Solution 2065	10,627
NOTE 7 — FUNDING AGREEMENTS
During the period ended June 30, 2023, Index Solution Income, Index Solution 2025 and Index Solution 2030 each invested in a Funding Agreement issued by Voya Retirement Insurance and Annuity Company (“VRIAC”). VRIAC is a subsidiary of Voya Financial, Inc.
The Funding Agreements have a stable principal value and typically pay interest at a relatively short-term rate, which is subject to change periodically. If VRIAC becomes unable to pay interest or repay principal under each contract, Index Solution Income, Index Solution 2025 and/or Index Solution 2030 may lose money. In a rising interest rate environment, the interest rate provided by a Funding Agreement may not increase as quickly as the yields of other short-term investments. Investing in a Funding Agreement in such an environment could adversely affect each Portfolio’s relative performance. In the case of a Funding Agreement with VRIAC, there can be no guarantee that the interest rate a Portfolio receives under the Funding Agreement will be as favorable to each Portfolio as the rate that might be paid under a Funding Agreement with another, unaffiliated insurer. Neither a Portfolio, the Investment Adviser, VRIAC, nor any of its affiliates guarantee each Portfolio’s performance or that a Portfolio will provide a certain level of income. In the event of an insolvency of the insurer, it is possible that insurance policy holders and other preferred claimants will be paid before each Portfolio. Each Portfolio may withdraw any amount in the Funding Agreements for any reason, at any time.
Interest is credited each calendar day based on the end of day balance and is reinvested in the Fund Agreements. The interest rate is determined by VRIAC and may be revised at any time subject to a 30-day advance notice of any change. If there is a change to the interest rate, VRIAC will not apply a subsequent decrease in the interest rate prior to the last day of the three-month period measured

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — FUNDING AGREEMENTS (continued)

from the first day of the month such prior change was effective. Interest will be accrued to the account value daily at a guaranteed minimum interest rate.
The current day price of each unit of the Funding Agreements issued by VRIAC is determined by applying the current interest rate to the previous day’s price. The significant unobservable input used in the fair value measurement of each Portfolio’s investment in the Funding Agreements issued by VRIAC is the interest rate.
Below are the interest rates during the period ended March 31, 2023 for the Fund Agreements issued by VRIAC:
Time period	Rate
January 1, 2023 to March 31, 2023	2.15%
As of March 31, 2023, Index Solution Income, Index Solution 2025 and Index Solution 2030 no longer each invest in Funding Agreements.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
Effective October 1, 2022, the Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below.
Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2025	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2055	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

Prior to October 1, 2022, the expense limits were:
Portfolio	Class ADV(2)	Class I(2)	Class S(2)	Class S2(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Portfolio	Class ADV(2)	Class I(2)	Class S(2)	Class S2(2)	Class Z(3)(4)
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2065	0.89%	0.39%	0.64%	0.79%	0.00%

(2)
The expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio varies based on Each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund. The limits excluded interest, taxes, investment -related costs, leverage expenses, and extraordinary expenses. Any fees waived pursuant to this expense limit agreement were not eligible for recoupment.

(3)
Prior to October 1, 2022, per a side letter agreement, the Investment Adviser had agreed to waive all or a portion of the management fee and/or reimburse expenses so that the direct expense limits were 0.00% for Class Z shares of each Portfolio. Any fees waived pursuant to the side letter agreement were not eligible for recoupment. Effective October 1, 2022, the side letter agreement was terminated. Termination of this side letter agreement was approved by the Board.

(4)
The operating expense limits shown applied only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests (acquired fund fees and expenses), investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The following Portfolio utilized the line of credit during the six months ended June 30, 2023.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution 2045	3	$553,000	5.83%
NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2023	120,419	—	—	(851,401)	(730,982)	1,089,768	—	—	(7,654,623)	(6,564,855)
12/31/2022	274,358	—	930,502	(1,699,121)	(494,261)	2,673,114	—	8,560,615	(16,398,599)	(5,164,870)
Class I
6/30/2023	136,673	—	—	(134,017)	2,656	1,261,534	—	—	(1,245,414)	16,120
12/31/2022	108,915	—	157,622	(341,964)	(75,427)	1,109,609	—	1,492,677	(3,362,474)	(760,188)
Class S
6/30/2023	130,480	—	—	(929,682)	(799,202)	1,204,744	—	—	(8,513,858)	(7,309,114)
12/31/2022	218,247	—	1,263,898	(2,141,763)	(659,618)	2,222,542	—	11,842,722	(21,222,986)	(7,157,722)
Class S2
6/30/2023	162,586	—	—	(142,821)	19,765	1,454,331	—	—	(1,279,958)	174,373
12/31/2022	481,980	—	212,773	(414,223)	280,530	4,921,880	—	1,936,236	(4,063,118)	2,794,998
Class Z
6/30/2023	915,065	—	—	(3,348,127)	(2,433,062)	8,659,744	—	—	(31,786,311)	(23,126,567)
12/31/2022	2,907,772	—	6,325,379	(10,707,083)	(1,473,932)	30,629,042	—	60,976,656	(111,113,179)	(19,507,481)
Index Solution 2025
Class ADV
6/30/2023	310,412	—	—	(1,226,518)	(916,106)	3,018,878	—	—	(11,957,071)	(8,938,193)
12/31/2022	698,343	—	1,617,080	(3,145,300)	(829,877)	7,368,972	—	15,912,065	(32,985,970)	(9,704,933)
Class I
6/30/2023	281,639	—	—	(300,827)	(19,188)	2,825,980	—	—	(3,011,531)	(185,551)
12/31/2022	589,718	—	562,576	(895,347)	256,947	6,560,426	—	5,687,644	(8,895,998)	3,352,072
Class S
6/30/2023	290,067	—	—	(707,401)	(417,334)	2,876,109	—	—	(6,978,031)	(4,101,922)
12/31/2022	513,247	—	1,132,839	(2,320,942)	(674,856)	5,377,062	—	11,317,056	(26,515,806)	(9,821,688)
Class S2
6/30/2023	179,703	—	—	(168,177)	11,526	1,729,951	—	—	(1,625,116)	104,835
12/31/2022	714,733	—	372,452	(565,590)	521,595	7,437,394	—	3,631,410	(6,059,330)	5,009,474
Class Z
6/30/2023	2,212,672	—	—	(5,110,958)	(2,898,286)	22,679,551	—	—	(52,251,124)	(29,571,573)
12/31/2022	6,465,642	—	9,068,373	(9,726,229)	5,807,786	74,353,628	—	93,404,240	(107,402,855)	60,355,013
Index Solution 2030
Class ADV
6/30/2023	154,286	—	—	(405,137)	(250,851)	2,215,855	—	—	(5,864,059)	(3,648,204)
12/31/2022	486,065	—	291,178	(545,396)	231,847	7,453,355	—	4,213,343	(8,296,329)	3,370,369
Class I
6/30/2023	175,449	—	—	(44,784)	130,665	2,618,421	—	—	(673,141)	1,945,280
12/31/2022	156,783	—	74,303	(174,939)	56,147	2,524,774	—	1,113,804	(2,552,581)	1,085,997
Class S
6/30/2023	180,773	—	—	(50,485)	130,288	2,683,654	—	—	(743,294)	1,940,360
12/31/2022	277,732	—	82,991	(596,740)	(236,017)	4,371,209	—	1,234,903	(10,384,808)	(4,778,696)
35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2030 (continued)
Class S2
6/30/2023	110,173	—	—	(40,816)	69,357	1,594,081	—	—	(586,104)	1,007,977
12/31/2022	251,262	—	96,262	(160,596)	186,928	3,846,923	—	1,401,576	(2,441,137)	2,807,362
Class Z
6/30/2023	1,962,114	—	—	(2,550,204)	(588,090)	29,765,910	—	—	(38,602,350)	(8,836,440)
12/31/2022	4,677,638	—	5,200,000	(3,806,023)	6,071,615	76,542,538	—	79,092,006	(62,310,966)	93,323,578
Index Solution 2035
Class ADV
6/30/2023	431,473	—	—	(1,260,957)	(829,484)	4,454,503	—	—	(13,129,840)	(8,675,337)
12/31/2022	1,037,832	—	1,489,184	(2,298,762)	228,254	11,497,499	—	15,561,975	(25,840,442)	1,219,032
Class I
6/30/2023	426,985	—	—	(83,734)	343,251	4,569,424	—	—	(897,429)	3,671,995
12/31/2022	724,938	—	606,547	(732,435)	599,050	8,636,630	—	6,544,640	(7,800,476)	7,380,794
Class S
6/30/2023	541,385	—	—	(449,542)	91,843	5,768,196	—	—	(4,744,408)	1,023,788
12/31/2022	616,099	—	937,878	(1,676,634)	(122,657)	7,133,267	—	9,979,024	(20,892,531)	(3,780,240)
Class S2
6/30/2023	271,936	—	—	(139,594)	132,342	2,804,413	—	—	(1,429,894)	1,374,519
12/31/2022	805,801	—	398,128	(453,014)	750,915	8,810,685	—	4,140,531	(5,234,171)	7,717,045
Class Z
6/30/2023	5,532,839	—	—	(3,018,487)	2,514,352	61,020,877	—	—	(33,100,663)	27,920,214
12/31/2022	10,465,912	—	10,294,008	(5,143,939)	15,615,981	126,661,813	—	113,337,030	(62,090,169)	177,908,674
Index Solution 2040
Class ADV
6/30/2023	165,970	—	—	(167,093)	(1,123)	2,600,962	—	—	(2,634,273)	(33,311)
12/31/2022	395,470	—	198,473	(310,813)	283,130	6,800,505	—	3,121,988	(4,982,710)	4,939,783
Class I
6/30/2023	136,620	—	—	(22,202)	114,418	2,229,992	—	—	(361,492)	1,868,500
12/31/2022	219,956	—	68,132	(107,507)	180,581	3,727,849	—	1,107,825	(1,667,348)	3,168,326
Class S
6/30/2023	106,368	—	—	(92,387)	13,981	1,735,512	—	—	(1,461,532)	273,980
12/31/2022	178,237	—	81,318	(298,708)	(39,153)	3,179,977	—	1,320,597	(5,694,578)	(1,194,004)
Class S2
6/30/2023	42,372	—	—	(17,454)	24,918	676,606	—	—	(278,138)	398,468
12/31/2022	88,755	—	28,203	(50,968)	65,990	1,508,516	—	448,995	(868,347)	1,089,164
Class Z
6/30/2023	2,664,692	—	—	(1,485,984)	1,178,708	44,269,770	—	—	(24,592,197)	19,677,573
12/31/2022	5,533,563	—	4,708,998	(2,200,427)	8,042,134	98,790,839	—	77,839,730	(39,824,069)	136,806,500
Index Solution 2045
Class ADV
6/30/2023	399,142	—	—	(730,009)	(330,867)	4,409,420	—	—	(8,146,634)	(3,737,214)
12/31/2022	642,512	—	1,226,381	(1,900,345)	(31,452)	7,736,776	—	13,539,249	(22,804,674)	(1,528,649)
Class I
6/30/2023	361,855	—	—	(192,827)	169,028	4,193,992	—	—	(2,205,170)	1,988,822
12/31/2022	619,613	—	559,247	(345,694)	833,166	7,677,807	—	6,436,933	(4,051,550)	10,063,190
Class S
6/30/2023	303,647	—	—	(209,960)	93,687	3,460,922	—	—	(2,393,133)	1,067,789
12/31/2022	435,697	—	650,749	(1,608,655)	(522,209)	5,233,292	—	7,359,967	(21,716,302)	(9,123,043)
Class S2
6/30/2023	246,237	—	—	(137,003)	109,234	2,738,096	—	—	(1,514,506)	1,223,590
12/31/2022	594,214	—	327,743	(197,120)	724,837	7,070,771	—	3,611,725	(2,488,760)	8,193,736
Class Z
6/30/2023	4,249,062	—	—	(1,820,967)	2,428,095	50,426,918	—	—	(21,509,621)	28,917,297
12/31/2022	8,256,400	—	8,274,980	(3,692,035)	12,839,345	106,783,442	—	97,148,263	(48,135,069)	155,796,636
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2050
Class ADV
6/30/2023	174,105	—	—	(141,453)	32,652	2,850,967	—	—	(2,327,692)	523,275
12/31/2022	245,020	—	139,821	(335,081)	49,760	4,257,394	—	2,272,085	(5,666,141)	863,338
Class I
6/30/2023	190,448	—	—	(39,047)	151,401	3,190,704	—	—	(657,951)	2,532,753
12/31/2022	245,419	—	74,480	(100,575)	219,324	4,328,029	—	1,244,567	(1,828,201)	3,744,395
Class S
6/30/2023	92,658	—	—	(45,910)	46,748	1,560,142	—	—	(759,907)	800,235
12/31/2022	153,455	—	66,110	(319,627)	(100,062)	2,765,200	—	1,102,710	(6,299,170)	(2,431,260)
Class S2
6/30/2023	38,714	—	—	(46,240)	(7,526)	632,300	—	—	(757,955)	(125,655)
12/31/2022	81,084	—	26,957	(31,533)	76,508	1,426,379	—	440,472	(543,463)	1,323,388
Class Z
6/30/2023	2,865,226	—	—	(670,982)	2,194,244	49,225,354	—	—	(11,404,903)	37,820,451
12/31/2022	5,135,454	—	3,394,889	(1,042,563)	7,487,780	93,537,039	—	57,577,310	(19,384,611)	131,729,738
Index Solution 2055
Class ADV
6/30/2023	286,262	—	—	(231,952)	54,310	4,263,898	—	—	(3,454,458)	809,440
12/31/2022	436,916	—	388,844	(844,942)	(19,182)	6,891,870	—	5,782,113	(13,537,608)	(863,625)
Class I
6/30/2023	304,582	—	—	(46,616)	257,966	4,707,701	—	—	(717,653)	3,990,048
12/31/2022	453,533	—	298,646	(264,796)	487,383	7,510,515	—	4,575,251	(4,365,260)	7,720,506
Class S
6/30/2023	244,755	—	—	(75,057)	169,698	3,723,741	—	—	(1,153,848)	2,569,893
12/31/2022	301,632	—	229,862	(712,772)	(181,278)	4,942,206	—	3,473,222	(12,791,690)	(4,376,262)
Class S2
6/30/2023	202,859	—	—	(79,826)	123,033	3,039,948	—	—	(1,188,936)	1,851,012
12/31/2022	300,170	—	146,396	(156,462)	290,104	4,793,088	—	2,181,304	(2,653,073)	4,321,319
Class Z
6/30/2023	2,709,640	—	—	(540,025)	2,169,615	42,819,504	—	—	(8,432,902)	34,386,602
12/31/2022	5,570,510	—	3,266,003	(1,122,606)	7,713,907	93,873,877	—	50,916,980	(19,891,278)	124,899,579
Index Solution 2060
Class ADV
6/30/2023	169,904	—	—	(113,512)	56,392	2,218,780	—	—	(1,484,280)	734,500
12/31/2022	254,332	—	107,812	(210,977)	151,167	3,505,363	—	1,397,248	(2,902,699)	1,999,912
Class I
6/30/2023	304,288	—	—	(47,044)	257,244	4,068,620	—	—	(630,969)	3,437,651
12/31/2022	491,197	—	161,664	(175,088)	477,773	6,927,764	—	2,142,050	(2,456,636)	6,613,178
Class S
6/30/2023	69,301	—	—	(41,935)	27,366	913,296	—	—	(541,716)	371,580
12/31/2022	149,029	—	48,032	(276,978)	(79,917)	2,089,471	—	629,695	(4,282,443)	(1,563,277)
Class S2
6/30/2023	32,511	—	—	(26,109)	6,402	425,420	—	—	(341,292)	84,128
12/31/2022	66,587	—	17,251	(26,231)	57,607	914,136	—	224,780	(386,594)	752,322
Class Z
6/30/2023	2,903,822	—	—	(335,224)	2,568,598	39,566,494	—	—	(4,536,565)	35,029,929
12/31/2022	5,244,036	—	1,972,560	(727,730)	6,488,866	74,838,241	—	26,530,933	(10,910,605)	90,458,569
Index Solution 2065
Class ADV
6/30/2023	69,363	—	—	(139,140)	(69,777)	719,329	—	—	(1,447,948)	(728,619)
12/31/2022	248,178	—	20,303	(55,340)	213,141	2,663,707	—	200,127	(618,000)	2,245,834
Class I
6/30/2023	213,243	—	—	(16,470)	196,773	2,224,589	—	—	(171,936)	2,052,653
12/31/2022	253,743	—	21,061	(44,902)	229,902	2,762,716	—	208,012	(496,728)	2,474,000
Class S
6/30/2023	67,097	—	—	(16,402)	50,695	701,310	—	—	(173,582)	527,728
12/31/2022	146,422	—	14,340	(67,212)	93,550	1,615,648	—	141,422	(746,823)	1,010,247
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2065 (continued)
Class S2
6/30/2023	19,535	—	—	(10,572)	8,963	203,169	—	—	(110,324)	92,845
12/31/2022	37,762	—	3,693	(12,403)	29,052	410,589	—	36,383	(141,262)	305,710
Class Z
6/30/2023	1,442,096	—	—	(118,100)	1,323,996	15,157,733	—	—	(1,216,477)	13,941,256
12/31/2022	2,241,889	—	217,851	(221,194)	2,238,546	24,838,996	—	2,160,353	(2,631,590)	24,367,759
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts, wash sale deferrals and de minimis distributions in excess of net investment income.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Solution Income	$42,278,263	$42,530,643	$20,542,949	$19,139,561
Index Solution 2025	29,671,435	100,280,980	36,229,106	45,757,104
Index Solution 2030	19,397,293	67,658,339	21,798,077	21,932,792
Index Solution 2035	25,939,909	123,623,291	36,045,594	48,479,927
Index Solution 2040	16,748,845	67,090,290	15,253,649	19,778,057
Index Solution 2045	21,504,790	106,591,347	22,872,769	36,448,775
Index Solution 2050	10,874,680	51,762,464	9,464,511	12,281,658
Index Solution 2055	12,710,761	54,218,109	10,256,797	16,300,247
Index Solution 2060	5,896,354	25,028,352	3,970,064	4,700,425
Index Solution 2065	697,368	2,048,929	607,528	759,563

The tax-basis components of distributable earnings as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Index Solution Income	$17,718,812	$10,471,939	$(113,413,493)	$(85,222,742)
Index Solution 2025	24,735,211	35,043,376	(145,507,865)	(85,729,278)
Index Solution 2030	18,947,516	41,591,510	(116,046,981)	(55,507,955)
Index Solution 2035	27,876,027	84,351,975	(191,507,968)	(79,279,966)
Index Solution 2040	16,380,972	51,816,311	(112,430,320)	(44,233,037)
Index Solution 2045	20,530,399	79,748,474	(142,891,493)	(42,612,620)
Index Solution 2050	11,944,324	43,571,986	(85,455,960)	(29,939,650)
Index Solution 2055	13,073,362	42,669,924	(84,914,381)	(29,171,095)
Index Solution 2060	6,101,226	21,592,009	(50,143,753)	(22,450,518)
Index Solution 2065	—	—	(7,029,416)	(7,029,416)
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

At December 31, 2022, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead,

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1854	$0.1503	August 4, 2023	August 2, 2023
Class I	$0.2422	$0.1503	August 4, 2023	August 2, 2023
Class S	$0.2145	$0.1503	August 4, 2023	August 2, 2023
Class S2	$0.2059	$0.1503	August 4, 2023	August 2, 2023
Class Z	$0.2645	$0.1503	August 4, 2023	August 2, 2023
Index Solution 2025
Class ADV	$0.1762	$0.3392	August 4, 2023	August 2, 2023
Class I	$0.2344	$0.3392	August 4, 2023	August 2, 2023
Class S	$0.2066	$0.3392	August 4, 2023	August 2, 2023
Class S2	$0.1958	$0.3392	August 4, 2023	August 2, 2023
Class Z	$0.2556	$0.3392	August 4, 2023	August 2, 2023
Index Solution 2030
Class ADV	$0.2742	$0.7598	August 4, 2023	August 2, 2023
Class I	$0.3527	$0.7598	August 4, 2023	August 2, 2023
Class S	$0.3199	$0.7598	August 4, 2023	August 2, 2023
Class S2	$0.3033	$0.7598	August 4, 2023	August 2, 2023
Class Z	$0.3484	$0.7598	August 4, 2023	August 2, 2023
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2035
Class ADV	$0.1595	$0.6814	August 4, 2023	August 2, 2023
Class I	$0.2182	$0.6814	August 4, 2023	August 2, 2023
Class S	$0.1910	$0.6814	August 4, 2023	August 2, 2023
Class S2	$0.1813	$0.6814	August 4, 2023	August 2, 2023
Class Z	$0.2386	$0.6814	August 4, 2023	August 2, 2023
Index Solution 2040
Class ADV	$0.2359	$1.0723	August 4, 2023	August 2, 2023
Class I	$0.3139	$1.0723	August 4, 2023	August 2, 2023
Class S	$0.2739	$1.0723	August 4, 2023	August 2, 2023
Class S2	$0.2614	$1.0723	August 4, 2023	August 2, 2023
Class Z	$0.3451	$1.0723	August 4, 2023	August 2, 2023
Index Solution 2045
Class ADV	$0.1597	$0.8909	August 4, 2023	August 2, 2023
Class I	$0.2216	$0.8909	August 4, 2023	August 2, 2023
Class S	$0.1918	$0.8909	August 4, 2023	August 2, 2023
Class S2	$0.1829	$0.8909	August 4, 2023	August 2, 2023
Class Z	$0.2433	$0.8909	August 4, 2023	August 2, 2023
Index Solution 2050
Class ADV	$0.2129	$1.1680	August 4, 2023	August 2, 2023
Class I	$0.2951	$1.1680	August 4, 2023	August 2, 2023
Class S	$0.2540	$1.1680	August 4, 2023	August 2, 2023
Class S2	$0.2353	$1.1680	August 4, 2023	August 2, 2023
Class Z	$0.3264	$1.1680	August 4, 2023	August 2, 2023
Index Solution 2055
Class ADV	$0.2221	$1.0182	August 4, 2023	August 2, 2023
Class I	$0.3002	$1.0182	August 4, 2023	August 2, 2023
Class S	$0.2637	$1.0182	August 4, 2023	August 2, 2023
Class S2	$0.2499	$1.0182	August 4, 2023	August 2, 2023
Class Z	$0.3283	$1.0182	August 4, 2023	August 2, 2023
Index Solution 2060
Class ADV	$0.1511	$0.7991	August 4, 2023	August 2, 2023
Class I	$0.2101	$0.7991	August 4, 2023	August 2, 2023
Class S	$0.1786	$0.7991	August 4, 2023	August 2, 2023
Class S2	$0.1674	$0.7991	August 4, 2023	August 2, 2023
Class Z	$0.2323	$0.7991	August 4, 2023	August 2, 2023
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 53.9%
1,034,437	Schwab U.S. TIPS ETF	$54,235,532	7.8
210,562	Vanguard Long-Term Treasury ETF	13,377,004	1.9
453,640	Vanguard Short-Term Bond ETF	34,281,575	5.0
5,019,229	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	244,381,241	35.2
808,361	Xtrackers USD High Yield Corporate Bond ETF	27,888,454	4.0
	Total Exchange-Traded Funds (Cost $383,002,102)	374,163,806	53.9
MUTUAL FUNDS: 45.8%
	Affiliated Investment Companies: 45.8%
4,374,300	Voya Short Term Bond Fund - Class R6	40,287,304	5.8
4,061,746	Voya U.S. Bond Index Portfolio - Class I	37,124,361	5.4
2,642,837 (1)	Voya VACS Index Series EM Portfolio	28,093,355	4.0
3,736,332 (1)	Voya VACS Index Series I Portfolio	38,633,673	5.6
1,420,342 (1)	Voya VACS Index Series MC Portfolio	14,388,069	2.1
13,819,762 (1)	Voya VACS Index Series S Portfolio	152,155,576	21.9
710,878 (1)	Voya VACS Index Series SC Portfolio	7,236,742	1.0
	Total Mutual Funds (Cost $302,214,573)	317,919,080	45.8
	Total Long-Term Investments (Cost $685,216,675)	692,082,886	99.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,860,335 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $1,860,335)	$1,860,335	0.3
	Total Short-Term Investments (Cost $1,860,335)	1,860,335	0.3
	Total Investments in Securities (Cost $687,077,010)	$693,943,221	100.0
	Liabilities in Excess of Other Assets	(119,102)	—
	Net Assets	$693,824,119	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$374,163,806	$—	$—	$374,163,806
Mutual Funds	317,919,080	—	—	317,919,080
Short-Term Investments	1,860,335	—	—	1,860,335
Total Investments, at fair value	$693,943,221	$—	$—	$693,943,221

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
Funding Agreements
Assets:
Beginning balance at December 31, 2022	$48,136,071
Purchases	—
Sales	(48,310,320)
Accrued discounts/(premiums)	—
Total realized gain (loss)	174,249
Net change in unrealized appreciation (depreciation)****	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2023	$—
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023****	$—

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$23,255,102	$(23,255,102)	$—	$—	$538,017	$(694,190)	$—
Voya Emerging Markets Index Portfolio - Class P2	21,278,870	7,051,017	(31,519,268)	3,189,381	—	—	(2,635,736)	—
Voya International Index Portfolio - Class P2	35,115,395	15,626	(36,615,004)	1,483,983	—	—	1,409,223	—
Voya Russell Large Cap Growth Index - Class I	—	13,618,551	(13,618,551)	—	—	—	1,103,081	—
Voya Russell Mid Cap Index Portfolio - Class P2	13,550,541	3,849,887	(21,128,247)	3,727,819	—	—	(2,598,660)	—
Voya Short Term Bond Fund - Class R6	—	48,947,589	(8,527,892)	(132,393)	40,287,304	429,831	86,581	—
Voya U.S. Bond Index Portfolio - Class I	—	75,667,995	(38,136,612)	(407,022)	37,124,361	538,744	(273,015)	—
Voya U.S. Bond Index Portfolio - Class P2	313,889,345	3,966,934	(378,291,679)	60,435,400	—	1,235,040	(52,702,212)	—
Voya U.S. Stock Index Portfolio - Class P2	141,050,318	4,730,113	(166,834,131)	21,053,700	—	—	(12,217,718)	—
Voya VACS Index Series EM Portfolio	—	28,033,409	(488,101)	548,047	28,093,355	—	25,458	—
Voya VACS Index Series I Portfolio	—	40,592,207	(3,118,426)	1,159,892	38,633,673	—	2,754	12
Voya VACS Index Series MC Portfolio	—	18,483,641	(4,284,879)	189,307	14,388,069	—	(120,713)	—
Voya VACS Index Series S Portfolio	—	154,215,713	(15,994,533)	13,934,396	152,155,576	—	173,837	—
Voya VACS Index Series SC Portfolio	—	6,970,282	(145,821)	412,281	7,236,742	—	1,321	—
VRIAC Contract	48,136,071	681,330	(48,817,401)	—	—	—	174,249	—
	$573,020,540	$430,079,396	$(790,775,647)	$105,594,791	$317,919,080	$2,741,632	$(68,265,740)	$12
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,198,476)
Total	$(1,198,476)
See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(64,070)
Total	$(64,070)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $697,971,319.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,410,553
Gross Unrealized Depreciation	(20,438,646)
Net Unrealized Depreciation	$(4,028,093)
See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 38.0%
1,191,028	Schwab U.S. TIPS ETF	$62,445,598	5.7
80,811	Vanguard Long-Term Treasury ETF	5,133,923	0.5
417,034	Vanguard Short-Term Bond ETF	31,515,259	2.9
5,995,171	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	291,898,881	26.9
620,486	Xtrackers USD High Yield Corporate Bond ETF	21,406,767	2.0
	Total Exchange-Traded Funds (Cost $420,724,634)	412,400,428	38.0
MUTUAL FUNDS: 61.7%
	Affiliated Investment Companies: 61.7%
7,718,073	Voya U.S. Bond Index Portfolio - Class I	70,543,191	6.5
4,869,017 (1)	Voya VACS Index Series EM Portfolio	51,757,646	4.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,015,819 (1)	Voya VACS Index Series I Portfolio	$113,903,572	10.5
3,302,908 (1)	Voya VACS Index Series MC Portfolio	33,458,459	3.1
34,328,211 (1)	Voya VACS Index Series S Portfolio	377,953,604	34.8
2,201,050 (1)	Voya VACS Index Series SC Portfolio	22,406,688	2.0
	Total Mutual Funds (Cost $630,122,110)	670,023,160	61.7
	Total Investments in Securities (Cost $1,050,846,744)	$1,082,423,588	99.7
	Assets in Excess of Other Liabilities	2,914,527	0.3
	Net Assets	$1,085,338,115	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$412,400,428	$—	$—	$412,400,428
Mutual Funds	670,023,160	—	—	670,023,160
Total Investments, at fair value	$1,082,423,588	$—	$—	$1,082,423,588
Other Financial Instruments+
Futures	164,281	—	—	164,281
Total Assets	$1,082,587,869	$—	$—	$1,082,587,869
Liabilities Table
Other Financial Instruments+
Futures	$(535,685)	$—	$—	$(535,685)
Total Liabilities	$(535,685)	$—	$—	$(535,685)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
Funding Agreements
Assets:
Beginning balance at December 31, 2022	$52,079,944
Purchases	—
Sales	(52,267,671)
Total realized gain (loss)	187,727
Net change in unrealized appreciation (depreciation)****	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2023	$—
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023****	$—

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023. may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$58,468,887	$(58,468,887)	$—	$—	$1,244,479	$(1,642,003)	$—
Voya Emerging Markets Index Portfolio - Class P2	64,706,360	11,119,671	(90,055,275)	14,229,244	—	—	(12,252,143)	—
Voya International Index Portfolio - Class P2	84,795,785	214,951	(84,508,870)	(501,866)	—	—	7,488,275	—
Voya Russell Large Cap Growth Index - Class I	—	20,799,739	(20,799,739)	—	—	—	1,681,158	—
Voya Russell Mid Cap Index Portfolio - Class P2	30,810,862	6,101,246	(44,000,330)	7,088,222	—	—	(4,598,494)	—
Voya Russell Small Cap Index Portfolio - Class P2	20,136,601	938,796	(27,191,752)	6,116,355	—	—	(4,840,699)	—
Voya U.S. Bond Index Portfolio - Class I	—	98,953,814	(27,768,579)	(642,044)	70,543,191	983,109	(223,357)	—
Voya U.S. Bond Index Portfolio - Class P2	351,423,221	7,662,970	(412,628,124)	53,541,933	—	1,373,649	(45,078,697)	—
Voya U.S. Stock Index Portfolio - Class P2	332,195,007	8,973,226	(374,331,706)	33,163,473	—	—	(12,464,990)	—
Voya VACS Index Series EM Portfolio	—	51,488,618	(864,920)	1,133,948	51,757,646	—	45,210	—
Voya VACS Index Series I Portfolio	—	116,739,550	(6,856,644)	4,020,666	113,903,572	—	22,819	7,320
Voya VACS Index Series MC Portfolio	—	39,389,242	(6,373,776)	442,993	33,458,459	—	(153,453)	—
Voya VACS Index Series S Portfolio	—	372,839,694	(29,342,352)	34,456,262	377,953,604	—	362,222	—
Voya VACS Index Series SC Portfolio	—	24,571,671	(2,654,208)	489,225	22,406,688	—	18,092	—
VRIAC Contract	52,079,944	880,802	(52,960,746)	—	—	—	187,727	—
	$936,147,780	$819,142,877	$(1,238,805,908)	$153,538,411	$670,023,160	$3,601,237	$(71,448,333)	$7,320
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	112	09/20/23	$15,256,500	$164,281
			$15,256,500	$164,281
Short Contracts:
S&P 500® E-Mini	(77)	09/15/23	(17,279,763)	(535,685)
			$(17,279,763)	$(535,685)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$164,281
Total Asset Derivatives		$164,281
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$535,685
Total Liability Derivatives		$535,685

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,808,653)
Interest rate contracts	(491,328)
Total	$(3,299,981)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,280,824)
Interest rate contracts	610,661
Total	$(670,163)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,066,675,308.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,862,958
Gross Unrealized Depreciation	(25,486,048)
Net Unrealized Appreciation	$15,376,910
See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.8%
309,466	Schwab U.S. TIPS ETF	$16,225,302	1.9
62,992	Vanguard Long-Term Treasury ETF	4,001,882	0.5
108,066	Vanguard Short-Term Bond ETF	8,166,548	0.9
4,005,719	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	195,034,452	22.6
483,665	Xtrackers USD High Yield Corporate Bond ETF	16,686,442	1.9
	Total Exchange-Traded Funds (Cost $245,205,862)	240,114,626	27.8
MUTUAL FUNDS: 71.8%
	Affiliated Investment Companies: 71.8%
5,392,828	Voya U.S. Bond Index Portfolio - Class I	49,290,444	5.7
4,724,119 (1)	Voya VACS Index Series EM Portfolio	50,217,390	5.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,171,928 (1)	Voya VACS Index Series I Portfolio	$115,517,738	13.4
3,473,146 (1)	Voya VACS Index Series MC Portfolio	35,182,974	4.1
29,472,448 (1)	Voya VACS Index Series S Portfolio	324,491,594	37.6
4,353,594 (1)	Voya VACS Index Series SC Portfolio	44,319,586	5.2
	Total Mutual Funds (Cost $583,448,886)	619,019,726	71.8
	Total Investments in Securities (Cost $828,654,748)	$859,134,352	99.6
	Assets in Excess of Other Liabilities	3,081,420	0.4
	Net Assets	$862,215,772	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$240,114,626	$—	$—	$240,114,626
Mutual Funds	619,019,726	—	—	619,019,726
Total Investments, at fair value	$859,134,352	$—	$—	$859,134,352
Other Financial Instruments+
Futures	127,612	—	—	127,612
Total Assets	$859,261,964	$—	$—	$859,261,964
Liabilities Table
Other Financial Instruments+
Futures	$(417,417)	$—	$—	$(417,417)
Total Liabilities	$(417,417)	$—	$—	$(417,417)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2023:
Funding Agreements
Assets:
Beginning balance at December 31, 2022	$23,865,868
Purchases	—
Sales	(23,952,330)
Total realized gain (loss)	86,462
Net change in unrealized appreciation (depreciation)****	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2023	$—
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2023****	$—

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$47,164,045	$(47,164,045)	$—	$—	$1,126,824	$(1,533,314)	$—
Voya Emerging Markets Index Portfolio - Class P2	49,432,450	9,323,007	(69,027,530)	10,272,073	—	—	(8,790,649)	—
Voya International Index Portfolio - Class P2	89,206,793	351,441	(90,758,285)	1,200,051	—	—	6,160,951	—
Voya Russell Large Cap Growth Index - Class I	—	15,905,114	(15,905,114)	—	—	—	1,274,476	—
Voya Russell Mid Cap Index Portfolio - Class P2	31,404,305	4,821,540	(43,013,159)	6,787,314	—	—	(4,275,611)	—
Voya Russell Small Cap Index Portfolio - Class P2	38,811,134	1,304,403	(50,927,239)	10,811,702	—	—	(8,362,117)	—
Voya U.S. Bond Index Portfolio - Class I	—	67,158,496	(17,431,862)	(436,190)	49,290,444	671,485	(182,305)	—
Voya U.S. Bond Index Portfolio - Class P2	228,987,983	4,394,599	(262,248,443)	28,865,861	—	896,324	(23,392,200)	—
Voya U.S. Stock Index Portfolio - Class P2	277,271,180	7,055,356	(319,449,242)	35,122,706	—	—	(17,801,608)	—
Voya VACS Index Series EM Portfolio	—	49,685,669	(508,970)	1,040,691	50,217,390	—	26,760	—
Voya VACS Index Series I Portfolio	—	117,396,113	(5,874,962)	3,996,587	115,517,738	—	27,673	5,667
Voya VACS Index Series MC Portfolio	—	39,623,278	(4,925,574)	485,270	35,182,974	—	(107,532)	—
Voya VACS Index Series S Portfolio	—	315,668,875	(20,702,209)	29,524,928	324,491,594	—	247,251	—
Voya VACS Index Series SC Portfolio	—	47,438,138	(4,078,106)	959,554	44,319,586	—	39,056	—
VRIAC Contract	23,865,868	485,489	(24,351,357)	—	—	—	86,462	—
	$738,979,713	$727,775,563	$(976,366,097)	$128,630,547	$619,019,726	$2,694,633	$(56,582,707)	$5,667
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	87	09/20/23	$11,851,031	$127,612
			$11,851,031	$127,612
Short Contracts:
S&P 500® E-Mini	(60)	09/15/23	(13,464,750)	(417,417)
			$(13,464,750)	$(417,417)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$127,612
Total Asset Derivatives		$127,612
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$417,417
Total Liability Derivatives		$417,417

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,187,706)
Interest rate contracts	(384,007)
Total	$(2,571,713)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(986,610)
Interest rate contracts	466,245
Total	$(520,365)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $840,756,072.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$36,252,740
Gross Unrealized Depreciation	(18,164,265)
Net Unrealized Appreciation	$18,088,475
See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.5%
100,497	Vanguard Long-Term Treasury ETF	$6,384,574	0.5
174,035	Vanguard Short-Term Bond ETF	13,151,825	0.9
4,394,168	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	213,947,646	15.2
771,633	Xtrackers USD High Yield Corporate Bond ETF	26,621,339	1.9
	Total Exchange-Traded Funds (Cost $265,390,551)	260,105,384	18.5
MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 81.3%
6,913,594	Voya U.S. Bond Index Portfolio - Class I	63,190,252	4.5
10,191,156 (1)	Voya VACS Index Series EM Portfolio	108,331,992	7.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
20,727,554 (1)	Voya VACS Index Series I Portfolio	$214,322,908	15.3
5,613,741 (1)	Voya VACS Index Series MC Portfolio	56,867,200	4.1
56,935,938 (1)	Voya VACS Index Series S Portfolio	626,864,674	44.6
7,052,223 (1)	Voya VACS Index Series SC Portfolio	71,791,625	5.1
	Total Mutual Funds (Cost $1,073,299,697)	1,141,368,651	81.3
	Total Investments in Securities (Cost $1,338,690,248)	$1,401,474,035	99.8
	Assets in Excess of Other Liabilities	3,308,837	0.2
	Net Assets	$1,404,782,872	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$260,105,384	$—	$—	$260,105,384
Mutual Funds	1,141,368,651	—	—	1,141,368,651
Total Investments, at fair value	$1,401,474,035	$—	$—	$1,401,474,035
Other Financial Instruments+
Futures	203,885	—	—	203,885
Total Assets	$1,401,677,920	$—	$—	$1,401,677,920
Liabilities Table
Other Financial Instruments+
Futures	$(660,910)	$—	$—	$(660,910)
Total Liabilities	$(660,910)	$—	$—	$(660,910)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$95,836,886	$(95,836,886)	$—	$—	$2,330,115	$(3,099,304)	$—
Voya Emerging Markets Index Portfolio - Class P2	103,438,420	16,125,096	(145,824,388)	26,260,872	—	—	(23,145,018)	—
Voya International Index Portfolio - Class P2	165,330,469	1,316,947	(168,408,756)	1,761,340	—	—	11,831,023	—
Voya Russell Large Cap Growth Index - Class I	—	25,801,316	(25,801,316)	—	—	—	2,074,756	—
Voya Russell Mid Cap Index Portfolio - Class P2	49,245,573	7,545,984	(67,276,063)	10,484,506	—	—	(6,555,683)	—
Voya Russell Small Cap Index Portfolio - Class P2	60,885,665	1,821,691	(80,868,995)	18,161,639	—	—	(14,338,590)	—
Voya U.S. Bond Index Portfolio - Class I	—	112,092,700	(48,026,271)	(876,177)	63,190,252	777,221	(307,443)	—
Voya U.S. Bond Index Portfolio - Class P2	277,199,544	6,345,319	(326,508,052)	42,963,189	—	1,085,451	(36,442,539)	—
Voya U.S. Stock Index Portfolio - Class P2	520,569,107	12,361,414	(594,216,371)	61,285,850	—	—	(28,874,286)	—
Voya VACS Index Series EM Portfolio	—	106,882,773	(820,523)	2,269,742	108,331,992	—	42,293	—
Voya VACS Index Series I Portfolio	—	214,833,041	(7,849,583)	7,339,450	214,322,908	—	18,432	9,159
Voya VACS Index Series MC Portfolio	—	62,644,465	(6,579,792)	802,527	56,867,200	—	(154,973)	—
Voya VACS Index Series S Portfolio	—	594,695,333	(24,817,026)	56,986,367	626,864,674	—	333,289	—
Voya VACS Index Series SC Portfolio	—	74,952,512	(4,707,933)	1,547,046	71,791,625	—	70,630	—
	$1,176,668,778	$1,333,255,477	$(1,597,541,955)	$228,986,351	$1,141,368,651	$4,192,787	$(98,547,413)	$9,159
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	139	09/20/23	$18,934,406	$203,885
			$18,934,406	$203,885
Short Contracts:
S&P 500® E-Mini	(95)	09/15/23	(21,319,187)	(660,910)
			$(21,319,187)	$(660,910)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$203,885
Total Asset Derivatives		$203,885
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$660,910
Total Liability Derivatives		$660,910

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(3,483,419)
Interest rate contracts	(619,780)
Total	$(4,103,199)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,545,143)
Interest rate contracts	731,075
Total	$(814,068)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,353,558,544.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,347,156
Gross Unrealized Depreciation	(21,888,617)
Net Unrealized Appreciation	$47,458,539
See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
59,618	Vanguard Long-Term Treasury ETF	$3,787,532	0.4
103,004	Vanguard Short-Term Bond ETF	7,784,012	0.9
1,185,779	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	57,734,394	6.9
457,757	Xtrackers USD High Yield Corporate Bond ETF	15,792,616	1.9
	Total Exchange-Traded Funds
	(Cost $86,391,312)	85,098,554	10.1
MUTUAL FUNDS: 89.7%
	Affiliated Investment Companies: 89.7%
3,137,285	Voya U.S. Bond Index Portfolio - Class I	28,674,781	3.4
6,043,405 (1)	Voya VACS Index Series EM Portfolio	64,241,392	7.7
14,634,729 (1)	Voya VACS Index Series I Portfolio	151,323,101	18.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,154,529 (1)	Voya VACS Index Series MC Portfolio	$42,085,378	5.0
37,687,113 (1)	Voya VACS Index Series S Portfolio	414,935,115	49.5
5,014,375 (1)	Voya VACS Index Series SC Portfolio	51,046,334	6.1
	Total Mutual Funds (Cost $706,562,431)	752,306,101	89.7
	Total Investments in Securities (Cost $792,953,743)	$837,404,655	99.8
	Assets in Excess of Other Liabilities	1,514,963	0.2
	Net Assets	$838,919,618	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$85,098,554	$—	$—	$85,098,554
Mutual Funds	752,306,101	—	—	752,306,101
Total Investments, at fair value	$837,404,655	$—	$—	$837,404,655
Other Financial Instruments+
Futures	121,744	—	—	121,744
Total Assets	$837,526,399	$—	$—	$837,526,399
Liabilities Table
Other Financial Instruments+
Futures	$(396,546)	$—	$—	$(396,546)
Total Liabilities	$(396,546)	$—	$—	$(396,546)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$56,901,008	$(56,901,008)	$—	$—	$1,375,460	$(1,830,034)	$—
Voya Emerging Markets Index Portfolio - Class P2	60,607,742	10,096,017	(86,688,101)	15,984,342	—	—	(14,165,695)	—
Voya International Index Portfolio - Class P2	119,304,302	702,329	(123,798,343)	3,791,712	—	—	6,011,881	—
Voya Russell Large Cap Growth Index - Class I	—	15,317,020	(15,317,020)	—	—	—	1,222,411	—
Voya Russell Mid Cap Index Portfolio - Class P2	28,866,934	4,350,190	(40,844,496)	7,627,372	—	—	(5,327,022)	—
Voya Russell Small Cap Index Portfolio - Class P2	42,899,951	1,204,766	(56,419,994)	12,315,277	—	—	(9,626,480)	—
Voya U.S. Bond Index Portfolio - Class I	—	56,432,651	(27,314,802)	(443,068)	28,674,781	345,766	(172,817)	—
Voya U.S. Bond Index Portfolio - Class P2	88,705,910	2,360,928	(101,798,125)	10,731,287	—	351,961	(8,804,530)	—
Voya U.S. Stock Index Portfolio - Class P2	348,192,460	7,813,107	(402,017,401)	46,011,834	—	—	(24,350,033)	—
Voya VACS Index Series EM Portfolio	—	63,452,906	(549,874)	1,338,360	64,241,392	—	25,800	—
Voya VACS Index Series I Portfolio	—	151,757,706	(5,592,281)	5,157,676	151,323,101	—	46,574	5,534
Voya VACS Index Series MC Portfolio	—	42,864,519	(1,597,500)	818,359	42,085,378	—	(23,190)	—
Voya VACS Index Series S Portfolio	—	394,586,506	(17,406,952)	37,755,561	414,935,115	—	226,675	—
Voya VACS Index Series SC Portfolio	—	53,078,287	(3,148,734)	1,116,781	51,046,334	—	26,559	—
	$688,577,299	$860,917,940	$(939,394,631)	$142,205,493	$752,306,101	$2,073,187	$(56,739,901)	$5,534
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	83	09/20/23	$11,306,156	$121,744
			$11,306,156	$121,744
Short Contracts:
S&P 500® E-Mini	(57)	09/15/23	(12,791,512)	(396,546)
			$(12,791,512)	$(396,546)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$121,744
Total Asset Derivatives		$121,744
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$396,546
Total Liability Derivatives		$396,546

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,064,259)
Interest rate contracts	(372,441)
Total	$(2,436,700)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(914,981)
Interest rate contracts	429,592
Total	$(485,389)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $800,014,310.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,425,542
Gross Unrealized Depreciation	(9,309,940)
Net Unrealized Appreciation	$37,115,602
See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
1,053,348	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$51,286,461	4.6
600,053	Xtrackers USD High Yield Corporate Bond ETF	20,701,828	1.9
	Total Exchange-Traded Funds (Cost $72,545,748)	71,988,289	6.5
MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 93.2%
1,216,683	Voya U.S. Bond Index Portfolio - Class I	11,120,481	1.0
8,914,106 (1)	Voya VACS Index Series EM Portfolio	94,756,950	8.6
21,253,217 (1)	Voya VACS Index Series I Portfolio	219,758,266	19.9
5,450,493 (1)	Voya VACS Index Series MC Portfolio	55,213,489	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
52,972,415 (1)	Voya VACS Index Series S Portfolio	$583,226,288	52.7
6,571,982 (1)	Voya VACS Index Series SC Portfolio	66,902,777	6.0
	Total Mutual Funds (Cost $966,501,556)	1,030,978,251	93.2
	Total Investments in Securities (Cost $1,039,047,304)	$1,102,966,540	99.7
	Assets in Excess of Other Liabilities	2,893,102	0.3
	Net Assets	$1,105,859,642	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$71,988,289	$—	$—	$71,988,289
Mutual Funds	1,030,978,251	—	—	1,030,978,251
Total Investments, at fair value	$1,102,966,540	$—	$—	$1,102,966,540
Other Financial Instruments+
Futures	211,219	—	—	211,219
Total Assets	$1,103,177,759	$—	$—	$1,103,177,759
Liabilities Table
Other Financial Instruments+
Futures	$(688,738)	$—	$—	$(688,738)
Total Liabilities	$(688,738)	$—	$—	$(688,738)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$85,057,765	$(85,057,765)	$—	$—	$2,002,045	$(2,475,318)	$—
Voya Emerging Markets Index Portfolio - Class P2	88,577,773	13,939,231	(126,783,159)	24,266,155	—	—	(21,507,512)	—
Voya International Index Portfolio - Class P2	175,734,718	1,287,529	(182,755,184)	5,732,937	—	—	8,707,505	—
Voya Russell Large Cap Growth Index - Class I	—	20,051,813	(20,051,813)	—	—	—	1,602,428	—
Voya Russell Mid Cap Index Portfolio - Class P2	37,901,133	5,672,098	(53,699,396)	10,126,165	—	—	(7,111,076)	—
Voya Russell Small Cap Index Portfolio - Class P2	56,423,162	1,287,378	(74,160,405)	16,449,865	—	—	(12,926,463)	—
Voya U.S. Bond Index Portfolio - Class I	—	22,618,957	(11,274,215)	(224,261)	11,120,481	101,355	(219,466)	—
Voya U.S. Bond Index Portfolio - Class P2	53,263,945	858,095	(58,715,988)	4,593,948	—	197,844	(3,176,100)	—
Voya U.S. Stock Index Portfolio - Class P2	489,895,621	9,885,649	(559,240,361)	59,459,091	—	—	(29,037,762)	—
Voya VACS Index Series EM Portfolio	—	104,168,250	(10,947,170)	1,535,870	94,756,950	—	490,150	—
Voya VACS Index Series I Portfolio	—	219,106,925	(6,823,149)	7,474,490	219,758,266	—	54,226	6,897
Voya VACS Index Series MC Portfolio	—	55,876,832	(1,725,922)	1,062,579	55,213,489	—	(18,231)	—
Voya VACS Index Series S Portfolio	—	552,559,611	(22,510,688)	53,177,365	583,226,288	—	313,487	—
Voya VACS Index Series SC Portfolio	—	69,068,460	(3,616,335)	1,450,652	66,902,777	—	48,575	—
	$901,796,352	$1,161,438,593	$(1,217,361,550)	$185,104,856	$1,030,978,251	$2,301,244	$(65,255,557)	$6,897
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	144	09/20/23	$19,615,500	$211,219
			$19,615,500	$211,219
Short Contracts:
S&P 500® E-Mini	(99)	09/15/23	(22,216,838)	(688,738)
			$(22,216,838)	$(688,738)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$211,219
Total Asset Derivatives		$211,219
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$688,738
Total Liability Derivatives		$688,738

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(3,030,657)
Interest rate contracts	(645,209)
Total	$(3,675,866)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,546,855)
Interest rate contracts	749,953
Total	$(796,902)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,049,599,517.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$64,973,510
Gross Unrealized Depreciation	(12,083,970)
Net Unrealized Appreciation	$52,889,540
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.7%
505,714	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$24,622,709	3.7
	Total Exchange-Traded Funds (Cost $25,031,905)	24,622,709	3.7
MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
792,554	Voya U.S. Bond Index Portfolio - Class I	7,243,948	1.1
5,399,976 (1)	Voya VACS Index Series EM Portfolio	57,401,741	8.6
12,849,812 (1)	Voya VACS Index Series I Portfolio	132,867,054	19.8
3,962,455 (1)	Voya VACS Index Series MC Portfolio	40,139,665	6.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
33,280,582 (1)	Voya VACS Index Series S Portfolio	$366,419,211	54.6
3,988,162 (1)	Voya VACS Index Series SC Portfolio	40,599,492	6.0
	Total Mutual Funds (Cost $604,455,944)	644,671,111	96.1
	Total Investments in Securities (Cost $629,487,849)	$669,293,820	99.8
	Assets in Excess of Other Liabilities	1,571,283	0.2
	Net Assets	$670,865,103	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,622,709	$—	$—	$24,622,709
Mutual Funds	644,671,111	—	—	644,671,111
Total Investments, at fair value	$669,293,820	$—	$—	$669,293,820
Other Financial Instruments+
Futures	126,145	—	—	126,145
Total Assets	$669,419,965	$—	$—	$669,419,965
Liabilities Table
Other Financial Instruments+
Futures	$(410,460)	$—	$—	$(410,460)
Total Liabilities	$(410,460)	$—	$—	$(410,460)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$50,775,237	$(50,775,237)	$—	$—	$1,195,887	$(1,477,456)	$—
Voya Emerging Markets Index Portfolio - Class P2	51,543,094	9,179,093	(74,073,459)	13,351,272	—	—	(11,760,613)	—
Voya International Index Portfolio - Class P2	102,293,212	1,185,352	(107,580,638)	4,102,074	—	—	4,310,944	—
Voya Russell Large Cap Growth Index - Class I	—	11,945,795	(11,945,795)	—	—	—	946,880	—
Voya Russell Mid Cap Index Portfolio - Class P2	27,498,215	3,580,721	(36,990,201)	5,911,265	—	—	(3,732,282)	—
Voya Russell Small Cap Index Portfolio - Class P2	32,726,183	876,467	(43,076,934)	9,474,284	—	—	(7,421,883)	—
Voya U.S. Bond Index Portfolio - Class I	—	14,366,016	(6,981,192)	(140,876)	7,243,948	73,542	(70,522)	—
Voya U.S. Bond Index Portfolio - Class P2	19,793,920	553,785	(21,475,907)	1,128,202	—	67,630	(611,573)	—
Voya U.S. Stock Index Portfolio - Class P2	292,430,935	7,274,911	(339,120,211)	39,414,365	—	—	(21,173,018)	—
Voya VACS Index Series EM Portfolio	—	62,864,463	(6,385,954)	923,232	57,401,741	—	289,879	—
Voya VACS Index Series I Portfolio	—	132,126,972	(3,753,426)	4,493,508	132,867,054	—	23,535	4,055
Voya VACS Index Series MC Portfolio	—	40,398,388	(1,039,899)	781,176	40,139,665	—	(10,236)	—
Voya VACS Index Series S Portfolio	—	341,958,768	(8,807,410)	33,267,853	366,419,211	—	88,411	—
Voya VACS Index Series SC Portfolio	—	41,624,342	(1,915,125)	890,275	40,599,492	—	24,325	—
	$526,285,559	$718,710,310	$(713,921,388)	$113,596,630	$644,671,111	$1,337,059	$(40,573,609)	$4,055
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	86	09/20/23	$11,714,813	$126,145
			$11,714,813	$126,145
Short Contracts:
S&P 500® E-Mini	(59)	09/15/23	(13,240,338)	(410,460)
			$(13,240,338)	$(410,460)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$126,145
Total Asset Derivatives		$126,145
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$410,460
Total Liability Derivatives		$410,460

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,780,023)
Interest rate contracts	(392,054)
Total	$(2,172,077)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(923,520)
Interest rate contracts	436,120
Total	$(487,400)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $635,243,422.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,279,103
Gross Unrealized Depreciation	(6,512,925)
Net Unrealized Appreciation	$33,766,178
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.7%
381,864	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$18,592,576	2.7
	Total Exchange-Traded Funds (Cost $18,993,681)	18,592,576	2.7
MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
808,304	Voya U.S. Bond Index Portfolio - Class I	7,387,896	1.1
6,176,371 (1)	Voya VACS Index Series EM Portfolio	65,654,821	9.5
13,192,354 (1)	Voya VACS Index Series I Portfolio	136,408,939	19.8
4,064,873 (1)	Voya VACS Index Series MC Portfolio	41,177,162	6.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
34,157,676 (1)	Voya VACS Index Series S Portfolio	$376,076,008	54.6
4,083,176 (1)	Voya VACS Index Series SC Portfolio	41,566,727	6.1
	Total Mutual Funds (Cost $626,633,771)	668,271,553	97.1
	Total Investments in Securities (Cost $645,627,452)	$686,864,129	99.8
	Assets in Excess of Other Liabilities	1,452,666	0.2
	Net Assets	$688,316,795	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,592,576	$—	$—	$18,592,576
Mutual Funds	668,271,553	—	—	668,271,553
Total Investments, at fair value	$686,864,129	$—	$—	$686,864,129
Other Financial Instruments+
Futures	129,078	—	—	129,078
Total Assets	$686,993,207	$—	$—	$686,993,207
Liabilities Table
Other Financial Instruments+
Futures	$(424,374)	$—	$—	$(424,374)
Total Liabilities	$(424,374)	$—	$—	$(424,374)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$52,099,986	$(52,099,986)	$—	$—	$1,226,189	$(1,515,111)	$—
Voya Emerging Markets Index Portfolio - Class P2	52,778,273	9,289,121	(75,520,326)	13,452,932	—	—	(11,823,243)	—
Voya International Index Portfolio - Class P2	104,804,193	1,194,680	(109,965,601)	3,966,728	—	—	4,635,438	—
Voya Russell Large Cap Growth Index - Class I	—	12,238,585	(12,238,585)	—	—	—	970,041	—
Voya Russell Mid Cap Index Portfolio - Class P2	28,171,038	3,648,953	(36,904,728)	5,084,737	—	—	(2,859,336)	—
Voya Russell Small Cap Index Portfolio - Class P2	33,542,119	868,697	(44,132,787)	9,721,971	—	—	(7,625,847)	—
Voya U.S. Bond Index Portfolio - Class I	—	14,473,287	(6,940,878)	(144,513)	7,387,896	75,234	(71,704)	—
Voya U.S. Bond Index Portfolio - Class P2	14,545,609	468,557	(15,714,059)	699,893	—	47,425	(324,776)	—
Voya U.S. Stock Index Portfolio - Class P2	305,202,639	7,394,200	(352,189,761)	39,592,922	—	—	(20,603,698)	—
Voya VACS Index Series EM Portfolio	—	64,514,572	(135,326)	1,275,575	65,654,821	—	7,454	—
Voya VACS Index Series I Portfolio	—	135,129,770	(3,336,730)	4,615,899	136,408,939	—	36,042	4,241
Voya VACS Index Series MC Portfolio	—	41,281,146	(910,471)	806,487	41,177,162	—	(5,711)	—
Voya VACS Index Series S Portfolio	—	355,436,884	(13,522,276)	34,161,400	376,076,008	—	190,715	—
Voya VACS Index Series SC Portfolio	—	42,452,428	(1,808,635)	922,934	41,566,727	—	28,698	—
	$539,043,871	$740,490,866	$(725,420,149)	$114,156,965	$668,271,553	$1,348,848	$(38,961,038)	$4,241
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	88	09/20/23	$11,987,250	$129,078
			$11,987,250	$129,078
Short Contracts:
S&P 500® E-Mini	(61)	09/15/23	(13,689,163)	(424,374)
			$(13,689,163)	$(424,374)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$129,078
Total Asset Derivatives		$129,078
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$424,374
Total Liability Derivatives		$424,374

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,832,893)
Interest rate contracts	(398,571)
Total	$(2,231,464)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(947,807)
Interest rate contracts	446,749
Total	$(501,058)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $651,490,348.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,705,612
Gross Unrealized Depreciation	(6,627,034)
Net Unrealized Appreciation	$35,078,578
See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.8%
216,260	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$10,529,483	2.8
	Total Exchange-Traded Funds (Cost $10,677,304)	10,529,483	2.8
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
454,292	Voya U.S. Bond Index Portfolio - Class I	4,152,230	1.1
3,439,799 (1)	Voya VACS Index Series EM Portfolio	36,565,060	9.5
7,328,741 (1)	Voya VACS Index Series I Portfolio	75,779,184	19.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,263,403 (1)	Voya VACS Index Series MC Portfolio	$22,928,271	6.0
19,000,832 (1)	Voya VACS Index Series S Portfolio	209,199,156	54.6
2,281,336 (1)	Voya VACS Index Series SC Portfolio	23,223,996	6.0
	Total Mutual Funds (Cost $348,868,842)	371,847,897	97.0
	Total Investments in Securities (Cost $359,546,146)	$382,377,380	99.8
	Assets in Excess of Other Liabilities	782,467	0.2
	Net Assets	$383,159,847	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,529,483	$—	$—	$10,529,483
Mutual Funds	371,847,897	—	—	371,847,897
Total Investments, at fair value	$382,377,380	$—	$—	$382,377,380
Other Financial Instruments+
Futures	70,406	—	—	70,406
Total Assets	$382,447,786	$—	$—	$382,447,786
Liabilities Table
Other Financial Instruments+
Futures	$(229,579)	$—	$—	$(229,579)
Total Liabilities	$(229,579)	$—	$—	$(229,579)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$28,612,226	$(28,612,226)	$—	$—	$674,934	$(832,468)	$—
Voya Emerging Markets Index Portfolio - Class P2	28,013,572	5,602,795	(40,136,652)	6,520,285	—	—	(5,660,608)	—
Voya International Index Portfolio - Class P2	55,696,031	970,610	(60,391,921)	3,725,280	—	—	857,882	—
Voya Russell Large Cap Growth Index - Class I	—	6,699,514	(6,699,514)	—	—	—	526,301	—
Voya Russell Mid Cap Index Portfolio - Class P2	14,965,333	1,979,786	(19,931,110)	2,985,991	—	—	(1,799,424)	—
Voya Russell Small Cap Index Portfolio - Class P2	17,980,589	355,713	(23,018,521)	4,682,219	—	—	(3,563,294)	—
Voya U.S. Bond Index Portfolio - Class I	—	8,055,750	(3,813,933)	(89,587)	4,152,230	36,295	(37,371)	—
Voya U.S. Bond Index Portfolio - Class P2	4,734,563	365,438	(5,223,721)	123,720	—	18,776	(1,338)	—
Voya U.S. Stock Index Portfolio - Class P2	164,235,736	3,760,867	(192,510,638)	24,514,035	—	—	(14,295,585)	—
Voya VACS Index Series EM Portfolio	—	35,939,322	(75,402)	701,140	36,565,060	—	2,710	—
Voya VACS Index Series I Portfolio	—	77,751,877	(4,486,855)	2,514,162	75,779,184	—	63,244	2,253
Voya VACS Index Series MC Portfolio	—	22,868,791	(406,240)	465,720	22,928,271	—	(3,841)	—
Voya VACS Index Series S Portfolio	—	198,812,306	(8,480,385)	18,867,235	209,199,156	—	125,601	—
Voya VACS Index Series SC Portfolio	—	23,664,050	(960,439)	520,385	23,223,996	—	15,561	—
	$285,625,824	$415,439,045	$(394,747,557)	$65,530,585	$371,847,897	$730,005	$(24,602,630)	$2,253
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	48	09/20/23	$6,538,500	$70,406
			$6,538,500	$70,406
Short Contracts:
S&P 500® E-Mini	(33)	09/15/23	(7,405,613)	(229,579)
			$(7,405,613)	$(229,579)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$70,406
Total Asset Derivatives		$70,406
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$229,579
Total Liability Derivatives		$229,579

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(986,879)
Interest rate contracts	(221,247)
Total	$(1,208,126)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(509,108)
Interest rate contracts	235,875
Total	$(273,233)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $363,998,601.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,024,988
Gross Unrealized Depreciation	(4,805,308)
Net Unrealized Appreciation	$18,219,680
See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.2%
16,227	Vanguard Long-Term Treasury ETF	$1,030,901	1.5
22,658	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1,103,195	1.7
	Total Exchange-Traded Funds (Cost $2,145,469)	2,134,096	3.2
MUTUAL FUNDS: 96.7%
	Affiliated Investment Companies: 96.7%
97,480	Voya U.S. Bond Index Portfolio - Class I	890,964	1.4
595,539 (1)	Voya VACS Index Series EM Portfolio	6,330,575	9.6
1,336,709 (1)	Voya VACS Index Series I Portfolio	13,821,567	20.9
391,690 (1)	Voya VACS Index Series MC Portfolio	3,967,816	6.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
3,172,164 (1)	Voya VACS Index Series S Portfolio	$34,925,523	52.8
392,334 (1)	Voya VACS Index Series SC Portfolio	3,993,957	6.0
	Total Mutual Funds (Cost $60,177,096)	63,930,402	96.7
	Total Investments in Securities (Cost $62,322,565)	$66,064,498	99.9
	Assets in Excess of Other Liabilities	38,613	0.1
	Net Assets	$66,103,111	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,134,096	$—	$—	$2,134,096
Mutual Funds	63,930,402	—	—	63,930,402
Total Investments, at fair value	$66,064,498	$—	$—	$66,064,498

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$4,678,486	$(4,678,486)	$—	$—	$112,347	$(137,654)	$—
Voya Emerging Markets Index Portfolio - Class P2	4,092,462	1,296,003	(5,920,576)	532,111	—	—	(415,057)	—
Voya International Index Portfolio - Class P2	8,117,363	602,207	(9,113,641)	394,071	—	—	274,531	—
Voya Russell Large Cap Growth Index - Class I	—	1,080,661	(1,080,661)	—	—	—	80,848	—
Voya Russell Mid Cap Index Portfolio - Class P2	2,170,638	385,041	(2,834,812)	279,133	—	—	(105,333)	—
Voya Russell Small Cap Index Portfolio - Class P2	3,436,999	145,926	(4,098,604)	515,679	—	—	(299,074)	—
Voya U.S. Bond Index Portfolio - Class I	—	1,570,262	(662,876)	(16,422)	890,964	6,507	(5,399)	—
Voya U.S. Bond Index Portfolio - Class P2	698,362	185,508	(901,667)	17,797	—	2,680	(886)	—
Voya U.S. Stock Index Portfolio - Class P2	22,340,023	1,025,509	(26,646,544)	3,281,012	—	—	(1,881,061)	—
Voya VACS Index Series EM Portfolio	—	6,240,430	(24,779)	114,924	6,330,575	—	940	—
Voya VACS Index Series I Portfolio	—	13,853,375	(459,561)	427,753	13,821,567	—	467	394
Voya VACS Index Series MC Portfolio	—	3,995,073	(122,744)	95,487	3,967,816	—	(511)	—
Voya VACS Index Series S Portfolio	—	34,065,503	(2,164,906)	3,024,926	34,925,523	(9)	29,667	—
Voya VACS Index Series SC Portfolio	—	5,331,091	(1,443,772)	106,638	3,993,957	—	(53,990)	—
	$40,855,847	$74,455,075	$(60,153,629)	$8,773,109	$63,930,402	$121,525	$(2,512,512)	$394
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $63,967,136.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,780,129
Gross Unrealized Depreciation	(1,682,743)
Net Unrealized Appreciation	$2,097,386
See Accompanying Notes to Financial Statements
71

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VINDSOL         (0623-081823)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023